[logo omitted] ARK FUNDS


OCTOBER 31, 2001     Semi Annual Report



U.S. Treasury Money Market Portfolio

U.S. Government Money Market Portfolio

Money Market Portfolio

Tax-Free Money Market Portfolio

Pennsylvania Tax-Free Money Market Portfolio

Short-Term Treasury Portfolio

Short-Term Bond Portfolio

Maryland Tax-Free Portfolio

Pennsylvania Tax-Free Portfolio

Intermediate Fixed Income Portfolio

U.S. Government Bond Portfolio

Income Portfolio Balanced Portfolio

Equity Income Portfolio

Value Equity Portfolio

Equity Index Portfolio

Blue Chip Equity Portfolio

Capital Growth Portfolio

Mid-Cap Equity Portfolio

Small-Cap Equity Portfolio

International Equity Portfolio

Emerging Markets Equity Portfolio



                                     MANAGED BY ALLIED INVESTMENT ADVISORS, INC.

CONTENTS






Letter to Shareholders ......................................................  1

Economic and Investment Review ..............................................  2


MONEY MARKET PORTFOLIOS
Management Discussion and Analysis / Statements of Net Assets ...............  5


FIXED INCOME PORTFOLIOS
Management Discussion and Analysis / Statements of Net Assets ............... 21


EQUITY PORTFOLIOS
Management Discussion and Analysis / Statements of Net Assets/
    Schedules of Investments ................................................ 55

Statements of Assets and Liabilities ........................................107

Statements of Operations ....................................................108

Statements of Changes in Net Assets .........................................112

Financial Highlights ........................................................118

Notes to Financial Statements ...............................................126

Notice to Shareholders ......................................................138

                                                        LETTER TO SHAREHOLDERS 1


DECEMBER 2001

DEAR SHAREHOLDERS,

With this Semi Annual Report, we are pleased to update you on our progress and provide you with important information about ARK Funds Portfolios' performance, holdings, and diversification as of October 31, 2001.

The past six months have also been a period of expansion for ARK Funds:

o ASSET GROWTH. As a fund family, we have grown to $7.4 billion in assets as of October 31, 2001.

o THREE NEW PORTFOLIO MANAGERS JOIN ALLIED INVESTMENT ADVISORS, INC. ARK Funds' advisor, Allied Investment Advisors, Inc., added substantially to their pool of investment talent during the past six months. Thomas D. Dehudy manages the Capital Growth Portfolio; Barbara L. Rishel co-manages the Value Equity Portfolio with J. Eric Leo; and David G. Robertson manages the Mid-Cap Equity Portfolio. A biography accompanies each Portfolio Manager's Management Discussion and Analysis.

We have continued to enjoy industry recognition. The ARK Balanced Portfolio and manager Chuck Knudsen have been profiled on CNBC; ARK Blue Chip Equity Portfolio and co-manager Al Ashcroft were featured on BUSINESSWEEK ONLINE; and ARK Small-Cap Equity Portfolio manager Gil Knight was interviewed on CNNFN. We are very pleased with this recognition of ARK Funds and the value and depth of experience of our portfolio managers.

As we move into 2002, our goals continue to be asset growth, broadened investment choices, and building upon our successes. We look forward to continuing to help you meet your financial goals.







                                       Sincerely,



                                       /s/William H. Cowie, Jr.



                                       William H. Cowie, Jr.

                                       CHAIRMAN


                                           SEMI ANNUAL REPORT / October 31, 2001

2   ECONOMIC AND INVESTMENT REVIEW


[photo of J. Eric Leo omitted]


DECEMBER 2001
DEAR ARK FUNDS INVESTOR,

The first six months of ARK Funds' fiscal year encompassed one of the worst economic environments for equities in many years. Only the bond market navigated this environment with positive results, proving for the second year in a row the benefits of asset diversification. The majority of ARK Equity Portfolios performed well relative to their respective benchmarks, especially during the month of October, which reflected a major rebound in the equity markets. ARK
Fixed Income Portfolios performed well in absolute terms. However, the longer-duration Portfolios performed somewhat less well in relative terms due to their corporate bond component.

There is little doubt that the tragedies of September 11 will continue to have a profound impact not only on the U.S., but the world as well. We glimpse this impact in peoples' fear of flying, shifting global alliances, and renewed patriotism, but can only guess what the lasting negative - and positive - ripple effects will be. The coming months will test Americans' national will and tenacity as we determine what is important on both an individual and national basis. It is a strong probability that the result of this struggle will be a stronger and better USA.

We believe the U.S. economy is now in a modest recession that will last through the balance of 2001 and into at least the first quarter of 2002. Global economies are weakening as well, rapidly increasing the risks of a synchronous worldwide recession. Also, there will be a de facto tax increase on our society that encompasses greater defense spending and higher security costs, which will hurt more taxpayers and more companies than it will help. Corporate profits were weak prior to September 11 and have gotten considerably worse since. Not surprisingly, consumer confidence dropped significantly in this environment. Consumers' willingness to continue normal spending patterns, and their resolve to overcome the increased risks and fears in order to maintain life as they knew it prior to September 11, are key issues facing our economy. Both uncertainty and volatility will remain high as we have all been told to expect more attacks and that the success of our military operations will not always be highly visible and will take many years to complete. Additionally, the conflict may spread and intensify beyond our control. At present, investors seem willing to look over the "valley" into the recovery beyond, but a too rapid rise in stock prices, especially technology stocks, could create a valuation risk for the stock market. There is still a long way to go to overcome the two back-to-back shocks to the U.S. economy: September 11 and the burst of the technology bubble. That is the bad news.




[SIDEBAR]
THE COMING MONTHS WILL TEST AMERICANS' NATIONAL WILL AND TENACITY AS WE DETERMINE WHAT IS IMPORTANT ON BOTH AN INDIVIDUAL AND NATIONAL BASIS.

[SIDEBAR]
WALLSTREET ALSO HAS A MORE REALISTIC EXPECTATION OF THE WEAKNESS IN CORPORATE EARNINGS AFTER A LONG PERIOD OF UNREALISTIC ESTIMATES.

October 31, 2001  /   SEMI ANNUAL REPORT

                                                ECONOMIC AND INVESTMENT REVIEW 3


Now the good news. Terrorist networks in Afghanistan are crumbling much more rapidly than expected. The U.S. government (increased spending and tax cuts) and the Federal Reserve (lower interest rates) are pulling out all stops to reinvigorate the U.S. economy. Lower mortgage rates are stimulating mortgage refinancing, which will help to re-liquify consumers. Assuming no further exogenous events, we expect a more robust economy and protracted rebound to begin in the first half of 2002. Inflation rates could be under 2%, helped by sharp drops in gasoline, commodity, and manufactured goods prices. Reduced inventories are setting the stage for a rising re-order trend. The equity market usually anticipates an economic recovery by six months, which is one reason stocks have rebounded recently. Corporate earnings will be very bad, but most companies are using this period to take as many write-offs as possible to generate easier comparisons in 2002. Wall Street also has a more realistic expectation of the weakness in corporate earnings after a long period of unrealistic estimates. The U.S. dollar has stabilized. Many in the international community believe the U.S. economy will be the first to recover and seem more willing to make equity investments here.

ARK Funds Portfolio Managers are pooling their collective wisdom and years of experience to manage the Portfolios during this period of uncertainty. Presently, holdings in the ARKEquity Portfolios are divided between companies that are less sensitive to the economy (i.e., healthcare and utilities) should an economic rebound be further delayed, and companies that would benefit from economic recovery (i.e., technology and industrials). When the direction of the economic outcome becomes clearer, we will shift toward overweighing the areas we believe will experience greater benefit from that outcome.

We thank you for your continued support. Please accept our sincerest wishes for health, happiness and prosperity in these trying times.




                                       Sincerely,






                                       /s/J. Eric Leo
                                       J. Eric Leo

                                       CHIEF INVESTMENT OFFICER
                                       ALLIED INVESTMENT ADVISORS, INC.


                                           SEMI ANNUAL REPORT / October 31, 2001

The ARK Funds Family
    THE ARK FUNDS FAMILY OFFERS A COMPREHENSIVE RANGE OF MONEY MARKET, FIXED INCOME, AND EQUITY PORTFOLIOS DESIGNED TO MEET BOTH SHORT- AND LONG-TERM NEEDS. WHETHER YOU'RE LOOKING TO ENHANCE SHORT-TERM INCOME, GAIN TAX ADVANTAGES, OR ACHIEVE LONG-TERM GROWTH, ARK FUNDS OFFERS A VARIETY OF MUTUAL FUND SOLUTIONS.



Equity portfolios

BALANCED
EQUITY INCOME
VALUE EQUITY
EQUITY INDEX
BLUE CHIP EQUITY
CAPITAL GROWTH
MID-CAP EQUITY
SMALL-CAP EQUITY
INTERNATIONAL EQUITY
EMERGING MARKETS EQUITY


                                                       Fixed Income portfolios

                                                           SHORT-TERM TREASURY
                                                               SHORT-TERM BOND
                                                             MARYLAND TAX-FREE
                                                         PENNSYLVANIA TAX-FREE
                                                     INTERMEDIATE FIXED INCOME
[ARK Funds logo omitted]                                  U.S. GOVERNMENT BOND
                                                                        INCOME



                                                       Money Market portfolios

                                                    U.S. TREASURY MONEY MARKET
                                                  U.S. GOVERNMENT MONEY MARKET
                                                                  MONEY MARKET
                                                         TAX-FREE MONEY MARKET
                                            PENNSYLVANIA TAX-FREE MONEY MARKET


As a rule, investments, such as stocks, with greater perceived risks also have the potential for greater returns than fixed income investments. Keep in mind stocks also have greater price fluctuations ("volatility") and risks than fixed income investments, which may not make them appropriate for the short-term investor or those whose primary concern is preservation of principal amount invested. If you are investing for the long-term and will not need your investment for several years in the future, then investing in an equity-based mutual fund may be appropriate.

                                                       MONEY MARKET PORTFOLIOS 5


                            Money Market Portfolios


OUR MONEY MARKET INVESTMENT MANAGEMENT PHILOSOPHY IS DEFINED BY THREE
OBJECTIVES: TO PRESERVE PRINCIPAL, TO MAINTAIN DAILY LIQUIDITY, AND TO MAXIMIZE CURRENT INCOME. TO ACHIEVE THESE OBJECTIVES, WE ACTIVELY MANAGE THE MONEY MARKET PORTFOLIOS UTILIZING OUR CONSERVATIVE AND HIGHLY DISCIPLINED RELATIVE-VALUE APPROACH, WHICH IS CONSTANTLY MONITORED AND REVIEWED TO ENSURE THAT OUR SHAREHOLDERS' GOALS ARE REALIZED.

TO PRESERVE PRINCIPAL, WE CONSIDER ONLY THOSE ISSUERS THAT PASS OUR STRINGENT CREDIT EVALUATION PROCESS. THE GOAL OF THE CREDIT EVALUATION PROCESS IS TO SELECT HIGH-QUALITY ISSUERS THAT PRESENT MINIMAL CREDIT RISK. THE EVALUATION PROCESS IS BASED ON BOTH QUANTITATIVE AND QUALITATIVE FACTORS THAT HIGHLIGHT THE ISSUER'S ABILITY TO MAINTAIN ITS CREDIT RATING AND LEADING INDUSTRY POSITION. ISSUERS ARE MONITORED AND REVIEWED BY THE ALLIED INVESTMENT ADVISORS INVESTMENT POLICY COMMITTEE, WHICH IS COMPRISED OF SENIOR PERSONNEL FROM ALLIED INVESTMENT ADVISORS, INC. (AIA).

TO PROVIDE DAILY LIQUIDITY, WE MANAGE OUR MATURITIES AND ENGAGE IN OVERNIGHT REPURCHASE AGREEMENTS WITH APPROVED BROKER/DEALERS THAT HAVE OBTAINED THE HIGHEST SHORT-TERM RATINGS. EACH REPURCHASE AGREEMENT IS COLLATERALIZED BY U.S. TREASURY OR U.S. GOVERNMENT AGENCY COLLATERAL.

TO MAXIMIZE CURRENT INCOME, WE ACTIVELY MANAGE THE PORTFOLIOS. WE SEEK TO TAKE ADVANTAGE OF SHORT-LIVED TRADING OPPORTUNITIES AND MARKET INEFFICIENCIES BY EMPLOYING A RELATIVE-VALUE APPROACH THAT EMPHASIZES SECURITY SELECTION.

EACH PORTFOLIO'S STRATEGY STARTS WITH AN AVERAGE MATURITY DECISION. THIS DECISION IS DETERMINED BY A NUMBER OF FACTORS, SUCH AS ANALYSIS OF OUR SHAREHOLDERS' LIQUIDITY NEEDS, EXPECTED FEDERAL RESERVE MONETARY POLICY AND YIELD CURVE, AND IMPLIED FORWARD INTEREST-RATE ANALYSIS.

UPON DETERMINING A PORTFOLIO'S AVERAGE MATURITY, WE ANALYZE EACH MARKET SECTOR TO DETERMINE WHICH SECTORS ARE CHEAP, THUS PROVIDING VALUE, AND WHICH SECTORS ARE EXPENSIVE. INDIVIDUAL SECURITIES ARE THEN SELECTED. THIS IN-DEPTH ANALYSIS ALLOWS US TO IDENTIFY MARKET INEFFICIENCIES AND TRADING OPPORTUNITIES.

6   MONEY MARKET PORTFOLIOS


MONEY MARKET PORTFOLIOS


[photo of James M. Hannan omitted]

JAMES M. HANNAN

PORTFOLIO MANAGER

JAMES M. HANNAN IS MANAGER OF THE U.S. TREASURY MONEY MARKET, U.S. GOVERNMENT MONEY MARKET, MONEY MARKET, TAX-FREE MONEY MARKET, PENNSYLVANIA TAX-FREE MONEY MARKET, SHORT-TERM TREASURY, AND OTHER ARK FUNDS PORTFOLIOS. HE IS ALSO RESPONSIBLE FOR SEVERAL SEPARATELY MANAGED INSTITUTIONAL PORTFOLIOS. MR. HANNAN HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1987. HE HAS MORE THAN 14 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.



U.S. Treasury Money Market
U.S. Government Money Market
Money Market
Tax-Free Money Market
Pennsylvania Tax-Free Money Market


Management Discussion and Analysis
      The horrific events of September 11 most likely will result in the U.S. economy experiencing a recession. Prior to the terrorist attacks, the economy was very weak and on the verge of a recession. Only the consumer sector was displaying signs of growth. In particular, the housing market remained strong as low mortgage rates and a relatively low unemployment rate of 4.9% provided a positive environment for home buyers and sellers. The Federal Reserve had eased only 25 basis points on August 21, reducing the Fed Funds target to 3.5%. However, since the terrorist attacks the Fed has eased aggressively. As of November 7, the Fed Funds target was 2.0%, the lowest level since the early 1960s. The Fed is concerned that American consumers' confidence has been deeply hurt by the attacks and that consumer spending will slow dramatically, especially in the travel and lodging sectors. The economy posted its first decline in Gross Domestic Product (GDP) since 1993 in the third quarter. The future path of the economy is extremely uncertain given the recent events and what impact they will have on you and me, as American consumers.

      Interest rates moved significantly lower over the last six months. The 3-month Treasury Bill declined in yield from 3.9% on April 30 to a low yield of 2.0% on October 31, as investors sought the safety of U.S. Treasury securities. The majority of this "flight to quality" occurred after September 11. During the past six months we extended the average maturity of the ARK Money Market Portfolios. We now think that the Federal Reserve will ease an additional 25 basis points before year-end. We have also reviewed our approved list of money market issuers, and believe that all of these issuers continue to present minimal credit risk. Looking forward, we will continue to utilize our conservative and disciplined relative value investment process.



October 31, 2001  /   SEMI ANNUAL REPORT

                                                       MONEY MARKET PORTFOLIOS 7


Performance as of October 31, 2001 (Unaudited)


U.S. TREASURY MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
                                                             IMONEYNET, INC.
                        INST'L     RETAIL     INST'L             100%
                        CLASS      CLASS A    II  CLASS  U.S. TREASURY AVERAGE+
--------------------------------------------------------------------------------
Seven Day
Effective Yield         2.61%       2.38%         2.54%         2.31%
--------------------------------------------------------------------------------

[graph omitted]
EDGAR representation of plot points used in printed graphic as follows:

         ARK U.S. Treasury Money         ARK U.S. Treasury Money    ARK U.S. Treasury Money Market      iMoneyNet 100%
       Market, Institutional Class        Market, Retail Class A        Institutional II Class           U.S. Treasury
11/30/00          5.76                              5.53                       5.69                          5.67
12/31/00          5.74                              5.51                       5.66                          5.61
1/31/01           5.48                              5.25                       5.41                          5.37
2/28/01           5.13                              4.9                        5.06                          5.04
3/31/01           5.01                              4.78                       4.94                          4.62
4/30/01           4.6                               4.37                       4.53                          4.23
5/31/01           3.88                              3.65                       3.81                          3.8
6/30/01           3.69                              3.46                       3.61                          3.36
7/31/01           3.54                              3.31                       3.47                          3.22
8/31/01           3.44                              3.21                       3.37                          3.08
9/30/01           3.07                              2.84                       2.99                          2.77
10/31/01          2.62                              2.39                       2.55                          2.38


U.S. GOVERNMENT MONEY MARKET PORTFOLIO

------------------------------------------------------------------------------------------------------
                                                         IMONEYNET, INC. GOV'T.   IMONEYNET, INC.
                     INST'L      RETAIL     INST'L        ONLY INSTITUTIONS        U.S. GOV'T &
                     CLASS       CLASS A    II  CLASS     ONLY AVERAGE+           AGENCIES AVERAGE+
------------------------------------------------------------------------------------------------------
Seven Day
Effective Yield      2.49%         2.26%      2.42%              2.13%                    2.15%
------------------------------------------------------------------------------------------------------


[graph omitted]
EDGAR representation of plot points used in printed graphic as follows:

                ARK U.S.Gov't     ARK U.S. Gov't.  ARK U.S. Gov't.  iMoneyNet Gov't. iMoneyNet
                Money Market,     Money Market,  .  Money Market,    Institutions   U.S. Gov't
                Institutional       Retail           Inst'l II          Only        & Agencies
                   Class           Class A            Class            Average       Average
11/30/00          6.25               6.02             6.18              6.09           5.92
12/31/00          6.19               5.96             6.12              6.01           5.85
1/31/01           5.79               5.56             5.72              5.69           5.55
2/28/01           5.31               5.04             5.25              5.25           5.14
3/31/01           5.08               4.85             5.01              4.88           4.7
4/30/01           4.58               4.35             4.51              4.47           4.31
5/31/01           4.01               3.78             3.94              3.96           3.87
6/30/01           3.79               3.56             3.73              3.62           3.5
7/31/01           3.58               3.35             3.51              3.42           3.27
8/31/01           3.43               3.19             3.36              3.31           3.11
9/30/01           3                  2.76             2.93              2.89           2.72
10/31/01          2.47               2.24             2.4               2.37           2.24



MONEY MARKET PORTFOLIO

-----------------------------------------------------------------------------------------------------------
                                                                   IMONEYNET, INC.
                    INST'L         RETAIL    RETAIL    INST'L   1ST TIER INSTITUTIONAL  IMONEYNET, INC.
                    CLASS          CLASS A   CLASS B   II CLASS    ONLY AVERAGE+        1ST TIER AVERAGE+
-----------------------------------------------------------------------------------------------------------
Seven Day
Effective Yield     2.50%          2.26%    1.56%      2.43%          2.48%               2.11%
-----------------------------------------------------------------------------------------------------------


[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:


             ARK            ARK             ARK           ARK           iMoneyNet
        Money Market,   Money Market,   Money Market,  Money Market,   First Tier     iMoneyNet
        Institutional     Retail          Retail       Institutional  Institutional  First Tier
          Class           Class A         Class B        II Class      Only Average   Average
            Only
11/30/00  6.36              6.13           5.45           6.29            6.25           5.9
12/31/00  6.37              6.13           5.47           6.3             6.25           5.89
1/31/01   6.05              5.82           5.13           5.98            5.97           5.63
2/28/01   5.55              5.31           4.62           5.48            5.48           5.16
3/31/01   5.25              5.02           4.33           5.18            5.05           4.71
4/30/01   4.87              4.63           3.94           4.8             4.69           4.37
5/31/01   4.38              4.15           3.47           4.31            4.22           3.93
6/30/01   4.02              3.79           3.11           3.95            3.82           3.5
7/31/01   3.74              3.5            2.81           3.67            3.58           3.25
8/31/01   3.57              3.34           2.65           3.5             3.43           3.07
9/30/01   3.22              2.99           2.3            3.15            3.1            2.74
10/31/01  2.58              2.35           1.66           2.51            2.58           2.24



Past performance is not predictive of future performance.
+The performance of the iMoneyNet, Inc. indices does not include operating expenses that are incurred by the Portfolio.


                                           Semi Annual Report / October 31, 2001

8   MONEY MARKET PORTFOLIOS


Performance as of October 31, 2001 (Unaudited)


TAX-FREE MONEY MARKET PORTFOLIO


                              IMONEYNET, INC.         IMONEYNET, INC.
    INST'L RETAILINST'L   TAX FREE INSTITUTIONAL      TF STOCKBROKER &
    CLASS  CLASS AII       CLASSONLY AVERAGE    +GENERAL PURPOSE AVERAGE+
Seven Day
Effective Yield    1.90%   1.67%     1.83%        1.83%       1.62%


[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:
         ARK Tax-Free MM,         iMoneyNet Tax-Free         ARK Tax-Free      iMoneyNet Tax-Free              ARK Tax-Free MM,
        Institutional Class       Institutions Only          MM, Retail Class  Stockbroker & General Purpose   Institutional II
11/30/00         4                        3.97                     3.77             3.73                            3.93
12/31/00         3.91                     3.85                     3.68             3.62                            3.84
1/31/01          2.93                     2.93                     2.7              2.74                            2.86
2/28/01          3.35                     3.38                     3.11             3.19                            3.27
3/31/01          2.96                     2.96                     2.73             2.74                            2.89
4/30/01          3.53                     3.4                      3.3              3.18                            3.46
5/31/01          3.04                     3.1                      2.81             2.93                            2.97
6/30/01          2.59                     2.55                     2.35             2.38                            2.51
7/31/01          2.32                     2.26                     2.09             2.1                             2.25
8/31/01          2.09                     2.09                     1.86             1.92                            2.02
9/30/01          1.94                     1.96                     1.71             1.77                            1.87
10/31/01         1.87                     1.83                     1.64             1.63                            1.8



PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

                                 IMONEYNET, INC.            IMONEYNET, INC.
           INST'L    INST'L      TAX FREE STATE-SPECIFIC    TAX FREE STATE-SPECIFIC
            CLASS    II  CLASS   INSTITUTIONAL AVERAGE+     SB&GP AVERAGE+

Seven Day
Effective Yield    1.59%            1.59%         1.71%       1.52%


[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:
         ARK Tax-Free MM,        iMoneyNet Tax-Free       iMoneyNet Tax-Free   ARK Tax-Free
         Institutional Class     State-Spec Institutions  State SB & GP        MM Insti II

5/32/01           2.58                       2.97              2.79              1.64
6/30/01           2.32                       2.4               2.25              2.32
7/31/01           2.02                       2.15              1.99              2.02
8/31/01           1.77                       1.98              1.8               1.77
9.30/01           1.65                       1.88              1.67              1.65
10/31/01          1.58                       1.74              1.55              1.58



Past performance is not predictive of future performance.
+The performance of the iMoneyNet, Inc. indices does not include operating expenses that are incurred by the Portfolio.


October 31, 2001  /   SEMI ANNUAL REPORT

                                          U.S. TREASURY MONEY MARKET PORTFOLIO 9

U.S. TREASURY MONEY MARKET PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

84% U.S. TREASURY BILLS
16% U.S. TREASURY NOTES

Statement of Net Assets (Unaudited)

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------



U.S. TREASURY OBLIGATIONS -- 99.9%

    U.S. TREASURY BILLS (A)
       3.696%, 11/08/01                   $ 5,440      $ 5,436
                                        ----------  -----------
       3.426%, 11/08/01                     3,679        3,677
                                        ----------  -----------
       3.365%, 11/08/01                     6,459        6,455
                                        ----------  -----------
       3.342%, 11/08/01                       815          814
                                        ----------  -----------
       3.387%, 11/29/01                     5,479        5,465
                                        ----------  -----------
       3.229%, 11/29/01                     1,754        1,750
                                        ----------  -----------
       2.124%, 11/29/01                     5,566        5,557
                                        ----------  -----------
       3.302%, 12/06/01                    50,000       49,841
                                        ----------  -----------
       3.537%, 12/13/01                       540          538
                                        ----------  -----------
       3.506%, 12/13/01                    11,584       11,537
                                        ----------  -----------
       3.400%, 12/13/01                       761          758
                                        ----------  -----------
       2.597%, 12/13/01                    40,000       39,880
                                        ----------  -----------
       3.458%, 12/20/01                     3,969        3,950
                                        ----------  -----------
       3.393%, 12/20/01                     2,060        2,051
                                        ----------  -----------
       3.382%, 12/20/01                       318          316
                                        ----------  -----------
       2.343%, 12/20/01                     2,548        2,540
                                        ----------  -----------
       2.274%, 01/03/02                    39,685       39,528
                                        ----------  -----------
       2.562%, 01/17/02                    50,000       49,728
                                        ----------  -----------
       2.551%, 01/17/02                    50,000       49,729
                                        ----------  -----------
       3.346%, 02/07/02                    10,127       10,036
                                        ----------  -----------
       3.330%, 02/14/02                     1,590        1,575
                                        ----------  -----------
       2.343%, 02/28/02                    18,625       18,482
                                        ----------  -----------
       2.193%, 02/28/02                     4,570        4,537
                                        ----------  -----------
       2.286%, 03/21/02                     7,860        7,791
                                        ----------  -----------
       2.158%, 04/11/02                    10,613       10,512
                                        ----------  -----------
       2.143%, 04/18/02                     1,854        1,836
                                        ----------  -----------
    U.S. TREASURY NOTES
       7.500%, 11/15/01                    14,000       14,027
                                        ----------  -----------
       5.875%, 11/30/01                    25,000       24,993
                                        ----------  -----------
       6.375%, 08/15/02                    22,500       22,965
                                        ----------  -----------

TOTAL U.S. TREASURY OBLIGATIONS
(COST $396,304)                                       $396,304
---------------------------------------------------------------

TOTAL INVESTMENTS -- 99.9%
(COST $396,304)                                       $396,304
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- 0.1%              $    284
---------------------------------------------------------------

--------------------------------------------------------------------------------

  DESCRIPTION                                      VALUE (000)
--------------------------------------------------------------------------------

NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 251,278,340 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                             $251,255
                                                    -----------

PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 26,127,522 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               26,126
                                                    -----------
PORTFOLIO SHARES OF INSTITUTIONAL II CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 119,130,811 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                              119,123
                                                    -----------
UNDISTRIBUTED NET INVESTMENT INCOME                         18
                                                    -----------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS                66
                                                    -----------
TOTAL NET ASSETS-- 100.0%                             $396,588
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS                $1.00
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS A                     $1.00
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL II CLASS             $1.00
---------------------------------------------------------------

(A) The effective yield at time of purchase is shown as the rate on the Statement of Net Assets.
The accompanying notes are an integral part of the financial statements.




                                           SEMI ANNUAL REPORT / OCTOBER 31, 2001

10   U.S. GOVERNMENT MONEY MARKET PORTFOLIO


U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

60% REPURCHASE AGREEMENTS
40% U.S. GOVERNMENT AGENCY OBLIGATIONS

Statement of Net Assets (Unaudited)

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------



U.S. GOVERNMENT AGENCY OBLIGATIONS -- 39.6%

    FHLB
       6.505%, 11/27/01                  $ 25,000    $  25,000
                                        ----------  -----------
       4.500%, 04/04/02                    20,000       20,022
                                        ----------  -----------
       6.750%, 05/01/02                    50,000       50,784
       7.250%, 05/15/02                    20,000       20,315
       6.875%, 07/18/02                    10,700       10,951

    FHLB (A)
       2.540%, 11/01/01                    10,000        9,992
                                        ----------  -----------
       2.493%, 11/01/01                    35,000       34,984
                                        ----------  -----------
       2.490%, 11/01/01                    30,000       29,977
                                        ----------  -----------
       2.246%, 11/28/01                    35,000       34,977
                                        ----------  -----------
    FHLMC
       5.500%, 05/15/02                    29,000       29,336
                                        ----------  -----------
       6.625%, 08/15/02                    18,500       18,878
                                        ----------  -----------
       6.250%, 10/15/02                    45,000       46,551
                                        ----------  -----------
    FHLMC (B)
       3.080%, 11/09/01                    22,000       21,985
                                        ----------  -----------

    FNMA
       6.625%, 01/15/02                    20,000       20,060
                                        ----------  -----------
       6.625%, 04/15/02                    63,000       63,812
                                        ----------  -----------
       4.030%, 06/28/02                    15,000       15,000
                                        ----------  -----------
       6.750%, 08/15/02                    65,000       67,247
                                        ----------  -----------
       6.440%, 11/21/01                    25,000       24,999
                                        ----------  -----------
    FNMA (A)
       2.540%, 11/01/01                    54,000       53,990
                                        ----------  -----------

    FNMA (B)
       3.860%, 02/08/02                    45,000       44,522
                                        ----------  -----------

    SLMA, MTN (A)
       2.589%, 11/06/01                    35,000       34,997
                                        ----------  -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $678,379)                                    $   678,379
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                         PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 60.2%

    DEUTSCHE BANK 2.620%, DATED
    10/31/01, MATURES 11/01/01,
    REPURCHASE PRICE $150,010,917
    (COLLATERALIZED BY U.S. GOVERNMENT
    OBLIGATIONS: TOTAL MARKET
    VALUE $153,000,000)                  $150,000   $  150,000
                                        ----------  -----------
    FIRST BOSTON 2.630%, DATED
    10/31/01, MATURES 11/01/01,
    REPURCHASE PRICE $140,010,228
    (COLLATERALIZED BY U.S. GOVERNMENT
    OBLIGATIONS: TOTAL
    MARKET VALUE $142,801,208)            140,000      140,000
                                        ----------  -----------

    GOLDMAN SACHS GROUP 2.637%, DATED
    10/31/01, MATURES 11/01/01,
    REPURCHASE PRICE $430,555,190
    (COLLATERALIZED BY U.S. GOVERNMENT
    OBLIGATIONS: TOTAL
    MARKET VALUE $439,134,132)            430,524      430,524
                                        ----------  -----------
    SALOMON SMITH BARNEY 2.630%, DATED
    10/31/01, MATURES 11/01/01,
    REPURCHASE PRICE $310,022,647
    (COLLATERALIZED BY U.S. GOVERNMENT
    OBLIGATIONS: TOTAL
    MARKET VALUE $316,382,389)            310,000      310,000
                                        ----------  -----------

TOTAL REPURCHASE AGREEMENTS
(COST $1,030,524)                                   $1,030,524
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.8%
(COST $1,708,903)                                   $1,708,903
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES, NET-- 0.2%            $    3,769
                                                    -----------
NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 1,298,996,251 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                            1,298,899
                                                    -----------

PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 104,932,737 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                              104,929
                                                    -----------
PORTFOLIO SHARES OF INSTITUTIONAL II CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 308,851,555 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                              308,845
                                                    -----------
DISTRIBTUION IN EXCESS OF NET INVESTMENT INCOME             (3)
                                                    -----------

ACCUMULATED NET REALIZED GAIN ON INVESTMENTS                 2
                                                    -----------
TOTAL NET ASSETS-- 100.0%                           $1,712,672
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS                $1.00
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS A                     $1.00
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL II CLASS             $1.00
---------------------------------------------------------------

(A) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on October 31, 2001. The date shown is the next scheduled reset date.
(B) Discount Notes. The rate reported on the Statement of Net Assets is the discount yield at the time of purchase.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
SLMA -- Student Loan Marketing Association
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------


October 31, 2001  /   semi Annual Report

                                                       MONEY MARKET PORTFOLIO 11


MONEY MARKET PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

41% CORPORATE OBLICATIONS
41% COMMERICAL PAPER
14% REPURCHASE AGREEMENTS
4% TAXABLE MUNICIPAL BONDS


Statement of Net Assets (Unaudited)

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 33.5%


    BANKS -- 5.6%

    BANK ONE
       8.875%, 03/15/02                   $ 5,000     $  5,065
                                        ----------  -----------
       6.400%, 08/01/02                    11,715       11,973
                                        ----------  -----------

    BANK ONE, MTN
       8.100%, 03/01/02                     5,650        5,716
                                        ----------  -----------

    BANK ONE, SER G, MTN
       6.500%, 11/01/01                    12,200       12,200
                                        ----------  -----------

    BANKAMERICA
       7.750%, 07/15/02                     9,240        9,477
                                        ----------  -----------

    CANADIAN IMPERIAL BANK
       3.450%, 02/14/02                     7,000        7,022
                                        ----------  -----------

    CHASE MANHATTAN
       8.500%, 02/15/02                     8,000        8,136
                                        ----------  -----------

    FIRST UNION NATIONAL BANK (A)
       2.665%, 11/01/01                    10,000       10,000
                                        ----------  -----------

    PNC FUNDING
       6.950%, 09/01/02                    26,325       27,229
                                        ----------  -----------

    TOTAL BANKS                                       $ 96,818
---------------------------------------------------------------


    FINANCIAL SERVICES -- 17.5%

    AT&T CAPITAL, SER G, MTN
       5.860%, 04/26/02                     4,500        4,528
                                        ----------  -----------

    BENEFICIAL, SER I, MTN
       6.430%, 04/10/02                     3,000        3,026
                                        ----------  -----------

    BETA FINANCE, MTN (B)
       4.170%, 05/10/02                    23,000       23,001
                                        ----------  -----------

---------------------------------------------------------------
                                         PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
---------------------------------------------------------------

    CAPITAL ONE FUNDING, SER 1995-C (A) (B)
       2.550%, 11/01/01                   $ 2,800     $  2,800
                                        ----------  -----------

    CAPITAL ONE FUNDING, SER 1996-H (A)
       2.550%, 11/01/01                     1,500        1,500
                                        ----------  -----------

    CITIGROUP, SER A, MTN
       7.450%, 06/06/02                    14,000       14,297
                                        ----------  -----------

    FORD MOTOR CREDIT
       8.200%, 02/15/02                    11,240       11,330
                                        ----------  -----------
       6.500%, 02/28/02                    26,219       26,329
                                        ----------  -----------

    GENERAL MOTORS ACCEPTANCE
       6.375%, 12/01/01                     3,000        3,005
                                        ----------  -----------
       6.750%, 02/07/02                    18,500       18,574
                                        ----------  -----------

    HOUSEHOLD FINANCE, MTN
       6.125%, 07/15/02                     3,865        3,953
                                        ----------  -----------

    HOUSEHOLD FINANCE, SER 1, MTN (A)
       2.750%, 12/27/01                    25,000       25,017
                                        ----------  -----------

    HOUSEHOLD FINANCE, SER 3, MTN (A)
       2.478%, 11/26/01                    30,000       30,000
                                        ----------  -----------

    JOHN DEERE CAPITAL, SER D, MTN
       4.170%, 06/10/02                    10,000       10,000
                                        ----------  -----------

    NORWEST FINANCIAL
       6.375%, 07/16/02                    29,000       29,505
                                        ----------  -----------

    SIGMA FINANCE
       2.570%, 10/07/02                    25,000       25,000
                                        ----------  -----------

    SIGMA FINANCE, MTN (A) (B)
       2.326%, 01/23/02                    23,000       23,000
                                        ----------  -----------

    TYCO CAPITAL
       6.375%, 08/01/02                     5,150        5,233
                                        ----------  -----------

    TYCO CAPITAL, MTN
       5.920%, 11/08/02                    14,000       14,442
                                        ----------  -----------
       5.800%, 03/26/02                     2,000        2,005
                                        ----------  -----------

    VERIZON GLOBAL FUNDING (A)
       3.180%, 12/15/01                    25,000       24,996
                                        ----------  -----------

    TOTAL FINANCIAL SERVICES                        $  301,541
---------------------------------------------------------------
--------------------------------------------------------------------------------


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2001

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    MISCELLANEOUS BUSINESS SERVICES -- 0.7%

    BOB SUMEREL TIRE, SER 1999 (A) (B)
       2.650%, 11/01/01                   $ 5,000     $  5,000
                                        ----------  -----------
    REYNOLDS ROAD FITNESS CENTER, SER 1998
    (A) (B)
       2.650%, 11/01/01                     5,745        5,745
                                        ----------  -----------
    TRAP ROCK INDUSTRY, SER 1997 (A)
       2.660%, 11/07/01                     1,100        1,100
                                        ----------  -----------

    TOTAL MISCELLANEOUS BUSINESS SERVICES            $  11,845
---------------------------------------------------------------


    REAL ESTATE INVESTMENT TRUST -- 0.6%

    ELSINORE PROPERTIES, SER 1999 (A)
       2.650%, 11/01/01                     9,900        9,900
                                        ----------  -----------

    TOTAL REAL ESTATE INVESTMENT TRUST                $  9,900
                                                    -----------

    RETAIL -- 0.5%

    TARGET
       9.750%, 07/01/02                     8,600        8,927
                                        ----------  -----------

    TOTAL RETAIL                                      $  8,927
                                                    -----------

    SECURITY BROKERS & DEALERS -- 8.6%

    DONALDSON LUFKIN JENRETTE
       5.875%, 04/01/02                     3,315        3,342
                                        ----------  -----------

    GOLDMAN SACHS GROUP, MTN (A)
       3.775%, 11/11/01                    10,000       10,006
                                        ----------  -----------

    GOLDMAN SACHS GROUP, SER A, MTN
    (A) (B)
       2.610%, 01/15/02                    10,000       10,000
                                        ----------  -----------

    LEHMAN BROTHERS HOLDINGS
       7.000%, 10/01/02                     5,000        5,154
                                        ----------  -----------
       8.750%, 05/15/02                     9,500        9,737
                                        ----------  -----------

    LEHMAN BROTHERS HOLDINGS, SER D, MTN
       7.850%, 08/12/02                     3,600        3,704
                                        ----------  -----------

    MERRILL LYNCH, SER 1, MTN (A)
       2.650%, 11/01/01                    40,000       40,000
                                        ----------  -----------

    MERRILL LYNCH, SER B, MTN
       4.210%, 06/05/02                    13,800       13,800
                                        ----------  -----------

    MORGAN STANLEY DEAN WITTER (A)
       3.330%, 12/17/01                    25,000       25,022
                                        ----------  -----------

---------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
---------------------------------------------------------------

    MORGAN STANLEY DEAN WITTER, SER C, MTN
       5.625%, 04/12/02                   $ 4,000     $  4,025
                                        ----------  -----------

    SALOMON SMITH BARNEY HOLDINGS, SER I, MTN (A)
       3.796%, 11/07/01                    24,150       24,186
                                        ----------  -----------

    TOTAL SECURITY BROKERS & DEALERS                $  148,976
---------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
(COST $578,007)                                     $  578,007
---------------------------------------------------------------

COMMERCIAL PAPER -- 41.4%


    BANKS -- 4.4%

    UBS FINANCE
       2.650%, 11/01/01                    75,000       75,000
                                        ----------  -----------

    TOTAL BANKS                                      $  75,000
---------------------------------------------------------------


    FINANCIAL SERVICES -- 34.4%

    BAVARIA
       2.490%, 11/09/01                    30,000       29,983
                                        ----------  -----------
       2.450%, 11/13/01                    35,000       34,971
                                        ----------  -----------

    BETA FINANCE
       3.320%, 03/11/02                    20,000       19,760
                                        ----------  -----------

    CIESCO
       3.440%, 11/06/01                    60,000       59,971
                                        ----------  -----------
       2.200%, 01/10/02                    15,000       14,936
                                        ----------  -----------

    CORPORATE ASSET FUNDING
       2.340%, 01/18/02                    75,000       74,620
                                        ----------  -----------

    CORPORATE RECEIVABLES
       2.410%, 11/20/01                    49,000       48,938
                                        ----------  -----------

    CXC
       3.430%, 11/08/01                    20,000       19,987
                                        ----------  -----------
       2.410%, 11/28/01                    40,000       39,928
                                        ----------  -----------
       2.320%, 01/11/02                    15,000       14,931
                                        ----------  -----------

    DAKOTA NOTES
       2.670%, 11/01/01                     4,000        4,000
                                        ----------  -----------
       2.430%, 12/05/01                    60,000       59,862
                                        ----------  -----------
       2.350%, 12/05/01                    11,000       10,976
                                        ----------  -----------

    DELAWARE FUNDING
       2.490%, 11/09/01                    26,425       26,410
                                        ----------  -----------

    EDISON ASSET SECURITIZATION
       2.240%, 01/25/02                    75,000       74,603
                                        ----------  -----------

    FALCON ASSET SECURITIZATION
       2.500%, 11/08/01                    60,000       59,971
                                        ----------  -----------

    TOTAL FINANCIAL SERVICES                        $  593,847
---------------------------------------------------------------

--------------------------------------------------------------------------------


October 31, 2001  /   SEMI ANNUAL REPORT

                                           MONEY MARKET PORTFOLIO (CONTINUED) 13
--------------------------------------------------------------------------------
                                         PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------




    MISCELLANEOUS BUSINESS SERVICES -- 2.0%

    GENERAL DYNAMICS
       2.520%, 12/06/01                  $ 35,000    $  34,914
                                        ----------  -----------

    TOTAL MISCELLANEOUS BUSINESS SERVICES            $  34,914
--------------------------------------------------------------------------------


    RETAIL -- 0.3%

    CVS
       2.390%, 11/16/01                     5,300        5,295
                                        ----------  -----------

    TOTAL RETAIL                                      $  5,295
--------------------------------------------------------------------------------


    UTILITY -- 0.3%

    PROGRESS ENERGY
       2.800%, 11/06/01                     5,500        5,498
                                        ----------  -----------

    TOTAL UTILITY                                     $  5,498
---------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(COST $714,554)                                     $  714,554
---------------------------------------------------------------

TAXABLE MUNICIPAL BONDS -- 3.6%


    CALIFORNIA -- 0.4%

    RIVERSIDE COUNTY COP, BANKRUPTCY COURTHOUSE, LOC (A)
       2.550%, 11/07/01                     7,700        7,700
                                        ----------  -----------

    TOTAL CALIFORNIA                                  $  7,700
---------------------------------------------------------------


    ILLINOIS -- 0.5%

    ILLINOIS STATE, HEALTH FACILITIES AUTHORITY
    RB, LOYOLA UNIVERSITY HEALTH FACILITIES PROJECT, SER C, MBIA (A)
       2.550%, 11/07/01                     8,500        8,500
                                        ----------  -----------

    TOTAL ILLINOIS                                    $  8,500
---------------------------------------------------------------


    MARYLAND -- 0.3%

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES RB, CHARLESTOWN,
    SER B, LOC (A)
       2.550%, 11/07/01                     4,800        4,800
                                        ----------  -----------

    TOTAL MARYLAND                                    $  4,800
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                         PRINCIPAL    MARKET
  DESCRIPTION                         AMOUNT (000)VALUE (000)
--------------------------------------------------------------------------------
    NEW JERSEY -- 0.2%

    NEW JERSEY STATE, ECONOMIC DEVELOPMENT AUTHORITY RB, MOREY ORGANIZATION, LOC (A)
       2.640%, 11/07/01                   $ 3,800     $  3,800
                                        ----------  -----------

    TOTAL NEW JERSEY                                  $  3,800
--------------------------------------------------------------------------------


    NEW YORK -- 0.7%

    NEW YORK CITY, SER B11, GO
       3.760%, 11/07/01                    12,000       12,000
                                        ----------  -----------

    TOTAL NEW YORK                                   $  12,000
---------------------------------------------------------------


    NORTH CAROLINA -- 0.4%

    DURHAM COP, SER B (A)
       2.450%, 11/01/01                     1,500        1,500
                                        ----------  -----------

    WINSTON-SALEM COP, LOC
       3.710%, 11/08/01                     5,000        5,000
                                        ----------  -----------

    TOTAL NORTH CAROLINA                              $  6,500
--------------------------------------------------------------------------------


    TEXAS -- 1.1%

    TEXAS STATE GO, VETERANS HOUSING ASSISTANCE PROGRAM, SER A-2 (A)
       2.500%, 11/07/01                    10,000       10,000
                                        ----------  -----------

    TEXAS STATE GO, VETERANS LAND REFUNDING PROGRAM, SER B (A)
       2.500%, 11/07/01                     8,920        8,920
                                        ----------  -----------

    TOTAL TEXAS                                      $  18,920
---------------------------------------------------------------

TOTAL TAXABLE MUNICIPAL BONDS
(COST $62,220)                                       $  62,220
---------------------------------------------------------------

ASSET-BACKED SECURITIES -- 7.2%

    FORD CREDIT AUTO OWNER TRUST, SER 2001-E, CL A1
       2.583%, 06/15/02                    46,749       46,749
                                        ----------  -----------

    HONDA AUTO RECEIVABLES OWNER TRUST,
    SER 2001-1, CL A1
       5.270%, 03/18/02                     2,596        2,596
                                        ----------  -----------

    HONDA AUTO RECEIVABLES OWNER TRUST,
    SER 2001-3, CL A1
       2.389%, 11/08/02                    75,000       75,000
                                        ----------  -----------

TOTAL ASSET-BACKED SECURITIES
(COST $124,345)                                     $  124,345
---------------------------------------------------------------

--------------------------------------------------------------------------------


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2001

14   MONEY MARKET PORTFOLIO (CONCLUDED)


--------------------------------------------------------------------------------
                                         PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 14.1%

    GOLDMAN SACHS GROUP, 2.625%, DATED
    10/31/01, MATURES 11/01/01,
    REPURCHASE PRICE $112,478,192
    (COLLATERALIZED BY U.S. GOVERNMENT
    OBLIGATIONS:
    TOTAL MARKET VALUE $114,719,393)     $112,470  $   112,470
                                        ----------  -----------

    SALOMON BROTHERS 2.630%, DATED
    10/31/01, MATURES 11/01/01,
    REPURCHASE PRICE $130,009,497
    (COLLATERALIZED BY U.S. GOVERNMENT
    OBLIGATIONS:
    TOTAL MARKET VALUE $132,754,941)      130,000      130,000
                                        ----------  -----------

TOTAL REPURCHASE AGREEMENTS
(COST $242,470)                                     $  242,470
---------------------------------------------------------------

TOTAL INVESTMENTS -- 99.8%
(COST $1,721,596)                                   $1,721,596
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- 0.2%              $  3,395
---------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 944,929,440 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                              944,913
                                                    -----------

PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 323,743,867 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                              323,734
                                                    -----------
PORTFOLIO SHARES OF RETAIL CLASS B
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 186,049 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                  186
                                                    -----------
PORTFOLIO SHARES OF INSTITUTIONAL II CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 456,173,057 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                              456,170
                                                    -----------
DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME             (4)
                                                    -----------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS                (8)
                                                    -----------
TOTAL NET ASSETS -- 100.0%                          $1,724,991
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS               $1.00
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                    $1.00
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS B                    $1.00
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL II CLASS            $1.00
---------------------------------------------------------------
--------------------------------------------------------------------------------

  DESCRIPTION
--------------------------------------------------------------------------------
(A) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on October 31, 2001. The date shown is the next scheduled reset date.
(B) Security Exempt from registration under rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration normally qualified to institutional investors.
Cl -- Class
COP -- Certificate of Participation GO -- General Obligation
LOC -- Securities are held in connection with a letter of credit issued by a major bank or other financial institution.
MTN -- Medium Term Note
RB -- Revenue Bond
Ser -- Series
The following organizations have provided underlying credit support for securities listed above, as indicated.
MBIA -- Municipal Bond Insurance Association
The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


October 31, 2001  /   SEMI ANNUAL REPORT

                                              TAX-FREE MONEY MARKET PORTFOLIO 15


TAX-FREE MONEY MARKET PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)
85% REVENUE BONDS
6% GENERAL OBLIGATIONS
4% ANTICIPATION NOTES
4% TEX-EXEMPT COMMERCIAL PAPER
1% PARTICIPATION NOTES


Statement of Net Assets (Unaudited)

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES -- 103.4%

    ALABAMA -- 0.6%

    MOBILE, INDUSTRIAL DEVELOPMENT
    BOARD RB, DOCK & WHARF, HOLNAM
    PROJECT, SER B, LOC (A)
       1.950%, 11/07/01                     $ 900       $  900
                                        ----------  -----------

    TOTAL ALABAMA                                       $  900
---------------------------------------------------------------

    CALIFORNIA -- 3.4%

    CALIFORNIA STATE, RAN
       3.250%, 06/28/02                     5,100        5,134
                                        ----------  -----------

    TOTAL CALIFORNIA                                   $ 5,134
---------------------------------------------------------------

    COLORADO -- 0.5%

    COLORADO STATE, POSTSECONDARY
    EDUCATIONAL FACILITIES AUTHORITY
    RB, PRO RODEO HALL OF FAME
    PROJECT, LOC (A)
       2.250%, 11/01/01                       815          815
                                        ----------  -----------

    TOTAL COLORADO                                      $  815
---------------------------------------------------------------

    CONNECTICUT -- 0.4%

    CONNECTICUT STATE, HEALTH &
    EDUCATIONAL FACILITIES AUTHORITY
    RB, YALE UNIVERSITY PROJECT, SER
    T-1 (A)
       1.900%, 11/01/01                       600          600
                                        ----------  -----------

    TOTAL CONNECTICUT                                   $  600
---------------------------------------------------------------

    DISTRICT OF COLUMBIA -- 0.2%

    DISTRICT OF COLUMBIA, GENERAL FUND
    RECOVERY PROJECT GO, SER B-1, LOC
    (A)
       2.250%, 11/01/01                       300          300
                                        ----------  -----------

    TOTAL DISTRICT OF COLUMBIA                          $  300
---------------------------------------------------------------

    FLORIDA -- 5.8%

    DADE COUNTY, WATER & SEWER SYSTEM
    RB, SER 1994, FGIC (A)
       1.900%, 11/07/01                     1,400        1,400
                                        ----------  -----------
---------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
---------------------------------------------------------------

    FLORIDA STATE, HOUSING FINANCE
    AUTHORITY RB, SER AA, FNMA (A)
       1.950%, 11/07/01                   $ 1,900      $ 1,900
                                        ----------  -----------

    LEE COUNTY, HOUSING FINANCE
    AUTHORITY RB, FORESTWOOD
    APARTMENTS PROJECT, SER A, FNMA
    (A)
       1.950%, 11/07/01                     1,900        1,900
                                        ----------  -----------

    PINELLAS COUNTY, HOUSING & FINANCE
    AUTHORITY RB, FOXBRIDGE
    APARTMENTS, SER A, FNMA (A)
       1.950%, 11/07/01                     3,600        3,600
                                        ----------  -----------

    TOTAL FLORIDA                                      $ 8,800
---------------------------------------------------------------

    GEORGIA -- 1.0%

    DE KALB COUNTY, HOUSING AUTHORITY
    RB, WINTERS CREEK APARTMENTS
    PROJECT, FNMA (A)
       2.000%, 11/07/01                     1,600        1,600
                                        ----------  -----------

    TOTAL GEORGIA                                      $ 1,600
---------------------------------------------------------------

    ILLINOIS -- 4.0%

    ILLINOIS STATE, DEVELOPMENT
    FINANCE AUTHORITY RB, POLLUTION
    CONTROL, AMOCO OIL PROJECT (A)
       2.050%, 11/01/01                       200          200
                                        ----------  -----------

    ILLINOIS STATE, HEALTH FACILITIES
    AUTHORITY RB, ST. LUKE'S MEDICAL
    CENTER, SER B, MBIA (A)
       1.950%, 11/07/01                     2,600        2,600
                                        ----------  -----------

    ILLINOIS STATE, HEALTH FACILITIES
    AUTHORITY RB, SWEDISH COVENANT
    HOSPITAL PROJECT, AMBAC (A)
       2.050%, 11/07/01                     1,200        1,200
                                        ----------  -----------

    ILLINOIS STATE, HEALTH FACILITIES
    AUTHORITY RB, SWEDISH COVENANT
    HOSPITAL PROJECT, SER A, AMBAC (A)
       2.050%, 11/07/01                     2,000        2,000
                                        ----------  -----------

    TOTAL ILLINOIS                                     $ 6,000
---------------------------------------------------------------

    INDIANA -- 3.1%

    INDIANA STATE, EDUCATIONAL
    FACILITIES AUTHORITY RB,
    UNIVERSITY OF NOTRE DAME DU LAC
    PROJECT, LOC
    (A)
       2.000%, 11/01/01                     4,700        4,700
                                        ----------  -----------

    TOTAL INDIANA                                      $ 4,700
---------------------------------------------------------------

    KENTUCKY -- 1.3%

    KENTON COUNTY, INDUSTRIAL BUILDING
    RB, BAPTIST CONVALESCENT CENTER,
    LOC (A)
       2.240%, 11/07/01                     1,950        1,950
                                        ----------  -----------

    TOTAL KENTUCKY                                     $ 1,950
---------------------------------------------------------------



                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                         PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    LOUISIANA -- 2.0%
    LAKE CHARLES, HARBOR & REVENUE DISTRICT RB, CONOCO PROJECT, SER A, LOC (A)
       1.950%, 11/07/01                   $ 3,000        3,000
                                        ----------  -----------

    TOTAL LOUISIANA                                    $ 3,000
---------------------------------------------------------------

    MARYLAND -- 25.8%
    BALTIMORE COUNTY, GAS & ELECTRIC
    TECP
       2.150%, 11/05/01                     4,000        4,000
                                        ----------  -----------
    MARYLAND STATE, DEPARTMENT OF
    HOUSING & COMMUNITY DEVELOPMENT
    MUNICIPAL SECURITIES TRUST
    RECEIPTS RB, SER CMC3, LOC, AMT
    (A)
       2.100%, 11/07/01                     5,200        5,200
                                        ----------  -----------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    CHARLESTOWN COMMUNITY, SER A, LOC
    (A)
       2.000%, 11/07/01                     4,800        4,800
                                        ----------  -----------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    HOSPITAL & UNIVERSITY
    IMPROVEMENTS, SER A, LOC (A)
       2.000%, 11/07/01                     4,200        4,200
                                        ----------  -----------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    POOLED LOAN PROGRAM, SER B, LOC
    (A)
       1.900%, 11/07/01                       700          700
                                        ----------  -----------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    POOLED LOAN PROGRAM, SER D, LOC
    (A)
       2.100%, 11/01/01                     5,643        5,643
                                        ----------  -----------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    UNIVERSITY OF MARYLAND MEDICAL
    SYSTEM PROJECT, LOC (A)
       2.050%, 11/07/01                     1,600        1,600
                                        ----------  -----------
    MARYLAND STATE, UNIVERSITY OF
    MARYLAND AUTHORITY RB, EQUIPMENT
    LOAN PROJECT, SER A (A)
       1.900%, 11/07/01                       500          500
                                        ----------  -----------
    MARYLAND STATE, UNIVERSITY OF
    MARYLAND, REVOLVING EQUIPMENT LOAN
    PROGRAM RB, SER B (A)
       1.900%, 11/07/01                       400          400
                                        ----------  -----------
    MONTGOMERY COUNTY, HOUSING
    OPPORTUNITIES RB, BARCLAY
    APARTMENTS, ISSUE I, MBIA (A)
       1.980%, 11/07/01                     2,800        2,800
                                        ----------  -----------
    WASHINGTON COUNTY, ECONOMIC
    DEVELOPMENT AUTHORITY RB, ST.
    JAMES SCHOOL PROJECT, LOC (B)
       4.375%, 11/01/01                     4,500        4,500
                                        ----------  -----------
    WASHINGTON SUBURBAN DISTRICT BAN
    (A)
       2.000%, 11/07/01                     3,000        3,000
                                        ----------  -----------
    WESTMINSTER, EDUCATIONAL
    FACILITIES RB, WESTERN MARYLAND
    COLLEGE, LOC (A)
       2.100%, 11/01/01                     1,800        1,800
                                        ----------  -----------

    TOTAL MARYLAND                                    $ 39,143
---------------------------------------------------------------

------------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
------------------------------------------------------------------

    MASSACHUSETTS -- 1.4%

    MASSACHUSETTS STATE, HEALTH &
    EDUCATIONAL FACILITIES AUTHORITY
    RB, HARVARD UNIVERSITY PROJECT (A)
       1.800%, 11/07/01                    $  700       $  700
                                        ----------  -----------

    MASSACHUSETTS STATE, WATER
    RESOURCES AUTHORITY RB, SER A,
    AMBAC (A)
       1.700%, 11/07/01                     1,365        1,365
                                        ----------  -----------

    TOTAL MASSACHUSETTS                                $ 2,065
---------------------------------------------------------------

    MICHIGAN -- 0.5%

    DETROIT, WATER SUPPLY SYSTEMS RB,
    FGIC (A)
       1.950%, 11/07/01                       700          700
                                        ----------  -----------

    TOTAL MICHIGAN                                      $  700
---------------------------------------------------------------

    MINNESOTA -- 3.2%

    MINNEAPOLIS GO, SER B (A)
       2.000%, 11/01/01                       400          400
                                        ----------  -----------

    MINNESOTA STATE, SCHOOL DISTRICTS
    TAX & AID COP, SCHOOL DISTRICT
    PROGRAM, SER A
       3.250%, 08/27/02                     1,500        1,507
                                        ----------  -----------
       4.000%, 02/12/02                     3,000        3,006
                                        ----------  -----------

    TOTAL MINNESOTA                                    $ 4,913
---------------------------------------------------------------

    MISSOURI -- 1.2%

    COLUMBIA RB, SER A, LOC (A)
       2.000%, 11/07/01                     1,500        1,500
                                        ----------  -----------

    MISSOURI STATE, DEVELOPMENT
    FINANCE BOARD AUTHORITY RB,
    SCIENCE CITY UNION STATION, SER C,
    LOC
    (A)
       2.150%, 11/01/01                       100          100
                                        ----------  -----------

    MISSOURI STATE, HEALTH &
    EDUCATIONAL FACILITIES AUTHORITY
    RB, WASHINGTON UNIVERSITY PROJECT,
    SER
    A (A)
       2.050%, 11/01/01                       200          200
                                        ----------  -----------

    TOTAL MISSOURI                                     $ 1,800
---------------------------------------------------------------

    MONTANA -- 0.7%

    MONTANA STATE, HEALTH FACILITIES
    AUTHORITY RB, HEALTH CARE POOLED
    LOAN PROGRAM, SER A, FGIC (A)
       2.100%, 11/01/01                     1,000        1,000
                                        ----------  -----------

    TOTAL MONTANA                                      $ 1,000
---------------------------------------------------------------

    NEVADA -- 0.5%

    CLARK COUNTY, AIRPORT IMPROVEMENT
    AUTHORITY RB, SER A, MBIA, LOC (A)
       1.900%, 11/07/01                       800          800
                                        ----------  -----------

    TOTAL NEVADA                                        $  800
---------------------------------------------------------------



October 31, 2001  /   semi Annual Report

                                  TAX-FREE MONEY MARKET PORTFOLIO (CONTINUED) 17

------------------------------------------------------------------
                                         PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------------

    NEW HAMPSHIRE -- 1.0%

    NEW HAMPSHIRE STATE, HOUSING
    FINANCE AUTHORITY RB, FNMA (A)
       1.950%, 11/07/01                   $ 1,500      $ 1,500
                                        ----------  -----------

    TOTAL NEW HAMPSHIRE                                $ 1,500
---------------------------------------------------------------

    NEW JERSEY -- 1.2%

    NEW JERSEY STATE, MUNICIPAL
    SECURITIES TRUST RECEIPTS RB, SER
    CB1 (A)
       2.100%, 02/15/02                     1,800        1,800
                                        ----------  -----------

    TOTAL NEW JERSEY                                   $ 1,800
---------------------------------------------------------------

    NEW YORK -- 6.8%

    NEW YORK CITY GO, SER F-6, LOC (A)
       1.850%, 11/07/01                     3,300        3,300
                                        ----------  -----------

    NEW YORK CITY, MASS TRANSIT
    AUTHORITY DEMAND CERTIFICATE TRUST
    RB, SER 1993C, FGIC (A)
       2.000%, 11/07/01                     3,000        3,000
                                        ----------  -----------

    NEW YORK CITY, TRANSITIONAL
    FINANCE AUTHORITY RB, SER A-1 (A)
       1.800%, 11/07/01                     4,000        4,000
                                        ----------  -----------

    TOTAL NEW YORK                                    $ 10,300
---------------------------------------------------------------

    NORTH CAROLINA -- 5.8%

    CHARLOTTE, AIRPORT DEVELOPMENT
    AUTHORITY RB, SER A, MBIA (A)
       1.900%, 11/07/01                     3,840        3,840
                                        ----------  -----------

    DURHAM, WATER & SEWER UTILITIES
    SYSTEM RB (A)
       2.050%, 11/01/01                     2,000        2,000
                                        ----------  -----------

    GREENSBORO, PUBLIC IMPROVEMENT GO,
    SER B (A)
       1.950%, 11/07/01                     1,000        1,000
                                        ----------  -----------

    NORTH CAROLINA STATE, EDUCATIONAL
    FACILITIES FINANCING AUTHORITY RB,
    ELON COLLEGE PROJECT, LOC
    (A)
       1.950%, 11/07/01                     1,900        1,900
                                        ----------  -----------

    TOTAL NORTH CAROLINA                               $ 8,740
---------------------------------------------------------------

    OHIO -- 1.3%

    BUTLER COUNTY, HEALTHCARE
    FACILITIES AUTHORITY RB, LOC (A)
       2.140%, 11/02/01                     2,000        2,000
                                        ----------  -----------

    TOTAL OHIO                                         $ 2,000
---------------------------------------------------------------

    PENNSYLVANIA -- 18.4%

    ALLEGHENY COUNTY, HOSPITAL
    DEVELOPMENT AUTHORITY RB, HEALTH
    CENTER PRESBYTERIAN, SER B, MBIA
    (A)
       2.100%, 11/01/01                       200          200
                                        ----------  -----------

------------------------------------------------------------------
                                         PRINCIPAL    MARKET
  DESCRIPTION                         AMOUNT (000)VALUE (000)
------------------------------------------------------------------

    BUCKS COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, SHV REAL
    ESTATE PROJECT,
    LOC (A)
       2.200%, 11/07/01                    $  900       $  900
                                        ----------  -----------

    CHESTER COUNTY, HEALTH & EDUCATION
    FACILITIES AUTHORITY RB, BARCLAY
    FRIENDS PROJECT, SER A, LOC
    (A)
       1.950%, 11/07/01                       945          945
                                        ----------  -----------

    CUMBERLAND COUNTY, MUNICIPAL
    AUTHORITY RB, DICKINSON COLLEGE,
    SER B, LOC (B)
       4.375%, 11/01/01                     4,000        4,000
                                        ----------  -----------

    CUMBERLAND COUNTY, MUNICIPAL
    AUTHORITY RB, UNITED METHODIST
    HOMES FOR THE AGING PROJECT (A)
       2.900%, 12/01/01                     2,500        2,500
                                        ----------  -----------

    DELAWARE COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, SCOTT
    PAPER PROJECT,
    SER D (A)
       2.150%, 11/07/01                       600          600
                                        ----------  -----------

    DELAWARE VALLEY, REGIONAL FINANCE
    AUTHORITY RB, LOC (A)
       1.950%, 11/07/01                     2,400        2,400
                                        ----------  -----------

    DELAWARE VALLEY, REGIONAL FINANCE
    AUTHORITY RB, SER A, LOC (A)
       1.950%, 11/07/01                       900          900
                                        ----------  -----------

    DELAWARE VALLEY, REGIONAL FINANCE
    AUTHORITY RB, SER C, LOC (A)
       1.950%, 11/07/01                     2,800        2,800
                                        ----------  -----------

    DELAWARE VALLEY, REGIONAL FINANCE
    AUTHORITY RB, SER D, LOC (A)
       1.950%, 11/07/01                       875          875
                                        ----------  -----------

    EMMAUS, GENERAL AUTHORITY RB (A)
       2.000%, 11/07/01                       900          900
                                        ----------  -----------

    EMMAUS, GENERAL AUTHORITY RB,
    SUB-SER A-9, LOC (A)
       2.000%, 11/07/01                       325          325
                                        ----------  -----------

    LEHIGH COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    ALLEGHENY ELECTRIC PROJECT, SER A,
    LOC (A)
       2.200%, 11/07/01                     1,400        1,400
                                        ----------  -----------

    LEHIGH COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    ALLENTOWN AIRPORT PROJECT, LOC (A)
       2.100%, 11/07/01                       900          900
                                        ----------  -----------

    LEHIGH COUNTY, SEWER AUTHORITY RB,
    SER B, FGIC (A)
       1.900%, 11/07/01                       900          900
                                        ----------  -----------

    MONTGOMERY COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, SETON
    PROJECT, LOC (A)
       2.050%, 11/06/01                       300          300
                                        ----------  -----------

    PENNSYLVANIA STATE, ECONOMIC
    DEVELOPMENT FINANCING AUTHORITY
    RB, GLADE RUN LUTHERAN SERVICES,
    LOC (A)
       2.150%, 11/01/01                       425          425
                                        ----------  -----------

--------------------------------------------------------------------------------


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2001

18   TAX-FREE MONEY MARKET PORTFOLIO (CONCLUDED)

--------------------------------------------------------------------------------
                                         PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    PENNSYLVANIA STATE, HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, ASSOCIATION OF INDEPENDENT
    COLLEGES & UNIVERSITIES, SER G1,
    LOC (B)
       5.000%, 11/01/01                   $ 3,500      $ 3,500
                                        ----------  -----------

    PENNSYLVANIA STATE, HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, LAFAYETTE COLLEGE
       5.000%, 11/28/01                     1,000        1,000
                                        ----------  -----------

    UNIVERSITY OF PITTSBURGH,
    UNIVERSITY CAPITAL PROJECT RB, SER
    B
       1.900%, 11/07/01                     1,600        1,600
                                        ----------  -----------

    YORK, GENERAL POOLED FINANCE
    AUTHORITY RB, SUB-SER A, AMBAC (A)
       2.100%, 11/01/01                       500          500
                                        ----------  -----------

    TOTAL PENNSYLVANIA                                $ 27,870
---------------------------------------------------------------


    TEXAS -- 10.9%

    CITY OF MIDLOTHIAN, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, BOX-CROW
    CEMENT PROJECT, LOC (A)
       1.950%, 11/07/01                     1,900        1,900
                                        ----------  -----------

    GEORGETOWN, HIGHER EDUCATION
    FINANCING AUTHORITY RB,
    SOUTHWESTERN UNIVERSITY PROJECT,
    SER 1984,
    LOC (A)
       2.000%, 11/07/01                     3,000        3,000
                                        ----------  -----------

    TEXAS STATE, HIGHER EDUCATION
    AUTHORITY RB, SER B, FGIC (A)
       2.000%, 11/07/01                     1,665        1,665
                                        ----------  -----------

    TEXAS STATE, MUNICIPAL GAS RB, FSA
    (A)
       1.950%, 11/07/01                     4,000        4,000
                                        ----------  -----------

    TEXAS STATE TRAN, SER A-L32
       3.750%, 08/29/02                     6,000        6,061
                                        ----------  -----------

    TOTAL TEXAS                                       $ 16,626
---------------------------------------------------------------

    VERMONT -- 1.2%

    VERMONT STATE, EDUCATIONAL &
    HEALTH BUILDINGS FINANCING
    AUTHORITY RB, CAPITAL ASSET
    FINANCING PROGRAM, SER 1, LOC (A)
       2.200%, 11/01/01                     1,900        1,900
                                        ----------  -----------

    TOTAL VERMONT                                      $ 1,900
---------------------------------------------------------------


    WASHINGTON -- 0.0%

    WASHINGTON STATE, HEALTH CARE
    FACILITIES AUTHORITY RB, FRED
    HUTCHINSON CANCER CENTER, LOC (A)
       2.150%, 11/01/01                        55           55
                                        ----------  -----------

    TOTAL WASHINGTON                                    $   55
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                         PRINCIPAL    MARKET
  DESCRIPTION                         AMOUNT (000)VALUE (000)
--------------------------------------------------------------------------------

    WYOMING -- 1.2%

    SWEETWATER COUNTY, POLLUTION CONTROL AUTHORITY TECP
       2.550%, 02/08/02                   $ 1,900      $ 1,900
---------------------------------------------------------------

    TOTAL WYOMING                                      $ 1,900
---------------------------------------------------------------

TOTAL MUNICIPAL BONDS & NOTES
(COST $156,911)                                       $156,911
---------------------------------------------------------------

TOTAL INVESTMENTS -- 103.4%
(COST $156,911)                                       $156,911
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (3.4)%          $   (5,189)
---------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 61,042,435 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               61,034
---------------------------------------------------------------

PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 45,801,889 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               45,801
                                                       --------
PORTFOLIO SHARES OF INSTITUTIONAL II CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 44,890,051 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               44,888
                                                       --------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS                (1)
                                                       --------
TOTAL NET ASSETS-- 100.0%                             $151,722
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS                $1.00
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS A                     $1.00
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL II CLASS             $1.00
---------------------------------------------------------------
(A) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on October 31, 2001. The date shown is the next scheduled reset date.
(B) Put and Demand Feature. The date reported is the lesser of the maturity or the put date.
AMT -- Alternative Minimum Tax
BAN -- Bond
Anticipation Note
COP -- Certificate of Participation
GO -- General Obligation
LOC -- Securities are held in connection with a letter of credit issued by a major bank or other financial institution.
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
TECP -- Tax-Exempt Commercial Paper
TRAN -- Tax & Revenue Anticipation Note
        The following organizations have
        provided underlying credit support for
        securities listed above, as indicated.
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Insurance Association
The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


October 31, 2001  /   SEMI ANNUAL REPORT

                               PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO   19
PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

82% REVENUE BONDS
15% GENERAL OBLICATIONS
3% ANTICIPATION NOTES


Statement of Net Assets (Unaudited)

--------------------------------------------------------------------------------
                                        PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES -- 99.7%


    PENNSYLVANIA -- 99.7%

    ALLEGHENY COUNTY, HOSPITAL
    DEVELOPMENT AUTHORITY RB, HEALTH
    CENTER PRESBYTERIAN PROJECT, SER
    B, MBIA (A)
       2.100%, 11/01/01                    $1,200      $ 1,200
                                        ----------  -----------

    ALLEGHENY COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    POLLUTION CONTROL, DUQUESNE LIGHT
    COMPANY PROJECT, SER A, AMBAC (A)
       2.050%, 11/07/01                     1,000        1,000
                                        ----------  -----------

    BEAVER COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, ATLANTIC
    RICHFIELD PROJECT (A)
       1.950%, 11/07/01                     1,200        1,200
                                        ----------  -----------

    BUCKS COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    CHRISTIAN LIFE CENTER PROJECT, LOC
    (A)
       2.200%, 11/01/01                     1,100        1,100
                                        ----------  -----------

    BUCKS COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, SHV REAL
    ESTATE PROJECT, LOC (A)
       2.200%, 11/07/01                     1,700        1,700
                                        ----------  -----------

    CHESTER COUNTY, HEALTH & EDUCATION
    FACILITIES AUTHORITY RB, BARCLAY
    FRIENDS PROJECT, SER A, LOC (A)
       1.950%, 11/07/01                     1,065        1,065
                                        ----------  -----------

    CUMBERLAND COUNTY, MUNICIPAL
    AUTHORITY RB, UNITED METHODIST
    HOMES FOR THE AGING PROJECT, LOC
    (A)
       2.900%, 12/01/01                       500          500
                                        ----------  -----------

    DALLASTOWN, AREA SCHOOL DISTRICT
    AUTHORITY, GO, FGIC (A)
       2.160%, 11/01/01                     1,910        1,910
                                        ----------  -----------

    DELAWARE COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    RESOURCES RECOVERY FACILITY, SER G
    (A)
       1.900%, 11/07/01                       900          900
                                        ----------  -----------

    DELAWARE COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, SCOTT
    PAPER PROJECT, SER B (A)
       2.150%, 11/07/01                       400          400
                                        ----------  -----------

--------------------------------------------------------------------------------
                                         PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    DELAWARE VALLEY, REGIONAL FINANCE
    AUTHORITY RB, LOCAL GOVERNMENT,
    SER A, LOC (A)
       1.950%, 11/07/01                    $1,500      $ 1,500
                                        ----------  -----------

    DELAWARE VALLEY, REGIONAL FINANCE
    AUTHORITY RB, LOCAL GOVERNMENT,
    SER D, LOC (A)
       1.950%, 11/07/01                       600          600
                                        ----------  -----------

    EAST HEMPFIELD TOWNSHIP,
    INDUSTRIAL DEVELOPMENT AUTHORITY
    RB, MENOMITE HOME PROJECT, LOC (A)
       2.160%, 11/01/01                       200          200
                                        ----------  -----------

    EASTON, CITY SCHOOL DISTRICT GO,
    FGIC (A)
       2.160%, 11/01/01                       300          300
                                        ----------  -----------

    EMMAUS, GENERAL AUTHORITY RB (A)
       2.000%, 11/07/01                     2,000        2,000
                                        ----------  -----------

    EMMAUS, GENERAL AUTHORITY RB, SER
    A, FSA (A)
       2.180%, 11/01/01                       500          500
                                        ----------  -----------

    EMMAUS, GENERAL AUTHORITY RB,
    SUB-SER A-9, LOC (A)
       2.000%, 11/07/01                     1,375        1,375
                                        ----------  -----------

    ERIE COUNTY, HOSPITAL AUTHORITY
    RB, UNION CITY MEMORIAL HOSPITAL
    PROJECT, LOC (A)
       2.150%, 11/01/01                     1,200        1,200
                                        ----------  -----------

    HUNTINGDON COUNTY, GENERAL
    AUTHORITY RB, JUNIATA COLLEGE
    PROJECT, SER A, LOC (A)
       4.000%, 11/01/01                       300          301
                                        ----------  -----------

    LANCASTER COUNTY, HOSPITAL
    AUTHORITY RB, HEALTH CENTER
    MASONIC HOMES PROJECT, AMBAC (A)
       2.000%, 11/07/01                     1,000        1,000
                                        ----------  -----------

    LANCASTER, HIGHER EDUCATION
    AUTHORITY RB, FRANKLIN & MARSHALL
    COLLEGE PROJECT (A)
       2.180%, 11/01/01                       400          400
                                        ----------  -----------

    LEHIGH COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    ALLEGHENY ELECTRIC CO-OP PROJECT,
    SER A, LOC (A)
       2.200%, 11/07/01                     1,800        1,800
                                        ----------  -----------

    LEHIGH COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    ALLENTOWN AIRPORT PROJECT, LOC (A)
       2.100%, 11/07/01                       600          600
                                        ----------  -----------

    LEHIGH COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    RADNOR/LEHIGH PROJECT, LOC (A)
       2.225%, 11/01/01                     1,500        1,500
                                        ----------  -----------

    LEHIGH COUNTY, SEWER AUTHORITY RB,
    SER B, FGIC (A)
       1.900%, 11/07/01                       395          395
                                        ----------  -----------

--------------------------------------------------------------------------------


                                        SEMI ANNUAL REPORT  /   October 31, 2001

20   PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO (CONCLUDED)


--------------------------------------------------------------------------------
                                         PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    LEHIGH COUNTY, WATER AUTHORITY RB,
    FGIC (A)

       1.900%, 11/07/01                    $  320       $  320
                                        ----------  -----------

    LUZERNE COUNTY, CONVENTION CENTER
    AUTHORITY RB, SER A, LOC (A)
       2.100%, 11/01/01                       400          400
                                        ----------  -----------

    MONTGOMERY COUNTY, REDEVELOPMENT
    AUTHORITY RB, FORGE GATE
    APARTMENTS PROJECT, SER A (A)
       2.000%, 11/01/01                     1,000        1,000
                                        ----------  -----------

    MOON TOWNSHIP, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    EXECUTIVE OFFICE ASSOCIATION
    PROJECT, LOC (A)
       2.150%, 11/01/01                       450          450
                                        ----------  -----------

    PENNSYLVANIA STATE UNIVERSITY RB,
    SER B (B)
       5.500%, 08/15/02                     1,800        1,882
                                        ----------  -----------

    PENNSYLVANIA STATE, ECONOMIC
    DEVELOPMENT FINANCING AUTHORITY
    RB, GLADE RUN LUTHERAN SERVICES
    PROJECT, SER E1, LOC (A)
       2.150%, 11/01/01                     1,100        1,100
                                        ----------  -----------

    PENNSYLVANIA STATE, GO, 1ST SER,
    MBIA
       5.000%, 06/01/02                       750          760
                                        ----------  -----------

    PENNSYLVANIA STATE, GO, SER 309
    (A)
       2.110%, 11/01/01                     1,500        1,500
                                        ----------  -----------

    PENNSYLVANIA STATE, HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, THOMAS JEFFERSON UNIVERSITY
    PROJECT, AMBAC (A)
       2.080%, 11/01/01                     1,000        1,000
                                        ----------  -----------

    PENNSYLVANIA STATE, HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, UNIVERSITY OF PENNSYLVANIA
    PROJECT, SER B, LOC (A)
       2.050%, 11/07/01                       600          600
                                        ----------  -----------

    PHILADELPHIA, GAS WORKS RB, SER
    104, FSA (A)
       2.110%, 11/01/01                       860          860
                                        ----------  -----------

    PHILADELPHIA, SCHOOL DISTRICT GO,
    SERIES 496, MBIA (A)
       2.130%, 11/01/01                       900          900
                                        ----------  -----------

    PHILADELPHIA, TRAN
       4.000%, 06/28/02                     1,500        1,513
                                        ----------  -----------

    SCHUYLKILL COUNTY, GO, AMBAC (A)
       2.180%, 11/01/01                     1,000        1,000
                                        ----------  -----------

    UNIVERSITY OF PITTSBURGH,
    UNIVERSITY CAPITAL PROJECT RB, SER
    B (A)
       1.900%, 11/07/01                     1,900        1,900
                                        ----------  -----------

    WARREN COUNTY, HOSPITAL AUTHORITY
    RB, WARREN GENERAL HOSPITAL
    PROJECT, SER B, LOC (A)
       2.150%, 11/01/01                       710          710
                                        ----------  -----------
--------------------------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

    YORK COUNTY, GENERAL AUTHORITY
    POOLED FINANCING RB, SCHOOL
    DISTRICT OF HARRISBURG,
    SUB-SER 96-B, AMBAC (A)
       2.100%, 11/01/01                    $  950       $  950
                                        ----------  -----------

    YORK, GENERAL AUTHORITY POOLED
    FINANCE RB, HARRISBURG PARKING
    PROJECT, SER C, FSA (A)
       2.100%, 11/01/01                       200          200
                                        ----------  -----------

    YORK, GENERAL AUTHORITY POOLED
    FINANCE RB, SUB-SER A, AMBAC (A)
       2.100%, 11/01/01                     1,300        1,300
                                        ----------  -----------

    TOTAL PENNSYLVANIA                                 $42,991
---------------------------------------------------------------

TOTAL MUNICIPAL BONDS & NOTES
(COST $42,991)                                         $42,991
---------------------------------------------------------------

TOTAL INVESTMENTS -- 99.7%
(COST $42,991)                                         $42,991
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- 0.3%                $  138
---------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 40,991,965 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               40,992
                                                    -----------

PORTFOLIO SHARES OF INSTITUTIONAL II CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 2,136,967 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                2,137
                                                    -----------
TOTAL NET ASSETS-- 100.0%                              $43,129
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS                $1.00
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL II CLASS             $1.00
---------------------------------------------------------------

(A) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on October 31, 2001. The date shown is the next scheduled reset date.
(B) Put and Demand Feature. The date reported is the lesser of the maturity or the put date.
GO -- General Obligation
LOC -- Securities are held in connection with a letter of credit issued by a major bank or other financial institution.
RB -- Revenue Bond
Ser -- Series
TRAN -- Tax & Revenue Anticipation Note
The following organizations have provided underlying credit support for securities listed above, as indicated.
AMBAC -- American Municipal Bond
Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Insurance Association
The accompanying notes are an integral part of the financial statements.






October 31, 2001  /   SEMI ANNUAL REPORT

                                                      FIXED INCOME PORTFOLIOS 21


                                  Fixed Income
                                   Portfolios


OUR FIXED INCOME INVESTMENT MANAGEMENT PHILOSOPHY CENTERS ON FOUR CORE BELIEFS. WE BELIEVE THAT OVER A FULL INTEREST-RATE CYCLE, A PORTFOLIO OF FIXED INCOME INVESTMENTS SHOULD PROVIDE REAL RETURNS THAT EXCEED ANY LOSS OF PURCHASING POWER DUE TO INFLATION, EXCEED THE SPECIFIED PORTFOLIO BENCHMARK RETURN, BE COMPETITIVE VERSUS PORTFOLIOS OF SIMILAR RISK, AND MAINTAIN LOW-TO-MODERATE PRINCIPAL VOLATILITY.

WITH THE UNDERSTANDING OF EACH PORTFOLIO'S CONSTRAINTS AND TOLERANCE FOR RISK, WE EMPLOY A VALUE APPROACH TO FIXED INCOME INVESTING INVOLVING OVER- OR UNDER-WEIGHTING MARKET SECTORS, INDUSTRIES, OR YIELD CURVE SEGMENTS DEEMED TO BE RELATIVELY UNDERVALUED OR EXPENSIVE. WE UNDERTAKE RIGOROUS ANALYSIS UTILIZING THE FOLLOWING COMPONENTS TO CONSTRUCT A PORTFOLIO: SECTOR SELECTION, DURATION MANAGEMENT, CREDIT ANALYSIS, INDUSTRY AND ISSUE SELECTION, AND YIELD CURVE MANAGEMENT.

THE FIXED INCOME PROCESS IS AN ACTIVELY MANAGED, BOTTOM-UP SECTOR SELECTION APPROACH, WHEREIN RISK CONTAINMENT IS PARAMOUNT. OUR OBJECTIVE IS TO POSITION THE PORTFOLIOS IN SUCH A WAY THAT OUR SECTOR, INTEREST RATE, YIELD CURVE, AND CREDIT ANALYSIS CAN ADD VALUE WITHOUT ASSUMING AN INORDINATE RISK OF UNDERPERFORMANCE. AS PART OF THE CONSTRUCTION AND MANAGEMENT PROCESS, WE CONTINUALLY TEST THE PORTFOLIOS TO ASSESS AND CONTROL RISK. THIS DISCIPLINED FIXED INCOME PHILOSOPHY HAS BEEN IN PLACE WITHIN OUR ORGANIZATION FOR MORE THAN 15 YEARS, HAS BEEN CONSISTENTLY APPLIED, AND HAS GENERATED STRONG RESULTS.

22       FIXED INCOME PORTFOLIOS


SHORT-TERM TREASURY PORTFOLIO


Management Discussion and Analysis
      The horrific events of September 11 most likely will result in the U.S. economy experiencing a recession. Prior to the terrorist attacks, the economy was very weak and on the verge of a recession. Only the consumer sector was displaying signs of growth. In particular, the housing market remained strong as low mortgage rates and a relatively low unemployment rate of 4.9% provided a positive environment for home buyers and sellers. The Federal Reserve had eased only 25 basis points on August 21, reducing the Fed Funds target to 3.5%. However, since the terrorist attacks the Federal Reserve has eased aggressively. As of November 7 the Fed Funds target was 2.0%, the lowest level since the early 1960s. The Fed is concerned that American consumers' confidence has been deeply hurt by the attacks and that consumer spending will slow dramatically, especially in the travel and lodging sectors. The economy posted its first decline in Gross Domestic Product (GDP) since 1993 in the third quarter. The future path of the economy is extremely uncertain given the recent events and what impact they will have on you and me, as American consumers.

      During the last six months interest rates moved significantly lower. The 2-year U.S. Treasury Note declined in yield from 4.28% on April 30 to a low yield of 2.40% on October 31, as investors sought the safety of U.S. Treasury securities. The majority of this "flight to quality" occurred after September 11. During the majority of the past six months, we maintained the average maturity of the ARK Short-Term Treasury Portfolio in a narrow range. Since the attacks we have slightly lengthened the average maturity of the Portfolio, as we now think that the Federal Reserve will ease an additional 25 basis points before year-end. Looking forward, we will continue to utilize our conservative and disciplined relative value investment process.




[photo omitted]


JAMES M. HANNAN
PORTFOLIO MANAGER
JAMES M. HANNAN IS MANAGER OF THE U.S. TREASURY MONEY MARKET, U.S. GOVERNMENT MONEY MARKET, MONEY MARKET, TAX-FREE MONEY MARKET, PENNSYLVANIA TAX-FREE MONEY MARKET, SHORT-TERM TREASURY, AND OTHER ARK FUNDS PORTFOLIOS. HE IS ALSO RESPONSIBLE FOR SEVERAL SEPARATELY MANAGED INSTITUTIONAL PORTFOLIOS. MR. HANNAN HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1987. HE HAS MORE THAN 14 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.




October 31, 2001  /   SEMI ANNUAL REPORT

                                                SHORT-TERM TREASURY PORTFOLIO 23


Performance as of October 31, 2001
(Unaudited)


Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

77% TREASURY NOTES
15% TREASURY BONDS
 8% TREASURY BILLS
--------------------------------------------------------------------------------
                                              LEHMAN       LIPPER SHORT
                       INST' L   RETAIL   1-3 YEAR U.S.      US TREAS.
                        CLASS   CLASS A  GOV'T. BOND INDEX FUNDS OBJECTIVE
--------------------------------------------------------------------------------
One year total return   9.86%     9.66%         11.18%         10.19%
--------------------------------------------------------------------------------

Annualized three year
total return            5.79%     5.55%          6.70%          5.81%
--------------------------------------------------------------------------------

Annualized five year
total return            6.04%     5.81%          6.85%          6.16%
--------------------------------------------------------------------------------
Annualized total return
inception to date       5.98%     5.96%            --             --
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance. Institutional Class shares were offered beginning March 20, 1996. Retail Class A shares were offered beginning September 9, 1996.
  The performance for the Lehman 1-3 Year U.S. Government Bond Index does not include operating expenses that are incurred by the Portfolio.


Statement of Net Assets (Unaudited)
---------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
---------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 98.9%

    U.S. TREASURY BILLS (A)
       3.506%, 12/13/01                    $  104   $      104
                                        ----------  -----------
       3.425%, 12/13/01                         6            6
                                        ----------  -----------
       3.404%, 12/13/01                         1            1
                                        ----------  -----------
       3.375%, 12/13/01                         2            2
                                        ----------  -----------
       3.372%, 12/13/01                        25           25
                                        ----------  -----------
       3.361%, 11/29/01                     1,031        1,029
                                        ----------  -----------
       3.337%, 02/14/02                       253          251
                                        ----------  -----------
       3.334%, 12/13/01                         2            2
                                        ----------  -----------
       3.329%, 02/14/02                        77           77
                                        ----------  -----------
       3.326%, 12/13/01                         1            1
                                        ----------  -----------
       3.308%, 12/13/01                        96           96
                                        ----------  -----------
       3.290%, 12/13/01                        49           49
                                        ----------  -----------
       3.251%, 12/13/01                         3            3
                                        ----------  -----------
       2.343%, 12/20/01                        20           20
                                        ----------  -----------
       2.222%, 01/10/02                       254          253
                                        ----------  -----------
       2.216%, 11/29/01                       331          330
                                        ----------  -----------
       2.196%, 02/14/02                       252          250
                                        ----------  -----------
       2.167%, 02/14/02                       174          173
                                        ----------  -----------
       2.136%, 02/14/02                       521          518
                                        ----------  -----------
       2.063%, 02/14/02                         5            5
                                        ----------  -----------
       1.992%, 02/14/02                        18           18
                                        ----------  -----------
       1.971%, 02/14/02                       467          464
                                        ----------  -----------
    U.S. TREASURY BONDS
      11.625%, 11/15/02                     2,000        2,195
                                        ----------  -----------
      10.750%, 02/15/03                     2,000        2,217
                                        ----------  -----------
      10.750%, 05/15/03                     2,000        2,255
                                        ----------  -----------



                                           SEMI ANNUAL REPORT / October 31, 2001

24   SHORT-TERM TREASURY PORTFOLIO (CONCLUDED)

---------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
---------------------------------------------------------------



    U.S. TREASURY NOTES
       6.000%, 08/15/04                   $   500    $     542
                                        ----------  -----------
       5.875%, 02/15/04                     2,000        2,144
                                        ----------  -----------
       5.750%, 11/30/02                     2,000        2,078
                                        ----------  -----------
       5.750%, 04/30/03                     5,000        5,260
                                        ----------  -----------
       5.500%, 01/31/03                     7,000        7,291
                                        ----------  -----------
       5.500%, 02/28/03                     2,000        2,088
                                        ----------  -----------
       5.250%, 05/15/04                     4,500        4,776
                                        ----------  -----------
       4.625%, 02/28/03                     5,000        5,162
                                        ----------  -----------
       4.250%, 03/01/03                     1,000        1,029
                                        ----------  -----------
       4.250%, 11/15/03                     4,000        4,140
                                        ----------  -----------

TOTAL U.S. TREASURY OBLIGATIONS
(COST $43,041)                                         $44,854
---------------------------------------------------------------

TOTAL INVESTMENTS -- 98.9%
(COST $43,041)                                         $44,854
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- 1.1%                $  506
---------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 3,449,517 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               34,561
                                                    -----------

PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 892,527 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                9,020
                                                    -----------
UNDISTRIBUTED NET INVESTMENT INCOME                          2
                                                    -----------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS               (36)
                                                    -----------
NET UNREALIZED APPRECIATION ON INVESTMENTS               1,813
                                                    -----------
TOTAL NET ASSETS-- 100.0%                              $45,360
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS               $10.45
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS A                    $10.44
---------------------------------------------------------------
(A) The effective yield at time of purchase is shown as the rate on the Statement of Net Assets.
The accompanying notes are an integral part of the
financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


October 31, 2001  /   SEMI ANNUAL REPORT

                       This page intentionally left blank.

26       FIXED INCOME PORTFOLIOS


SHORT-TERM BOND PORTFOLIO


[photo omitted]


Management Discussion and Analysis
      Although the bond market realized dynamic gains over the past six months, it also experienced a much higher level of volatility. Given our expectations of increased volatility in the markets, we chose to keep our overall interest rate risk very comparable to the Lehman 1-3 Year U.S. Government Bond Index. However, our interest rate profile was considerably different from the Index.

      Over the course of the third quarter we increased our allocation to the 5-year sector of the yield curve while we underweighted the 2-year part of the curve. The 5-year part of the curve was purchased by investors seeking a safe-haven investment in light of the terrorist attacks and provided substantial outperformance. In September alone, the 5-year U.S. Treasury Note posted a 2.76% (non-annualized) return versus 1.78% and 2.36% respectively for 2- and 5-year U.S. Treasury Notes. Our 15% overallocation to the 5-year part of the curve, primarily in corporate securities, positively impacted performance.

      The terrorist attacks have also resulted in a dramatic rise in the risk premium, the additional yield investors require to be compensated for taking on risk in their investments. This change in risk premium reverberated throughout the bond market, causing corporate securities and less liquid sectors to substantially underperform U.S. Treasury securities. Particularly hard hit were cyclical corporate bond issuers such as Ford. Companies in this sector of the economy were perceived as being more vulnerable to an economic downturn. The Portfolio's exposure to these sectors dampened performance over the quarter.

      Without question, the U.S. economy is now declining at a much steeper trajectory than it was prior to September 11. However, the corporate sector has improved markedly since September 11, and we firmly believe that over the next six to twelve months corporate securities will outperform U.S. Treasurys. We will continue to employ our conservative and disciplined investment strategy of actively pursuing relative value in both sector allocation and security selection.






WILMER C. STITH III, CFA
PORTFOLIO MANAGER
WILMER C. STITH III IS MANAGER OF THE SHORT-TERM BOND PORTFOLIO, AND IS MANAGER OR CO-MANAGER OF OTHER ARK FUNDS PORTFOLIOS. HE HAS BEEN A VICE PRESIDENT OF AIA AND PORTFOLIO MANAGER SINCE 1996. HE MANAGES SEPARATE ACCOUNT MONEY MARKET ACCOUNTS, ASSISTS IN THE MANAGEMENT OF THE MONEY MARKET PORTFOLIOS, AND IS RESPONSIBLE FOR ANALYZING AND TRADING VARIOUS FIXED INCOME SECURITIES. MR. STITH HAS MORE THAN NINE YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY, AND IS A CHARTERED FINANCIAL ANALYST.





October 31, 2001  /   SEMI ANNUAL REPORT

                                                    SHORT-TERM BOND PORTFOLIO 27


Performance as of October 31, 2001
(Unaudited)

--------------------------------------------------------------------------------
                                         LEHMAN            LIPPER SHORT
                         INST' L   1-3 YEAR U.S. GOV'T.  INVESTMENT-GRADE
                         CLASS        BOND INDEXDEBT    FUNDS OBJECTIVE
--------------------------------------------------------------------------------
One year total return     9.37%           11.18%              9.92%
--------------------------------------------------------------------------------

Annualized three year
total return              5.62%            6.70%              6.25%
--------------------------------------------------------------------------------

Annualized five year
total return              5.77%            6.85%              6.20%
--------------------------------------------------------------------------------
Annualized total return
inception to date         5.75%              --                 --
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance. Institutional Class shares were offered beginning March 22, 1998. Performance prior to that date reflects performance of the Marketvest Short-Term Bond Fund from its inception date of March 31, 1996. The performance of the Lehman 1-3 Year U.S. Government Bond Index does not include operating expenses that are incurred by the Portfolio.

Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

46% CORPORATE OBLIGATIONS
20% ASSET-BACKED SECURITIES
15% U.S. TREASURY OBLIGATIONS
8% RELATED PARTY MONEY MARKET PORTFOLIO
5% YANKEE BONDS
3% U.S. GOVERNEMENT AGENCY OBLICATIONS
2% U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
1% NON-AGENCY MORTGAGE-BACKED OBLIGATIONS


Statement of Net Assets (Unaudited)

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------



U.S. TREASURY OBLIGATIONS -- 14.6%

    U.S. TREASURY NOTES
       6.000%, 08/15/04                    $1,700     $  1,842
                                        ----------  -----------
       5.750%, 08/15/03                       500          530
                                        ----------  -----------
       5.000%, 08/15/11                       700          741
                                        ----------  -----------
       4.625%, 05/15/06+                    7,700        8,056
                                        ----------  -----------

TOTAL U.S. TREASURY OBLIGATIONS
(COST $10,888)                                         $11,169
---------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.8%

    FNMA
       5.500%, 05/02/06                     2,000        2,127
                                        ----------  -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $2,008)                                          $ 2,127
---------------------------------------------------------------

U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED OBLIGATIONS -- 1.9%

    FNMA (A)
       7.078%, 09/01/27                         1            1
                                        ----------  -----------

    SLMA, REMIC (A)
       2.799%, 01/25/07                     1,442        1,443
                                        ----------  -----------

TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED OBLIGATIONS
(COST $1,440)                                          $ 1,444
---------------------------------------------------------------


                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 50.6%


    BANKS -- 4.2%

    CITICORP, MTN (A)
       3.675%, 11/13/01                    $1,550     $  1,550
                                        ----------  -----------

    NATIONAL WESTMINSTER BANK
       9.375%, 11/15/03                     1,000        1,116
                                        ----------  -----------

    PNC FUNDING
       7.000%, 09/01/04                       500          541
                                        ----------  -----------

    TOTAL BANKS                                       $  3,207
---------------------------------------------------------------


    ENERGY -- 6.1%

    DOMINION RESOURCES
       6.000%, 01/31/03                     1,000        1,030
                                        ----------  -----------

    ENRON
       6.500%, 08/01/02                     1,000          860
                                        ----------  -----------

    NRG NORTHEAST GENERATING, SER A-1
       8.065%, 12/15/04                       703          736
                                        ----------  -----------

    WILLIAMS
       6.500%, 11/15/02                     2,000        2,057
                                        ----------  -----------

    TOTAL ENERGY                                      $  4,683
---------------------------------------------------------------


    ENTERTAINMENT -- 4.7%

    TIME WARNER (B)
       6.100%, 12/30/01                     2,000        2,007
                                        ----------  -----------

    VIACOM
       6.750%, 01/15/03                     1,500        1,560
                                        ----------  -----------

    TOTAL ENTERTAINMENT                               $  3,567
---------------------------------------------------------------


    FINANCIAL SERVICES -- 8.9%

    ASSOCIATES N.A.
       5.750%, 10/15/03                     1,000        1,047
                                        ----------  -----------

    GENERAL MOTORS ACCEPTANCE
       7.500%, 07/15/05                     2,000        2,104
                                        ----------  -----------

    HOUSEHOLD FINANCE, MTN (A)
       2.510%, 10/30/02                     1,000        1,002
                                        ----------  -----------

    MBNA, MTN
       6.150%, 10/01/03                     1,000        1,037
                                        ----------  -----------

    TYCO CAPITAL
       7.125%, 10/15/04                     1,500        1,620
                                        ----------  -----------

    TOTAL FINANCIAL SERVICES                          $  6,810
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                         PRINCIPAL    MARKET
  DESCRIPTION                         AMOUNT (000)VALUE (000)
--------------------------------------------------------------------------------



    FOOD, BEVERAGE & TOBACCO -- 1.3%

    CONAGRA FOODS
       5.500%, 10/15/02                    $1,000    $   1,023
                                        ----------  -----------

    TOTAL FOOD, BEVERAGE & TOBACCO                   $   1,023
---------------------------------------------------------------


    PETROLEUM & FUEL PRODUCTS -- 2.3%

    ANADARKO PETROLEUM
       6.800%, 07/02/02                     1,200        1,227
                                        ----------  -----------
       6.500%, 05/15/05                       500          530
                                        ----------  -----------

    TOTAL PETROLEUM & FUEL PRODUCTS                   $  1,757
---------------------------------------------------------------


    REAL ESTATE INVESTMENT TRUSTS -- 4.1%

    ROUSE
       8.500%, 01/15/03                     1,000        1,040
                                        ----------  -----------

    SPIEKER PROPERTIES
       6.875%, 02/01/05                     2,000        2,125
                                        ----------  -----------

    TOTAL REAL ESTATE INVESTMENT TRUSTS               $  3,165
---------------------------------------------------------------


    SECURITY BROKERS & DEALERS -- 6.2%

    BEAR STEARNS
       6.450%, 08/01/02                       800          821
                                        ----------  -----------

    LEHMAN BROTHERS HOLDINGS
       6.250%, 05/15/06                       670          700
                                        ----------  -----------

    MERRILL LYNCH, MTN, SER B
       7.180%, 02/11/03                     1,000        1,054
                                        ----------  -----------
       7.150%, 09/15/04                     1,000        1,093
                                        ----------  -----------

    MORGAN STANLEY DEAN WITTER
       6.100%, 04/15/06                     1,000        1,051
                                        ----------  -----------

    TOTAL SECURITY BROKERS & DEALERS                 $   4,719
---------------------------------------------------------------


    TELEPHONES & TELECOMMUNICATIONS -- 6.5%

    SPRINT CAPITAL
       5.875%, 05/01/04                     1,000        1,029
                                        ----------  -----------

    SPRINT CAPITAL, MTN
       6.500%, 11/15/01                     1,900        1,902
                                        ----------  -----------

    WORLDCOM
       6.250%, 08/15/03                     2,000        2,063
                                        ----------  -----------

    TOTAL TELEPHONES & TELECOMMUNICATIONS             $  4,994
---------------------------------------------------------------


    TRANSPORTATION SERVICES -- 1.3%

    FEDEX (B)
       6.875%, 02/15/06                     1,000        1,027
                                        ----------  -----------

    TOTAL TRANSPORTATION SERVICES                     $  1,027
---------------------------------------------------------------



October 31, 2001  /   SEMI ANNUAL REPORT

                                        SHORT-TERM BOND PORTFOLIO (CONCLUDED) 29


--------------------------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
    YANKEE BONDS -- 5.0%

    AT&T CANADA
       7.650%, 09/15/06+                   $1,000      $   653
                                        ----------     --------

    HUSKY OIL
       6.875%, 11/15/03                     3,000        3,180
                                        ----------     --------

    TOTAL YANKEE BONDS                                $  3,833
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
(COST $37,888)                                         $38,785
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 20.1%

    ANRC AUTO OWNER TRUST, SER 2001-A,
    CL A4
       4.320%, 06/16/08                       900          917
                                        ----------  -----------

    EQCC HOME EQUITY LOAN TRUST,
    SER 1998-1, CL A4F
       6.459%, 03/15/21                     2,000        2,063
                                        ----------  -----------

    EQCC HOME EQUITY LOAN TRUST,
    SER 1999-1, CL A2F
       5.765%, 06/20/15                       673          678
                                        ----------  -----------

    EQCC HOME EQUITY LOAN TRUST,
    SER 1999-1, CL A3F
       5.915%, 11/20/24                     1,000        1,033
                                        ----------  -----------

    EQUICREDIT FUNDING TRUST, SER 1996-A,
    CL A3
       7.350%, 11/15/19                       674          688
                                        ----------  -----------

    FORD CREDIT AUTO OWNER TRUST,
    SER 2000-C, CL A4
       7.240%, 02/15/04                     1,000        1,037
                                        ----------  -----------

    FORD CREDIT AUTO OWNER TRUST,
    SER 2001-D, CL A3
       4.310%, 06/15/05                     1,000        1,024
                                        ----------  -----------

    GREEN TREE HOME IMPROVEMENT LOAN
    TRUST, SER 1995-F, CL B1
       6.750%, 01/15/21                     2,000        2,017
                                        ----------  -----------

    GREEN TREE HOME IMPROVEMENT LOAN
    TRUST, SER 1996-F, CL HIB1
       7.250%, 11/15/27                     2,000        2,054
                                        ----------  -----------

    GREENPOINT MANUFACTURED HOUSING,
    SER 1999-1, CL A2
       6.010%, 08/15/15                       487          501
                                        ----------  -----------

    RESIDENTIAL ASSET SECURITIES,
    SER 2001-KS3, CL AI3
       5.180%, 08/25/27                     1,800        1,835
                                        ----------  -----------

    RESIDENTIAL FUNDING MORTGAGE
    SECURITIES II, SER 2001-HS1, CL A3
       5.940%, 01/25/16                     1,000        1,043
                                        ----------  -----------

--------------------------------------------------------------------------------
                                         PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    THE MONEY STORE HOME EQUITY TRUST,
    SER 1998-B, CL AF4
       6.115%, 06/15/21                   $   518      $   523
                                        ----------     --------

TOTAL ASSET-BACKED SECURITIES
(COST $15,059)                                         $15,413
---------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED OBLIGATION -- 1.2%

    PRUDENTIAL HOME MORTGAGE SECURITIES
    TRUST, SER 1994-25, CL A7
       7.500%, 08/25/24                       893          932
                                        ----------     --------

TOTAL NON-AGENCY
MORTGAGE-BACKED OBLIGATION
(COST $911)                                            $   932
---------------------------------------------------------------
RELATED PARTY MONEY MARKET PORTFOLIO -- 7.8%
    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS (C)             5,984,278        5,984
                                        ----------     --------

TOTAL RELATED MONEY MARKET PORTFOLIO
(COST $5,984)                                          $ 5,984
---------------------------------------------------------------
TOTAL INVESTMENTS -- 99.0%
(COST $74,178)                                         $75,854
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.0%              $   778
--------------------------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 7,563,388 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               75,694
                                                       --------
UNDISTRIBUTED NET INVESTMENT INCOME                          2
                                                       --------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS              (740)
                                                       --------
NET UNREALIZED APPRECIATION ON INVESTMENTS               1,676
                                                       --------
TOTAL NET ASSETS -- 100.0%                              $76,632
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS               $10.13
---------------------------------------------------------------

+ This security or a partial position of this security is on loan at October 31, 2001 (see note 6).
(A) Variable Rate Security. The rate reported on the
    Statement of Net Assets is the rate in effect on October 31, 2001.
(B) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally qualified to institutions.
(C) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as adviser of this portfolio. See also Notes to the Financial Statements.
Cl -- Class
FNMA -- Federal National Mortgage Association
SLMA -- Student Loan Marketing Association
MTN -- Medium Term Note
N.A. -- North America
Ser -- Series
REMIC -- Real Estate Mortgage Investment Conduit
The accompanying notes are an integral part of the financial statements.


                                           SEMI ANNUAL REPORT / October 31, 2001

30  FIXED INCOME PORTFOLIOS


MARYLAND AND PENNSYLVANIA
TAX-FREE PORTFOLIOS

[photo omitted]


SUSAN L. SCHNAARS, CFA

PORTFOLIO MANAGER

SUSAN L. SCHNAARS IS MANAGER OF THE MARYLAND TAX-FREE PORTFOLIO AND PENNSYLVANIA TAX-FREE PORTFOLIO. MS. SCHNAARS IS ALSO RESPONSIBLE FOR MANAGING SEVERAL LARGE INSTITUTIONAL ACCOUNTS. SHE HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1992. MS. SCHNAARS IS A CHARTERED FINANCIAL ANALYST AND A CERTIFIED PUBLIC ACCOUNTANT, AND HAS MORE THAN 11 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.

Management Discussion and Analysis
      With the Federal Reserve aggressively easing to stimulate economic activity, short-term U.S. Treasury rates have fallen a stunning 200 basis points. Short-term municipal yields have not quite kept pace, but have fallen a dramatic 125 basis points. Yield curves continue to steepen as long-term yields have fallen only 35 to 40 basis points for tax-free securities and 90 to 100 basis points for U.S. Treasurys. Plans to eliminate the 30-year benchmark bond had a significant influence on lowering long-term U.S. Treasury yields, but the municipal market rallied only 10 basis points.

      Municipal investors are experiencing "rate shock" as bonds due within 10 years now yield under 4%, and long-dated municipals continue to hover just under 5%. Demand from retail investors was solid for intermediate-maturity securities as the appeal of higher yields has lured investors into longer-maturity securities than might be usual. For most of the period, municipals have been attractive to investors in most tax brackets versus U.S. Treasurys. However, with municipal yields now over 100% of U.S. Treasurys in many parts of the yield curve, demand for municipals as a fixed income investment should pick up.

      As the economy faltered and the bear equity market ensued, bonds offered safety and attractive relative returns, and investor demand was strong. However, with tax-free rates now at historic lows, supply is weighing heavily on the ability of municipals to perform better than they have. The expectation for an economic recovery postponed by the terrorist attacks until sometime in mid-2002, and the prospect of higher future yields and potentially higher returns from other investments, may keep buyers on the sideline, weakening the demand for fixed income securities as an asset class. We expect that as investors perceive a potential greater value in equities, they will re-examine their asset allocation, and shift money from bonds into stocks, putting upward pressure on interest rates.

      We feel the municipal market may experience some dislocations during the next few quarters. We expected increased issuance due to refundings spurred by lower interest rates and related to the West Coast power crisis. However, increased issuance as New York raises money to rebuild, and increased supply as the insurance industry becomes a less active participant, will contribute to upward pressure on municipal yields, especially in longer-dated issues. For shorter-dated securities, we anticipate that rates will be lower by year-end as the Fed continues easing and as a flight-to-quality bias continues. The increasingly weak economy will also impact municipal credits as corporate profits decline. As unemployment rises, tax revenues will fall, impacting the financial health of municipal issuers.

      Duration posture and sector exposure have been held relatively stable. We have made minor adjustments to increase our exposure to general obligations and revenue bonds that are strongly supported, even in times of economic weakness. Quality structure also remained stable, as we believe the minor additional yield gained by lowering credit quality does not warrant additional risk during these uncertain times. We focused on purchasing bonds with coupons of slightly over 5% to avoid unfavorable market conditions when interest rates rise.

      We continue to focus on municipals with solid structure and good call protection as demand remains strong and quality spreads stay narrow. We may move toward a slightly shorter duration stance as the economy recovers, and consequently, interest rates rise. We remain focused on maintaining a high credit quality profile for the Portfolios. Any modifications to the Portfolios reflect our bias to maximize after-tax total return, while providing a high level of tax-free income.







October 31, 2001  /   SEMI ANNUAL REPORT

                                MARYLAND AND PENNSYLVANIA TAX-FREE PORTFOLIOS 31


Performance as of October 31, 2001
(Unaudited)


MARYLAND TAX-FREE PORTFOLIO



-------------------------------------------------------------------------------------------------
                         INST' L    RETAIL    RETAIL   LEHMAN       LEHMAN        LIPPER MD
                         CLASS      CLASS A*  CLASS B* 7 YR. MUNI   10 YR.MUNI    MUNI DEBT
                                                       BOND INDEX   BOND INDEX    FUNDS OBJECTIVE
-------------------------------------------------------------------------------------------------
One year total return    9.70%       9.56%    8.92%      9.87%        10.24%          9.26%
-------------------------------------------------------------------------------------------------
One year total return
with load                  --        4.62%    3.92%        --            --             --
-------------------------------------------------------------------------------------------------
Annualized three year
total return             4.46%       4.29%    7.92%      5.49%         5.64%          4.19%
-------------------------------------------------------------------------------------------------
Annualized three year
total return with load     --        2.70%    7.07%        --            --             --
-------------------------------------------------------------------------------------------------
Annualized total return
inception to date        5.44%       5.28%    7.04%        --            --             --
-------------------------------------------------------------------------------------------------
Annualized total return
inception to date
with load                  --        4.31%    6.74%        --            --             --
-------------------------------------------------------------------------------------------------


  Past performance of the Portfolio is not predictive of future performance.

  Institutional Class shares were offered beginning November 18, 1996. Retail Class A shares were offered beginning January 2, 1997. Performance for the Retail Class A shares with load reflects the deduction of the 4.50% sales charge. Retail Class B shares were offered beginning September 9, 1999. Performance for Retail Class B shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC).
* Performance shown prior to the actual inception date of the Retail Class A and Retail Class B shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Retail Class A and Retail Class B shares, respectively. The Retail Class A and Retail Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 5.36% without load and 4.36% with load. Annualized performance since actual inception for Retail Class B shares is 12.65% without CDSC and 11.42% with CDSC.

  The performance of the Lehman 7 Year Municipal Bond Index and the Lehman 10 Year Municipal Bond Index does not include operating expenses that are incurred by the Portfolio.

PENNSYLVANIA TAX-FREE PORTFOLIO


----------------------------------------------------------------------------------------------------------
                                                                                              LIPPER PA
                                                    LEHMAN       LEHMAN         LEHMAN        INTMDT. MUNI
                         INST'L  RETAIL   RETAIL    5 YR. MUNI   7 YR. MUNI     10 YR. MUNI   DEBT FUNDS
                         CLASS   CLASS A* CLASS B*  BOND INDEX   BOND INDEX     BOND INDEX    OBJECTIVE
----------------------------------------------------------------------------------------------------------
One year total return      9.82%  9.67%    8.89%       9.78%       9.87%          10.24%           8.91%
--------------------------------------------------------------------------------------------------------
One year total return
with load                    --   4.69%    3.89%         --          --              --              --
--------------------------------------------------------------------------------------------------------
Annualized three year
total return               4.00%  3.84%    6.53%       5.48%       5.49%           5.64%           4.26%
--------------------------------------------------------------------------------------------------------
Annualized three year
total return with load       --   2.25%    5.67%         --          --              --              --
--------------------------------------------------------------------------------------------------------
Annualized five year
total return               4.92%  4.74%    5.98%       5.85%       6.26%           6.77%           5.13%
--------------------------------------------------------------------------------------------------------
Annualized five year
total return with load       --   3.79%    5.67%         --          --              --              --
--------------------------------------------------------------------------------------------------------
Annualized total
return inception to date   4.94%  4.72%    5.76%         --          --              --              --
--------------------------------------------------------------------------------------------------------
Annualized total
return inception to
date with load               --   3.87%    5.63%         --          --              --              --
--------------------------------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.

  For each class, performance presented prior to March 22, 1998, reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund from its inception date of April 1, 1996. Retail Class A shares were offered beginning March 23, 1998. Performance for the Retail Class A shares with load reflects the deduction of the 4.50% sales charge. Retail Class B shares were offered beginning September 9, 1999. Performance for Retail Class B shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC).

* Performance shown prior to the actual inception dates of Retail Class A and Retail Class B shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Retail Class A and Retail Class B shares, respectively. The Retail Class A and Retail Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 4.25% without load and 2.93% with load. Annualized performance since actual inception for Retail Class B shares is 11.03% without CDSC and 9.78% with CDSC.

  The performance of the Lehman 5 Year Municipal Bond Index, Lehman 7 Year Municipal Bond Index, and Lehman 10 Year Municipal Bond Index does not include operating expenses that are incurred by the Portfolio.


                                           SEMI ANNUAL REPORT / October 31, 2001

32   MARYLAND TAX-FREE PORTFOLIO


----------------------------------------------
MARYLAND TAX-FREE PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

65% REVENUE BONDS
35% GENERAL OBLIGATIONS
 1% MONEY MARKET FUND
----------------------------------------------

Statement of Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES -- 98.4%

    MARYLAND -- 93.0%

    ALLEGANY COUNTY, PUBLIC
    IMPROVEMENTS GO, AMBAC
       5.300%, 03/01/12                    $1,190     $  1,315
                                        ----------    ---------

    ANNE ARUNDEL COUNTY,
    PUBLIC IMPROVEMENTS GO
       6.000%, 09/01/06                     2,000        2,260
                                        ----------    ---------
       4.700%, 02/15/16                     2,000        2,045
                                        ----------    ---------

    BALTIMORE GO, SER B, MBIA
       7.000%, 10/15/03                     1,000        1,089
                                        ----------    ---------

    BALTIMORE COUNTY, CONSOLIDATED
    PUBLIC IMPROVEMENTS GO
       5.500%, 06/01/16                     1,500        1,588
                                        ----------    ---------
       5.250%, 06/01/11                     1,000        1,069
                                        ----------    ---------

    BALTIMORE, CITY PARKING SYSTEM
    FACILITIES RB, SER A, FGIC
       5.250%, 07/01/17                     1,000        1,084
                                        ----------    ---------

    BALTIMORE, CONVENTION CENTER RB,
    MBIA
       5.375%, 09/01/11                     2,910        3,208
                                        ----------    ---------

    BALTIMORE, PORT FACILITIES RB,
    CONSOLIDATED COAL SALES, SER A
       6.500%, 10/01/11                     1,000        1,042
                                        ----------    ---------

    BALTIMORE, WATER PROJECT RB,
    SER A, FSA
       5.750%, 07/01/30                     3,000        3,217
                                        ----------    ---------

    CALVERT COUNTY, POLLUTION CONTROL
    AUTHORITY RB, BALTIMORE GAS, MBIA
       5.550%, 07/15/14                     2,500        2,653
                                        ----------    ---------

    CALVERT COUNTY, PUBLIC & SCHOOL
    IMPROVEMENTS GO
       5.750%, 01/01/11                     1,900        2,069
                                        ----------    ---------

    CARROLL COUNTY, FAIRHAVEN & COPPER
    RIDGE PROJECT RB, SER A, ASSET
       5.375%, 01/01/16                     2,000        2,112
                                        ----------    ---------
--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
    CHARLES COUNTY GO
       5.700%, 03/01/10                    $  750     $    803
                                        ----------    ---------

    FREDERICK COUNTY GO, SER B
       6.300%, 07/01/08                     2,000        2,096
                                        ----------    ---------

    FREDERICK COUNTY, EDUCATIONAL
    FACILITIES RB, MOUNT ST. MARY'S
    COLLEGE, SER A
       5.750%, 09/01/25                     1,000        1,002
                                        ----------    ---------

    FREDERICK COUNTY, RETIREMENT
    COMMUNITY RB, BUCKINGHAMS CHOICE,
    SER A
       5.900%, 01/01/17                     1,000          906
                                        ----------    ---------

    HARFORD COUNTY GO
       5.500%, 12/01/08                     1,895        2,127
                                        ----------    ---------

    HOWARD COUNTY, CONSOLIDATED PUBLIC
    IMPROVEMENTS GO, SER A
       5.250%, 02/15/14                     1,350        1,441
                                        ----------    ---------

    MARYLAND STATE, COMMUNITY
    DEVELOPMENT ADMINISTRATION RB,
    MULTI-FAMILY HOUSING DEVELOPMENT,
    WESTFIELD PROJECT, SER C
       5.200%, 12/01/29                     2,000        2,062
                                        ----------    ---------

    MARYLAND STATE, COMMUNITY
    DEVELOPMENT ADMINISTRATION RB,
    RESIDENTIAL HOUSING & COMMUNITY
    DEVELOPMENT, SER A
       5.600%, 03/01/17                       995        1,041
                                        ----------    ---------

    MARYLAND STATE, COMMUNITY
    DEVELOPMENT ADMINISTRATION RB,
    SINGLE-FAMILY HOUSING & COMMUNITY
    DEVELOPMENT, 1ST SER
       5.050%, 04/01/08                     1,000        1,059
                                        ----------    ---------

    MARYLAND STATE, ECONOMIC
    DEVELOPMENT AUTHORITY RB,
    COLLEGIATE STUDENT HOUSING,
    SALISBURY PROJECT, SER A
       5.600%, 06/01/10                     1,945        2,023
                                        ----------    ---------

    MARYLAND STATE, ECONOMIC
    DEVELOPMENT AUTHORITY RB, HEALTH
    CARE FACILITIES, GNMA-CRESCENT
    CITIES PROJECT, SER A
       4.650%, 12/20/08                       770          800
                                        ----------    ---------

    MARYLAND STATE, ECONOMIC
    DEVELOPMENT AUTHORITY RB, LUTHERAN
    WORLD RELIEF
       7.125%, 04/01/19                       965        1,016
                                        ----------    ---------

    MARYLAND STATE GO
       6.100%, 10/15/06                     1,500        1,553
                                        ----------    ---------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    BULLIS SCHOOL, FSA
       5.250%, 07/01/20                     1,585        1,650
                                        ----------    ---------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    CATHOLIC HEALTH INITIATIVES, ST.
    JOSEPH'S PROJECT, SER A
       6.000%, 12/01/13                     1,370        1,531
                                        ----------    ---------






                                           October 31, 2001 / SEMI ANNUAL REPORT

                                      MARYLAND TAX-FREE PORTFOLIO (CONTINUED) 33

--------------------------------------------------------------------------------
                                         PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    DOCTORS COMMUNITY HOSPITAL
       5.500%, 07/01/24                    $1,750     $  1,501
                                        ----------  -----------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    HELIX HEALTH ISSUE, AMBAC, ETM
       5.000%, 07/01/27                     2,500        2,506
                                        ----------  -----------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    HOSPITAL-CHARITY OBLIGATION GROUP,
    DAUGHTERS OF CHARITY, SER A
       4.750%, 11/01/14                     1,000        1,019
                                        ----------  -----------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    HOWARD COUNTY GENERAL HOSPITAL
    PROJECT, ETM
       5.500%, 07/01/13                     1,000        1,060
                                        ----------  -----------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    JOHNS HOPKINS HOSPITAL
       5.000%, 05/15/26                     1,500        1,492
                                        ----------  -----------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    JOHNS HOPKINS MEDICINE, MBIA
       5.000%, 07/01/19                     1,500        1,536
                                        ----------  -----------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    JOHNS HOPKINS UNIVERSITY
       5.250%, 07/01/17                     2,000        2,100
                                        ----------  -----------
       5.125%, 07/01/20                     2,000        2,037
                                        ----------  -----------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    KENNEDY KRIEGER ISSUE
       5.125%, 07/01/22                     2,000        1,912
                                        ----------  -----------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    LOYOLA COLLEGE ISSUE
       5.000%, 10/01/39                     1,500        1,477
                                        ----------  -----------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    LOYOLA COLLEGE PROJECT, SER A, MBIA
       5.375%, 10/01/11                       950        1,032
                                        ----------  -----------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    MCLEAN SCHOOL ISSUE
       6.000%, 07/01/20                       250          255
                                        ----------  -----------
       6.000%, 07/01/31                       940          953
                                        ----------  -----------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    MEDLANTIC/HELIX ISSUE, SER A, FSA
       5.250%, 08/15/11                     2,000        2,102
                                        ----------  -----------
       5.250%, 08/15/12                     1,175        1,229
                                        ----------  -----------
--------------------------------------------------------------------------------
                                         PRINCIPAL    MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    MERCY MEDICAL CENTER ISSUE, AMBAC
       5.750%, 07/01/15                    $2,000     $  2,128
                                        ----------  -----------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    NORTH ARUNDEL HOSPITAL PROJECT,
    MBIA
       6.000%, 07/01/12                       500          536
                                        ----------  -----------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    PENINSULA REGIONAL MEDICAL CENTER
    PROJECT
       5.000%, 07/01/08                     1,000        1,023
                                        ----------  -----------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    PICKERSGILL PROJECT, SER A
       6.000%, 01/01/15                     1,500        1,581
                                        ----------  -----------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    PUMH HERON POINT, SER B
       5.250%, 10/01/28                     1,000          985
                                        ----------  -----------

    MARYLAND STATE, LOCAL FACILITIES
    AUTHORITY GO, SECOND SER AA
       5.500%, 06/01/08                     1,500        1,599
                                        ----------  -----------

    MARYLAND STATE, NATIONAL CAPITAL
    PARK & PLANNING COMMISSION RB,
    PARK ACQUISITION & DEVELOPMENT,
    SER T-2
       5.375%, 01/15/14                     1,000        1,063
                                        ----------  -----------

    MARYLAND STATE, STADIUM AUTHORITY
    RB, AMBAC
       5.500%, 03/01/12                     1,000        1,074
                                        ----------  -----------

    MARYLAND STATE, TRANSPORTATION
    AUTHORITY RB
       5.750%, 07/01/15                     1,500        1,527
                                        ----------  -----------

    MARYLAND STATE, TRANSPORTATION
    AUTHORITY RB, BALTIMORE/WASHINGTON
    INTERNATIONAL AIRPORT PROJECT,
    SER B, FGIC
       6.000%, 07/01/07                     1,000        1,084
                                        ----------  -----------

    MONTGOMERY COUNTY, CONSOLIDATED
    PUBLIC IMPROVEMENTS GO
       4.750%, 02/01/15                     2,025        2,103
                                        ----------  -----------

    MONTGOMERY COUNTY, CONSOLIDATED
    PUBLIC IMPROVEMENTS GO, SER A
       5.800%, 07/01/07                     1,000        1,130
                                        ----------  -----------
       5.600%, 01/01/16                     2,000        2,193
                                        ----------  -----------

    MONTGOMERY COUNTY, PARKING
    AUTHORITY RB, SILVER SPRING
    PARKING LOT PROJECT, SER A, FGIC
       6.250%, 06/01/09                       500          520
                                        ----------  -----------

    NEW BALTIMORE, SCHOOL BOARD SYSTEM RB
       5.000%, 11/01/13                     1,135        1,205
                                        ----------  -----------






                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                         PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
    NORTHEAST MARYLAND WASTE DISPOSAL
    AUTHORITY RB, SOUTHWEST RESOURCES
    RECOVERY FACILITY, MBIA
       7.200%, 01/01/06                    $2,500     $  2,763
                                        ----------  -----------

    PRINCE GEORGES COUNTY,
    CONSOLIDATED PUBLIC IMPROVEMENTS
    GO, FSA
       5.500%, 10/01/10                     2,000        2,255
                                        ----------  -----------

    PRINCE GEORGES COUNTY,
    CONSOLIDATED PUBLIC IMPROVEMENTS
    GO, SER A, MBIA
       6.000%, 03/01/07                     1,450        1,495
                                        ----------  -----------

    PRINCE GEORGES COUNTY, WATER
    UTILITY IMPROVEMENTS GO,
    STORMWATER MANAGEMENT PROJECT
       5.500%, 03/15/13                     2,575        2,742
                                        ----------  -----------

    QUEEN ANNES COUNTY, PUBLIC
    FACILITIES GO, FGIC
       6.000%, 11/15/08                     1,000        1,136
                                        ----------  -----------
       5.400%, 11/15/11                     1,000        1,093
                                        ----------  -----------

    ST. MARY'S COUNTY, CONSOLIDATED
    PUBLIC IMPROVEMENTS GO
       4.450%, 07/01/14                     1,100        1,125
                                        ----------  -----------

    ST. MARY'S COLLEGE, ACADEMIC &
    AUXILIARY FACILITIES RB, SER A, MBIA
       5.250%, 09/01/27                     2,000        2,043
                                        ----------  -----------

    UNIVERSITY OF MARYLAND, AUXILIARY
    FACILITY & TUITION RB, SER A
       5.500%, 04/01/11                     1,500        1,586
                                        ----------  -----------

    UNIVERSITY OF MARYLAND, MEDICAL
    SYSTEMS PROJECT RB, SER A
       5.500%, 04/01/10                     2,000        2,150
                                        ----------  -----------

    WASHINGTON COUNTY, PUBLIC
    IMPROVEMENTS GO, MBIA
       5.800%, 01/01/15                     1,250        1,339
                                        ----------  -----------

    WASHINGTON SUBURBAN SANITATION
    DISTRICT GO, GENERAL CONSTRUCTION
       6.000%, 06/01/18                     1,000        1,173
                                        ----------  -----------

    WASHINGTON SUBURBAN SANITATION
    DISTRICT GO, WATER SUPPLY
       4.700%, 06/01/18                     2,000        2,015
                                        ----------  -----------

    WATER QUALITY FINANCING
    ADMINISTRATION RB, REVOLVING LOAN
    FUND, SER A
       6.550%, 09/01/14                       945          985
                                        ----------  -----------
       5.500%, 09/01/12                     1,250        1,323
                                        ----------  -----------

    TOTAL MARYLAND                                    $113,046
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                         PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    PUERTO RICO -- 5.4%

    COMMONWEALTH OF PUERTO RICO,
    ELECTRIC POWER AUTHORITY RB,
    SER HH, FSA
       5.250%, 07/01/29                    $3,060     $  3,148
                                        ----------  -----------

    COMMONWEALTH OF PUERTO RICO,
    PUBLIC BUILDINGS AUTHORITY RB,
    MBIA
       5.700%, 07/01/16                       500          529
                                        ----------  -----------

    COMMONWEALTH OF PUERTO RICO,
    PUBLIC FINANCE AUTHORITY RB,
    SER A, AMBAC
       5.375%, 06/01/19                     1,500        1,656
                                        ----------  -----------

    COMMONWEALTH OF PUERTO RICO,
    PUBLIC IMPROVEMENTS GO, MBIA
       6.250%, 07/01/12                     1,000        1,208
                                        ----------  -----------

    TOTAL PUERTO RICO                                 $  6,541
---------------------------------------------------------------
TOTAL MUNICIPAL BONDS & NOTES
(COST $113,835)                                       $119,587
---------------------------------------------------------------
MONEY MARKET FUND -- 0.4%

    DREYFUS TAX-EXEMPT CASH
    MANAGEMENT FUND                       547,163          547
                                        ----------  -----------

TOTAL MONEY MARKET FUND
(COST $547)                                               $547
---------------------------------------------------------------
TOTAL INVESTMENTS -- 98.8%
(COST $114,382)                                       $120,134
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- 1.2%              $  1,416
---------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 9,266,826 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               89,946
                                                    -----------
PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 2,510,243 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               25,957
                                                    -----------
PORTFOLIO SHARES OF RETAIL CLASS B
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 104,429 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                1,033
                                                    -----------
Undistributed net investment income                         61
                                                    -----------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS            (1,199)
                                                    -----------
NET UNREALIZED APPRECIATION ON INVESTMENTS               5,752
---------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                            $121,550
---------------------------------------------------------------


October 31, 2001  /   SEMI ANNUAL REPORT

                                      MARYLAND TAX-FREE PORTFOLIO (CONCLUDED) 35


--------------------------------------------------------------------------------

  DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS              $10.23
---------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                   $10.22
---------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($10.22 / 95.50%)                    $10.70
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS B                   $10.24
---------------------------------------------------------------
ETM -- Escrowed to Maturity
GNMA -- Government National Mortgage Association
GO -- General Obligation
RB -- Revenue Bond
Ser -- Series
The following organizations have provided underlying credit support for securities listed above, as indicated.
AMBAC -- American Municipal Bond Assurance Corporation
ASSET -- Asset Guaranty
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Insurance Association

Some investors may be subject to the alternative minimum tax. In addition, the Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers; the Portfolio may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers.

The accompanying notes are an integral part of the financial statements.


                                           SEMI ANNUAL REPORT / October 31, 2001

36   PENNSYLVANIA TAX-FREE PORTFOLIO


---------------------------------------------
PENNSYLVANIA TAX-FREE PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

78% REVENUE BONDS
22% GENERAL OBLIGATIONS
---------------------------------------------

Schedule of Investments (Unaudited)
--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES -- 98.2%

    PENNSYLVANIA -- 98.2%

    ADAMS COUNTY GO, FGIC
       5.500%, 11/15/26                    $2,500     $  2,622
                                        ----------  -----------

    ALLEGHENY COUNTY GO, SER C-52, FGIC
       5.250%, 11/01/21                     4,000        4,100
                                        ----------  -----------

    ALLEGHENY COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    ENVIRONMENTAL IMPROVEMENT
    PROJECT, SER A
       6.700%, 12/01/20                     4,150        4,285
                                        ----------  -----------

    ALLENTOWN AREA HOSPITAL AUTHORITY RB,
    SACRED HEART HOSPITAL
       6.500%, 11/15/08                     2,665        2,568
                                        ----------  -----------

    BUCKS COUNTY, INDUSTRIAL DEVELOPMENT
    AUTHORITY RB, AMBAC
       5.000%, 09/15/21                       565          568
                                        ----------  -----------
       5.125%, 09/15/31                       450          452
                                        ----------  -----------

    BUCKS COUNTY, INDUSTRIAL DEVELOPMENT
    AUTHORITY RB, PERSONAL CARE,
    SER A, ETM
      10.000%, 05/15/19                     4,775        7,759
                                        ----------  -----------

    BURRELL SCHOOL DISTRICT GO, FGIC, STAID
       5.250%, 11/15/10                     2,200        2,401
                                        ----------  -----------

    CHESTER COUNTY, HEALTH & EDUCATION
    FACILITIES AUTHORITY RB,
    CHESTER COUNTY HOSPITAL, MBIA
       5.500%, 07/01/07                       965        1,048
                                        ----------  -----------
       5.625%, 07/01/09                     1,985        2,139
                                        ----------  -----------
       5.625%, 07/01/10                     1,675        1,794

    CHESTER COUNTY, HEALTH & EDUCATION
    FACILITIES AUTHORITY RB, IMMACULATA
    COLLEGE, ASSET
       5.625%, 10/15/27                     2,250        2,312
                                        ----------  -----------

    CHESTER COUNTY, HEALTH & EDUCATION
    FACILITIES AUTHORITY RB, MAIN LINE
    HEALTH SYSTEMS, SER A, MBIA
       5.300%, 05/15/07                     2,045        2,170
                                        ----------  -----------

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
    DAUPHIN COUNTY, GENERAL HEALTH
    AUTHORITY RB, PINNACLE HEALTH
    SYSTEM PROJECT, MBIA
       5.200%, 05/15/09                   $   910     $    973
                                        ----------  -----------

    DELAWARE COUNTY, COMMUNITY HOSPITAL
    AUTHORITY RB
       6.000%, 12/15/20                     4,000        3,970
                                        ----------  -----------

    DELAWARE COUNTY, DUNWOODY VILLAGE
    PROJECT RB
       5.550%, 04/01/06                       300          303
                                        ----------  -----------
       6.250%, 04/01/30                     1,200        1,245
                                        ----------  -----------

    INDIANA COUNTY, INDUSTRIAL DEVELOPMENT
    AUTHORITY POLLUTION CONTROL RB,
    NEW YORK STATE ELECTRIC & GAS,
    SER A, MBIA
       6.000%, 06/01/06                     1,500        1,674
                                        ----------  -----------

    LANCASTER COUNTY, SOLID WASTE
    MANAGEMENT AUTHORITY RB,
    SER B, AMBAC
       5.375%, 12/15/15                     4,000        4,220
                                        ----------  -----------

    LEHIGH COUNTY, GENERAL PURPOSE
    AUTHORITY GOH, MUHLENBERG HOSPITAL
    CENTER PROJECT, ETM
       5.750%, 07/15/10                     3,000        3,319
                                        ----------  -----------

    LEHIGH COUNTY, PUBLIC IMPROVEMENTS
    PROJECT GO, SER A, CNTY GTD
       5.500%, 11/15/11                     2,000        2,127
                                        ----------  -----------
       5.550%, 11/15/12                     2,100        2,226
                                        ----------  -----------

    LUZERNE COUNTY, PENNSYLVANIA
    FLOOD PROTECTION AUTHORITY RB,
    SER A, MBIA
       5.250%, 01/15/12                     2,310        2,515
                                        ----------  -----------

    MCKEAN COUNTY, HOSPITAL AUTHORITY
    RB, BRADFORD HOSPITAL PROJECT, ACA
       6.100%, 10/01/20                     2,500        2,572
                                        ----------  -----------

    MERCER COUNTY GO, FGIC
       5.500%, 10/01/18                     1,155        1,227
                                        ----------  -----------
       5.500%, 10/01/19                     1,215        1,288
                                        ----------  -----------

    MONTGOMERY COUNTY, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    BEAVER COLLEGE PROJECT, CONLEE
       5.700%, 04/01/10                       500          542
                                        ----------  -----------

    MONTGOMERY COUNTY, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    HEALTH CARE, HOLY REDEEMER HEALTH,
    SER A, AMBAC
       5.250%, 10/01/04                     2,070        2,210
                                        ----------  -----------
       5.500%, 10/01/08                     1,275        1,396
                                        ----------  -----------

    MONTGOMERY COUNTY, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    PHILADELPHIA GERIATRIC CENTER, SER A
       7.250%, 12/01/19                     3,000        3,034
                                        ----------  -----------



October 31, 2001  /   SEMI ANNUAL REPORT

                                  PENNSYLVANIA TAX-FREE PORTFOLIO (CONTINUED) 37


--------------------------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
    MONTGOMERY COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, ACTS
    RETIREMENT-LIFE COMMUNITIES
       5.250%, 11/15/28                    $3,000     $  2,835
                                        ----------  -----------

    MONTGOMERY COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, ADULT
    COMMUNITIES TOTAL SERVICES PROJECT,
    SER B
       5.750%, 11/15/17                     1,000        1,019
                                        ----------  -----------

    NORTHHAMPTON COUNTY GO
       5.125%, 08/15/19                     4,575        4,661
                                        ----------  -----------

    PENNSYLVANIA STATE, CONVENTION
    CENTER AUTHORITY RB, SER A,
    FGIC, ETM
       6.000%, 09/01/19                     5,410        6,242
                                        ----------  -----------

    PENNSYLVANIA STATE, CONVENTION
    CENTER AUTHORITY RB, SER A, FSA
       6.750%, 09/01/19                     2,000        2,237
                                        ----------  -----------

    PENNSYLVANIA STATE, CONVENTION
    CENTER AUTHORITY RB, SER A, MBIA
       6.750%, 09/01/19                     2,500        2,797
                                        ----------  -----------

    PENNSYLVANIA STATE, HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, DREXEL UNIVERSITY
       6.000%, 05/01/24                     4,075        4,248
                                        ----------  -----------

    PENNSYLVANIA STATE, HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, GWYNEDD-MERCY COLLEGE, ASSET
       5.600%, 11/01/22                     2,600        2,795
                                        ----------  -----------

    PENNSYLVANIA STATE, HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, UNIVERSITY OF PENNSYLVANIA
    HEALTH SERVICES PROJECT, SER A
       5.500%, 01/01/09                     4,000        4,170
                                        ----------  -----------

    PENNSYLVANIA STATE, HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, UNIVERSITY OF PENNSYLVANIA,
    SER B
       5.350%, 01/01/08                     3,750        3,914
                                        ----------  -----------

    PENNSYLVANIA STATE, HOUSING
    FINANCE AGENCY RB, SER 50A
       6.000%, 10/01/13                     1,500        1,601
                                        ----------  -----------

    PENNSYLVANIA STATE, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, AMBAC
       6.000%, 07/01/06                     3,000        3,352
                                        ----------  -----------

    PENNSYLVANIA STATE, INFRASTRUCTURE
    INVESTMENT AUTHORITY RB, WATER
    UTILITY IMPROVEMENTS, MBIA
       5.250%, 09/01/07                     1,000        1,087
                                        ----------  -----------

    PENNSYLVANIA STATE, PUBLIC
    IMPROVEMENTS GO, SECOND SER, FGIC
       5.375%, 11/15/07                     5,000        5,475
                                        ----------  -----------

    PENNSYLVANIA STATE, TURNPIKE
    COMMISSION RB, SER R, AMBAC
       5.000%, 12/01/26                     3,500        3,496

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
    PENNSYLVANIA, INTERGOVERNMENTAL
    COOPERATIVE AUTHORITY RB,
    PHILADELPHIA FUNDING PROGRAM, FGIC
       5.400%, 06/15/09                    $4,845     $  5,154
                                        ----------  -----------

    PHILADELPHIA GO, FGIC
       5.125%, 05/15/14                     5,000        5,250
                                        ----------  -----------

    PHILADELPHIA, HEALTH & HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, JEFFERSON HEALTH SYSTEM, SER A
       5.500%, 05/15/05                     1,000        1,067
                                        ----------  -----------

    PHILADELPHIA, HOSPITAL & HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, TEMPLE UNIVERSITY HOSPITAL, SER A
       6.625%, 11/15/23                     3,250        3,295
                                        ----------  -----------

    PHILADELPHIA, INDUSTRIAL DEVELOPMENT
    AUTHORITY RB, CITY OF PHILADELPHIA
    PROJECT, SER A, MBIA
       6.000%, 02/15/07                     1,365        1,524
                                        ----------  -----------

    PHILADELPHIA, INDUSTRIAL DEVELOPMENT
    AUTHORITY RB, FRANKLIN INSTITUTE
    PROJECT
       5.200%, 06/15/18                     2,100        2,042
                                        ----------  -----------
       5.200%, 06/15/26                     2,100        1,937
                                        ----------  -----------

    PHILADELPHIA, INDUSTRIAL DEVELOPMENT
    AUTHORITY RB, GIRARD ESTATE COAL
    MINING PROJECT, ETM
       5.500%, 11/15/16                     3,590        3,823
                                        ----------  -----------

    PHILADELPHIA, INDUSTRIAL DEVELOPMENT
    AUTHORITY RB, SIMPSON HOUSE PROJECT
       4.750%, 08/15/08                     1,000          950
                                        ----------  -----------

    PHILADELPHIA, MUNICIPAL AUTHORITY
    RB, JUSTICE LEASE, SER A, MBIA
       7.100%, 11/15/06                     4,095        4,182
                                        ----------  -----------

    PHILADELPHIA, WATER & WASTEWATER
    RB, MBIA
       6.250%, 08/01/07                     3,000        3,413
                                        ----------  -----------
       6.250%, 08/01/08                     2,150        2,470
                                        ----------  -----------

    PITTSBURGH & ALLEGHENY COUNTIES,
    PUBLIC AUDITORIUM RB, AMBAC
       5.250%, 02/01/17                     3,000        3,124
                                        ----------  -----------

    RIDLEY PARK, TAYLOR HOSPITAL RB,
    SER A, ETM
       6.000%, 12/01/05                       585          633
                                        ----------  -----------

    SCRANTON-LACKAWANNA, MERCY HEALTH
    HOSPITAL FACILITIES RB, SER B, MBIA
       5.625%, 01/01/16                     2,000        2,113
                                        ----------  -----------

    TREDYFFRIN TOWNSHIP GO
       5.250%, 11/15/17                     1,750        1,805
                                        ----------  -----------


                                           SEMI ANNUAL REPORT / October 31, 2001

38   PENNSYLVANIA TAX-FREE PORTFOLIO (CONCLUDED)


--------------------------------------------------------------------------------
                                  SHARES/PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
    UNION COUNTY, HIGHER EDUCATIONAL
    FACILITIES AUTHORITY RB, BUCKNELL
    COLLEGE, MBIA
       4.500%, 04/01/18                    $2,805     $  2,693
                                        ----------  -----------

    TOTAL PENNSYLVANIA                                $164,463
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS & NOTES
(COST $157,020)                                       $164,463
--------------------------------------------------------------------------------

MONEY MARKET FUND -- 0.4%

    BLACKROCK PENNSYLVANIA MUNICIPAL
    MONEY MARKET PORTFOLIO                590,725          591
                                        ----------  -----------

TOTAL MONEY MARKET FUND
(COST $591)                                           $    591
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.6%
(COST $157,611)                                       $165,054

OTHER ASSETS AND LIABILITIES, NET -- 1.4%             $  2,423

NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 16,189,873 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                              162,418
                                                    -----------

PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 231,485 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                2,595
                                                    -----------

PORTFOLIO SHARES OF RETAIL CLASS B
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 17,139 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                  167
                                                    -----------

UNDISTRIBUTED NET INVESTMENT INCOME                        120
                                                    -----------

ACCUMULATED NET REALIZED LOSS ON INVESTMENTS            (5,266)
                                                    -----------

NET UNREALIZED APPRECIATION ON INVESTMENTS               7,443
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                            $167,477
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS                 $10.19
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                      $10.18
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($10.18 / 95.50%)                       $10.66
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS B                      $10.20
--------------------------------------------------------------------------------
ETM -- Escrowed to Maturity
GO -- General Obligation
GOH -- General Obligation of Hospital
RB -- Revenue Bond
Ser -- Series

The following organizations have provided underlying credit support for securities listed above, as indicated.

ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation
ASSET -- Asset Guaranty
CNTY GTD -- County Guaranteed
CONLEE -- College Construction Loan Insurance Association
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Insurance Association
STAID -- State Aid Withholding

Some investors may be subject to the alternative minimum tax. In addition, the Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers; the Portfolio may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers.

The accompanying notes are an integral part of the financial statements.

October 31, 2001  /   SEMI ANNUAL REPORT

                       This page intentionally left blank.

40       FIXED INCOME PORTFOLIOS


INTERMEDIATE FIXED INCOME Portfolio


[photo omitted]

WILMER C. STITH III, CFA

CO-PORTFOLIO MANAGER

WILMER C. STITH III IS CO-MANAGER, WITH MR. GRADOW, OF THE INTERMEDIATE FIXED INCOME PORTFOLIO, AND IS MANAGER OR CO-MANAGER OF OTHER ARK FUNDS PORTFOLIOS. HE HAS BEEN A VICE PRESIDENT OF AIA AND PORTFOLIO MANAGER SINCE 1996. HE MANAGES SEPARATE ACCOUNT MONEY MARKET ACCOUNTS, ASSISTS IN THE MANAGEMENT OF THE MONEY MARKET PORTFOLIOS, AND IS RESPONSIBLE FOR ANALYZING AND TRADING VARIOUS FIXED INCOME SECURITIES. MR. STITH HAS MORE THAN NINE YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY, AND IS A CHARTERED FINANCIAL ANALYST.





[photo omitted]


STEVEN M. GRADOW

CO-PORTFOLIO MANAGER

STEVEN M. GRADOW IS CO-MANAGER, WITH MR. STITH, OF THE INTERMEDIATE FIXED INCOME PORTFOLIO AND MANAGER OR CO-MANAGER OF OTHER ARKFUNDS PORTFOLIOS. HE HAS BEEN A MANAGING DIRECTOR OF, AND DIRECTOR OF FIXED INCOME INVESTMENTS FOR, AIA SINCE 1996 AND CO-MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. MR. GRADOW'S EXPERIENCE INCLUDES FIVE YEARS OF FIXED INCOME MANAGEMENT FOR THE PUBLIC EMPLOYEES RETIREMENT SYSTEM OF CALIFORNIA (CALPERS). MR. GRADOW HAS MORE THAN 19 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.

Management and Discussion and Analysis
      Although the bond market realized dynamic gains over the past six months, it also experienced a much higher level of volatility. Given our expectations of increased volatility in the markets, we chose to keep our overall interest rate risk very comparable to the Lehman Intermediate Government/Credit Index. However, our interest rate profile was considerably different from the Index.

      Over the last few months, we increased our allocation to the 5-year sector of the yield curve in U.S. Treasurys while we underweighted the 2- and 10-years parts of the curve. The 5-year part of the curve, which provided substantial outperformance, was purchased by investors seeking a safe-haven investment in light of the terrorist attacks. In September alone, the 5-year U.S. Treasury posted a 2.76% (non-annualized) return versus 1.78% and 2.36%, respectively, for 2- and 5-year U.S. Treasury Notes. Our 15% overallocation to the 5-year part of the yield curve, primarily in U.S. Treasurys, positively impacted performance.

      The terrorist attacks have also resulted in a dramatic rise in the risk premium, the additional yield investors require to be compensated for taking on risk in their investments. This change in risk premium reverberated throughout the bond market, causing corporate securities and less liquid sectors to substantially underperform U.S. Treasury securities. Particularly hard hit were cyclical corporate bond issuers such as Ford. Companies in this economic sector were perceived as being more vulnerable to an economic downturn. The Portfolio's exposure to this sector dampened performance over the quarter. However, the Portfolio did benefit somewhat from its holdings in non-cyclical, more defensive corporate securities such as Wal-Mart and Target Stores.

      Without question, the U.S. economy is now declining at a much steeper trajectory than it was prior to September 11. However, the corporate sector has improved markedly since September 11, and we firmly believe that over the next six to twelve months corporate securities will outperform U.S. Treasurys. We will continue to employ our conservative and disciplined investment strategy of actively pursuing relative value in both sector allocation and security selection.









October 31, 2001  /   SEMI ANNUAL REPORT

                                          INTERMEDIATE FIXED INCOME PORTFOLIO 41


Performance as of October 31, 2001
(Unaudited)


--------------------------------------------------------------------------------
                                  LEHMAN         LEHMAN     LIPPER INTERMEDIATE
                                INTERMEDIATE  INTERMEDIATE   INVESTMENT GRADE
                       INST'L  GOV'T./CREDIT U.S. GOVERNMENT   DEBT FUNDS
                       CLASS      INDEX       BOND INDEX       OBJECTIVE
--------------------------------------------------------------------------------
One year total return  13.12%     14.26%        13.85%           13.39%
--------------------------------------------------------------------------------
Annualized three year
total return            5.94%      7.09%         7.00%            6.35%
--------------------------------------------------------------------------------
Annualized total return
inception to date       6.58%        --            --               --
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.

  Institutional Class shares were offered beginning November 18, 1996.

  The performance of the Lehman Intermediate Government/Credit Index and the Lehman Intermediate U.S. Government Bond Index does not include operating expenses that are incurred by the Portfolio.


Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

35% CORPROATE OBLIGATIONS
31% U.S. TREASURY OBLIGATIONS
12% U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
 9% U.S. GOVERMENT AGENCY OBLIGATIONS
 7% ASSET-BACKED SECURITIES
 4% YANKEE BONDS
 1% PRFERRED STOCK
 1% RELATED PARTY MONEY MARKET PORTFOLIO


Statement of Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                         PRINCIPAL      MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 30.3%

    U.S. TREASURY NOTES
       7.875%, 11/15/04+                   $6,000     $  6,843
                                        ----------  -----------
       6.750%, 05/15/05                     1,000        1,118
                                        ----------  -----------
       6.500%, 05/15/05+                    2,175        2,417
                                        ----------  -----------
       6.250%, 02/15/07+                    6,175        6,925
                                        ----------  -----------
       6.125%, 08/15/07+                    1,120        1,253
                                        ----------  -----------
       6.000%, 08/15/09                     2,000        2,247
                                        ----------  -----------
       5.625%, 02/15/06+                    2,500        2,718
                                        ----------  -----------
       5.625%, 05/15/08+                    3,665        4,016
                                        ----------  -----------
       5.500%, 05/15/09                     1,500        1,637
                                        ----------  -----------
       5.000%, 02/15/11                       775          818
                                        ----------  -----------
       5.000%, 08/15/11+                    7,250        7,671
                                        ----------  -----------
       4.625%, 05/15/06+                    3,440        3,599
                                        ----------  -----------

TOTAL U.S. TREASURY OBLIGATIONS
(COST $38,922)                                        $ 41,262
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.0%

    FHLB
       7.100%, 03/23/05                     2,000        2,224
                                        ----------  -----------

    FHLMC
       5.875%, 03/21/11                     3,000        3,158
                                        ----------  -----------

    FNMA
       6.000%, 05/15/08                     3,260        3,549
                                        ----------  -----------
       5.500%, 05/02/06                     1,500        1,596
                                        ----------  -----------

    PRIVATE EXPORT FUNDING, SER UU
       7.950%, 11/01/06                     1,495        1,689
                                        ----------  -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $11,262)                                        $ 12,216
--------------------------------------------------------------------------------


                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                         PRINCIPAL      MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED OBLIGATIONS -- 12.3%

    FHLMC
       6.500%, 07/01/09                    $2,061     $  2,158
                                        ----------  -----------

    FNMA
       7.500%, 12/01/29                     2,023        2,130
                                        ----------  -----------
       7.000%, 06/01/03                        88           90
                                        ----------  -----------
       6.500%, 05/01/08                       443          465
                                        ----------  -----------
       6.500%, 10/01/08                     1,293        1,356
                                        ----------  -----------
       6.500%, 06/01/13                     1,052        1,097
                                        ----------  -----------
       6.000%, 04/01/11                     1,464        1,518
                                        ----------  -----------

    FNMA, REMIC
       6.500%, 04/25/23                     2,705        2,854
                                        ----------  -----------
       6.250%, 07/25/08                     1,590        1,670
                                        ----------  -----------
       6.000%, 11/25/28                       742          758
                                        ----------  -----------

    GNMA
       7.000%, 02/15/29                       872          911
                                        ----------  -----------

    SLMA, REMIC (A)
       2.839%, 07/25/06                     1,041        1,044
                                        ----------  -----------
       2.769%, 04/25/07                       660          660
                                        ----------  -----------

TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED OBLIGATIONS
(COST $15,868)                                        $ 16,711
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 39.1%


    BANKS -- 6.5%

    FIRSTAR BANK N.A.
       6.375%, 03/01/04                     1,715        1,822
                                        ----------  -----------

    JP MORGAN CHASE
       5.625%, 08/15/06                     1,255        1,303
                                        ----------  -----------

    PNC FUNDING
       7.000%, 09/01/04                     1,740        1,881
                                        ----------  -----------

    SUNTRUST BANKS
       7.375%, 07/01/06                     1,500        1,665
                                        ----------  -----------

    WELLS FARGO
       7.125%, 08/15/06                     1,920        2,119
                                        ----------  -----------

    TOTAL BANKS                                       $  8,790
--------------------------------------------------------------------------------

    ELECTRICAL EQUIPMENT & SERVICES -- 0.9%

    COLUMBUS SOUTHERN POWER, MBIA
       6.510%, 02/01/08                     1,250        1,300
                                        ----------  -----------

    TOTAL ELECTRICAL EQUIPMENT & SERVICES             $  1,300
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         PRINCIPAL      MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
    ENERGY & POWER -- 1.1%

    CALPINE
       8.500%, 02/15/11                    $1,000     $  1,006
                                        ----------  -----------
       7.625%, 04/15/06                       550          550
                                        ----------  -----------

    TOTAL ENERGY & POWER                              $  1,556
--------------------------------------------------------------------------------

    ENTERTAINMENT -- 2.7%

    COMCAST CABLEVISION COMMUNICATIONS
       8.375%, 05/01/07                     1,000        1,135
                                        ----------  -----------

    CSC HOLDINGS, SER B
       8.125%, 08/15/09                     1,000        1,048
                                        ----------  -----------

    TIME WARNER
       9.125%, 01/15/13                     1,225        1,472
                                        ----------  -----------

    TOTAL ENTERTAINMENT                               $  3,655
--------------------------------------------------------------------------------

    FINANCIAL SERVICES -- 6.2%

    CITIFINANCIAL
       7.750%, 03/01/05                     1,285        1,426
                                        ----------  -----------

    FORD MOTOR CREDIT
       8.000%, 06/15/02                     1,175        1,209
                                        ----------  -----------
       7.250%, 10/25/11                     1,000        1,007
                                        ----------  -----------

    GOLDEN STATE BANCORP
       7.125%, 08/01/05                     1,000        1,019
                                        ----------  -----------

    HOUSEHOLD FINANCE
       6.500%, 11/15/08                     1,555        1,639
                                        ----------  -----------

    TYCO CAPITAL
       6.500%, 02/07/06                     2,000        2,113
                                        ----------  -----------

    TOTAL FINANCIAL SERVICES                          $  8,413
--------------------------------------------------------------------------------

    GAS/NATURAL GAS -- 1.9%

    CONSOLIDATED NATURAL GAS
       6.850%, 04/15/11                     1,500        1,598
                                        ----------  -----------

    WILLIAMS
       6.200%, 08/01/02                     1,000        1,019
                                        ----------  -----------

    TOTAL GAS/NATURAL GAS                             $  2,617
--------------------------------------------------------------------------------

    PETROLEUM & FUEL PRODUCTS -- 2.4%

    APACHE
       6.500%, 12/15/07                     2,000        2,125
                                        ----------  -----------

    ATLANTIC RICHFIELD
      10.875%, 07/15/05                       962        1,178
                                        ----------  -----------

    TOTAL PETROLEUM & FUEL PRODUCTS                   $  3,303
--------------------------------------------------------------------------------

October 31, 2001  /   SEMI ANNUAL REPORT

                              INTERMEDIATE FIXED INCOME PORTFOLIO (CONTINUED) 43


--------------------------------------------------------------------------------
                                         PRINCIPAL      MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
    REAL ESTATE INVESTMENT TRUSTS -- 2.6%

    ROUSE
       8.500%, 01/15/03                    $2,000     $  2,080
                                        ----------  -----------

    SUSA PARTNERSHIP
       7.125%, 11/01/03                     1,355        1,413
                                        ----------  -----------

    TOTAL REAL ESTATE INVESTMENT TRUSTS               $  3,493
--------------------------------------------------------------------------------

    RETAIL -- 2.7%

    TARGET
       6.350%, 01/15/11                     2,025        2,145
                                        ----------  -----------

    WAL-MART STORES
       5.450%, 08/01/06                     1,460        1,532
                                        ----------  -----------

    TOTAL RETAIL                                      $  3,677
--------------------------------------------------------------------------------

    SECURITY BROKERS & DEALERS -- 2.7%

    CREDIT SUISSE FIRST BOSTON
       5.875%, 08/01/06                     1,000        1,034
                                        ----------  -----------

    LEHMAN BROTHERS HOLDINGS
       6.250%, 05/15/06                     1,000        1,045
                                        ----------  -----------

    MORGAN STANLEY DEAN WITTER
       6.100%, 04/15/06                     1,500        1,576
                                        ----------  -----------

    TOTAL SECURITY BROKERS & DEALERS                  $  3,655
--------------------------------------------------------------------------------

    TELEPHONES & TELECOMMUNICATIONS -- 5.2%

    ALLTEL
       7.500%, 03/01/06                     1,385        1,494
                                        ----------  -----------
       7.125%, 03/01/03                       125          130
                                        ----------  -----------

    QWEST COMMUNICATIONS INTERNATIONAL,
    SER B
       7.500%, 11/01/08                     1,170        1,242
                                        ----------  -----------
       7.250%, 11/01/08                     1,000        1,047
                                        ----------  -----------

    SPRINT CAPITAL
       6.125%, 11/15/08                     1,500        1,512
                                        ----------  -----------

    WORLDCOM
       7.550%, 04/01/04                     1,500        1,590
                                        ----------  -----------

    TOTAL TELEPHONES & TELECOMMUNICATIONS             $  7,015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         PRINCIPAL      MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
    YANKEE BONDS -- 4.2%

    AT&T CANADA
       7.650%, 09/15/06+                   $1,500     $    979
                                        ----------  -----------

    CANADIAN NATIONAL RAILWAY
       6.450%, 07/15/06                     2,445        2,589
                                        ----------  -----------

    MERITA BANK
       6.500%, 01/15/06                     2,060        2,166
                                        ----------  -----------

    TOTAL YANKEE BONDS                                $  5,734
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
(COST $51,496)                                        $ 53,208
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 7.0%

    EQCC HOME EQUITY LOAN TRUST,
    SER 1999-1, CL A3F
       5.915%, 11/20/24                     1,535        1,586
                                        ----------  -----------

    FORD CREDIT AUTO OWNER TRUST,
    SER 2000-C, CL A4
       7.240%, 02/15/04                     1,765        1,830
                                        ----------  -----------

    RESIDENTIAL ASSET SECURITIES,
    SER 2000-KS2, CL AI2
       7.575%, 04/25/21                     1,425        1,457
                                        ----------  -----------

    RESIDENTIAL FUNDING MORTGAGE
    SECURITIES II, SER 2001-HS1,
    CL A2
       5.640%, 07/25/14                     1,895        1,944
                                        ----------  -----------

    THE MONEY STORE HOME EQUITY TRUST,
    SER 1997-D, CL AF5
       6.555%, 12/15/38                     1,780        1,875
                                        ----------  -----------

    THE MONEY STORE HOME EQUITY TRUST,
    SER 1998-B, CL AF4
       6.115%, 06/15/21                       793          800
                                        ----------  -----------

TOTAL ASSET-BACKED SECURITIES
(COST $9,202)                                         $  9,492
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.7%
    SIMON PROPERTY GROUP                   20,000          950
                                        ----------  -----------

TOTAL PREFERRED STOCK
(COST $1,012)                                         $    950
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET PORTFOLIO -- 0.7%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS (B)               919,954          920
                                        ----------  -----------

TOTAL RELATED MONEY MARKET PORTFOLIO
(COST $920)                                           $    920
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.1%
(COST $128,682)                                       $134,759

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.9%             $  1,288
--------------------------------------------------------------------------------



                                           SEMI ANNUAL REPORT / October 31, 2001

44  INTERMEDIATE FIXED INCOME PORTFOLIO (CONCLUDED)


--------------------------------------------------------------------------------

  DESCRIPTION                                        VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 13,254,313 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                             $129,907
                                                    ----------

DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME             (1)
                                                    ----------

ACCUMULATED NET REALIZED GAIN ON INVESTMENTS                64
                                                    ----------

NET UNREALIZED APPRECIATION ON INVESTMENTS               6,077
                                                    ----------

TOTAL NET ASSETS -- 100.0%                            $136,047
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS              $10.26
--------------------------------------------------------------------------------
+ This security or a partial position of this security is on loan at October 31, 2001 (see note 6).
(A) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on October 31, 2001.
(B) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as adviser on this portfolio. See also Notes to the Financial Statements.
Cl -- Class
FHLB --Federal Home Loan Bank
FHLMC --Fedeal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
N.A. -- North America
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association
The following organizations have provided underlying credit support for the securities listed above, as indicated.
MBIA -- Municipal Bond Insurance Association
The accompanying notes are an integral part of the financial statements.


October 31, 2001  /   SEMI ANNUAL REPORT

                       This page intentionally left blank.

46   FIXED INCOME PORTFOLIOS


U.S. GOVERNMENT BOND PORTFOLIO

[photo omitted]


STEVEN M. GRADOW

CO-PORTFOLIO MANAGER

STEVEN M. GRADOW IS MANAGER OF THE INCOME PORTFOLIO, CO-MANAGER, WITH MS. VOLK, OF THE U.S. GOVERNMENT BOND PORTFOLIO, AND CO-MANAGER, WITH MR. STITH, OF THE INTERMEDIATE FIXED INCOME PORTFOLIO. HE HAS BEEN A MANAGING DIRECTOR OF, AND DIRECTOR OF FIXED INCOME INVESTMENTS FOR, AIA SINCE 1996 AND CO-MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. MR. GRADOW'S EXPERIENCE INCLUDES FIVE YEARS OF FIXED INCOME MANAGEMENT FOR THE PUBLIC EMPLOYEES RETIREMENT SYSTEM OF CALIFORNIA (CALPERS). MR. GRADOW HAS MORE THAN 19 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.


[photo omitted]


N. BETH VOLK, CFA

CO-PORTFOLIO MANAGER

N. BETH VOLK IS CO-MANAGER, WITH MR. GRADOW, OF THE U.S. GOVERNMENT BOND PORTFOLIO. MS. VOLK HAS BEEN A PRINCIPAL OF AIA, PORTFOLIO MANAGER, AND SENIOR FIXED INCOME CREDIT ANALYST RESPONSIBLE FOR LEADING THE CORPORATE RESEARCH EFFORTS OF THE FIXED INCOME GROUP SINCE 1996. MS. VOLK HAS MORE THAN 19 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY, AND IS A CHARTERED FINANCIAL ANALYST.


Management Discussion and Analysis
      The recent terrorist attacks, resulting flight to quality that occurred in the capital markets, and the Federal Reserve's accommodative monetary policy have contributed to the U.S. Treasury and U.S. Agency sectors' outperformance and caused interest rates to drop during the period.

      Over the past six months, we made several structural changes to the Portfolio. First, we reduced its average duration to 3.9 years from 4.4 years; this compares to our benchmark, which has remained unchanged during the period at about 4.1 years. On a relative basis, we now are taking only 96% of the interest rate sensitivity of our benchmark compared with 108% at the beginning of the period. Our increased weighting in short-to-intermediate maturities helped greatly, as these securities outperformed long maturities given continued Fed easings and the related rally in the short-end of the yield curve.

      Second, we continued to reduce our exposure to the corporate sector, in particular to medium-grade quality instruments. During the period, we cut our holdings in one name due to a change in our credit outlook, tendered our high-coupon holdings in another given an attractive offer from the issuer, and swapped a 10-year corporate issue and reinvested the proceeds into a shorter maturity, similar-quality obligation. We redeployed some of these proceeds into other high-quality corporate issuers and invested the rest in subordinated U.S. Agencies. In contrast to comparable-maturity senior notes, subordinated U.S. Agencies have been offering an attractive, additional 25 basis points in yield.

      Third, we took the proceeds of some maturing asset-backed securities together with normal mortgage-backed prepayments and reinvested them in a well-structured, AAA-rated collateralized mortgaged-backed obligation. Tactically, we remain guarded toward the mortgage-backed sector, given the recent drop in mortgage rates and the increase in mortgage refinancings. We want to maintain our relative weighting to this high-quality sector and have continued to emphasize lower-coupon securities that have lower exposure to early principal prepayment. Overall, the bonds in the Portfolio maintained a quality profile of AA1.



October 31, 2001  /   SEMI ANNUAL REPORT

                                               U.S. GOVERNMENT BOND PORTFOLIO 47


Performance as of October 31, 2001
(Unaudited)
--------------------------------------------------------------------------------
                                                 LEHMAN      LIPPER INTERMEDIATE
                          INST' L    RETAIL    INTERMEDIATE      US GOV'T.
                           CLASS   CLASS A * GOV'T/CREDIT INDEX  OBJECTIVE

One year total return     12.67%     12.53%      14.26%            13.39%
--------------------------------------------------------------------------------
One year total return
with load                    --       7.42%         --                --
--------------------------------------------------------------------------------
Annualized three year
total return               5.89%      5.84%       7.09%             6.15%
--------------------------------------------------------------------------------
Annualized three year
total return with load       --       4.23%         --                --
--------------------------------------------------------------------------------
Annualized five year
total return               6.24%      7.58%       7.57%             6.93%
--------------------------------------------------------------------------------
Annualized five year
total return with load       --       6.61%         --                --
--------------------------------------------------------------------------------
Annualized total return
inception to date          6.24%      7.38%         --                --
--------------------------------------------------------------------------------
Annualized total return
inception to date with load  --       6.50%         --                --
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.
  For each class, performance presented prior to March 22, 1998 reflects the performance of the Marketvest Intermediate U.S. Government Bond Fund from its inception date of March 31, 1996. Retail Class A shares were offered beginning April 1, 1998. Performance for Retail Class A shares with load reflects the deduction of the 4.50% sales charge.

* Performance shown prior to the actual inception date of the Retail Class A shares represents that of the Institutional Class adjusted for the sales charge and total operating expenses applicable to Retail Class A shares. The Retail Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 8.41% without load and 7.01% with load.

  The performance of the Lehman Intermediate Government/Credit Index does not include operating expenses that are incurred by the Portfolio.

-----------------------------------------------
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

37% U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
19% U.S. GOVERNMENT AGENCY OBLIGATIONS
17% U.S. TREASURY OBLIGATIONS
14% CORPORATE OBLIGATIONS
 5% ASSET-BACKED SECURITIES
 3% PREFERRED STOCK
 3% RELATED PARTY MONEY MARKET PORTFOLIO
 2% YANKEE BONDS
-----------------------------------------------

Statement of Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 17.2%

    U.S. TREASURY BONDS
       7.500%, 11/15/16+                   $1,500     $  1,910
                                        ----------  -----------
       6.250%, 05/15/30+                    3,000        3,576
                                        ----------  -----------

    U.S. TREASURY NOTES
       6.750%, 05/15/05                     1,500        1,677
                                        ----------  -----------
       5.750%, 08/15/10+                    3,500        3,887
                                        ----------  -----------
       5.500%, 03/31/03+                    5,000        5,229
                                        ----------  -----------
       5.000%, 08/15/11+                    4,110        4,349
                                        ----------  -----------
       4.625%, 05/15/06                       500          523
                                        ----------  -----------

TOTAL U.S. TREASURY OBLIGATIONS
(COST $19,793)                                        $ 21,151
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.4%

    FHLB
       5.505%, 12/20/04                     1,000        1,005
                                        ----------  -----------

    FHLMC
       5.875%, 03/21/11                     1,000        1,053
                                        ----------  -----------

    FHLMC, MTN
       6.000%, 02/21/06                    10,000       10,280
                                        ----------  -----------

    FNMA
       5.500%, 05/02/06                     3,025        3,218
                                        ----------  -----------

    FNMA, MTN
       6.470%, 09/25/12+                    7,500        8,314
                                        ----------  -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $22,564)                                        $ 23,870
--------------------------------------------------------------------------------


                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED OBLIGATIONS -- 36.9%

    FHLMC
       6.000%, 03/01/13                    $9,553     $  9,895
                                        ----------  -----------

    FHLMC, REMIC
       6.250%, 01/15/20                     1,274        1,274
                                        ----------  -----------
       6.250%, 09/15/23                     5,000        5,270
                                        ----------  -----------
       6.000%, 04/15/21                     5,000        5,169
                                        ----------  -----------

    FNMA
       6.500%, 08/01/28                     7,839        8,094
                                        ----------  -----------
       6.500%, 03/01/29                     6,850        7,072
                                        ----------  -----------
       6.500%, 05/01/29                     2,386        2,463
                                        ----------  -----------

    FNMA, REMIC
       6.000%, 09/18/26                     3,000        3,116
                                        ----------  -----------

    FNMA, WHOLELOAN
       6.020%, 09/25/28                     3,000        3,080
                                        ----------  -----------

    SLMA, REMIC (A)
       2.839%, 07/25/06                         4            4
                                        ----------  -----------

TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED OBLIGATIONS
(COST $43,925)                                        $ 45,437
---------------------------------------------------------------
CORPORATE OBLIGATIONS -- 15.3%

    BANKS -- 1.3%

    PNC FUNDING
       7.500%, 11/01/09                     1,500        1,659
                                        ----------  -----------

    TOTAL BANKS                                       $  1,659
---------------------------------------------------------------

    ENERGY & POWER -- 1.2%

    CALPINE
       8.500%, 02/15/11                     1,500        1,509
                                        ----------  -----------

    TOTAL ENERGY & POWER                              $  1,509
---------------------------------------------------------------

    ENTERTAINMENT -- 2.1%

    CSC HOLDINGS, SER B
       8.125%, 07/15/09                     1,000        1,051
                                        ----------  -----------

    ROYAL CARIBBEAN CRUISES
       8.250%, 04/01/05                     2,000        1,558
                                        ----------  -----------

    TOTAL ENTERTAINMENT                               $  2,609
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 1.7%

    GOLDEN STATE BANCORP
       7.000%, 08/01/03                    $2,000     $  2,045
                                        ----------  -----------

    TOTAL FINANCIAL SERVICES                          $  2,045
---------------------------------------------------------------

    PETROLEUM & FUEL PRODUCTS -- 3.6%

    NORSK HYDRO, SER B
       9.125%, 07/15/14                     2,000        2,546
                                        ----------  -----------

    TENNESSEE GAS PIPELINE
       7.000%, 10/15/28                     2,000        1,910
                                        ----------  -----------

    TOTAL PETROLEUM & FUEL PRODUCTS                   $  4,456
---------------------------------------------------------------

    REAL ESTATE INVESTMENT TRUST -- 0.4%

    ROUSE
       8.500%, 01/15/03                       500          520
                                        ----------  -----------

    TOTAL REAL ESTATE INVESTMENT TRUST                $    520
---------------------------------------------------------------

    TELEPHONES & TELECOMMUNICATIONS -- 1.7%

    QWEST COMMUNICATIONS INTERNATIONAL,
    SER B
       7.250%, 11/01/08                     1,000        1,047
                                        ----------  -----------

    SPRINT CAPITAL
       6.125%, 11/15/08                     1,000        1,008
                                        ----------  -----------

    TOTAL TELEPHONES & TELECOMMUNICATIONS             $  2,055
---------------------------------------------------------------

    TRANSPORTATION SERVICES -- 0.8%

    FEDEX (B)
       7.250%, 02/15/11                     1,000          985
                                        ----------  -----------

    TOTAL TRANSPORTATION SERVICES                     $    985
---------------------------------------------------------------

    YANKEE BONDS -- 2.5%

    AT&T CANADA
       7.650%, 09/15/06+                    1,500          979
                                        ----------  -----------

    HUSKY OIL
       7.550%, 11/15/16                     2,000        2,070
                                        ----------  -----------

    TOTAL YANKEE BONDS                                $  3,049
---------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
(COST $19,507)                                        $ 18,887
---------------------------------------------------------------


October 31, 2001  /   SEMI ANNUAL REPORT

                                   U.S. GOVERNMENT BOND PORTFOLIO (CONCLUDED) 49


--------------------------------------------------------------------------------
                                  SHARES/PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 5.6%

    ANRC AUTO OWNERS TRUST, SER 2001-A,
    CL A-4
       4.320%, 06/16/08                    $  850     $    866
                                        ----------  -----------

    CONTIMORTGAGE HOME EQUITY LOAN TRUST,
    SER 1998-1, CL A6
       6.580%, 12/15/18                     3,000        3,127
                                        ----------  -----------

    EQCC HOME EQUITY LOAN TRUST,
    SER 1998-1, CL A4F
       6.459%, 03/15/21                     1,500        1,547
                                        ----------  -----------

    EQCC HOME EQUITY LOAN TRUST,
    SER 1998-2, CL A4F
       6.326%, 01/15/22                     1,250        1,298
                                        ----------  -----------

TOTAL ASSET-BACKED SECURITIES
(COST $6,585)                                         $  6,838
---------------------------------------------------------------
PREFERRED STOCK -- 3.1%
    SIMON PROPERTY GROUP                   80,000        3,800
                                        ----------  -----------

TOTAL PREFERRED STOCK
(COST $4,032)                                         $  3,800
---------------------------------------------------------------
RELATED PARTY MONEY MARKET PORTFOLIO -- 2.7%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS (C)             3,316,838        3,317
                                        ----------  -----------

TOTAL RELATED MONEY MARKET PORTFOLIO
(COST $3,317)                                         $  3,317
---------------------------------------------------------------

TOTAL INVESTMENTS -- 100.2%
(COST $119,723)                                       $123,300
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.2%)           $   (242)
---------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 11,827,338 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                              123,134
                                                    -----------

PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 354,186 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                3,520
                                                    -----------
UNDISTRIBUTED NET INVESTMENT INCOME                         42
                                                    -----------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS            (7,215)
                                                    -----------
NET UNREALIZED APPRECIATION ON INVESTMENTS               3,577
                                                    -----------
TOTAL NET ASSETS -- 100.0%                            $123,058
---------------------------------------------------------------

--------------------------------------------------------------------------------

  DESCRIPTION                                            VALUE
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS              $10.10
---------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                   $10.11
---------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
     RETAIL CLASS A ($10.11 / 95.50%)                   $10.59
---------------------------------------------------------------
+ This security or a partial position of this security is on loan at October 31, 2001 (see note 6).
(A) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on October 31, 2001.
(B) Security Exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally qualified to institutions.
(C) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as adviser on this portfolio. See also Notes to the Financial Statements.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home
Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association
The accompanying notes are an integral part of the financial statements.


                                           SEMI ANNUAL REPORT / October 31, 2001

50  FIXED INCOME PORTFOLIOS


INCOME PORTFOLIO

[photo omitted]


STEVEN M. GRADOW

PORTFOLIO MANAGER

STEVEN M. GRADOW IS MANAGER OF THE INCOME PORTFOLIO, CO-MANAGER, WITH MS. VOLK, OF THE U.S. GOVERNMENT BOND PORTFOLIO, AND CO-MANAGER, WITH MR. STITH, OF THE INTERMEDIATE FIXED INCOME PORTFOLIO. HE HAS BEEN A MANAGING DIRECTOR OF, AND DIRECTOR OF FIXED INCOME INVESTMENTS FOR, AIA SINCE 1996 AND CO-MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. MR. GRADOW'S EXPERIENCE INCLUDES FIVE YEARS OF FIXED INCOME MANAGEMENT FOR THE PUBLIC EMPLOYEES RETIREMENT SYSTEM OF CALIFORNIA (CALPERS). MR. GRADOW HAS MORE THAN 19 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.

Management Discussion and Analysis
      Strong six month performance for bonds was propelled by the continued weakness of U.S. economic prospects together with the acceleration of a consumer slowdown. The events of September 11 significantly impacted not only consumer behavior, but historically large government fiscal and monetary stimulative actions implemented to avoid a severe recession. The Federal funds rate, now 2%, is at a 40-year low. Similarly, rates on longer-term Treasury securities hit new lows. These conditions contributed significantly to the performance of the highest-quality U.S. government and agency securities. Corporate bonds significantly underperformed for the period, but have begun to recover as the market's aversion to higher-risk bond investments begins to recede.

      Over the period, our focus has been to reduce the overall risk of the Portfolio. We selectively sold corporate bonds in the auto, leisure and brokerage area and reduced the risk profile in long corporate bonds. We focused on the intermediate (7-10 year) area. We have remained underweighted in higher coupon mortgage passthroughs as prepayment concerns remain high. We continue to purchase well-structured CMOs to aid in mitigating the high mortgage prepayments.

      We continue to expect the market to remain volatile, and will expect a more normal pattern of bond returns once the equity market starts to recover. The outlook for 2002 could be bearish for bonds, as unusually low interest rates begin to rise, and as the market begins to price in a recovery later in the year.


October 31, 2001  /   SEMI ANNUAL REPORT

                                                             INCOME PORTFOLIO 51


Performance as of October 31, 2001
(Unaudited)


----------------------------------------------------------------------------------------
                                                        LEHMAN U.S.        LIPPER CORP.
                         INST'L   RETAIL    RETAIL       AGGREGATE          A-RATED DEBT
                          CLASS   CLASS A*  CLASS B*     BOND INDEX       FUNDS OBJECTIVE
----------------------------------------------------------------------------------------
One year total return     13.60%  13.48%    12.66%           14.56%           13.61%
----------------------------------------------------------------------------------------
One year total return
with load                    --     8.40%    7.66%              --               --
----------------------------------------------------------------------------------------
Annualized three year
total return               6.37%    6.26%    5.52%            7.31%            5.89%
----------------------------------------------------------------------------------------
Annualized three year
total return with load       --     4.64%    4.61%              --               --
----------------------------------------------------------------------------------------
Annualized five year
total return               6.99%    6.83%    6.11%            8.03%            6.85%
----------------------------------------------------------------------------------------
Annualized five year
total return with load       --     5.86%    5.79%              --               --
----------------------------------------------------------------------------------------
Annualized total return
inception to date          6.58%    6.29%    5.60%              --               --
----------------------------------------------------------------------------------------
Annualized total return
inception to date with load  --     5.69%    5.60%              --               --
----------------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance. Institutional Class shares were offered beginning July 16, 1993. Retail Class A shares were offered beginning April 12, 1994. Performance for Retail Class A shares with load reflects the deduction of the 4.50% sales charge. Retail Class B shares were offered beginning September 14, 1998. Performance for Retail Class B shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC).

* Performance shown prior to the actual inception date of the Retail Class A and Retail Class B shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Retail Class A and Retail Class B shares, respectively. The Retail Class A and Retail Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 7.02% without load and 6.36% with load. Annualized performance since actual inception for Retail Class B shares is 5.24% without CDSC and 4.37% with CDSC.

  The performance of the Lehman U.S. Aggregate Bond Index does not include operating expenses that are incurred by the Portfolio.



------------------------------------------------
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

36% CORPORATE OBLIGATIONS
28% U.S. TREASURY OBLIGATIONS
19% U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
 6% ASSET-BACKED SECURITIES
 4% U.S. GOVERNMENT AGENCY OBLIGATIONS
 3% YANKEE BONDS
 2% RELATED PARTY MONEY MARKET PORTFOLIO
 1% NON-AGENCY MORTGAGE-BACKED OBLIGATION
 1% PREFERRED STOCK
------------------------------------------------

Statement of Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 29.2%

    U.S. TREASURY BONDS
      10.750%, 08/15/05+                  $15,000     $ 18,930
                                        ----------  -----------
       6.250%, 05/15/30                     2,350        2,801
                                        ----------  -----------
       6.125%, 08/15/29+                    6,000        6,977
                                        ----------  -----------
       6.000%, 02/15/26+                    3,000        3,371

    U.S. TREASURY NOTES
       7.875%, 11/15/04+                   15,000       17,106
                                        ----------  -----------
       6.750%, 05/15/05+                   10,000       11,178
                                        ----------  -----------
       6.500%, 02/15/10+                   13,000       15,087
                                        ----------  -----------
       5.750%, 08/15/10+                    3,000        3,332
                                        ----------  -----------
       5.000%, 02/15/11+                   16,000       16,887
                                        ----------  -----------
       5.000%, 08/15/11+                   13,400       14,178
                                        ----------  -----------

TOTAL U.S. TREASURY OBLIGATIONS
(COST $101,565)                                       $109,847
---------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.2%

    FHLMC
       5.875%, 03/21/11                    12,000       12,634
                                        ----------  -----------
       5.250%, 01/15/06                     3,000        3,159
                                        ----------  -----------

    FHLMC, GTD
       9.000%, 09/15/08                         9           10
                                        ----------  -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $14,660)                                        $ 15,803
---------------------------------------------------------------


                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-
  BACKED OBLIGATIONS -- 19.3%

    FHLMC
      14.750%, 03/01/10                   $    12     $     14
                                        ----------  -----------
       8.500%, 11/01/01                         1            1
                                        ----------  -----------
       8.500%, 09/01/26                       448          479
                                        ----------  -----------
       8.000%, 01/01/08                        27           28
                                        ----------  -----------

    FHLMC, REMIC
       6.500%, 05/15/30                    12,000       12,305
                                        ----------  -----------
       6.500%, 06/15/30                    10,000       10,194
                                        ----------  -----------

    FNMA
       7.000%, 02/01/26                     1,686        1,770
                                        ----------  -----------
       7.000%, 03/01/29                     1,180        1,235
                                        ----------  -----------

    FNMA (A)
       6.500%, 11/01/31                    16,000       16,455
                                        ----------  -----------

    FNMA, REMIC
       9.750%, 09/25/18                       173          189
                                        ----------  -----------
       6.000%, 07/18/26+                   10,732       10,991
                                        ----------  -----------
       6.000%, 09/18/26                     5,000        5,193
                                        ----------  -----------

    GNMA
       7.500%, 05/15/22                       301          319
                                        ----------  -----------
       7.500%, 10/15/23                     1,569        1,662
                                        ----------  -----------
       7.500%, 12/15/23                       760          806
                                        ----------  -----------
       7.500%, 05/15/24                     1,488        1,574
                                        ----------  -----------
       7.500%, 10/15/24                     1,193        1,261
                                        ----------  -----------
       7.000%, 02/15/24                     2,092        2,196
                                        ----------  -----------
       7.000%, 05/15/24                     4,346        4,562
                                        ----------  -----------
       7.000%, 09/20/25                       827          865
                                        ----------  -----------

    GNMA, REMIC
       7.750%, 06/16/20                       498          501
                                        ----------  -----------

    SLMA, REMIC (B)
       2.839%, 07/25/06                         6            6
                                        ----------  -----------

TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED OBLIGATIONS
(COST $70,670)                                        $ 72,606
---------------------------------------------------------------

CORPORATE OBLIGATIONS -- 39.9%


    BANKS -- 4.7%

    ABBEY NATIONAL CAPITAL TRUST I
       8.963%, 12/29/49                     2,000        2,361
                                        ----------  -----------

    BANK OF NEW YORK (C)
       7.780%, 12/01/26                     1,500        1,573
                                        ----------  -----------

    BANKAMERICA (C)
       8.070%, 12/31/26                     2,500        2,647
                                        ----------  -----------

--------------------------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    CRESTAR CAPITAL TRUST I
       8.160%, 12/15/26                   $ 3,500     $  3,640
                                        ----------  -----------

    MELLON CAPITAL I, SER A
       7.720%, 12/01/26                     2,500        2,625
                                        ----------  -----------

    PNC FUNDING (B)
       3.899%, 08/01/03                     5,000        5,000
                                        ----------  -----------

    TOTAL BANKS                                       $ 17,846
---------------------------------------------------------------


    ENERGY & POWER -- 1.9%

    CALPINE
       8.500%, 02/15/11                     5,000        5,031
                                        ----------  -----------

    EL PASO ENERGY, MTN
       6.950%, 12/15/07                     2,000        2,092
                                        ----------  -----------

    TOTAL ENERGY & POWER                              $  7,123
---------------------------------------------------------------


    ENTERTAINMENT -- 4.1%

    COMCAST CABLEVISION COMMUNICATIONS
       8.875%, 05/01/17                     2,000        2,420
                                        ----------  -----------
       8.375%, 05/01/07                     2,750        3,121
                                        ----------  -----------

    CSC HOLDINGS
       7.875%, 02/15/18                     2,500        2,397
                                        ----------  -----------

    CSC HOLDINGS, SER B
       8.125%, 07/15/09                     1,000        1,051
                                        ----------  -----------

    TIME WARNER ENTERTAINMENT
       8.375%, 03/15/23                     5,700        6,411
                                        ----------  -----------

    TOTAL ENTERTAINMENT                               $ 15,400
---------------------------------------------------------------


    FINANCIAL SERVICES -- 6.6%

    CIT GROUP, SER B
       6.875%, 02/16/05                     3,500        3,754
                                        ----------  -----------

    FORD MOTOR CREDIT
       6.875%, 02/01/06                     5,500        5,630
                                        ----------  -----------

    FORD MOTOR CREDIT (B)
       3.879%, 08/01/02                     5,000        4,967
                                        ----------  -----------

    GOLDEN STATE BANCORP
       7.125%, 08/01/05                     2,000        2,038
                                        ----------  -----------
       7.000%, 08/01/03                     4,500        4,601
                                        ----------  -----------

    HOUSEHOLD FINANCE
       6.375%, 10/15/11                     3,900        3,960
                                        ----------  -----------

    TOTAL FINANCIAL SERVICES                          $ 24,950
---------------------------------------------------------------

October 31, 2001  /   SEMI ANNUAL REPORT

                                                 INCOME PORTFOLIO (CONTINUED) 53



--------------------------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    GAS/NATURAL GAS -- 0.8%

    CONSOLIDATED NATURAL GAS, SER C
       6.250%, 11/01/11                   $ 3,000     $  3,061
                                        ----------  -----------

    TOTAL GAS/NATURAL GAS                             $  3,061
---------------------------------------------------------------


    PETROLEUM & FUEL PRODUCTS -- 2.4%

    ANADARKO PETROLEUM
       7.200%, 03/15/29                     3,800        3,819
                                        ----------  -----------

    NORSK HYDRO, SER B
       9.125%, 07/15/14                     1,000        1,273
                                        ----------  -----------

    TENNESSEE GAS PIPELINE
       7.000%, 10/15/28                     4,000        3,819
                                        ----------  -----------

    TOTAL PETROLEUM & FUEL PRODUCTS                   $  8,911
---------------------------------------------------------------


    RAILROADS -- 1.5%

    UNION PACIFIC
       7.600%, 05/01/05                     3,000        3,285
                                        ----------  -----------
       7.375%, 09/15/09                     2,000        2,190
                                        ----------  -----------

    TOTAL RAILROADS                                   $  5,475
---------------------------------------------------------------


    REAL ESTATE INVESTMENT TRUSTS -- 2.1%

    ROUSE
       8.500%, 01/15/03                     3,800        3,952
                                        ----------  -----------

    SUSA PARTNERSHIP
       7.125%, 11/01/03                     3,600        3,753
                                        ----------  -----------

    TOTAL REAL ESTATE INVESTMENT TRUSTS               $  7,705
---------------------------------------------------------------


    RETAIL -- 0.5%

    DILLARD'S
       5.790%, 11/15/01                     2,000        2,000
                                        ----------  -----------

    TOTAL RETAIL                                      $  2,000
---------------------------------------------------------------


    SECURITY BROKERS & DEALERS -- 5.3%

    GOLDMAN SACHS GROUP, MTN, SER 1 (B)
       2.880%, 09/30/02                     8,000        8,002
                                        ----------  -----------

    LEHMAN BROTHERS HOLDINGS, MTN,
    SER F (B)
       3.230%, 07/15/02                     1,400        1,406
                                        ----------  -----------

    MERRILL LYNCH, MTN, SER B (B)
       2.990%, 06/23/03                     5,000        5,001
                                        ----------  -----------

    SALOMON SMITH BARNEY HOLDINGS
       6.500%, 02/15/08                     5,000        5,350
                                        ----------  -----------

    TOTAL SECURITY BROKERS & DEALERS                  $ 19,759
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    TELEPHONES & TELECOMMUNICATIONS -- 6.4%

    QWEST COMMUNICATIONS INTERNATIONAL,
    SER B
       7.250%, 11/01/08                   $ 5,000     $  5,237
                                        ----------  -----------

    SPRINT CAPITAL
       7.625%, 01/30/11                     6,450        6,837
                                        ----------  -----------

    SPRINT CAPITAL, MTN
       7.625%, 06/10/02                     5,000        5,143
                                        ----------  -----------

    WORLDCOM (B)
       3.743%, 11/26/01                     7,000        7,004
                                        ----------  -----------

    TOTAL TELEPHONES & TELECOMMUNICATIONS             $ 24,221
---------------------------------------------------------------


    TRANSPORTATION SERVICES -- 0.5%

    FEDEX (C)
       7.250%, 02/15/11                     2,000        1,970
                                        ----------  -----------

    TOTAL TRANSPORTATION SERVICES                     $  1,970
---------------------------------------------------------------


    YANKEE BONDS -- 3.1%

    AT&T CANADA
       7.650%, 09/15/06+                    5,000        3,263
                                        ----------  -----------

    CANADIAN NATIONAL RAILWAY
       6.450%, 07/15/06                     2,000        2,118
                                        ----------  -----------

    DEUTSCHE AUSGLEICHSBANK
       7.000%, 06/23/05                       250          277
                                        ----------  -----------

    HUSKY OIL
       7.550%, 11/15/16                     2,100        2,174
                                        ----------  -----------

    PROVINCE OF ONTARIO
       7.375%, 01/27/03                       250          264
                                        ----------  -----------

    ROYAL CARIBBEAN CRUISES
       7.250%, 08/15/06                     4,775        3,581
                                        ----------  -----------

    TOTAL YANKEE BONDS                                $ 11,677
---------------------------------------------------------------

TOTAL CORPORATE OBLIGATIONS
(COST $149,151)                                       $150,098
---------------------------------------------------------------

ASSET-BACKED SECURITIES -- 6.0%

    CHASE FUNDING MORTGAGE LOAN,
    SER 2000-1, CL IA3
       7.674%, 10/25/19                     4,500        4,825
                                        ----------  -----------

    CITIBANK CREDIT CARD MASTER
    TRUST I, SER 1998-9, CL A
       5.300%, 01/09/06                     2,000        2,088
                                        ----------  -----------

    CONTIMORTGAGE HOME EQUITY LOAN
    TRUST, SER 1998-1, CL A6
       6.580%, 12/15/18                     3,000        3,127
                                        ----------  -----------

    L.A. ARENA FUNDING, SER 1, CL A
       7.656%, 12/15/26                     2,000        2,160
                                        ----------  -----------



                                           SEMI ANNUAL REPORT / October 31, 2001

54   INCOME PORTFOLIO (CONCLUDED)


---------------------------------------------------------------

  DESCRIPTION                                     VALUE (000)
---------------------------------------------------------------

    RESIDENTIAL ASSET SECURITIES,
    SER 2000-KS2, CL AI2
       7.575%, 04/25/21                    $1,500     $  1,533
                                        ----------  -----------

    RESIDENTIAL FUNDING MORTGAGE
    SECURITIES II, SER 2001-HS1, CL A3
       5.940%, 01/25/16                     4,000        4,171
                                        ----------  -----------

    THE MONEY STORE HOME EQUITY TRUST,
    SER 1997-D, CL AF5
       6.555%, 12/15/38                     4,350        4,582
                                        ----------  -----------

TOTAL ASSET-BACKED SECURITIES
(COST $21,363)                                       $  22,486
---------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 1.7%

    COUNTRYWIDE FUNDING, SER 1994-4, CL A12
       6.950%, 04/25/24                     5,452        5,624
                                        ----------  -----------

    HSBC MORTGAGE LOAN TRUST,
    SER 2000-HSB1, CL A2
       7.110%, 12/16/30                       611          610
                                        ----------  -----------

TOTAL NON-AGENCY MORTGAGE-BACKED
OBLIGATIONS
(COST $6,038)                                         $  6,234
---------------------------------------------------------------

PREFERRED STOCK -- 1.1%
    SIMON PROPERTY GROUP                   90,000        4,275
                                        ----------  -----------

TOTAL PREFERRED STOCK
(COST $4,573)                                         $  4,275
---------------------------------------------------------------

RELATED PARTY MONEY MARKET PORTFOLIO -- 1.7%
    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS (D)             6,452,305        6,452
                                        ----------  -----------

TOTAL RELATED MONEY MARKET PORTFOLIO
(COST $6,452)                                         $  6,452
---------------------------------------------------------------

TOTAL INVESTMENTS -- 103.1%
(COST $374,472)                                       $387,801

OTHER ASSETS AND LIABILITIES, NET -- (3.1%)           $(11,597)
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                  SHARES/PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 35,028,823 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                             $348,549
                                                    -----------

PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 1,012,639 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               15,356
                                                    -----------
PORTFOLIO SHARES OF RETAIL CLASS B
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 104,170 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                1,047
                                                    -----------
UNDISTRIBUTED NET INVESTMENT INCOME                         47
                                                    -----------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS            (2,124)
                                                    -----------
NET UNREALIZED APPRECIATION ON INVESTMENTS              13,329
                                                    -----------
TOTAL NET ASSETS -- 100.0%                             $376,204
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS              $10.40
---------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION
    PRICE PER SHAR -- RETAIL CLASS A                    $10.53
---------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($10.53 / 95.50%)                    $11.03
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS B                   $10.40
---------------------------------------------------------------
+ This security or a partial position of this security is on loan at October 31, 2001 (see note 6).
(A) When Issued Security (total cost $16,292,500)
(B) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on October 31, 2001.
(C) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally qualified to institutional investors.
(D) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as adviser on this portfolio. See also Notes to the Financial Statements.
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GTD -- Guaranteed Mortgage Certificate
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association
The accompanying notes are an integral part of the financial statements.


October 31, 2001  /   SEMI ANNUAL REPORT

                                                            EQUITY PORTFOLIOS 55


                                     Equity
                                   Portfolios


SIMPLY STATED, OUR INVESTMENT MANAGEMENT PHILOSOPHY FOR THE EQUITY PORTFOLIOS IS QUALITY FOR THE LONG TERM. WE LOOK FOR SUPERIOR BUSINESSES THAT ARE REASONABLY PRICED, BECAUSE OVER THE LONG HAUL, EXPERIENCE HAS SHOWN THE BENEFITS OF BUYING A QUALITY COMPANY AT A FAIR PRICE, VERSUS A FAIR BUSINESS AT A BARGAIN PRICE.

IN THEIR RESEARCH, OUR PORTFOLIO MANAGERS LOOK FOR BUSINESSES THAT DEMONSTRATE FASTER-THAN-AVERAGE GROWTH, STRONG CASH FLOWS, AND RETURNS ON CAPITAL IN EXCESS OF THE COST OF CAPITAL.

WE LOOK FOR HIGH-QUALITY COMPANIES AND USE A BOTTOM-UP STOCK SELECTION PROCESS WITH STRICT CRITERIA. WE SELECT THE STOCKS OF COMPANIES THAT DEMONSTRATE SUPERIOR SALES, CASH FLOW, AND EARNINGS GROWTH RATES, AND THAT OPERATE IN A DYNAMIC MARKET AND INDUSTRY. WE ALSO LOOK FOR STRONG BALANCE SHEETS AND CAPABLE, SHAREHOLDER-ORIENTED MANAGEMENT. WE LIKE COMPANIES THAT CAN EARN RETURNS ON CAPITAL IN EXCESS OF THEIR COST OF CAPITAL.

WE BELIEVE HISTORY HAS BECOME A LESS-THAN-ACCURATE PREDICTOR OF THE FUTURE; THUS, WE PLACE GREATER EMPHASIS ON MEETING WITH MANAGEMENT TO ASSESS EACH COMPANY'S FUTURE. INCREASINGLY IMPORTANT IS THE TEAMING OF STRONG FINANCIALS WITH ENLIGHTENED CORPORATE LEADERSHIP, A COMBINATION NECESSARY TO THRIVE IN TODAY'S HIGHLY COMPETITIVE, RAPIDLY EVOLVING BUSINESS ENVIRONMENT. OUR TEAM OF PROFESSIONALS, WHICH INCLUDES ALL OF OUR PORTFOLIO MANAGERS, SEARCHES FOR THE BEST COMPANIES BASED ON OUR SPECIFIC SCREENING CRITERIA.

NEXT, WE ASSESS FUTURE EARNINGS PROSPECTS TO IDENTIFY THE COMPANIES THAT CAN CONTINUE TO GENERATE SUPERIOR SALES AND PROFIT GROWTH. WE EXAMINE INDUSTRY DYNAMICS, THE COMPANIES' RELATIVE POSITIONS, COST STRUCTURES, MARGIN TRENDS, AND MANAGEMENT PLANS. FINALLY, WE ASSESS EACH COMPANY'S CURRENT STOCK VALUATION RELATIVE TO FUTURE EARNINGS STREAM AGAINST HISTORY, COMPETITORS, AND THE S&P 500.

WE REVIEW A PORTFOLIO HOLDING FOR SALE UNDER THE FOLLOWING CIRCUMSTANCES: WHEN THE PRICE OBJECTIVE IS ACHIEVED, WHEN FUNDAMENTALS DETERIORATE AND MAKE THE ACHIEVEMENT OF OBJECTIVES UNLIKELY, WHEN THE STOCK UNDERPERFORMS THE S&P 500 BY 20 PERCENT OR MORE ON A RELATIVE BASIS, AND WHEN A MORE ATTRACTIVE OPPORTUNITY PRESENTS ITSELF.

56  EQUITY PORTFOLIOS


BALANCED PORTFOLIO

[photo omitted]
CHARLES E. KNUDSEN III, CFA

PORTFOLIO MANAGER

CHARLES E. KNUDSEN III IS MANAGER OF THE BALANCED PORTFOLIO. MR. KNUDSEN IS A MANAGING DIRECTOR OF AIA AND HAS BEEN A PORTFOLIO MANAGER SINCE 1996. HE FOLLOWS SEVERAL EQUITY INDUSTRY GROUPS. IN ADDITION, HE IS A SENIOR PORTFOLIO MANAGER FOR KEY, TAX-FREE INSTITUTIONAL ACCOUNTS, INCLUDING PENSION AND PROFIT-SHARING PLANS, FOUNDATIONS, AND ENDOWMENTS. HE HAS MORE THAN 15 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE WITH ALLFIRST, AND IS A CHARTERED FINANCIAL ANALYST.

Management Discussion and Analysis
      Americans will remember the tragic, horrific events of September 11 that shook all of us. Although the shock from these events has transformed into resolve and determination, the damage has been done to the economy and the stock market. How the "attack" impacts consumer and business confidence will add to an already murky outlook for economic growth and company earnings. Increased uncertainty almost always equates to volatility and falling stock prices. The S&P 500 Composite Index ended the last six months down 15%, with most of the decline occurring in August and September. Not long ago, Federal Reserve Chairman Alan Greenspan characterized the stock market as being driven by "irrational exuberance!" Now, it's almost the opposite. The S&P 500 and the Nasdaq Composite Indexes are down 25% and 50%, respectively, over the past year. The stock market "bubble" has been almost wiped out. In fact, for the past four years, bonds and money market funds have outperformed stocks! And over the past six months, the bond market was up nearly 8%.

      Certainly, the President, Congress, and the Federal Reserve have acted aggressively to try to soften the blow and revive the economy. Their efforts will likely be successful, but not until at least the second quarter of 2002. The difficulty is that stock prices will move before, not coincident with, a turn in the economy. In fact, stocks have already begun to anticipate such a recovery even though the evidence may not appear for several months. Whether or not the market will look through bad news that may still be ahead is unclear, although stocks have certainly been resilient lately.

      Given the uncertainty, we have positioned the Portfolio in a "neutral" posture, meaning an equity allocation of about 60%, and a bond allocation of about 35%. The Portfolio's diversification, particularly its bond holdings, helped it somewhat weather the turmoil in the equity markets. Should we become more confident of an improving outlook, we can increase the equity position. For the past few months, our sector allocation has emphasized more stable companies in the consumer staple and healthcare sectors. New holdings include Procter & Gamble, American Home Products, and Duke Energy. We further trimmed technology holdings, as well as some positions in the media sector, due to an unprecedented drop in overall advertising spending. Interestingly, stocks that performed relatively well came from a variety of industries -- consumer-related (Procter & Gamble, Pepsico and Ralston Purina) and healthcare (Guidant, Bristol-Myers Squibb and Genentech). Some technology companies also did well (Cadence Design and Motorola) while others did not (Corning, Williams Communication Group). The Portfolio's energy service holdings also underperformed.

      We are looking for opportunities to shift into sectors and companies that will benefit most from a bounce in the economy and in corporate profits. We expect this transformation to take place over the next quarter or so. Most important, we remain confident in the long-term outlook for our economy and for its global companies.



October 31, 2001  /   SEMI ANNUAL REPORT

                                                           BALANCED PORTFOLIO 57


Performance as of October 31, 2001
(Unaudited)

--------------------------------------------------------------------------------------------------
                                                                                        LIPPER
                                                      S&P 500    LEHMAN U.S   60/40     BALANCED
                        INST' L  RETAIL    RETAIL    COMPOSITE    AGGREGATE    HYBRID     FUNDS
                        CLASS    CLASS A*  CLASS B*    INDEX      BOND INDEX    **      OBJECTIVE

One year total return     -14.10% -14.12%  -14.78%       -24.90%   14.56%    -10.56%     -9.70%
--------------------------------------------------------------------------------------------------
One year total return
with load                     --  -18.19%  -18.72%           --       --         --         --
--------------------------------------------------------------------------------------------------
Annualized three year
total return                7.16%   7.07%    6.26%         0.04%    7.31%      3.25%      2.91%
--------------------------------------------------------------------------------------------------
Annualized three year
total return with load        --    5.35%    5.37%           --       --         --         --
--------------------------------------------------------------------------------------------------
Annualized five year
total return               11.52%  11.35%   10.26%        10.04%    8.03%      9.65%      7.38%
--------------------------------------------------------------------------------------------------
Annualized five year
total return with load        --   10.28%    9.99%           --       --         --         --
--------------------------------------------------------------------------------------------------
Annualized total return
inception to date          10.33%   9.98%    9.10%           --       --         --         --
--------------------------------------------------------------------------------------------------
Annualized total return
inception to date with load   --    9.34%    9.10%           --       --         --         --
--------------------------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.

Institutional Class shares were offered beginning July 16, 1993. Retail Class
  A shares were offered beginning March 9, 1994. Performance for the Retail Class A shares with load reflects the deduction of the 4.75% sales charge. Retail Class B shares were offered beginning September 14, 1998. Performance for Retail Class B shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC).

* Performance shown prior to the actual inception date of the Retail Class A and Retail Class B shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Retail Class A and Retail Class B shares, respectively. The Retail Class A andRetail Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 9.91% without load and 9.21% with load. Annualized performance since actual inception for Retail Class B shares is 7.56% without CDSC and 6.73% with CDSC. The performance of the S&P 500 Composite Index, and Lehman U.S. Aggregate Bond Index does not include operating expenses that are incurred by the Portfolio.

**Benchmark is comprised of two unmanaged indexes, weighted 60% S&P 500
  Composite Index and 40% Lehman U.S. Aggregate Bond Index. The Portfolio uses a blended index as a comparison index because it is better suited to the Portfolio's objective.

-----------------------------------------------
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

58% COMMON STOCK
10% CORPORATE OBLIGATIONS
 8% RELATED PARTY MONEY MARKET PORTFOLIO
 8% U.S. TREASURY OBLIGATIONS
 7% U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
 4% U.S. GOVERNMNET AGENCY OBLIGATIONS
 2% ASSET-BACKED SECURITIES
 2% YANKEE BONDS
 1% NON-AGENCY MORTGAGE-BACKED OBLIGATIONS
-----------------------------------------------

Statement of Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                                         MARKET
  DESCRIPTION                              SHARES   VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 57.7%

    AUTOMOTIVE -- 1.5%
    GENTEX*                                75,000     $  1,785
                                        ----------  -----------
    LEAR*                                 100,000        3,070
                                        ----------  -----------
    TOTAL AUTOMOTIVE                                  $  4,855
---------------------------------------------------------------


    BANKS -- 5.0%
    FLEETBOSTON FINANCIAL                  85,000        2,793
                                        ----------  -----------
    JP MORGAN CHASE                       121,550        4,298
                                        ----------  -----------
    US BANCORP                            200,000        3,556
                                        ----------  -----------
    WELLS FARGO                           129,375        5,110
                                        ----------  -----------

    TOTAL BANKS                                       $ 15,757
---------------------------------------------------------------


    BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.4%
    INTERPUBLIC GROUP                      60,000        1,347
                                        ----------  -----------

    TOTAL BROADCASTING,
    NEWSPAPERS & ADVERTISING                          $  1,347
---------------------------------------------------------------


    BUILDING & CONSTRUCTION -- 1.7%
    CEMEX, ADR                            150,000        3,450
                                        ----------  -----------
    MASCO                                 100,000        1,983
                                        ----------  -----------
    TOTAL BUILDING & CONSTRUCTION                     $  5,433
---------------------------------------------------------------


    COMMUNICATIONS EQUIPMENT -- 2.3%
    LUCENT TECHNOLOGIES                   390,000        2,613
                                        ----------  -----------
    MOTOROLA                              133,500        2,185
                                        ----------  -----------
    QUALCOMM*                              50,000        2,456
                                        ----------  -----------
    TOTAL COMMUNICATIONS EQUIPMENT                    $  7,254
---------------------------------------------------------------


                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                                         MARKET
  DESCRIPTION                               SHARES   VALUE (000)
--------------------------------------------------------------------------------

    COMPUTER SOFTWARE -- 1.2%
    MICROSOFT*                             40,400     $  2,349
                                        ----------  -----------
    VERITAS SOFTWARE*                      45,000        1,277
                                        ----------  -----------

    TOTAL COMPUTER SOFTWARE                           $  3,626
---------------------------------------------------------------


    COMPUTERS & SERVICES -- 4.4%
    CADENCE DESIGN SYSTEMS*               170,000        3,594
                                        ----------  -----------
    CELESTICA*                             40,000        1,373
                                        ----------  -----------
    INTERNATIONAL BUSINESS MACHINES        30,000        3,242
                                        ----------  -----------
    JABIL CIRCUIT*                        144,100        3,055
                                        ----------  -----------
    MENTOR GRAPHICS*                      140,000        2,654
                                        ----------  -----------
    TOTAL COMPUTERS & SERVICES                        $ 13,918
---------------------------------------------------------------

    DIVERSIFIED OPERATIONS -- 4.1%
    GENERAL ELECTRIC                      155,400        5,658
                                        ----------  -----------
    HONEYWELL INTERNATIONAL                60,000        1,773
                                        ----------  -----------
    TYCO INTERNATIONAL                    115,000        5,651
                                        ----------  -----------

    TOTAL DIVERSIFIED OPERATIONS                      $ 13,082
---------------------------------------------------------------


    DRUGS -- 7.1%
    ABBOTT LABORATORIES                    50,000        2,649
                                        ----------  -----------
    AMERICAN HOME PRODUCTS                 50,000        2,792
                                        ----------  -----------
    BRISTOL-MYERS SQUIBB                  130,000        6,949
                                        ----------  -----------
    ELI LILLY                               8,420          644
                                        ----------  -----------
    GENENTECH*                             50,000        2,613
                                        ----------  -----------
    PFIZER                                165,000        6,914
                                        ----------  -----------

    TOTAL DRUGS                                       $ 22,561
---------------------------------------------------------------


    ELECTRICAL SERVICES -- 0.6%
    DUKE ENERGY                            45,000        1,728
                                        ----------  -----------

    TOTAL ELECTRICAL SERVICES                         $  1,728
---------------------------------------------------------------


    ENTERTAINMENT -- 2.1%
    AOL TIME WARNER*                      160,000        4,994
                                        ----------  -----------
    LIBERTY MEDIA, CL A*                  150,668        1,761
                                        ----------  -----------

    TOTAL ENTERTAINMENT                               $  6,755
---------------------------------------------------------------


    FINANCIAL SERVICES -- 2.2%
    CITIGROUP                              70,000        3,186
                                        ----------  -----------
    FREDDIE MAC                            35,000        2,374
                                        ----------  -----------
    WADDELL & REED FINANCIAL, CL A         60,000        1,529
                                        ----------  -----------
    TOTAL FINANCIAL SERVICES                          $  7,089
---------------------------------------------------------------


    FOOD, BEVERAGE & TOBACCO -- 5.1%
    KRAFT FOODS, CL A                      80,000        2,700
---------------------------------------------------------------
    PEPSICO                               142,100        6,922
                                        ----------  -----------
    RALSTON PURINA GROUP                  200,000        6,558
                                        ----------  -----------
    TOTAL FOOD, BEVERAGE & TOBACCO                    $ 16,180
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         MARKET
  DESCRIPTION                               SHARES  VALUE (000)
--------------------------------------------------------------------------------

    HOUSEHOLD PRODUCTS -- 2.1%
    DIAL                                  150,000     $  2,502
                                        ----------  -----------
    PROCTER & GAMBLE                       55,000        4,058
                                        ----------  -----------
    TOTAL HOUSEHOLD PRODUCTS                          $  6,560
---------------------------------------------------------------


    INSURANCE -- 1.2%
    AMERICAN INTERNATIONAL GROUP           50,000        3,930
                                        ----------  -----------

    TOTAL INSURANCE                                   $  3,930
---------------------------------------------------------------


    MEASURING DEVICES -- 0.3%
    AGILENT TECHNOLOGIES*                  40,000          891
                                        ----------  -----------

    TOTAL MEASURING DEVICES                           $    891
---------------------------------------------------------------


    MEDICAL PRODUCTS & SERVICES -- 1.5%
    GUIDANT*                               70,400        2,922
                                        ----------  -----------
    JOHNSON & JOHNSON                      30,000        1,737
                                        ----------  -----------
    TOTAL MEDICAL PRODUCTS & SERVICES                 $  4,659
---------------------------------------------------------------


    MISCELLANEOUS BUSINESS SERVICES-- 1.9%
    CONVERGYS*                             70,000        1,967
                                        ----------  -----------
    FIRST DATA                             36,700        2,480
                                        ----------  -----------
    TMP WORLDWIDE*                         50,000        1,493
                                        ----------  -----------
    TOTAL MISCELLANEOUS BUSINESS SERVICES             $  5,940
---------------------------------------------------------------


    PAPER & PAPER PRODUCTS -- 0.9%
    SMURFIT-STONE CONTAINER*              200,000        2,962
                                        ----------  -----------

    TOTAL PAPER & PAPER PRODUCTS                      $  2,962
---------------------------------------------------------------


    PETROLEUM & FUEL PRODUCTS -- 1.8%
    SMITH INTERNATIONAL*                   80,000        3,784
                                        ----------  -----------
    WEATHERFORD INTERNATIONAL*             60,000        2,054
                                        ----------  -----------
    TOTAL PETROLEUM & FUEL PRODUCTS                   $  5,838
---------------------------------------------------------------


    REAL ESTATE -- 0.4%
    GETTY REALTY                           65,000        1,114
                                        ----------  -----------

    TOTAL REAL ESTATE                                 $  1,114
---------------------------------------------------------------


    RETAIL -- 5.1%
    BRINKER INTERNATIONAL*                 25,000          635
                                        ----------  -----------
    CVS                                    60,000        1,434
                                        ----------  -----------
    HOME DEPOT                             82,600        3,158
                                        ----------  -----------
    LOWE'S                                100,000        3,410
                                        ----------  -----------
    STAPLES*                              150,000        2,187
                                        ----------  -----------
    TARGET                                101,400        3,159
                                        ----------  -----------
    WAL-MART STORES                        42,000        2,159
                                        ----------  -----------
    TOTAL RETAIL                                      $ 16,142
---------------------------------------------------------------


October 31, 2001  /   SEMI ANNUAL REPORT

                                               BALANCED PORTFOLIO (CONTINUED) 59



--------------------------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    SECURITY BROKERS & DEALERS -- 1.5%
    MERRILL LYNCH                          50,000     $  2,186
                                        ----------  -----------
    MORGAN STANLEY DEAN WITTER             55,000        2,691
                                        ----------  -----------
    TOTAL SECURITY BROKERS & DEALERS                  $  4,877
---------------------------------------------------------------


    SEMI-CONDUCTORS/INSTRUMENTS -- 1.1%
    INTEL                                  75,400        1,841
                                        ----------  -----------
    TEXAS INSTRUMENTS                      60,000        1,679
                                        ----------  -----------
    TOTAL SEMI-CONDUCTORS/INSTRUMENTS                 $  3,520
---------------------------------------------------------------


    TELEPHONES & TELECOMMUNICATIONS-- 2.2%
    ALLTEL                                 62,000        3,543
                                        ----------  -----------
    CORNING                               130,000        1,048
                                        ----------  -----------
    WILLIAMS COMMUNICATIONS GROUP*      1,500,000        2,505
                                        ----------  -----------
    TOTAL TELEPHONES & TELECOMMUNICATIONS             $  7,096
---------------------------------------------------------------

TOTAL COMMON STOCK
(COST $206,279)                                       $183,114
---------------------------------------------------------------

PREFERRED STOCK -- 0.3%
    SIMON PROPERTY GROUP                   20,000          950
                                        ----------  -----------

TOTAL PREFERRED STOCK
(COST $939)                                           $    950
---------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 8.1%

    U.S. TREASURY BONDS
       8.000%, 11/15/21                    $  500          685
                                        ----------  -----------
       6.250%, 05/15/30                       500          596
                                        ----------  -----------
       6.125%, 08/15/29                     2,000        2,326
                                        ----------  -----------
       6.000%, 02/15/26                     4,000        4,494
                                        ----------  -----------
    U.S. TREASURY NOTES
       7.500%, 02/15/05                     3,500        3,981
                                        ----------  -----------
       7.000%, 07/15/06                     2,500        2,866
                                        ----------  -----------
       6.625%, 05/15/07                     2,000        2,284
                                        ----------  -----------
       5.500%, 03/31/03                     4,000        4,183
                                        ----------  -----------
       5.000%, 02/15/11                     1,350        1,425
                                        ----------  -----------
       5.000%, 08/15/11                     2,585        2,735
                                        ----------  -----------

TOTAL U.S. TREASURY OBLIGATIONS
(COST $23,542)                                        $ 25,575
---------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.2%

    FHLB
       5.505%, 12/20/04                     5,000        5,023
                                        ----------  -----------

    FHLMC
       5.875%, 03/21/11                     4,000        4,211
                                        ----------  -----------
       5.250%, 01/15/06                     2,000        2,106
                                        ----------  -----------

    FNMA
       6.000%, 05/15/08                     1,750        1,905
                                        ----------  -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $12,635)                                        $ 13,245
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                 SHARES/PRINCIPAL      MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED OBLIGATIONS -- 6.7%

    FHLMC
      11.000%, 01/01/16                    $   57     $     65
                                        ----------  -----------
       9.000%, 11/01/01                         3            3
                                        ----------  -----------
       8.500%, 11/01/01                         1            1
                                        ----------  -----------
       8.500%, 09/01/26                        50           53
                                        ----------  -----------
       6.500%, 04/01/08                       498          523
                                        ----------  -----------
       6.500%, 05/15/30                     1,325        1,379
                                        ----------  -----------

    FNMA
       8.000%, 12/01/08                       156          165
                                        ----------  -----------
       7.500%, 01/01/30                     1,142        1,202
                                        ----------  -----------
       7.500%, 03/01/30                     2,058        2,157
                                        ----------  -----------
       7.500%, 04/01/30                     1,579        1,654
                                        ----------  -----------
       7.000%, 02/01/07                       122          128
                                        ----------  -----------
       7.000%, 12/01/25                       457          480
                                        ----------  -----------
       7.000%, 02/01/26                     1,425        1,495
                                        ----------  -----------
    FNMA, REMIC
       9.750%, 09/25/18                        58           63
                                        ----------  -----------
       6.000%, 09/18/26                     5,000        5,193
                                        ----------  -----------

    GNMA
       7.500%, 10/15/23                     1,412        1,496
                                        ----------  -----------
       7.500%, 12/15/23                       506          536
                                        ----------  -----------
       7.000%, 02/15/24                     1,194        1,253
                                        ----------  -----------
       7.000%, 05/15/24                     2,607        2,737
                                        ----------  -----------
       7.000%, 09/20/25                       620          649
                                        ----------  -----------
    GNMA, REMIC
       7.750%, 06/16/20                       149          150
                                        ----------  -----------

TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED OBLIGATIONS
(COST $20,303)                                        $ 21,382
---------------------------------------------------------------

CORPORATE OBLIGATIONS -- 11.3%


    BANKS -- 1.3%

    BANK OF NEW YORK (A)
       7.780%, 12/01/26                       500          524
                                        ----------  -----------

    CRESTAR CAPITAL TRUST I
       8.160%, 12/15/26                       800          832
                                        ----------  -----------

    MELLON CAPITAL I, SER A
       7.720%, 12/01/26                       600          630
                                        ----------  -----------

    MELLON CAPITAL II, SER B
       7.995%, 01/15/27                       500          537
                                        ----------  -----------


                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                         PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    PNC FUNDING
       7.500%, 11/01/09                    $1,500     $  1,659
                                        ----------  -----------

    TOTAL BANKS                                       $  4,182
---------------------------------------------------------------


    ENERGY & POWER -- 0.6%

    CALPINE
       8.500%, 02/15/11                     1,775        1,786
                                        ----------  -----------

    TOTAL ENERGY & POWER                              $  1,786
---------------------------------------------------------------


    ENTERTAINMENT -- 1.6%

    COMCAST CABLEVISION COMMUNICATIONS
       8.375%, 05/01/07                     1,000        1,135
                                        ----------  -----------
       8.875%, 05/01/17                       500          605
                                        ----------  -----------

    CSC HOLDINGS
       7.875%, 02/15/18                       750          719
                                        ----------  -----------

    CSC HOLDINGS, SER B
       8.125%, 07/15/09                     1,000        1,051
                                        ----------  -----------

    TIME WARNER
       9.125%, 01/15/13                     1,250        1,502
                                        ----------  -----------

    TOTAL ENTERTAINMENT                               $  5,012
---------------------------------------------------------------


    FINANCIAL SERVICES -- 2.3%

    CIT GROUP, SER B
       6.875%, 02/16/05                     1,500        1,609
                                        ----------  -----------

    CITICORP CAPITAL I
       7.933%, 02/15/27                       250          269
                                        ----------  -----------

    CITIGROUP
       6.500%, 01/18/11                     1,300        1,386
                                        ----------  -----------

    GOLDEN STATE BANCORP
       7.000%, 08/01/03                     1,000        1,023
                                        ----------  -----------

    HOUSEHOLD FINANCE
       7.250%, 05/15/06                     1,000        1,088
                                        ----------  -----------
       6.375%, 10/15/11                     1,000        1,016
                                        ----------  -----------

    QWEST CAPITAL FUNDING,
       7.250%, 02/15/11                     1,000        1,024
                                        ----------  -----------

    TOTAL FINANCIAL SERVICES                          $  7,415
---------------------------------------------------------------


    FOOD, BEVERAGE & TOBACCO -- 0.7%

    CONAGRA FOODS
       5.500%, 10/15/02                     2,000        2,045
                                        ----------  -----------

    TOTAL FOOD, BEVERAGE & TOBACCO                    $  2,045
---------------------------------------------------------------
--------------------------------------------------------------------------------
                                         PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    GAS/NATURAL GAS -- 0.5%

    CONSOLIDATED NATURAL GAS
       6.850%, 04/15/11                    $1,000     $  1,066
                                        ----------  -----------

    CONSOLIDATED NATURAL GAS, SER C
       6.250%, 11/01/11                       635          648
                                        ----------  -----------

    TOTAL GAS/NATURAL GAS                             $  1,714
---------------------------------------------------------------


    PETROLEUM & FUEL PRODUCTS -- 1.4%

    APACHE
       7.625%, 07/01/19                     1,500        1,607
                                        ----------  -----------

    NORSK HYDRO, SER B
       9.125%, 07/15/14                     1,000        1,273
                                        ----------  -----------

    TENNESSEE GAS PIPELINE
       7.000%, 10/15/28                     1,500        1,432
                                        ----------  -----------

    TOTAL PETROLEUM & FUEL PRODUCTS                   $  4,312
---------------------------------------------------------------


    RAILROADS -- 0.5%

    UNION PACIFIC
       7.375%, 09/15/09                     1,500        1,643
                                        ----------  -----------

    TOTAL RAILROADS                                   $  1,643
---------------------------------------------------------------


    TELEPHONES & TELECOMMUNICATIONS -- 0.8%

    QWEST COMMUNICATIONS INTERNATIONAL,
    SER B
       7.250%, 11/01/08                     1,000        1,047
                                        ----------  -----------

    SPRINT CAPITAL
       6.125%, 11/15/08                     1,000        1,008
                                        ----------  -----------

    WORLDCOM
       7.550%, 04/01/04                       500          530
                                        ----------  -----------

    TOTAL TELEPHONES & TELECOMMUNICATIONS             $  2,585
---------------------------------------------------------------


    YANKEE BONDS -- 1.6%

    AT&T CANADA
       7.650%, 09/15/06                     2,500        1,631
                                        ----------  -----------

    CANADIAN NATIONAL RAILWAY
       6.900%, 07/15/28                       500          504
                                        ----------  -----------

    HUSKY OIL
       7.550%, 11/15/16                     1,225        1,268
                                        ----------  -----------

    HYDRO-QUEBEC, SER IO
       8.050%, 07/07/24                       500          614
                                        ----------  -----------

    HYDRO-QUEBEC, SER IU
       7.500%, 04/01/16                       890        1,049
                                        ----------  -----------

    TOTAL YANKEE BONDS                                $  5,066
---------------------------------------------------------------

TOTAL CORPORATE OBLIGATIONS
(COST $34,388)                                        $ 35,760
---------------------------------------------------------------



October 31, 2001  /   SEMI ANNUAL REPORT

                                               BALANCED PORTFOLIO (CONCLUDED) 61


--------------------------------------------------------------------------------
                                  SHARES/PRINCIPAL       MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 2.0%

    CAPITAL AUTO RECEIVABLES ASSET TRUST,
    SER 2001-1, CL A3
       5.330%, 04/15/04                    $2,000     $  2,043
                                        ----------  -----------

    CHASE FUNDING MORTGAGE LOAN,
    SER 2000-1, CL IA3
       7.674%, 10/25/19                     1,500        1,608
                                        ----------  -----------

    CONTIMORTGAGE HOME EQUITY LOAN TRUST,
    SER 1998-1, CL A4
       6.280%, 01/15/13                        10           10
                                        ----------  -----------

    CONTIMORTGAGE HOME EQUITY LOAN TRUST,
    SER 1998-2, CL A6
       6.360%, 11/15/19                       600          625
                                        ----------  -----------

    PREMIER AUTO TRUST, SER 1998-3, CL A4
       5.960%, 10/08/02                       251          254
                                        ----------  -----------

    RESIDENTIAL FUNDING MORTGAGE
    SECURITIES II, SER 2001-HS1, CL A3
       5.940%, 01/25/16                     1,000        1,043
                                        ----------  -----------

    THE MONEY STORE HOME EQUITY TRUST,
    SER 1997-D, CL AF5
       6.555%, 12/15/38                       400          421
                                        ----------  -----------

    THE MONEY STORE HOME EQUITY TRUST,
    SER 1998-B, CL AF4
       6.115%, 06/15/21                       467          470
                                        ----------  -----------

TOTAL ASSET-BACKED SECURITIES
(COST $6,210)                                         $  6,474
---------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 0.7%

    COUNTRYWIDE FUNDING, SER 1994-4, CL A12
       6.950%, 04/25/24                     1,905        1,965
                                        ----------  -----------

    HSBC MORTGAGE LOAN TRUST,
    SER 2000-HSB1, CL A2
       7.110%, 12/16/30                       153          153
                                        ----------  -----------

TOTAL NON-AGENCY MORTGAGE-BACKED
OBLIGATIONS  (COST $2,043)                            $  2,118
---------------------------------------------------------------

RELATED PARTY MONEY MARKET PORTFOLIO -- 8.3%
    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS (B)            26,216,379       26,216
                                       -----------  -----------

TOTAL RELATED MONEY MARKET PORTFOLIO
(COST $26,216)                                        $ 26,216
---------------------------------------------------------------

REGISTERED INVESTMENT COMPANIES -- 0.2%
    NASDAQ 100 SHARE INDEX                 20,000          678
                                        ----------  -----------

TOTAL REGISTERED INVESTMENT COMPANIES
(COST $1,261)                                         $    678
---------------------------------------------------------------

TOTAL INVESTMENTS -- 99.5%
(COST $333,816)                                       $315,512
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- 0.5%              $  1,573
---------------------------------------------------------------

--------------------------------------------------------------------------------

  DESCRIPTION                                       VALUE (000)
--------------------------------------------------------------------------------

NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 20,099,406 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                             $288,634
                                                    -----------

PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 3,060,576 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               42,050
                                                    -----------
PORTFOLIO SHARES OF RETAIL CLASS B
   (UNLIMITED AUTHORIZATION  --  NO PAR VALUE)
   BASED ON 1,078,226 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               16,496
                                                    -----------
UNDISTRIBUTED NET INVESTMENT INCOME                        525
                                                    -----------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS           (12,316)
                                                    -----------
NET UNREALIZED DEPRECIATION ON INVESTMENTS             (18,304)
                                                    -----------
TOTAL NET ASSETS-- 100.0%                             $317,085
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS               $13.09
---------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS A                    $13.04
---------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($13.04 / 95.25%)                    $13.69
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS B                    $13.02
---------------------------------------------------------------
* Non-income producing security
(A) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally qualified to institutional investors.
(B) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as adviser of this portfolio. See also Notes to the Financial Statements.
ADR -- American Depository Receipt
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
The accompanying notes are an integral part of the financial statements.



                                           SEMI ANNUAL REPORT / October 31, 2001

62  EQUITY PORTFOLIOS


EQUITY INCOME PORTFOLIO

[photo omitted]


CLYDE L. RANDALL II, CFA

CO-PORTFOLIO MANAGER

CLYDE L. RANDALL II IS CO-MANAGER, WITH MR. ASHCROFT, OF THE EQUITY INCOME PORTFOLIO AND BLUE CHIP EQUITY PORTFOLIO, AND IS CO-MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. MR. RANDALL HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1995. HE HAS MORE THAN 13 YEARS OF EXPERIENCE IN INVESTMENT RESEARCH AND EQUITY ANALYSIS, AND IS A CHARTERED FINANCIAL ANALYST.




[photo omitted]


ALLEN J. ASHCROFT, JR.

CO-PORTFOLIO MANAGER

ALLEN J. ASHCROFT, JR. IS CO-MANAGER, WITH MR. RANDALL, OF THE BLUE CHIP EQUITY PORTFOLIO AND EQUITY INCOME PORTFOLIO, AND IS CO-MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. HE HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1995. MR. ASHCROFT HAS MORE THAN 19 YEARS OF EXPERIENCE IN INVESTMENT RESEARCH AND EQUITY ANALYSIS.

Management Discussion and Analysis
      The six months ended October 31 were highlighted by further declines in technology stocks. But contrary to what one would have expected, the returns of value indices were mixed versus the S&P 500 Composite Index, in part due to large declines by utility and telecommunications stocks. The market was led (meaning small declines generally) by economically defensive stocks in the consumer staples and healthcare sectors.

      The best-performing stocks in the Portfolio - Abbott Laboratories, Heinz, and Pepsico -- came from those stronger sectors. The worst performers came from the utility and industrial sectors. Once again, our small allocation to technology was a drag on performance; but we continue to believe that some long-term investment there is appropriate.

      Quite a few new positions were added to the Portfolio, and include Procter & Gamble, Kraft, Chubb, Citigroup, Safeco, Alcoa, Motorola, SBC, and Dynegy. Sales included Ford, Schering-Plough, Halliburton, Ingersoll-Rand, Hewlett-Packard, Constellation Energy, Williams Companies, and Qwest.

      We seek dividend-paying stocks with good fundamental characteristics and attractive valuations. We look to be broadly represented in the market rather than focusing solely on the sectors with the highest dividend payout. The Portfolio has maintained this broadly diversified position compared to many of its peers, particularly in its significant investment in healthcare stocks, which we believe will continue to provide strong long-term growth of earnings and dividends.


October 31, 2001  /   SEMI ANNUAL REPORT

                                                      EQUITY INCOME PORTFOLIO 63





Performance as of October 31, 2001
(Unaudited)

---------------------------------------------------------------------
                                            S&P 500    LIPPER EQUITY
                       INST' L   RETAIL     COMPOSITE  INCOME FUNDS
                       CLASS     CLASS A*   INDEX      CLASSIFICATION
---------------------------------------------------------------------
One year total return  -13.70%   -13.79%    -24.90%    -10.91%
---------------------------------------------------------------------
One year total return
with load                  --    -17.91%        --         --
---------------------------------------------------------------------
Annualized three year
total return             1.22%     1.11%      0.04%      1.75%
---------------------------------------------------------------------
Annualized three year
total return with load     --     -0.51%        --         --
---------------------------------------------------------------------
Annualized total return
inception to date        7.57%     7.42%        --         --
---------------------------------------------------------------------
Annualized total return
inception to date with
load                       --      6.37%        --         --
---------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.

  Institutional Class shares were offered beginning November 18, 1996. Retail Class A shares were offered beginning May 9, 1997. Performance for Retail Class A shares with load reflects the deduction of the 4.75% sales charge.

* Performance shown prior to the actual inception date of the Retail Class A shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Retail Class A shares. The Retail Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 5.69% without load and 4.55% with load.

  The performance of the S&P 500 Composite Index does not include operating expenses that are incurred by the Portfolio.

---------------------------------------------
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

22% FINANCIAL
19% ENERGY
14% CHEMICALS & DRUGS
12% CONSUMER NON-DURABLE
12% DURABLE GOODS
10% TECHNOLOGY
 6% RELATED PARTY MONEY MARKET PORTFOLIO
 3% RELAT ESTATE INVESTMENT9RUSTS
 2% CONVERTIBLE PREFERRED STOCK
---------------------------------------------

Statement of Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                                         MARKET
  DESCRIPTION                              SHARES   VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK-- 92.4%

    AEROSPACE & DEFENSE -- 3.6%
    GENERAL DYNAMICS                       15,000      $ 1,224
                                        ----------  -----------
    UNITED TECHNOLOGIES                    25,000        1,347
                                        ----------  -----------
    TOTAL AEROSPACE & DEFENSE                          $ 2,571
---------------------------------------------------------------


    BANKS -- 10.7%
    FLEETBOSTON FINANCIAL                  50,000        1,643
                                        ----------  -----------
    PNC FINANCIAL SERVICES GROUP           30,000        1,647
                                        ----------  -----------
    US BANCORP                             80,000        1,422
                                        ----------  -----------
    WELLS FARGO                            50,000        1,975
                                        ----------  -----------
    WESTPAC BANKING, ADR                   30,000        1,108
                                        ----------  -----------
    TOTAL BANKS                                        $ 7,795
---------------------------------------------------------------

    CHEMICALS -- 1.5%
    DOW CHEMICAL                           33,000        1,097
                                        ----------  -----------

    TOTAL CHEMICALS                                    $ 1,097
---------------------------------------------------------------


    COMMUNICATIONS EQUIPMENT -- 2.1%
    KONINKLIJKE PHILIPS ELECTRONICS        38,800          875
                                        ----------  -----------
    MOTOROLA                               40,000          655
                                        ----------  -----------
    TOTAL COMMUNICATIONS EQUIPMENT                     $ 1,530
---------------------------------------------------------------


    COMPUTERS & SERVICES -- 1.5%
    INTERNATIONAL BUSINESS MACHINES        10,000        1,081
                                        ----------  -----------

    TOTAL COMPUTERS & SERVICES                         $ 1,081
---------------------------------------------------------------
                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                                         MARKET
  DESCRIPTION                               SHARES  VALUE (000)
--------------------------------------------------------------------------------

    DIVERSIFIED OPERATIONS -- 3.0%
    GENERAL ELECTRIC                       60,000     $  2,185
                                        ----------  -----------

    TOTAL DIVERSIFIED OPERATIONS                      $  2,185
---------------------------------------------------------------


    DRUGS -- 12.5%
    ABBOTT LABORATORIES                    45,000        2,384
                                        ----------  -----------
    AMERICAN HOME PRODUCTS                 40,000        2,233
                                        ----------  -----------
    BRISTOL-MYERS SQUIBB                   40,000        2,138
                                        ----------  -----------
    PFIZER                                 55,000        2,304
                                        ----------  -----------
    TOTAL DRUGS                                       $  9,059
---------------------------------------------------------------


    ELECTRICAL SERVICES -- 5.0%
    DUKE ENERGY                            38,000        1,460
                                        ----------  -----------
    EXELON                                 28,000        1,178
                                        ----------  -----------
    XCEL ENERGY                            35,000          990
                                        ----------  -----------
    TOTAL ELECTRICAL SERVICES                         $  3,628
---------------------------------------------------------------


    FINANCIAL SERVICES -- 5.0%
    CITIGROUP                              35,000        1,593
                                        ----------  -----------
    WADDELL & REED FINANCIAL, CL A         80,000        2,039
                                        ----------  -----------

    TOTAL FINANCIAL SERVICES                          $  3,632
---------------------------------------------------------------


    FOOD, BEVERAGE & TOBACCO -- 8.6%
    HJ HEINZ                               35,000        1,485
                                        ----------  -----------
    KRAFT FOODS, CL A                      35,000        1,181
                                        ----------  -----------
    PEPSICO                                35,000        1,705
                                        ----------  -----------
    PHILIP MORRIS                          40,000        1,872
                                        ----------  -----------

    TOTAL FOOD, BEVERAGE & TOBACCO                    $  6,243
---------------------------------------------------------------


    GAS/NATURAL GAS -- 3.1%
    DYNEGY, CL A                           28,000        1,005
                                        ----------  -----------
    EL PASO                                25,000        1,227
                                        ----------  -----------
    TOTAL GAS/NATURAL GAS                             $  2,232
---------------------------------------------------------------


    HOUSEHOLD PRODUCTS -- 4.5%
    COLGATE-PALMOLIVE                      25,000        1,438
                                        ----------  -----------
    PROCTER & GAMBLE                       25,000        1,844
                                        ----------  -----------
    TOTAL HOUSEHOLD PRODUCTS                          $  3,282
---------------------------------------------------------------


    INSURANCE -- 6.0%
    CHUBB                                  24,000        1,639
                                        ----------  -----------
    HARTFORD FINANCIAL SERVICES GROUP      30,000        1,620
                                        ----------  -----------
    SAFECO                                 35,000        1,079
                                        ----------  -----------
    TOTAL INSURANCE                                   $  4,338
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         MARKET
  DESCRIPTION                               SHARES  VALUE (000)
--------------------------------------------------------------------------------

    MARINE TRANSPORTATION -- 1.9%
    KNIGHTSBRIDGE TANKERS                  85,000     $  1,409
                                        ----------  -----------

    TOTAL MARINE TRANSPORTATION                       $  1,409
                                        ----------  -----------


    PETROLEUM & FUEL PRODUCTS -- 8.3%
    CHEVRONTEXACO                          25,000        2,214
                                        ----------  -----------
    EXXON MOBIL                            66,006        2,604
                                        ----------  -----------
    SANTA FE INTERNATIONAL                 50,000        1,217
                                        ----------  -----------
    TOTAL PETROLEUM & FUEL PRODUCTS                   $  6,035
---------------------------------------------------------------


    REAL ESTATE INVESTMENT TRUSTS -- 3.5%
    BOSTON PROPERTIES                      36,000        1,273
                                        ----------  -----------
    EQUITY OFFICE PROPERTIES TRUST         44,875        1,279
                                        ----------  -----------
    TOTAL REAL ESTATE INVESTMENT TRUSTS               $  2,552
---------------------------------------------------------------


    RETAIL -- 3.3%
    CVS                                    40,000          956
                                        ----------  -----------
    TARGET                                 45,000        1,402
                                        ----------  -----------
    TOTAL RETAIL                                      $  2,358
---------------------------------------------------------------


    SEMI-CONDUCTORS/INSTRUMENTS -- 0.9%
    TEXAS INSTRUMENTS                      22,000          616
                                        ----------  -----------

    TOTAL SEMI-CONDUCTORS/INSTRUMENTS                 $    616
---------------------------------------------------------------


    STEEL & STEEL WORKS -- 1.5%
    ALCOA                                  34,000        1,097
                                        ----------  -----------

    TOTAL STEEL & STEEL WORKS                         $  1,097
---------------------------------------------------------------


    TELEPHONES & TELECOMMUNICATIONS-- 5.9%
    BELLSOUTH                              45,000        1,665
                                        ----------  -----------
    SBC COMMUNICATIONS                     35,000        1,334
                                        ----------  -----------
    TELEFONICA, ADR*                       36,414        1,292
                                        ----------  -----------

    TOTAL TELEPHONES & TELECOMMUNICATIONS             $  4,291
---------------------------------------------------------------

TOTAL COMMON STOCK
(COST $54,129)                                        $ 67,031
---------------------------------------------------------------

CONVERTIBLE PREFERRED STOCK -- 1.5%
    NISOURCE                               22,500        1,104
                                        ----------  -----------

TOTAL CONVERTIBLE PREFERRED STOCK
(COST $1,129)                                         $  1,104
---------------------------------------------------------------

RELATED PARTY MONEY MARKET PORTFOLIO -- 6.1%
    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS (A)             4,423,510        4,424
                                        ----------  -----------

TOTAL RELATED MONEY MARKET PORTFOLIO
(COST $4,424)                                         $  4,424
---------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
(COST $59,682)                                        $ 72,559
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%             $     15
---------------------------------------------------------------



October 31, 2001  /   SEMI ANNUAL REPORT

                                          EQUITY INCOME PORTFOLIO (CONCLUDED) 65


--------------------------------------------------------------------------------

  DESCRIPTION                                      VALUE (000)
--------------------------------------------------------------------------------



NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 7,024,974 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                              $54,133
                                                    -----------

PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 442,895 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                5,211
                                                    -----------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS               353
                                                    -----------
NET UNREALIZED APPRECIATION ON INVESTMENTS              12,877
                                                    -----------
TOTAL NET ASSETS-- 100.0%                              $72,574
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS               $9.72
---------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                    $9.71
---------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($9.71 / 95.25%)                     $10.19
---------------------------------------------------------------
* Non-income producing security.
(A) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as adviser of this portfolio. See also Notes to the Financial Statements.
ADR -- American Depository Receipt
Cl -- Class
The accompanying notes are an integral part of the financial statements.



                                           SEMI ANNUAL REPORT / October 31, 2001

66       EQUITY PORTFOLIOS


VALUE EQUITY PORTFOLIO


[photo omitted]


Management Discussion and Analysis
      The past six months have been one of the most volatile and uncertain periods the markets have yet witnessed. Significant fiscal and monetary stimulus efforts by the U.S. government have not been adequate to calm investors' fear of an impending recession, which has been exacerbated by the tremendous uncertainty created by the terrorist attacks and bioterrorism scares. Market returns for all major equity indicies have been negative so far this year, and few companies have remained unscathed by these recent events.

      While absolute returns were negative for the period, the Portfolio exhibited relative outperformance versus the S&P500/BARRAValue Index as a result of its defensive posture with exposure to the healthcare, utilities, and energy areas, and its underweight positions in both the financial and technology sectors. Although the outlook for the market continues to be on the negative side, the current situation has created opportunities for value investors. Our focus for the ARK Value Equity Portfolio is on solid companies with strong leadership positions that are transitioning into growth companies over a two- to three-year time horizon. Positions were initiated in selected technology names, such as Agere Systems and Parametric Technology, that are solid companies with improving fundamentals. We also added companies that have successfully managed through prior downturns with very attractive valuations, such as Cemex, Lear, and Corning.

      For the second half of the fiscal year, while we continue to maintain a primarily defensive posture, we also have begun to gradually increase exposure to more cyclically sensitive areas of the market in anticipation of an economic recovery over the next six to twelve months. A shift to more rational valuation measures and focus on companies with proven track records in down cycles should favor a value approach to investing. We feel that the Portfolio is poised to benefit from this challenging investment environment. We will continue to search for investment opportunities in superior companies purchased at reasonable prices and seek to maximize returns over a longer-term horizon.




J. ERIC LEO
CO-PORTFOLIO MANAGER
J. ERIC LEO IS CO-MANAGER, WITH MS. RISHEL, OF THE VALUE EQUITY PORTFOLIO. HE IS THE CHIEF INVESTMENT OFFICER OF AIA AND MANAGING DIRECTOR OF EQUITY RESEARCH. PRIOR TO JOINING AIA IN 1997, HE WAS EXECUTIVE VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF LEGG MASON CAPITAL MANAGEMENT, INC. IN BALTIMORE, MARYLAND SINCE 1991. MR. LEO IS RESPONSIBLE FOR OVERSEEING AIA'S EQUITY INVESTMENT PROCESS. MR. LEO HAS MORE THAN 30 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.




[photo omitted]


BARBARA L. RISHEL
CO-PORTFOLIO MANAGER
BARBARA L. RISHEL IS CO-MANAGER, WITH MR. LEO, OF THE VALUE EQUITY PORTFOLIO. MS. RISHEL HAS BEEN A PRINCIPAL OF AIA SINCE MAY 2001. SHE IS ALSO AN EQUITY ANALYST. MS. RISHEL JOINED AIA FROM ADAMS EXPRESS COMPANY, WHERE SHE HAD BEEN AN EQUITY ANALYST SINCE 1997. SHE HAS OVER 14 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.




October 31, 2001  /   SEMI ANNUAL REPORT

                                                       VALUE EQUITY PORTFOLIO 67


Performance as of October 31, 2001
(Unaudited)


------------------------------------------------------------------------- ---------------------
                                                     S&P              S&P        LIPPER
                                                     500/             500        MULTI-CAP
                         INST' L  RETAIL   RETAIL    BARRA            COMPOSITE  VALUE FUNDS
                         CLASS    CLASS A* CLASS B*  VALUE INDEX      INDEX      CLASSIFICATION

One year total return   -15.89%   -15.97%   -16.62%   -18.41%      -24.90%        -8.50%
-----------------------------------------------------------------------------------------------

One year total return
with load                   --    -19.95%   -20.16%       --           --            --
-----------------------------------------------------------------------------------------------

Annualized three year
total return              1.79%     1.68%     0.90%     2.12%        0.04%         4.77%
-----------------------------------------------------------------------------------------------
Annualized three year
total return with load      --      0.04%     0.21%       --           --            --
-----------------------------------------------------------------------------------------------
Annualized five year
total return              9.44%     9.10%     8.00%     9.07%       10.04%         9.27%
-----------------------------------------------------------------------------------------------
Annualized five year
total return with load      --      8.03%     7.75%       --           --            --
-----------------------------------------------------------------------------------------------
Annualized total return
inception to date        10.13%    10.06%     8.72%       --           --            --
-----------------------------------------------------------------------------------------------
Annualized total return
inception to date
with load                   --      9.10%     8.60%       --           --            --
-----------------------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.
  For each class, performance presented prior to March 29, 1998 reflects the performance of the Marketvest Equity Fund from its inception date of March 31, 1996. Retail Class A shares were offered beginning April 1, 1998. Performance for Retail Class A shares with load reflects the deduction of the 4.75% sales charge. Retail Class B shares were offered beginning September 14, 1998. Performance for Retail Class B shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC).
* Performance shown prior to the actual inception date of the Retail Class A and Retail Class B shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Retail Class A and Retail Class B shares, respectively. The Retail Class A and Retail Class B returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 0.40% without load and -0.97% with load. Annualized performance since actual inception for Retail Class B shares is 3.47% without CDSC and 2.80% with CDSC.
  The performance of the S&P 500/BARRA Value Index and the S&P 500 Composite Index does not include operating expenses that are incurred by the Portfolio.

Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

35% ENERGY
13% FINANCIAL
12% MISCELLANEOUS BUSINESS SERVICES
11% CHEMICALS & DRUGS
10% TECHNOLOGY
10% CONSUMER NON-DURABLE
 7% DURABLE GOODS
 2% RELATED PART MONEY MARKET PORTFOLIO


Statement of Net Assets (Unaudited)

---------------------------------------------------------------
                                                         MARKET
  DESCRIPTION                               SHARES  VALUE (000)
---------------------------------------------------------------

COMMON STOCK-- 97.9%

    AEROSPACE & DEFENSE -- 1.9%
    RAYTHEON                              125,000   $    4,031
                                        ----------  -----------
    UNITED TECHNOLOGIES                    25,000        1,347
                                        ----------  -----------
    TOTAL AEROSPACE & DEFENSE                       $    5,378
---------------------------------------------------------------


    AUTOMOTIVE -- 0.7%
    LEAR*                                  20,000          614
                                        ----------  -----------
    TRW                                    38,600        1,304
                                        ----------  -----------
    TOTAL AUTOMOTIVE                                $    1,918
---------------------------------------------------------------


    BANKS -- 6.6%
    FLEETBOSTON FINANCIAL                 100,000        3,286
                                        ----------  -----------
    JP MORGAN CHASE                       175,000        6,188
                                        ----------  -----------
    WELLS FARGO                           220,000        8,690
                                        ----------  -----------
    TOTAL BANKS                                      $  18,164
---------------------------------------------------------------


    BUILDING & CONSTRUCTION -- 1.7%
    CEMEX, ADR                            200,000        4,600
                                        ----------  -----------

    TOTAL BUILDING & CONSTRUCTION                   $    4,600
---------------------------------------------------------------


    CHEMICALS -- 1.9%
    ENGELHARD                             200,000        5,236
                                        ----------  -----------

    TOTAL CHEMICALS                                 $    5,236
---------------------------------------------------------------


    COMMUNICATIONS EQUIPMENT -- 2.5%
    LUCENT TECHNOLOGIES                   200,000        1,340
                                        ----------  -----------
    MOTOROLA                              245,000        4,011
                                        ----------  -----------
    NORTEL NETWORKS                       250,000        1,452
                                        ----------  -----------

    TOTAL COMMUNICATIONS EQUIPMENT                  $    6,803
---------------------------------------------------------------



                                           SEMI ANNUAL REPORT / October 31, 2001

  DESCRIPTION                               SHARES VALUE (000)
---------------------------------------------------------------

    COMPUTERS & SERVICES -- 3.6%
    CADENCE DESIGN SYSTEMS*               200,000   $    4,228
                                        ----------  -----------
    HEWLETT-PACKARD                        44,000          741
                                        ----------  -----------
    INTERNATIONAL BUSINESS MACHINES        45,000        4,863
                                        ----------  -----------

    TOTAL COMPUTERS & SERVICES                      $    9,832
---------------------------------------------------------------

    COMPUTER SOFTWARE -- 2.3%
    COMPUTER ASSOCIATES INTERNATIONAL     135,000        4,174
                                        ----------  -----------
    PARAMETRIC TECHNOLOGY*                300,000        2,103
                                        ----------  -----------

    TOTAL COMPUTER SOFTWARE                         $    6,277
---------------------------------------------------------------

    CONTAINERS & PACKAGING -- 0.6%
    IVEX PACKAGING*                        85,800        1,566
                                        ----------  -----------
    TOTAL CONTAINERS & PACKAGING                    $    1,566
---------------------------------------------------------------

    DIVERSIFIED OPERATIONS -- 6.9%
    GENERAL ELECTRIC                      135,000        4,915
                                        ----------  -----------
    HONEYWELL INTERNATIONAL                66,000        1,950
                                        ----------  -----------
    TYCO INTERNATIONAL                    250,000       12,285
                                        ----------  -----------
    TOTAL DIVERSIFIED OPERATIONS                     $  19,150
---------------------------------------------------------------

    DRUGS -- 9.2%
    ABBOTT LABORATORIES                   160,000        8,477
                                        ----------  -----------
    AMERICAN HOME PRODUCTS                220,000       12,283
                                        ----------  -----------
    BRISTOL-MYERS SQUIBB                   18,000          962
                                        ----------  -----------
    SCHERING-PLOUGH                       100,000        3,718
                                        ----------  -----------

    TOTAL DRUGS                                      $  25,440
---------------------------------------------------------------

    FINANCIAL SERVICES -- 6.4%
    CITIGROUP                             220,000       10,014
                                        ----------  -----------
    WADDELL & REED FINANCIAL, CL A        300,000        7,647
                                        ----------  -----------
    TOTAL FINANCIAL SERVICES                         $  17,661
---------------------------------------------------------------

    FOOD, BEVERAGE & TOBACCO -- 6.2%
    HJ HEINZ                              100,000        4,244
                                        ----------  -----------
    KRAFT FOODS, CL A                     150,000        5,062
                                        ----------  -----------
    PEPSICO                               160,000        7,794
                                        ----------  -----------

    TOTAL FOOD, BEVERAGE & TOBACCO                   $  17,100
---------------------------------------------------------------

    GAS/NATURAL GAS -- 1.6%
    EL PASO                                90,000        4,415
                                        ----------  -----------

    TOTAL GAS/NATURAL GAS                           $    4,415
---------------------------------------------------------------

    MACHINERY -- 2.1%
    INGERSOLL-RAND                         85,000        3,170
                                        ----------  -----------
    PARKER HANNIFIN                        75,000        2,693
                                        ----------  -----------
    TOTAL MACHINERY                                 $    5,863
---------------------------------------------------------------

---------------------------------------------------------------
                                                         MARKET
  DESCRIPTION                               SHARES  VALUE (000)
---------------------------------------------------------------
    MEDICAL PRODUCTS & SERVICES -- 8.5%
    BAXTER INTERNATIONAL                  200,000  $     9,674
                                        ----------  -----------
    BECTON DICKINSON                      215,000        7,697
                                        ----------  -----------
    MEDTRONIC                             150,000        6,045
                                        ----------  -----------
    ZIMMER HOLDINGS*                        1,800           56
                                        ----------  -----------
    TOTAL MEDICAL PRODUCTS & SERVICES               $   23,472
---------------------------------------------------------------

    MISCELLANEOUS BUSINESS SERVICES-- 3.7%
    FIRST DATA                            150,000       10,136
                                        ----------  -----------

    TOTAL MISCELLANEOUS BUSINESS SERVICES           $   10,136
---------------------------------------------------------------

    PETROLEUM & FUEL PRODUCTS -- 16.2%
    BP, ADR                               200,000        9,668
---------------------------------------------------------------
    CHEVRONTEXACO                          84,400        7,474
                                        ----------  -----------
    EXXON MOBIL                           250,000        9,863
                                        ----------  -----------
    HALLIBURTON                           125,400        3,096
                                        ----------  -----------
    NABORS INDUSTRIES*                     65,000        1,998
                                        ----------  -----------
    QUESTAR                               350,600        7,713
                                        ----------  -----------
    UNOCAL                                150,000        4,830
                                        ----------  -----------

    TOTAL PETROLEUM & FUEL PRODUCTS                 $   44,642
---------------------------------------------------------------

    RETAIL -- 3.5%
    LOWE'S                                280,000        9,548
                                        ----------  -----------
    TOTAL RETAIL                                   $     9,548
---------------------------------------------------------------
    SEMI-CONDUCTORS/INSTRUMENTS -- 1.5%
    AGERE SYSTEMS, CL A*                  455,000        2,093
                                        ----------  -----------
    INTEL                                  90,000        2,198
                                        ----------  -----------
    TOTAL SEMI-CONDUCTORS/INSTRUMENTS               $    4,291
---------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS -- 10.3%
    BELLSOUTH                             200,000        7,400
                                        ----------  -----------
    CORNING                               195,000        1,572
                                        ----------  -----------
    SBC COMMUNICATIONS                    200,000        7,622
                                        ----------  -----------
    SPRINT (FON GROUP)                    161,400        3,228
                                        ----------  -----------
    VERIZON COMMUNICATIONS                143,350        7,140
                                        ----------  -----------
    WILLIAMS COMMUNICATIONS GROUP*        800,000        1,336
                                        ----------  -----------

    TOTAL TELEPHONES & TELECOMMUNICATIONS           $   28,298
---------------------------------------------------------------

TOTAL COMMON STOCK
(COST $182,639)                                      $ 269,790
---------------------------------------------------------------

October 31, 2001  /   SEMI ANNUAL REPORT

                                           VALUE EQUITY PORTFOLIO (CONCLUDED) 69
---------------------------------------------------------------
                                                         MARKET
  DESCRIPTION                               SHARES  VALUE (000)
---------------------------------------------------------------

RELATED PARTY MONEY MARKET PORTFOLIO -- 2.2%
    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS (A)             6,111,887  $     6,112
---------------------------------------------------------------

TOTAL RELATED MONEY MARKET PORTFOLIO
(COST $6,112)                                      $     6,112
---------------------------------------------------------------

TOTAL INVESTMENTS -- 100.1%
(COST $188,751)                                       $275,902
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (0.1%)              $ (214)
---------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 27,001,870 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                              157,845
                                                    -----------

PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 644,229 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                8,986
                                                    -----------
PORTFOLIO SHARES OF RETAIL CLASS B
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 92,790 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                1,177
                                                    -----------
UNDISTRIBUTED NET INVESTMENT INCOME                         73
                                                    -----------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS            20,456
                                                    -----------
NET UNREALIZED APPRECIATION ON INVESTMENTS              87,151
                                                    -----------
TOTAL NET ASSETS-- 100.0%                             $275,688
---------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS               $9.94
---------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                    $9.93
---------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($9.93 / 95.25%)                     $10.43
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS B                    $9.70
---------------------------------------------------------------
* Non-income producing security
(A) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as adviser of this portfolio. See also Notes to the Financial Statements.
ADR -- American Depository Receipt
Cl -- Class
The accompanying notes are an integral part of the financial statements.



                                           SEMI ANNUAL REPORT / October 31, 2001

70       EQUITY PORTFOLIOS


EQUITY INDEX PORTFOLIO


[photo omitted]


Management Discussion and Analysis
      The six months ended October 31, 2001 continued the rough period we have seen in the U.S. equity markets for the previous year and a half. The economy is clearly in a recession, and although the government appears to be doing all it can to revive it, the time frame is uncertain. Our thinking was that after the summer, we would see U.S. companies start to show increasing revenues over this winter and lead a strong rally in 2002. Although the timing of the recovery was made more cloudy by the events of September 11, we feel confident that we are already seeing positive signs leading towards next year. The U.S. is experiencing an unprecedented amount of mortgage refinancing due to the historically low level of interest rates. With unemployment still at a manageable level, we expect the consumer to keep our economy afloat. Perhaps if the consumer can keep the economy from sinking any further, our increased government spending and business efficiencies will really get our economy back on track.

      The period saw the S&P 500 Composite Index decline nearly 15%, and the story for the first time in a while was not the poor performance of technology stocks. Companies across the board were punished for poor management. Three stocks that negatively impacted the Index, and whose quality of management and therefore their future viability is being seriously questioned, are Providian, Conseco, and Enron. On the other hand, some former poor performers were among the strongest percentage gainers over the past six months - Pacific Gas and Electric and Edison Electric, the two California utilities, were up strongly after a tough time during which their futures were in question. Other strong performers included Autozone, Lockheed Martin, Tenet Healthcare, and Johnson & Johnson.

      The ARK Equity Index Portfolio continues to track the performance of the S&P 500 Composite Index very closely, as would be expected. We continue to be very vigilant about matching individual weightings with the Index to minimize deviation risk.




CLARENCE W. WOODS, JR.
CO-PORTFOLIO MANAGER
CLARENCE W. WOODS, JR. IS CO-MANAGER, WITH MR. HASTINGS, OF THE EQUITY INDEX PORTFOLIO. MR. WOODS HAS BEEN A VICE PRESIDENT AND PRINCIPAL OF, AND CHIEF EQUITY TRADER FOR, AIA SINCE 1996. HE HEADS THE EQUITY- TRADING UNIT. MR. WOODS HAS MORE THAN 16 YEARS EXPERIENCE IN THE INVESTMENT INDUSTRY.




[photo omitted]


PETER C. HASTINGS
CO-PORTFOLIO MANAGER
PETER C. HASTINGS IS CO-MANAGER, WITH MR. WOODS, OF THE EQUITY INDEX PORTFOLIO. MR. HASTINGS HAS BEEN A VICE PRESIDENT OF AIA SINCE 1997. MR. HASTINGS HAS MORE THAN FIVE YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.



October 31, 2001  /   SEMI ANNUAL REPORT

                                                       EQUITY INDEX PORTFOLIO 71


Performance as of October 31, 2001
(Unaudited)


Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)
24% TECHNOLOGY
17% FINANCIAL
17% CONSUMER NON-DURABLE
13% MISCELLANEOUS BUSINESS SERVICES
11% ENERGY
11% CHEMICALS & DRUGS
 7% DURABLE GOODS

--------------------------------------------------------------------------------
                                            S&P 500   LIPPER S&P 500
                       INST' L   RETAIL    COMPOSITE  INDEX OBJECTIVE
                       CLASS     CLASS A    INDEX     FUNDS AVERAGE

One year total return  -24.51%   -24.67%    -24.90%    -25.33%
--------------------------------------------------------------------------------

One year total return
with load                  --    -28.26%        --         --
--------------------------------------------------------------------------------

Annualized three year
total return             0.28%     0.05%      0.04%     -0.49%

Annualized three year
total return with load     --     -1.55%        --         --

Annualized total return
inception to date        4.11%     4.52%        --         --

Annualized total return
inception to date
with load                  --      3.24%        --         --
--------------------------------------------------------------------------------


  Past performance of the Portfolio is not predictive of future performance.

  Institutional Class shares were offered beginning October 1, 1997. Retail Class A shares were offered beginning November 3, 1997. Performance of Retail Class A shares with load reflects the deduction of the 4.75% sales charge.

  The performance of the S&P 500 Composite Index does not include operating expenses that are incurred by the Portfolio.


Statement of Net Assets (Unaudited)
--------------------------------------------------------------
                                                     MARKET
  DESCRIPTION                              SHARES  VALUE (000)
--------------------------------------------------------------

COMMON STOCK -- 99.9%

    AEROSPACE & DEFENSE -- 1.2%
    BOEING                                  8,155    $     266
                                          --------  -----------
    GENERAL DYNAMICS                        2,000          163
                                          --------  -----------
    GOODRICH                                  985           21
                                          --------  -----------
    LOCKHEED MARTIN                         4,190          204
                                          --------  -----------
    NORTHROP GRUMMAN                          720           72
                                          --------  -----------
    RAYTHEON                                3,580          115
                                          --------  -----------
    ROCKWELL COLLINS                        1,890           26
                                          --------  -----------
    UNITED TECHNOLOGIES                      4,560          246
                                          --------  -----------
    TOTAL AEROSPACE & DEFENSE                           $ 1,113
--------------------------------------------------------------

    AIR TRANSPORTATION -- 0.3%
    AMR*                                    1,670           30
                                          --------  -----------
    DELTA AIR LINES                         1,200           27
                                          --------  -----------
    FEDEX*                                  2,867          118
                                          --------  -----------
    SOUTHWEST AIRLINES                      7,159          114
                                          --------  -----------
    US AIRWAYS GROUP*                         635            3
                                          --------  -----------

    TOTAL AIR TRANSPORTATION                        $      292
---------------------------------------------------------------


    APPAREL/TEXTILES -- 0.3%
    CINTAS                                  1,650           67
                                          --------  -----------
    LIZ CLAIBORNE                             670           30
                                          --------  -----------
    NIKE, CL B                              2,715          134
                                          --------  -----------
    REEBOK INTERNATIONAL*                     170            4
                                          --------  -----------
    VF                                      1,075           36
                                          --------  -----------


    TOTAL APPAREL/TEXTILES                          $      271
--------------------------------------------------------------


                                           SEMI ANNUAL REPORT / October 31, 2001


72   EQUITY INDEX PORTFOLIO (CONTINUED)


-------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                               SHARES VALUE (000)
-------------------------------------------------------------------


-------------------------------------------------------------------
                                                       MARKET
  DESCRIPTION                               SHARES VALUE (000)
-------------------------------------------------------------
    AUTOMOTIVE -- 1.0%
    DANA                                    1,681   $       18
                                          --------  -----------
    DELPHI AUTOMOTIVE SYSTEMS               5,343           62
                                          --------  -----------
    FORD MOTOR                             17,900          287
                                          --------  -----------
    GENERAL MOTORS                          5,270          218
                                          --------  -----------
    GENUINE PARTS                           1,760           57
                                          --------  -----------
    HARLEY-DAVIDSON                         3,000          136
                                          --------  -----------
    NAVISTAR INTERNATIONAL*                   545           16
                                          --------  -----------
    PACCAR                                    620           33
                                          --------  -----------
    ROCKWELL INTERNATIONAL                  1,890           26
                                          --------  -----------
    TRW                                     1,195           40
                                          --------  -----------
    VISTEON                                 1,300           15
                                          --------  -----------
    TOTAL AUTOMOTIVE                                 $     908
---------------------------------------------------------------

    BANKS -- 6.7%

    AMSOUTH BANCORPORATION                  3,600           62
                                           -------  ----------
    BANK OF AMERICA                        15,475          913
                                          --------  -----------
    BANK OF NEW YORK                        7,135          243
                                          --------  -----------
    BANK ONE                               11,050          367
                                          --------  -----------
    BB&T                                    3,585          115
                                          --------  -----------
    CHARTER ONE FINANCIAL                   2,163           59
                                          --------  -----------
    COMERICA                                1,532           71
                                          --------  -----------
    FIFTH THIRD BANCORP                     5,597          316
                                          --------  -----------
    FLEETBOSTON FINANCIAL                  10,553          347
                                          --------  -----------
    GOLDEN WEST FINANCIAL                   1,600           78
                                          --------  -----------
    HUNTINGTON BANCSHARES                   2,542           39
                                          --------  -----------
    JP MORGAN CHASE                        18,518          655
                                          --------  -----------
    KEYCORP                                 4,045           86
                                          --------  -----------
    MELLON FINANCIAL                        4,760          160
                                          --------  -----------
    NATIONAL CITY                           5,810          153
                                          --------  -----------
    NORTHERN TRUST                          2,220          112
                                          --------  -----------
    PNC FINANCIAL SERVICES GROUP            2,840          156
                                          --------  -----------
    PROVIDIAN FINANCIAL                     2,900           11
                                          --------  -----------
    REGIONS FINANCIAL                       2,220           60
                                          --------  -----------
    STATE STREET                            3,200          146
                                          --------  -----------
    SUNTRUST BANKS                          2,945          176
                                          --------  -----------
    SYNOVUS FINANCIAL                       2,742           63
                                          --------  -----------
    UNION PLANTERS                          1,450           59
                                          --------  -----------
    US BANCORP                             18,300          325
                                          --------  -----------
    WACHOVIA                               13,500          386
                                          --------  -----------
    WASHINGTON MUTUAL                       7,959          240
                                          --------  -----------
    WELLS FARGO                            16,555          654
                                          --------  -----------
    ZIONS BANCORPORATION                      900           43
                                          --------  -----------
    TOTAL BANKS                                        $ 6,170
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                        MARKET
    DESCRIPTION                              SHARES    VALUE (000)
--------------------------------------------------------------------------------
    BEAUTY PRODUCTS -- 0.1%
    ALBERTO-CULVER, CL B                      170   $        7
                                          --------  -----------
    AVON PRODUCTS                           2,285          107
                                         --------  -----------
    INTERNATIONAL FLAVORS & FRAGRANCES        860           25
                                         --------  -----------

    TOTAL BEAUTY PRODUCTS                            $     139
--------------------------------------------------------------------------------


    BROADCASTING, NEWSPAPERS &
    ADVERTISING -- 1.5%

    CLEAR CHANNEL COMMUNICATIONS*           5,785          221
                                         --------  -----------
    COMCAST, CL A*                          8,800          315
                                         --------  -----------
    INTERPUBLIC GROUP                       3,200           72
                                         --------  -----------
    OMNICOM GROUP                           1,775          136
                                         --------  -----------
    UNIVISION COMMUNICATIONS, CL A*         2,000           50
                                         --------  -----------
    VIACOM, CL B*                          17,000          621
                                         --------  -----------

    TOTAL BROADCASTING, NEWSPAPERS
    & ADVERTISING                                     $  1,415
--------------------------------------------------------------------------------


    BUILDING & CONSTRUCTION -- 0.2%
    CENTEX                                    480           18
                                         --------  -----------
    KB HOME                                   120            4
                                         --------  -----------
    MASCO                                   4,255           84
                                         --------  -----------
    PULTE HOMES                               120            4
                                         --------  -----------
    VULCAN MATERIALS                          900           37
                                         --------  -----------

    TOTAL BUILDING & CONSTRUCTION                    $     147
--------------------------------------------------------------------------------


    CHEMICALS -- 1.2%
    AIR PRODUCTS & CHEMICALS                2,275           91
                                         --------  -----------
    AVERY DENNISON                          1,240           57
                                         --------  -----------
    DOW CHEMICAL                            8,682          289
                                         --------  -----------
    EASTMAN CHEMICAL                          900           31
                                         --------  -----------
    EI DU PONT DE NEMOURS                  10,100          404
                                         --------  -----------
    ENGELHARD                               1,130           30
                                         --------  -----------
    GREAT LAKES CHEMICAL                      600           13
                                         --------  -----------
    HERCULES*                                 800            6
                                         --------  -----------
    PPG INDUSTRIES                          1,590           78
                                         --------  -----------
    ROHM & HAAS                             2,150           70
                                         --------  -----------
    SIGMA-ALDRICH                             750           28
                                         --------  -----------

    TOTAL CHEMICALS                                   $  1,097
--------------------------------------------------------------------------------


    COMMUNICATIONS EQUIPMENT -- 2.6%
    CIENA*                                  2,000           33
                                         --------  -----------
    CISCO SYSTEMS*                         70,200        1,188
                                         --------  -----------
    COMVERSE TECHNOLOGY*                    1,500           28
                                         --------  -----------
    LUCENT TECHNOLOGIES                    31,711          212
                                         --------  -----------
    MOTOROLA                               21,351          350
                                         --------  -----------
    NETWORK APPLIANCE*                      3,000           40
                                         --------  -----------
    NORTEL NETWORKS                        30,709          178
                                         --------  -----------
    QUALCOMM*                               7,300          359
                                         --------  -----------

    TOTAL COMMUNICATIONS EQUIPMENT                     $ 2,388
--------------------------------------------------------------------------------


                                        October 31, 2001  /   SEMI ANNUAL REPORT

                                         EQUITY INDEX PORTFOLIO (CONTINUED)   73
--------------------------------------------------------------------------------
                                                         Market
  DESCRIPTION                               SHARES  VALUE (000)
--------------------------------------------------------------------------------
 COMPUTER SOFTWARE -- 4.4%
    ADOBE SYSTEMS                           2,200   $       58
                                         --------  -----------
    AUTODESK                                  690           23
                                         --------  -----------
    BMC SOFTWARE*                           2,650           40
                                         --------  -----------
    CITRIX SYSTEMS*                         2,000           47
                                         --------  -----------
    COMPUTER ASSOCIATES INTERNATIONAL       5,725          177
                                         --------  -----------
    COMPUWARE*                              3,500           36
                                         --------  -----------
    INTUIT*                                 2,000           80
                                         --------  -----------
    MERCURY INTERACTIVE*                      900           21
                                         --------  -----------
    MICROSOFT*                             44,400        2,582
                                         --------  -----------
    NOVELL*                                 3,325           12
                                         --------  -----------
    ORACLE*                                53,988          732
                                         --------  -----------
    PARAMETRIC TECHNOLOGY*                  2,670           19
                                         --------  -----------
    PEOPLESOFT*                             2,250           67
                                         --------  -----------
    SIEBEL SYSTEMS*                         4,000           65
                                         --------  -----------
    VERITAS SOFTWARE*                       3,940          112
                                         --------  -----------

    TOTAL COMPUTER SOFTWARE                            $ 4,071
--------------------------------------------------------------------------------

    COMPUTERS & SERVICES -- 4.5%
    AMERICAN POWER CONVERSION*              2,500           32
                                         --------  -----------
    APPLE COMPUTER*                         3,615           63
                                         --------  -----------
    COMPAQ COMPUTER                        16,596          145
                                         --------  -----------
    COMPUTER SCIENCES*                      1,600           57
                                         --------  -----------
    DELL COMPUTER*                         24,950          598
                                         --------  -----------
    ELECTRONIC DATA SYSTEMS                 4,525          291
                                         --------  -----------
    EMC-MASS                               21,161          261
                                         --------  -----------
    GATEWAY*                                3,550           20
                                         --------  -----------
    HEWLETT-PACKARD                        18,590          313
                                         --------  -----------
    INTERNATIONAL BUSINESS MACHINES        16,600        1,794
                                         --------  -----------
    JABIL CIRCUIT*                          1,900           40
                                         --------  -----------
    LEXMARK INTERNATIONAL*                  1,200           54
                                         --------  -----------
    NCR*                                    1,100           39
                                         --------  -----------
    PALM*                                   5,947           15
                                         --------  -----------
    SAPIENT*                                1,500            6
                                         --------  -----------
    SOLECTRON*                              5,900           73
                                         --------  -----------
    SUN MICROSYSTEMS*                      28,400          288
                                         --------  -----------
    SYMBOL TECHNOLOGIES                     1,800           23
                                         --------  -----------
    UNISYS*                                 3,270           29
                                         --------  -----------

    TOTAL COMPUTERS & SERVICES                        $  4,141
--------------------------------------------------------------------------------


    CONSUMER PRODUCTS -- 0.1%
    AMERICAN GREETINGS, CL A                  355            5
                                         --------  -----------
    ECOLAB                                  1,445           51
                                         --------  -----------
    FORTUNE BRANDS                          1,450           53
                                         --------  -----------
    TUPPERWARE                                180            4
                                         --------  -----------

    TOTAL CONSUMER PRODUCTS                          $     113
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       Market
    DESCRIPTION                               SHARES  VALUE (000)
--------------------------------------------------------------------------------
    CONTAINERS & PACKAGING -- 0.0%
    BALL                                       90  $         6
                                         --------  -----------

    TOTAL CONTAINERS & PACKAGING                  $          6
--------------------------------------------------------------------------------


    DIVERSIFIED OPERATIONS -- 5.9%
    COOPER INDUSTRIES                         910           35
                                         --------  -----------
    CRANE                                     760           16
                                         --------  -----------
    DANAHER                                 1,440           80
                                         --------  -----------
    EATON                                     770           50
                                         --------  -----------
    FMC*                                      300           14
                                         --------  -----------
    GENERAL ELECTRIC                       94,800        3,452
                                         --------  -----------
    HONEYWELL INTERNATIONAL                 7,841          232
                                         --------  -----------
    ILLINOIS TOOL WORKS                     3,050          174
                                         --------  -----------
    ITT INDUSTRIES                            845           41
                                         --------  -----------
    MINNESOTA MINING & MANUFACTURING        3,835          400
                                         --------  -----------
    NATIONAL SERVICE INDUSTRIES               130            2
                                         --------  -----------
    TEXTRON                                 1,260           40
                                         --------  -----------
    TYCO INTERNATIONAL                     18,791          923
                                         --------  -----------

    TOTAL DIVERSIFIED OPERATIONS                     $   5,459
--------------------------------------------------------------------------------

    DRUGS -- 10.8%
    ABBOTT LABORATORIES                    14,865          788
                                         --------  -----------
    ALLERGAN                                1,280           92
                                         --------  -----------
    AMERICAN HOME PRODUCTS                 12,665          707
                                         --------  -----------
    AMERISOURCEBERGEN*                      1,000           64
                                         --------  -----------
    AMGEN*                                 10,015          569
                                         --------  -----------
    BIOGEN*                                 1,450           80
                                         --------  -----------
    BRISTOL-MYERS SQUIBB                   18,775        1,004
                                         --------  -----------
    CARDINAL HEALTH                         4,050          272
                                         --------  -----------
    CHIRON*                                 1,800           97
                                         --------  -----------
    ELI LILLY                              10,900          834
                                         --------  -----------
    FOREST LABORATORIES*                    1,800          134
                                         --------  -----------
    KING PHARMACEUTICALS*                   2,133           83
                                         --------  -----------
    MCKESSON                                2,731          101
                                         --------  -----------
    MEDIMMUNE*                              2,050           80
                                         --------  -----------
    MERCK                                  22,070        1,408
                                         --------  -----------
    PFIZER                                 60,600        2,539
                                         --------  -----------
    PHARMACIA                              12,719          515
                                         --------  -----------
    SCHERING-PLOUGH                        14,050          522
                                         --------  -----------
    WATSON PHARMACEUTICALS*                   800           38
                                         --------  -----------

    TOTAL DRUGS                                        $ 9,927
--------------------------------------------------------------------------------

    ELECTRICAL SERVICES -- 2.6%
    AES*                                    4,700           65
                                         --------  -----------
    ALLEGHENY ENERGY                        1,000           37
                                         --------  -----------
    AMEREN                                  1,360           55
                                         --------  -----------
    AMERICAN ELECTRIC POWER                 3,277          137
                                         --------  -----------
    CALPINE*                                2,700           67
                                         --------  -----------
    CINERGY                                 1,560           47
                                         --------  -----------


                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                               SHARES VALUE (000)
--------------------------------------------------------------------------------


    CITIZENS COMMUNICATIONS*                2,600   $       23
                                         --------  -----------
    CMS ENERGY                              1,000           22
                                         --------  -----------
    CONSOLIDATED EDISON                     2,260           89
                                         --------  -----------
    CONSTELLATION ENERGY GROUP              1,655           37
                                         --------  -----------
    DOMINION RESOURCES                      2,250          138
                                         --------  -----------
    DTE ENERGY                              1,445           60
                                         --------  -----------
    DUKE ENERGY                             7,300          280
                                         --------  -----------
    EDISON INTERNATIONAL*                   3,465           49
                                         --------  -----------
    EXELON                                  3,116          131
                                         --------  -----------
    FIRSTENERGY                             2,310           80
                                         --------  -----------
    FPL GROUP                               1,760           93
                                         --------  -----------
    GPU                                     1,400           56
                                         --------  -----------
    MIRANT*                                 2,469           64
                                         --------  -----------
    MOLEX                                   1,850           54
                                         --------  -----------
    NIAGARA MOHAWK HOLDINGS*                1,980           35
                                         --------  -----------
    NISOURCE                                1,092           26
                                         --------  -----------
    PINNACLE WEST CAPITAL                     900           38
                                         --------  -----------
    POWER-ONE*                                700            6
                                         --------  -----------
    PPL                                     1,215           41
                                         --------  -----------
    PROGRESS ENERGY                         1,927           81
                                         --------  -----------
    PROGRESS ENERGY*                          825           --
                                         --------  -----------
    PUBLIC SERVICE ENTERPRISE GROUP         2,210           87
                                         --------  -----------
    RELIANT ENERGY                          2,960           83
                                         --------  -----------
    SEMPRA ENERGY                           1,976           46
                                         --------  -----------
    SOUTHERN                                6,210          148
                                         --------  -----------
    TECO ENERGY                             1,300           33
                                         --------  -----------
    TXU                                     2,500          115
                                         --------  -----------
    XCEL ENERGY                             3,228           91
                                         --------  -----------

    TOTAL ELECTRICAL SERVICES                          $ 2,414
--------------------------------------------------------------------------------


    ENTERTAINMENT -- 2.1%
    AOL TIME WARNER*                       42,485        1,326
                                         --------  -----------
    CARNIVAL                                5,700          124
                                         --------  -----------
    HARRAH'S ENTERTAINMENT*                 1,000           29
                                         --------  -----------
    INTERNATIONAL GAME TECHNOLOGY*            700           36
                                         --------  -----------
    WALT DISNEY                            20,380          379
                                         --------  -----------

    TOTAL ENTERTAINMENT                              $   1,894
--------------------------------------------------------------------------------


    ENVIRONMENTAL SERVICES -- 0.2%
    ALLIED WASTE INDUSTRIES*                1,900           19
                                         --------  -----------
    WASTE MANAGEMENT                        6,000          147
                                         --------  -----------

    TOTAL ENVIRONMENTAL SERVICES                    $      166
--------------------------------------------------------------------------------


    FINANCIAL SERVICES -- 5.3%
    AMERICAN EXPRESS                       12,700          374
                                         --------  -----------
    CAPITAL ONE FINANCIAL                   1,935           80
                                         --------  -----------
    CITIGROUP                              47,980        2,184
                                         --------  -----------
    COUNTRYWIDE CREDIT INDUSTRIES           1,215           49
                                         --------  -----------
    EQUIFAX                                 1,625           36
                                         --------  -----------


--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                               SHARES VALUE (000)
--------------------------------------------------------------------------------
    FANNIE MAE                              9,700    $     785
                                         --------  -----------
    FRANKLIN RESOURCES                      2,500           80
                                         --------  -----------
    FREDDIE MAC                             6,650          451
                                         --------  -----------
    H&R BLOCK                               1,800           61
                                         --------  -----------
    HOUSEHOLD INTERNATIONAL                 4,450          233
                                         --------  -----------
    MBNA                                    8,330          230
                                         --------  -----------
    MOODY'S                                 1,635           57
                                         --------  -----------
    STILWELL FINANCIAL                      2,400           48
                                         --------  -----------
    T ROWE PRICE GROUP                      1,300           36
                                         --------  -----------
    USA EDUCATION                           1,625          133
                                         --------  -----------

    TOTAL FINANCIAL SERVICES                           $ 4,837
--------------------------------------------------------------------------------


    FOOD, BEVERAGE & TOBACCO -- 5.6%
    ADOLPH COORS, CL B                        285           14
                                         --------  -----------
    ANHEUSER-BUSCH                          8,600          358
                                         --------  -----------
    ARCHER-DANIELS-MIDLAND                  6,726           94
                                         --------  -----------
    BROWN-FORMAN, CL B                        780           46
                                         --------  -----------
    CAMPBELL SOUP                           4,215          119
                                         --------  -----------
    COCA-COLA                              23,990        1,149
                                         --------  -----------
    COCA-COLA ENTERPRISES                   4,050           74
                                         --------  -----------
    CONAGRA FOODS                           5,200          119
                                         --------  -----------
    GENERAL MILLS                           2,725          125
                                         --------  -----------
    HERSHEY FOODS                           1,385           88
                                         --------  -----------
    HJ HEINZ                                3,360          143
                                         --------  -----------
    KELLOGG                                 3,900          119
                                         --------  -----------
    PEPSI BOTTLING GROUP                    1,350           63
                                         --------  -----------
    PEPSICO                                17,015          829
                                         --------  -----------
    PHILIP MORRIS                          21,200          992
                                         --------  -----------
    RALSTON PURINA GROUP                      825           27
                                         --------  -----------
    SARA LEE                                7,620          170
                                         --------  -----------
    SUPERVALU                               1,180           25
                                         --------  -----------
    SYSCO                                   6,430          155
                                         --------  -----------
    UNILEVER                                5,602          291
                                         --------  -----------
    UST                                     1,865           63
                                         --------  -----------
    WM WRIGLEY JR.                          2,310          116
                                         --------  -----------

    TOTAL FOOD, BEVERAGE & TOBACCO                     $ 5,179
--------------------------------------------------------------------------------


    GAS/NATURAL GAS -- 0.9%
    DYNEGY, CL A                            3,000          108
                                         --------  -----------
    EL PASO                                 4,883          240
                                         --------  -----------
    ENRON                                   7,200          100
                                         --------  -----------
    KEYSPAN                                 1,300           43
                                         --------  -----------
    KINDER MORGAN                           1,100           55
                                         --------  -----------
    NICOR                                     540           21
                                         --------  -----------
    PEOPLES ENERGY                            100            4
                                         --------  -----------
    PRAXAIR                                 1,555           73
                                         --------  -----------
    WILLIAMS                                4,875          141
                                         --------  -----------

    TOTAL GAS/NATURAL GAS                               $  785
--------------------------------------------------------------------------------


                                        October 31, 2001  /   SEMI ANNUAL REPORT

                                           EQUITY INDEX PORTFOLIO (CONTINUED) 75


--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                               SHARES VALUE (000)
--------------------------------------------------------------------------------

    HOTELS & LODGING -- 0.2%
    HILTON HOTELS                           4,120   $       35
                                         --------  -----------
    MARRIOTT INTERNATIONAL, CL A            2,480           78
                                         --------  -----------
    STARWOOD HOTELS & RESORTS WORLDWIDE     1,900           42
                                         --------  -----------

    TOTAL HOTELS & LODGING                           $     155
--------------------------------------------------------------------------------


    HOUSEHOLD PRODUCTS -- 2.3%
    CLOROX                                  2,250           80
                                         --------  -----------
    COLGATE-PALMOLIVE                       5,580          321
                                         --------  -----------
    GILLETTE                               10,100          314
                                         --------  -----------
    KIMBERLY-CLARK                          5,230          290
                                         --------  -----------
    LEGGETT & PLATT                         2,100           46
                                         --------  -----------
    MAYTAG                                    720           20
                                         --------  -----------
    NEWELL RUBBERMAID                       2,800           77
                                         --------  -----------
    PROCTER & GAMBLE                       12,400          915
                                         --------  -----------
    SHERWIN-WILLIAMS                        1,910           47
                                         --------  -----------
    WHIRLPOOL                                 650           38
                                         --------  -----------

    TOTAL HOUSEHOLD PRODUCTS                          $  2,148
--------------------------------------------------------------------------------

    INSURANCE -- 5.0%
    AETNA*                                  1,510           42
                                         --------  -----------
    AFLAC                                   5,150          126
                                         --------  -----------
    ALLSTATE                                7,185          225
                                         --------  -----------
    AMBAC FINANCIAL GROUP                     700           34
                                         --------  -----------
    AMERICAN INTERNATIONAL GROUP           25,196        1,980
                                         --------  -----------
    AON                                     2,430           92
                                         --------  -----------
    CHUBB                                   1,625          111
                                         --------  -----------
    CIGNA                                   1,525          111
                                         --------  -----------
    CINCINNATI FINANCIAL                    1,645           61
                                         --------  -----------
    CONSECO*                                3,200           10
                                         --------  -----------
    HARTFORD FINANCIAL SERVICES GROUP       2,420          131
                                         --------  -----------
    HUMANA*                                   790            9
                                         --------  -----------
    JEFFERSON-PILOT                         1,600           66
                                         --------  -----------
    JOHN HANCOCK FINANCIAL SERVICES         2,950          101
                                         --------  -----------
    LINCOLN NATIONAL                        1,980           84
                                         --------  -----------
    LOEWS                                   1,950           99
                                         --------  -----------
    MARSH & MCLENNAN                        2,607          252
                                         --------  -----------
    MBIA                                    1,400           64
                                         --------  -----------
    METLIFE                                 7,450          200
                                         --------  -----------
    MGIC INVESTMENT                         1,000           52
                                         --------  -----------
    PROGRESSIVE                               720          100
                                         --------  -----------
    SAFECO                                  1,025           32
                                         --------  -----------
    ST PAUL                                 2,104           97
                                         --------  -----------
    TORCHMARK                               1,200           44
                                         --------  -----------
    UNITEDHEALTH GROUP                      2,950          194
                                         --------  -----------
    UNUMPROVIDENT                           2,545           57
                                         --------  -----------
    WELLPOINT HEALTH NETWORKS*                600           67
                                         --------  -----------
    XL CAPITAL, CL A                        1,200          104
                                         --------  -----------

    TOTAL INSURANCE                                    $ 4,545
--------------------------------------------------------------------------------
                                                        MARKET
    DESCRIPTION                             SHARES VALUE (000)
    INTERNET SERVICE PROVIDERS -- 0.1%
    YAHOO                                   5,350  $        58
                                         --------  -----------

    TOTAL INTERNET SERVICE PROVIDERS               $        58
--------------------------------------------------------------------------------

    LEASING & RENTING -- 0.0%
    RYDER SYSTEM                              370            7
                                         --------  -----------

    TOTAL LEASING & RENTING                                $ 7
--------------------------------------------------------------------------------

    MACHINERY -- 0.8%
    BLACK & DECKER                            725           24
                                         --------  -----------
    BRUNSWICK                                 900           16
                                         --------  -----------
    CATERPILLAR                             3,360          150
                                         --------  -----------
    CUMMINS                                   410           13
                                         --------  -----------
    DEERE                                   2,230           82
                                         --------  -----------
    DOVER                                   2,110           70
                                         --------  -----------
    EMERSON ELECTRIC                        4,160          204
                                         --------  -----------
    INGERSOLL-RAND                          1,500           56
                                         --------  -----------
    MCDERMOTT INTERNATIONAL*                  160            2
                                         --------  -----------
    PALL                                      980           20
                                         --------  -----------
    PARKER HANNIFIN                         1,165           42
                                         --------  -----------
    SNAP-ON                                   680           18
                                         --------  -----------
    STANLEY WORKS                           1,000           38
                                         --------  -----------

    TOTAL MACHINERY                                 $      735
--------------------------------------------------------------------------------


    MEASURING DEVICES -- 0.4%
    AGILENT TECHNOLOGIES*                   4,380           98
                                         --------  -----------
    APPLIED BIOSYSTEMS GROUP - APPLERA      2,040           60
                                         --------  -----------
    JOHNSON CONTROLS                          850           61
                                         --------  -----------
    MILLIPORE                                 530           28
                                         --------  -----------
    PERKINELMER                             1,030           28
                                         --------  -----------
    TEKTRONIX*                              1,100           22
                                         --------  -----------
    THERMO ELECTRON*                        1,580           33
                                         --------  -----------

    TOTAL MEASURING DEVICES                            $   330
--------------------------------------------------------------------------------


    MEDICAL PRODUCTS & SERVICES -- 3.8%
    BAUSCH & LOMB                             640           21
                                         --------  -----------
    BAXTER INTERNATIONAL                    5,690          275
                                         --------  -----------
    BECTON DICKINSON                        2,505           90
                                         --------  -----------
    BIOMET                                  1,991           61
                                         --------  -----------
    BOSTON SCIENTIFIC*                      3,810           87
                                         --------  -----------
    CR BARD                                   445           24
                                         --------  -----------
    GUIDANT*                                3,000          125
                                         --------  -----------
    HCA                                     5,360          213
                                         --------  -----------
    HEALTHSOUTH*                            3,110           41
                                         --------  -----------
    JOHNSON & JOHNSON                      28,668        1,660
                                         --------  -----------
    MANOR CARE*                               790           18
                                         --------  -----------
    MEDTRONIC                              11,740          473
                                         --------  -----------
    ST. JUDE MEDICAL*                         840           60
                                         --------  -----------


                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                               SHARES VALUE (000)
--------------------------------------------------------------------------------

    STRYKER                                 1,900   $      107
                                         --------  -----------
    TENET HEALTHCARE*                       3,075          177
                                         --------  -----------
    ZIMMER HOLDINGS*                        1,877           58
                                         --------  -----------

    TOTAL MEDICAL PRODUCTS & SERVICES                $   3,490
--------------------------------------------------------------------------------


    METALS & MINING -- 0.2%
    BARRICK GOLD                            3,855           60
                                         --------  -----------
    FREEPORT-MCMORAN COPPER & GOLD, CL B*   1,830           20
                                         --------  -----------
    HOMESTAKE MINING                        1,540           13
                                         --------  -----------
    INCO*                                   1,905           26
                                         --------  -----------
    NEWMONT MINING                          1,640           38
                                         --------  -----------
    PHELPS DODGE                              908           26
                                         --------  -----------
    PLACER DOME                             2,805           32
                                         --------  -----------

    TOTAL METALS & MINING                           $      215
--------------------------------------------------------------------------------


    MISCELLANEOUS BUSINESS SERVICES-- 1.4%
    AUTOMATIC DATA PROCESSING               6,020          311
                                         --------  -----------
    CENDANT*                                7,450           97
                                         --------  -----------
    CONCORD EFS*                            4,200          115
                                         --------  -----------
    CONVERGYS*                              1,700           48
                                         --------  -----------
    DELUXE                                    640           22
                                         --------  -----------
    FIRST DATA                              3,795          256
                                         --------  -----------
    FISERV*                                 1,800           67
                                         --------  -----------
    FLUOR                                     755           28
                                         --------  -----------
    IMS HEALTH                              3,150           67
                                         --------  -----------
    PAYCHEX                                 3,605          116
                                         --------  -----------
    PITNEY BOWES                            2,380           87
                                         --------  -----------
    ROBERT HALF INTERNATIONAL*              1,700           35
                                         --------  -----------
    TMP WORLDWIDE*                            800           24
                                         --------  -----------

    TOTAL MISCELLANEOUS BUSINESS SERVICES             $  1,273
--------------------------------------------------------------------------------


    PAPER & PAPER PRODUCTS -- 0.6%
    BEMIS                                     560           24
                                         --------  -----------
    BOISE CASCADE                             575           16
                                         --------  -----------
    GEORGIA-PACIFIC GROUP                   2,426           67
                                         --------  -----------
    INTERNATIONAL PAPER                     4,390          157
                                         --------  -----------
    LOUISIANA-PACIFIC                         870            6
                                         --------  -----------
    MEAD                                      905           24
                                         --------  -----------
    PACTIV*                                 1,265           21
                                         --------  -----------
    TEMPLE-INLAND                             450           23
                                         --------  -----------
    WESTVACO NY                               990           24
                                         --------  -----------
    WEYERHAEUSER                            2,200          110
                                         --------  -----------
    WILLAMETTE INDUSTRIES                   1,085           51
                                         --------  -----------

    TOTAL PAPER & PAPER PRODUCTS                    $      523
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                        MARKET
     DESCRIPTION                            SHARES VALUE (000)
--------------------------------------------------------------------------------
    PETROLEUM & FUEL PRODUCTS -- 6.9%
    AMERADA HESS                              970  $        57
                                         --------  -----------
    ANADARKO PETROLEUM                      2,400          137
                                         --------  -----------
    APACHE                                  1,310           68
                                         --------  -----------
    ASHLAND                                   610           25
                                         --------  -----------
    BAKER HUGHES                            3,220          115
                                         --------  -----------
    BURLINGTON RESOURCES                    2,067           77
                                         --------  -----------
    CHEVRONTEXACO                          10,373          919
                                         --------  -----------
    CONOCO                                  6,025          155
                                         --------  -----------
    DEVON ENERGY                            1,250           48
                                         --------  -----------
    EOG RESOURCES                           1,100           39
                                         --------  -----------
    EXXON MOBIL                            65,854        2,598
                                         --------  -----------
    HALLIBURTON                             4,290          106
                                         --------  -----------
    KERR-MCGEE                                900           52
                                         --------  -----------
    NABORS INDUSTRIES*                      1,400           43
                                         --------  -----------
    NOBLE DRILLING*                         1,300           40
                                         --------  -----------
    OCCIDENTAL PETROLEUM                    3,600           91
                                         --------  -----------
    PHILLIPS PETROLEUM                      3,670          200
                                         --------  -----------
    ROWAN*                                  1,060           18
                                         --------  -----------
    ROYAL DUTCH PETROLEUM                  20,025        1,011
                                         --------  -----------
    SCHLUMBERGER                            5,365          260
                                         --------  -----------
    SUNOCO                                    735           28
                                         --------  -----------
    TRANSOCEAN SEDCO FOREX                  2,493           75
                                         --------  -----------
    UNOCAL                                  2,405           77
                                         --------  -----------
    USX-MARATHON GROUP                      3,280           91
                                         --------  -----------

    TOTAL PETROLEUM & FUEL PRODUCTS                   $  6,330
--------------------------------------------------------------------------------

    PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
    EASTMAN KODAK                           2,860           73
                                         --------  -----------
    XEROX                                   6,400           45
                                         --------  -----------
    TOTAL PHOTOGRAPHIC EQUIPMENT & SUPPLIES         $      118

--------------------------------------------------------------------------------

    PRINTING & PUBLISHING -- 0.6%
    DOW JONES                                 825           37
                                         --------  -----------
    GANNETT                                 2,390          151
                                         --------  -----------
    KNIGHT RIDDER                             700           39
                                         --------  -----------
    MCGRAW-HILL                             1,950          103
                                         --------  -----------
    MEREDITH                                  560           18
                                         --------  -----------
    NEW YORK TIMES, CL A                    1,520           63
                                         --------  -----------
    RR DONNELLEY & SONS                     1,105           28
                                         --------  -----------
    TRIBUNE                                 2,977           90
                                         --------  -----------

    TOTAL PRINTING & PUBLISHING                     $      529
--------------------------------------------------------------------------------

    RAILROADS -- 0.4%
    BURLINGTON NORTHERN SANTA FE            3,900          105
                                         --------  -----------
    CSX                                     2,170           73
                                         --------  -----------
    NORFOLK SOUTHERN                        3,775           63
                                         --------  -----------
    UNION PACIFIC                           2,395          125
                                         --------  -----------

    TOTAL RAILROADS                                 $      366
--------------------------------------------------------------------------------


                                        October 31, 2001  /   SEMI ANNUAL REPORT

                                         EQUITY INDEX PORTFOLIO (CONTINUED)   77


--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                               SHARES VALUE (000)
--------------------------------------------------------------------------------

    RETAIL -- 7.3%
    ALBERTSON'S                             4,017    $     128
                                         --------  -----------
    AUTOZONE*                               1,190           70
                                         --------  -----------
    BED BATH & BEYOND*                      3,000           75
                                         --------  -----------
    BEST BUY*                               2,000          110
                                         --------  -----------
    BIG LOTS*                                 540            4
                                         --------  -----------
    CIRCUIT CITY STORES                     2,350           32
                                         --------  -----------
    COSTCO WHOLESALE*                       4,430          168
                                         --------  -----------
    CVS                                     3,740           89
                                         --------  -----------
    DARDEN RESTAURANTS                      1,100           35
                                         --------  -----------
    DILLARD'S, CL A                         1,080           14
                                         --------  -----------
    DOLLAR GENERAL                          3,150           45
                                         --------  -----------
    FAMILY DOLLAR STORES                    1,650           48
                                         --------  -----------
    FEDERATED DEPARTMENT STORES*            2,000           64
                                         --------  -----------
    GAP                                     8,195          107
                                         --------  -----------
    HOME DEPOT                             22,167          847
                                         --------  -----------
    JC PENNEY                               2,500           54
                                         --------  -----------
    K MART*                                 4,930           30
                                         --------  -----------
    KOHL'S*                                 3,250          181
                                         --------  -----------
    KROGER*                                 8,065          197
                                         --------  -----------
    LIMITED                                 4,184           47
                                         --------  -----------
    LOWE'S                                  7,350          251
                                         --------  -----------
    MAY DEPARTMENT STORES                   2,835           89
                                         --------  -----------
    MCDONALD'S                             12,410          324
                                         --------  -----------
    NORDSTROM                               1,175           17
                                         --------  -----------
    OFFICE DEPOT*                           3,300           45
                                         --------  -----------
    RADIOSHACK                              2,075           52
                                         --------  -----------
    SAFEWAY*                                4,855          202
                                         --------  -----------
    SEARS ROEBUCK                           3,150          122
                                         --------  -----------
    STAPLES*                                4,350           63
                                         --------  -----------
    STARBUCKS*                              4,000           68
                                         --------  -----------
    TARGET                                  8,820          275
                                         --------  -----------
    TIFFANY                                 1,600           37
                                         --------  -----------
    TJX                                     2,820           95
                                         --------  -----------
    TOYS `R' US*                            2,090           40
                                         --------  -----------
    TRICON GLOBAL RESTAURANTS*              1,532           78
                                         --------  -----------
    WALGREEN                                9,875          320
                                         --------  -----------
    WAL-MART STORES                        43,070        2,214
                                         --------  -----------
    WENDY'S INTERNATIONAL                   1,235           32
                                         --------  -----------
    WINN-DIXIE STORES                       1,450           16
                                         --------  -----------

    TOTAL RETAIL                                       $ 6,685
--------------------------------------------------------------------------------


    REAL ESTATE INVESTMENT TRUST -- 0.1%
    EQUITY OFFICE PROPERTIES TRUST          3,500          100
                                         --------  -----------

    TOTAL REAL ESTATE INVESTMENT TRUST                 $   100
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        MARKET
    DESCRIPTION                             SHARES VALUE (000)
--------------------------------------------------------------------------------
    RUBBER & PLASTIC -- 0.1%
    COOPER TIRE & RUBBER                      230 $          3
                                         --------  -----------
    GOODYEAR TIRE & RUBBER                  1,545           29
                                         --------  -----------
    SEALED AIR*                               882           35
                                         --------  -----------

    TOTAL RUBBER & PLASTIC                             $    67
--------------------------------------------------------------------------------


    SECURITY BROKERS & DEALERS -- 1.4%
    BEAR STEARNS                            1,000           54
                                         --------  -----------
    CHARLES SCHWAB                         13,528          174
                                         --------  -----------
    LEHMAN BROTHERS HOLDINGS                2,360          147
                                         --------  -----------
    MERRILL LYNCH                           7,870          344
                                         --------  -----------
    MORGAN STANLEY DEAN WITTER             10,700          523
                                         --------  -----------

    TOTAL SECURITY BROKERS & DEALERS                $    1,242
--------------------------------------------------------------------------------


    SEMI-CONDUCTORS/INSTRUMENTS -- 3.9%
    ADVANCED MICRO DEVICES*                 3,400           33
                                         --------  -----------
    ALTERA*                                 3,900           79
                                         --------  -----------
    ANALOG DEVICES*                         3,500          133
                                         --------  -----------
    APPLIED MATERIALS*                      4,370          149
                                         --------  -----------
    APPLIED MICRO CIRCUITS*                 3,000           33
                                         --------  -----------
    BROADCOM, CL A*                         2,200           76
                                         --------  -----------
    CONEXANT SYSTEMS*                       2,300           23
                                         --------  -----------
    INTEL                                  64,500        1,575
                                         --------  -----------
    JDS UNIPHASE*                          12,800          102
                                         --------  -----------
    KLA-TENCOR*                             1,800           74
                                         --------  -----------
    LINEAR TECHNOLOGY                       3,150          122
                                         --------  -----------
    LSI LOGIC*                              3,360           57
                                         --------  -----------
    MAXIM INTEGRATED PRODUCTS*              3,150          144
                                         --------  -----------
    MICRON TECHNOLOGY*                      5,500          125
                                         --------  -----------
    NATIONAL SEMICONDUCTOR*                 1,885           49
                                         --------  -----------
    NOVELLUS SYSTEMS*                       1,400           46
                                         --------  -----------
    PMC - SIERRA*                           1,300           21
                                         --------  -----------
    QLOGIC*                                   900           35
                                         --------  -----------
    SANMINA*                                3,000           45
                                         --------  -----------
    TERADYNE*                               1,700           39
                                         --------  -----------
    TEXAS INSTRUMENTS                      16,430          460
                                         --------  -----------
    THOMAS & BETTS                            565           10
                                         --------  -----------
    VITESSE SEMICONDUCTOR*                  1,700           16
                                         --------  -----------
    XILINX*                                 3,200           97
                                         --------  -----------

    TOTAL SEMI-CONDUCTORS/INSTRUMENTS               $    3,543
--------------------------------------------------------------------------------

    STEEL & STEEL WORKS -- 0.5%
    ALCAN                                   3,295          101
                                         --------  -----------
    ALCOA                                   8,413          272
                                         --------  -----------
    ALLEGHENY TECHNOLOGIES                    765           11
                                         --------  -----------
    NUCOR                                     775           32
                                         --------  -----------
    USX-U.S. STEEL GROUP                      915           13
                                         --------  -----------
    WORTHINGTON INDUSTRIES                    290            4
                                         --------  -----------
    TOTAL STEEL & STEEL WORKS                          $   433
--------------------------------------------------------------------------------

                                           SEMI ANNUAL REPORT / October 31, 2001

                                         78   EQUITY INDEX PORTFOLIO (CONCLUDED)

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                               SHARES VALUE (000)
--------------------------------------------------------------------------------

    TELEPHONES & TELECOMMUNICATIONS -- 5.9%
    ADC TELECOMMUNICATIONS*                 7,700   $       35
                                         --------  -----------
    ALLTEL                                  3,035          173
                                         --------  -----------
    ANDREW*                                   270            5
                                         --------  -----------
    AT&T                                   32,700          499
                                         --------  -----------
    AT&T WIRELESS SERVICES*                20,522          296
                                         --------  -----------
    AVAYA*                                  2,725           24
                                         --------  -----------
    BELLSOUTH                              18,000          666
                                         --------  -----------
    CENTURYTEL                              1,500           47
                                         --------  -----------
    CORNING                                11,470           92
                                         --------  -----------
    NEXTEL COMMUNICATIONS, CL A*            7,490           60
                                         --------  -----------
    QWEST COMMUNICATIONS INTERNATIONAL     16,154          209
                                         --------  -----------
    SBC COMMUNICATIONS                     32,350        1,233
                                         --------  -----------
    SCIENTIFIC-ATLANTA                      1,600           33
                                         --------  -----------
    SPRINT (FON GROUP)                      8,550          171
                                         --------  -----------
    SPRINT (PCS GROUP)*                     9,084          203
                                         --------  -----------
    TELLABS*                                3,985           54
                                         --------  -----------
    VERIZON COMMUNICATIONS                 25,900        1,290
                                         --------  -----------
    WORLDCOM - WORLDCOM GROUP*             27,620          372
                                         --------  -----------

    TOTAL TELEPHONES & TELECOMMUNICATIONS              $ 5,462
--------------------------------------------------------------------------------


    TESTING LABORATORIES -- 0.0%
    QUINTILES TRANSNATIONAL*                1,300           21
                                         --------  -----------

    TOTAL TESTING LABORATORIES                      $       21
--------------------------------------------------------------------------------


    TOYS -- 0.1%
    HASBRO                                  2,000           33
                                         --------  -----------
    MATTEL*                                 4,440           84

    TOTAL TOYS                                       $     117
--------------------------------------------------------------------------------


    TRANSPORTATION SERVICES -- 0.0%
    SABRE HOLDINGS*                         1,206           32
                                         --------  -----------

    TOTAL TRANSPORTATION SERVICES                   $       32
--------------------------------------------------------------------------------


    UTILITIES -- 0.2%
    ENTERGY                                 2,180           85
                                         --------  -----------
    PG&E                                    3,680           66

    TOTAL UTILITIES                                  $     151
--------------------------------------------------------------------------------


    WHOLESALE -- 0.1%
    WW GRAINGER                             1,105           48
--------------------------------------------------------------------------------

    TOTAL WHOLESALE                                 $       48
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $115,558)                                        $91,655
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                        MARKET
    DESCRIPTION                             SHARES VALUE (000)
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
    WACHOVIA CONTRA SHARES*                 2,000  $         1
                                         --------  -----------
TOTAL RIGHTS
(COST $0)                                         $          1
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.9%
(COST $115,558)                                       $ 91,656
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- 0.1%            $      114
--------------------------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 9,461,906 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                              106,765
                                                   -----------
PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 883,134 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               10,642
                                                   -----------
UNDISTRIBUTED NET INVESTMENT INCOME                         70
                                                   -----------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS            (1,805)
                                                   -----------
NET UNREALIZED DEPRECIATION ON INVESTMENTS             (23,902)
                                                   -----------
TOTAL NET ASSETS-- 100.0%                             $ 91,770
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS                $8.87
                                                   -----------
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS A                     $8.85
                                                   -----------
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($8.85 / 95.25%)                      $9.29
                                                   -----------
--------------------------------------------------------------------------------
* Non-income producing security
Cl -- Class
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


October 31, 2001  /   SEMI ANNUAL REPORT

                       This page intentionally left blank.

80       EQUITY PORTFOLIOS


BLUE CHIP EQUITY PORTFOLIO


Management Discussion and Analysis
      Financial markets have had a tough eighteen months since their peak in March 2000. The equity markets in particular have witnessed a collapse in the dot com euphoria, the breakdown of the telecommunication industry, the realization of recession, and a terrorist attack with colossal ramifications. The end result is a market down over 20%. Our ongoing strategy of broadly diversifying the Portfolio across many major market sectors with a long-term investment horizon helped the Portfolio's investments weather the challenges of this recent economic downturn. Throughout this period, we remained focused on our strategy of looking for large-cap companies that are dominant in their markets, have franchise characteristics, solid management teams, and proven records of delivering above-average equity performance.

      At October 31, the Portfolio's largest contributors have been Guidant, Abbott Laboratories, and Procter & Gamble. Each of these equity positions has appreciated over 15% in the last six months. Guidant and Abbott Laboratories are healthcare companies, while Procter & Gamble is a household product company. Each of these companies is defensive in nature, which is why they outperformed the market in this uncertain environment. Investors tend to gravitate toward companies whose products usually aren't affected by a downturn in the economy. CVS, Weatherford International, and Sun Microsystems negatively impacted the Portfolio. Each of these equities fell over 20% in the period. This group of stocks is certainly an eclectic one, without an apparent theme. CVS fell short of earnings guidance, Weatherford was impacted by a drop in energy prices, and Sun Microsystems was a participant in the technology swoon.

      Looking forward, we are cautiously optimistic on the equity markets. Valuations have contracted from lofty levels, the Federal Reserve continues to cut interest rates, and the government is developing a stimulus package. However, investor concerns continue regarding further terrorist attacks and how long it will take for this recession to run its course. We view this weakness as an opportunity to look for investments in large companies with strong business franchises that will drive future equity performance.




[photo omitted]


ALLEN J. ASHCROFT, JR.
CO-PORTFOLIO MANAGER
ALLEN J. ASHCROFT, JR. IS CO-MANAGER, WITH MR. RANDALL, OF THE BLUE CHIP EQUITY PORTFOLIO AND EQUITY INCOME PORTFOLIO, AND IS CO-MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. HE HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1995. MR. ASHCROFT HAS MORE THAN 19 YEARS OF EXPERIENCE IN INVESTMENT RESEARCH AND EQUITY ANALYSIS.



[photo omitted]


CLYDE L. RANDALL II, CFA
CO-PORTFOLIO MANAGER
CLYDE L. RANDALL II IS CO-MANAGER, WITH MR. ASHCROFT, OF THE EQUITY INCOME PORTFOLIO AND BLUE CHIP EQUITY PORTFOLIO, AND IS CO-MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. MR. RANDALL HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1995. HE HAS MORE THAN 13 YEARS OF EXPERIENCE IN INVESTMENT RESEARCH AND EQUITY ANALYSIS, AND IS A CHARTERED FINANCIAL ANALYST.




October 31, 2001  /   SEMI ANNUAL REPORT

                                                   BLUE CHIP EQUITY PORTFOLIO 81

Performance as of October 31, 2001
(Unaudited)


--------------------------------------------------------------------------------
                                       S&P 500    LARGE-CAP     LIPPER
                      INSTL  RETAIL    RETAIL     COMPOSITE     CORE
                      CLASS  CLASS A*  CLASS B*     INDEX   CLASSIFICATION

One year total return -24.91% -25.02% -25.59%     -24.90%      -25.49%
--------------------------------------------------------------------------------

One year total return
with load                --   -28.58%  -29.21%       --            --
--------------------------------------------------------------------------------

Annualized three year
total return           2.02%   1.89%    1.12%      0.04%        -0.27%

Annualized three year
total return with load   --    0.25%    0.17%        --            --

Annualized five year
total return          10.90%  10.74%   10.26%     10.04%         7.54%

Annualized five year
total return with load   --    9.66%    9.99%        --            --

Annualized total return
inception to date     11.68%  11.53%   10.94%        --            --

Annualized total return
inception to date
with load                --   10.56%   10.83%        --            --


  Past performance of the Portfolio is not predictive of future performance. Institutional Class shares were offered beginning April 1, 1996. Retail Class A shares were offered beginning May 16, 1996. Performance for the Retail Class A shares with load reflects the deduction of the 4.75% sales charge. Retail Class B shares were offered beginning July 31, 1998. Performance for Retail Class B shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC).
* Performance shown prior to the actual inception date of the Retail Class A and Retail Class B shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Retail Class A and Retail Class B shares, respectively. The Retail Class A and Retail Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 11.13% without load and 10.13% with load. Annualized performance since actual inception for Retail Class B shares is 0.62% without CDSC and -0.25% with CDSC.

  The performance of the S&P 500 Composite Index does not include operating expenses that are incurred by the Portfolio.


Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

23% TECHNOLOGY
16% FINANCIAL
14% CONSUMER NON-DURABLE
13% CHEMICALS & DRUGS
10% MISCELLANEOUS BUSINESS SERVICES
10% DURABLE GOODS
 7% ENERGY
 5% RELATED PARTY MONEY MARKET PORTFOLIO
 2% COMMERCIAL PAPER


Statement of Net Assets (Unaudited)

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                              SHARES  VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 93.8%

    AEROSPACE & DEFENSE -- 2.5%
    UNITED TECHNOLOGIES                   125,000  $     6,736
                                         --------  -----------

    TOTAL AEROSPACE & DEFENSE                      $     6,736
--------------------------------------------------------------------------------


    BANKS -- 8.2%
    FLEETBOSTON FINANCIAL                 220,000        7,229
                                         --------  -----------
    JP MORGAN CHASE                       200,000        7,072
                                         --------  -----------
    WELLS FARGO                           200,000        7,900

                                         --------  -----------
    TOTAL BANKS                                    $    22,201
--------------------------------------------------------------------------------


    COMMUNICATIONS EQUIPMENT -- 5.1%
    CISCO SYSTEMS*                        200,000        3,384
                                         --------  -----------
    KONINKLIJKE PHILIPS ELECTRONICS       200,000        4,510
                                         --------  -----------
    LUCENT TECHNOLOGIES                   300,000        2,010
                                         --------  -----------
    MOTOROLA                              250,000        4,092
                                         --------  -----------

    TOTAL COMMUNICATIONS EQUIPMENT                  $   13,996
--------------------------------------------------------------------------------


    COMPUTER SOFTWARE -- 2.6%
    MICROSOFT*                            120,000        6,978
                                         --------  -----------

    TOTAL COMPUTER SOFTWARE                         $    6,978
--------------------------------------------------------------------------------


    COMPUTERS & SERVICES -- 7.9%
    CADENCE DESIGN SYSTEMS*               250,000        5,285
                                         --------  -----------
    CELESTICA*                            100,000        3,432
                                         --------  -----------
    INTERNATIONAL BUSINESS MACHINES        50,000        5,403
                                         --------  -----------
    JABIL CIRCUIT*                        205,000        4,346
                                         --------  -----------
    SUN MICROSYSTEMS*                     300,000        3,045
                                         --------  -----------

    TOTAL COMPUTERS & SERVICES                     $    21,511
--------------------------------------------------------------------------------

                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                          SHARES        MARKET
  DESCRIPTION                                        VALUE (000)
--------------------------------------------------------------------------------

 DIVERSIFIED OPERATIONS -- 6.8%
    GENERAL ELECTRIC                      240,000  $     8,738
                                         --------  -----------
    TYCO INTERNATIONAL                    200,000        9,828
                                         --------  -----------

    TOTAL DIVERSIFIED OPERATIONS                   $    18,566
--------------------------------------------------------------------------------

    DRUGS -- 13.2%
    ABBOTT LABORATORIES                   195,000       10,331
                                         --------  -----------
    AMERICAN HOME PRODUCTS                120,000        6,700
                                         --------  -----------
    ELI LILLY                              35,000        2,677
                                         --------  -----------
    GENENTECH*                            125,000        6,531
                                         --------  -----------
    PFIZER                                230,000        9,637
                                         --------  -----------

    TOTAL DRUGS                                    $    35,876
--------------------------------------------------------------------------------

    ENTERTAINMENT -- 2.0%
    AOL TIME WARNER*                      170,000        5,306
                                         --------  -----------

    TOTAL ENTERTAINMENT                            $     5,306
--------------------------------------------------------------------------------

    FINANCIAL SERVICES -- 3.1%
    CITIGROUP                             185,000        8,421
                                         --------  -----------

    TOTAL FINANCIAL SERVICES                       $     8,421
--------------------------------------------------------------------------------

    FOOD, BEVERAGE & TOBACCO -- 5.5%
    KRAFT FOODS, CL A                     225,000        7,594
                                         --------  -----------
    PEPSICO                               150,000        7,306
                                         --------  -----------

    TOTAL FOOD, BEVERAGE & TOBACCO                 $    14,900
--------------------------------------------------------------------------------

    GAS/NATURAL GAS -- 1.6%
    DYNEGY, CL A                          125,000        4,487
                                         --------  -----------

    TOTAL GAS/NATURAL GAS                          $     4,487
--------------------------------------------------------------------------------

    HOUSEHOLD PRODUCTS -- 1.9%
    PROCTER & GAMBLE                       70,000        5,165
                                         --------  -----------

    TOTAL HOUSEHOLD PRODUCTS                       $     5,165
--------------------------------------------------------------------------------

    INSURANCE -- 3.2%
    AMERICAN INTERNATIONAL GROUP          110,000        8,646
                                         --------  -----------

    TOTAL INSURANCE                                $     8,646
-------------------------------------------------------------------------------

    MACHINERY -- 2.2%
    DOVER                                 185,000        6,096
                                         --------  -----------

    TOTAL MACHINERY                                $     6,096
--------------------------------------------------------------------------------

    MEASURING DEVICES -- 1.2%
    AGILENT TECHNOLOGIES*                 150,000        3,341
                                         --------  -----------

    TOTAL MEASURING DEVICES                        $     3,341
--------------------------------------------------------------------------------
                                   SHARES/PRINCIPAL      MARKET
    DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    MEDICAL PRODUCTS & SERVICES -- 2.3%
    GUIDANT*                              150,000  $     6,227
                                         --------  -----------

    TOTAL MEDICAL PRODUCTS & SERVICES              $     6,227
--------------------------------------------------------------------------------


    PETROLEUM & FUEL PRODUCTS -- 5.7%
    EXXON MOBIL                           200,000        7,890
                                         --------  -----------
    WEATHERFORD INTERNATIONAL*            225,000        7,702
                                         --------  -----------

    TOTAL PETROLEUM & FUEL PRODUCTS                 $   15,592
--------------------------------------------------------------------------------

    RETAIL -- 6.5%
    CVS                                   180,000        4,302
                                         --------  -----------
    HOME DEPOT                            175,000        6,690
                                         --------  -----------
    WAL-MART STORES                       130,000        6,682
                                         --------  -----------

    TOTAL RETAIL                                    $   17,674
--------------------------------------------------------------------------------

    SECURITY BROKERS & DEALERS -- 1.8%
    MORGAN STANLEY DEAN WITTER            100,000        4,892
                                         --------  -----------

    TOTAL SECURITY BROKERS & DEALERS               $     4,892
--------------------------------------------------------------------------------

    SEMI-CONDUCTORS/INSTRUMENTS -- 1.5%
    TEXAS INSTRUMENTS                     150,000        4,199
                                         --------  -----------

    TOTAL SEMI-CONDUCTORS/INSTRUMENTS              $     4,199
--------------------------------------------------------------------------------

    STEEL & STEEL WORKS -- 3.0%
    ALCOA                                 250,000        8,068
                                         --------  -----------

    TOTAL STEEL & STEEL WORKS                      $     8,068
--------------------------------------------------------------------------------

    TELEPHONES & TELECOMMUNICATIONS -- 6.0%
    BELLSOUTH                             165,000        6,105
                                         --------  -----------
    CORNING                               500,000        4,030
                                         --------  -----------
    SBC COMMUNICATIONS                    165,000        6,288
                                         --------  -----------

    TOTAL TELEPHONES & TELECOMMUNICATIONS          $    16,423
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
(COST $261,270)                                    $   255,301
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET PORTFOLIO -- 5.0%
    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS (A)            13,450,694       13,451
                                       ----------  -----------

TOTAL RELATED MONEY MARKET PORTFOLIO
(COST $13,451)                                     $    13,451
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.8%

    PROGRESS ENERGY
       3.000%, 01/14/02                    $5,000        4,977
                                         --------  -----------

TOTAL COMMERCIAL PAPER
(COST $4,969)                                      $     4,977
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.6%
(COST $279,690)                                    $   273,729
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (0.6%)         $    (1,591)
--------------------------------------------------------------------------------


October 31, 2001  /   SEMI ANNUAL REPORT

                                       BLUE CHIP EQUITY PORTFOLIO (CONCLUDED) 83


--------------------------------------------------------------------------------

  DESCRIPTION                                      VALUE (000)
--------------------------------------------------------------------------------



NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 12,289,589 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                             $214,494
                                                   -----------

PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 3,375,490 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               50,575
                                                   -----------

PORTFOLIO SHARES OF RETAIL CLASS B
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 780,893 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               16,175
                                                   -----------

UNDISTRIBUTED NET INVESTMENT INCOME                         82
                                                   -----------

ACCUMULATED NET REALIZED LOSS ON INVESTMENTS            (3,227)
                                                   -----------

NET UNREALIZED DEPRECIATION ON INVESTMENTS              (5,961)
                                                   -----------

TOTAL NET ASSETS-- 100.0%                             $272,138
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS              $16.57
--------------------------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                   $16.54
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($16.54 / 95.25%)                    $17.36
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS B                   $16.27
--------------------------------------------------------------------------------
* Non-income producing security
(A) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as adviser of this portfolio. See also Notes to the Financial Statements.
Cl -- Class

The accompanying notes are an integral part of the financial statements.


                                           SEMI ANNUAL REPORT / October 31, 2001


84       EQUITY PORTFOLIOS

CAPITAL GROWTH PORTFOLIO


Management Discussion and Analysis
      Investors may remember 2001 as an emotional roller-coaster ride. A slowing U.S. economy may have been tipped into recession by heinous acts of terrorism. A decline in technology-related capital spending has turned into a rout. A thirty-year record low in the unemployment rate is fast becoming a memory. Corporate earnings are declining at a very rapid rate. Stock market returns are disappointing. But, that's the bad news. The good news is equally riveting. Interest rates are at their lowest levels in decades. Energy prices are falling. Tax rates are declining. Inflation is low and may go lower. Inventory levels are low in many industries. The U.S. economy is set up for a strong recovery. All that is needed is that consumers remain rational and confident. During the summer, we began positioning the Portfolio for an economic recovery. The uncertainty generated by the events of September 11 made us reevaluate our expectations, and our immediate reaction was to raise cash. However, the bold policy responses by the Bush Administration and the Federal Reserve, combined with the behavioral responses of U.S. consumers, have reinforced our prior conclusions regarding an economic recovery. Not only are government officials performing effectively, but resilient consumers are responding rationally to current conditions. Mortgage refinancings are occurring at record rates. Auto sales in October hit an all-time high. Consumers are both reliquifying their balance sheets (e.g., mortgage refinancing) and taking advantage of highly unusual buying opportunities such as zero percent auto financing. This type of consumer behavior suggests that a normal economic rebound can commence once the threat of terrorism recedes.

      Identifying potential growth stocks continues to be a more demanding process than it was during the 1990s. Capital spending is likely to remain depressed for the next several quarters since capital spending is highly correlated to corporate profitability, and corporate profitability may not recover until late 2002. Despite powerful trading rallies, technology remains a problematic investment area. We are carefully building technology positions in areas with superior growth potential; for example, Internet security and wireless telephones. Since September 11, we have added positions in property/casualty insurance (rising insurance rates are likely to persist for years) and in domestic energy producers (as a hedge against instability in the Middle East). In addition, we have expanded our holdings in healthcare and casual dining restaurants. While the economy may not accelerate for several more months, the stock market historically anticipates upturns by a few quarters. We are working to put the Portfolio in the best possible position to take advantage of any upturn in the market.




[photo omitted]


THOMAS D. DEHUDY

PORTFOLIO MANAGER

THOMAS D. DEHUDY IS MANAGER OF THE CAPITAL GROWTH PORTFOLIO. MR. DEHUDY HAS BEEN A PRINCIPAL OF AIA SINCE JANUARY 2001. MR. DEHUDY IS ALSO AN EQUITY ANALYST AND PROVIDES RESEARCH COVERAGE FOR THE TECHNOLOGY SECTOR AND SELECTED CONSUMER CYCLICAL AREAS. HE JOINED AIA FROM LORD ABBETT & COMPANY, WHERE HE HAD BEEN A SENIOR EQUITY ANALYST SINCE 1999. MR. DEHUDY HAS MORE THAN 19 YEARS OF EXPERIENCE IN INVESTMENT RESEARCH, AND IS A CHARTERED FINANCIAL ANALYST.



October 31, 2001  /   SEMI ANNUAL REPORT

                                                     CAPITAL GROWTH PORTFOLIO 85


Performance as of October 31, 2001
(Unaudited)





--------------------------------------------------------------------------------
                                                                          LIPPER
                                                             S&P 500    MULTI-CAP
                             INST'L    RETAIL     RETAIL     COMPOSITE GROWTH FUNDS
                             CLASS     CLASS A*   CLASS B*   INDEX    CLASSIFICATION

One year total return        -34.01%   -34.10%    -34.64%    -24.90%    -43.31%
--------------------------------------------------------------------------------

One year total return
with load                    --        -37.23%    -37.63%    --         --
--------------------------------------------------------------------------------

Annualized three year
total return                 6.79%     6.66%      5.87%      0.04%      2.22%
--------------------------------------------------------------------------------
Annualized three year
total return with load       --        4.95%      4.99%      --         --
--------------------------------------------------------------------------------
Annualized five year
total return                 13.97%    13.78%     12.53%     10.04%     6.16%
--------------------------------------------------------------------------------
Annualized five year
total return with load       --        12.68%     12.28%     --         --
--------------------------------------------------------------------------------
Annualized total return
inception to date            12.29%    11.98%     10.86%     --         --
--------------------------------------------------------------------------------
Annualized total return
inception to date with load  --        11.33%     10.86%     --         --
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance. Institutional Class shares were offered beginning July 16, 1993. Retail Class A shares were offered beginning March 9, 1994. Performance for the Retail Class A shares with load reflects the deduction of the 4.75% sales charge. Retail Class B shares were offered beginning September 14, 1998. Performance for Retail Class B shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC).
* Performance shown prior to the actual inception date of the Retail Class A and Retail Class B shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Retail Class A and Retail Class B shares, respectively. The Retail Class A and Retail Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 11.80% without load and 11.09% with load. Annualized performance since actual inception for Retail Class B shares is 8.69% without CDSC and 7.88% with CDSC.
  The performance of the S&P 500 Composite Index does not include operating expenses that are incurred by the Portfolio.


Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

27% TECHNOLOGY
16% MISCELLANEOUS BUSINESS SERVICES
13% DURABLE GOODS
12% CONSUMER NON-DURABLE
10% CHEMICALS & DRUGS
 9% FINANCIAL
 7% ENERGY
 3% COMMERCIAL PAPER
 2% RELATED PARTY MONEY MARKET PORTFOLIO
 1% REAL ESTATE INVESTMENT TRUSTS


Statement of Net Assets (Unaudited)

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                              SHARES  VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 95.3%

    AUTOMOTIVE -- 4.8%
    LEAR*                                 145,000      $ 4,451
                                         --------  -----------
    MAGNA INTERNATIONAL, CL A              90,000        4,760
                                         --------  -----------

    TOTAL AUTOMOTIVE                                   $ 9,211
--------------------------------------------------------------------------------

    BANKS -- 1.0%
    WELLS FARGO                            50,000        1,975
                                         --------  -----------

    TOTAL BANKS                                        $ 1,975
--------------------------------------------------------------------------------

    BROADCASTING, NEWSPAPERS &
    ADVERTISING -- 0.1%
    LAMAR ADVERTISING*                      5,000          157
                                         --------  -----------

    TOTAL BROADCASTING, NEWSPAPERS
    & ADVERTISING                                       $  157
--------------------------------------------------------------------------------

    BUILDING & CONSTRUCTION -- 8.5%
    CEMEX, ADR                            234,434        5,392
                                         --------  -----------
    CENTEX                                 50,000        1,913
                                         --------  -----------
    DR HORTON                             100,000        2,235
                                         --------  -----------
    LAFARGE NORTH AMERICA                  80,000        2,836
                                         --------  -----------
    LENNAR                                 50,000        1,813
                                         --------  -----------
    TOLL BROTHERS*                         75,000        2,337
                                         --------  -----------

    TOTAL BUILDING & CONSTRUCTION                     $ 16,526
--------------------------------------------------------------------------------

    COMMUNICATIONS EQUIPMENT -- 4.1%
    LUCENT TECHNOLOGIES                   300,000        2,010
                                         --------  -----------
    QUALCOMM*                             120,000        5,894
                                         --------  -----------

    TOTAL COMMUNICATIONS EQUIPMENT                     $ 7,904
--------------------------------------------------------------------------------

                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                               SHARES VALUE (000)
--------------------------------------------------------------------------------
 COMPUTERS & SERVICES -- 9.0%
    CADENCE DESIGN SYSTEMS*               260,000      $ 5,496
                                         --------  -----------
    CELESTICA*                             50,000        1,716
                                         --------  -----------
    CNET NETWORKS*                        135,000          667
                                         --------  -----------
    FREEMARKETS*                          120,000        1,604
                                         --------  -----------
    MENTOR GRAPHICS*                      200,000        3,792
                                         --------  -----------
    VERISIGN*                             105,000        4,065
                                         --------  -----------

    TOTAL COMPUTERS & SERVICES                        $ 17,340
--------------------------------------------------------------------------------

    COMPUTER SOFTWARE -- 6.5%
    COMPUTER ASSOCIATES INTERNATIONAL     150,000        4,638
                                         --------  -----------
    PARAMETRIC TECHNOLOGY*                600,000        4,206
                                         --------  -----------
    SYMANTEC*                              70,000        3,849
                                         --------  -----------

    TOTAL COMPUTER SOFTWARE                           $ 12,693
--------------------------------------------------------------------------------

    DIVERSIFIED OPERATIONS -- 7.2%
    GENERAL ELECTRIC                      215,000        7,828
                                         --------  -----------
    TYCO INTERNATIONAL                    125,000        6,142
                                         --------  -----------

    TOTAL DIVERSIFIED OPERATIONS                      $ 13,970
--------------------------------------------------------------------------------

    DRUGS -- 9.8%
    ABBOTT LABORATORIES                    85,000        4,503
                                         --------  -----------
    CHIRON*                                35,000        1,884
                                         --------  -----------
    ELI LILLY                              28,000        2,142
                                         --------  -----------
    GENVEC*                               150,000          465
                                         --------  -----------
    MEDIMMUNE*                             40,000        1,570
                                         --------  -----------
    PFIZER                                200,000        8,380
                                         --------  -----------

    TOTAL DRUGS                                       $ 18,944
--------------------------------------------------------------------------------

    ELECTRICAL SERVICES -- 3.0%
    CALPINE*                              120,000        2,970
                                         --------  -----------
    MIRANT*                               110,000        2,860
                                         --------  -----------

    TOTAL ELECTRICAL SERVICES                          $ 5,830
--------------------------------------------------------------------------------

    ENTERTAINMENT -- 2.4%
    AOL TIME WARNER*                      150,000        4,682
                                         --------  -----------

    TOTAL ENTERTAINMENT                                $ 4,682
--------------------------------------------------------------------------------


    ENVIRONMENTAL SERVICES -- 0.4%
    WASTE MANAGEMENT                       30,000          735
                                         --------  -----------

    TOTAL ENVIRONMENTAL SERVICES                        $  735
--------------------------------------------------------------------------------


    FINANCIAL SERVICES -- 4.2%
    FREDDIE MAC                           120,000        8,138
                                         --------  -----------

    TOTAL FINANCIAL SERVICES                           $ 8,138
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                               SHARES VALUE (000)
--------------------------------------------------------------------------------

    GAS/NATURAL GAS -- 1.4%
    DYNEGY, CL A                           30,000      $ 1,077
                                         --------  -----------
    ENRON                                 120,000        1,668
                                         --------  -----------

    TOTAL GAS/NATURAL GAS                              $ 2,745
--------------------------------------------------------------------------------

    INSURANCE -- 3.8%
    AMERICAN INTERNATIONAL GROUP           50,000        3,930
                                         --------  -----------
    CHUBB                                  50,000        3,415
                                         --------  -----------

    TOTAL INSURANCE                                    $ 7,345
--------------------------------------------------------------------------------


    MEDICAL PRODUCTS & SERVICES -- 5.5%
    BAXTER INTERNATIONAL                  100,000        4,837
                                         --------  -----------
    JOHNSON & JOHNSON                     100,000        5,791
                                         --------  -----------

    TOTAL MEDICAL PRODUCTS & SERVICES                 $ 10,628
--------------------------------------------------------------------------------


    MISCELLANEOUS BUSINESS SERVICES-- 2.6%
    TMP WORLDWIDE*                        166,000        4,955
                                         --------  -----------

    TOTAL MISCELLANEOUS BUSINESS SERVICES              $ 4,955
--------------------------------------------------------------------------------

    PAPER & PAPER PRODUCTS -- 5.9%
    SMURFIT-STONE CONTAINER*              250,000        3,703
                                         --------  -----------
    TEMPLE-INLAND                          80,000        3,999
                                         --------  -----------
    WESTVACO NY                           150,000        3,683
                                         --------  -----------

    TOTAL PAPER & PAPER PRODUCTS                      $ 11,385
--------------------------------------------------------------------------------

    PETROLEUM & FUEL PRODUCTS -- 2.9%
    ANADARKO PETROLEUM                     40,000        2,282
                                         --------  -----------
    SMITH INTERNATIONAL*                   50,000        2,365
                                         --------  -----------
    WEATHERFORD INTERNATIONAL*             30,000        1,027
                                         --------  -----------

    TOTAL PETROLEUM & FUEL PRODUCTS                    $ 5,674
--------------------------------------------------------------------------------

    REAL ESTATE INVESTMENT TRUSTS -- 1.1%
    HEALTH CARE PROPERTY INVESTORS         50,000        1,861
                                         --------  -----------
    URSTADT BIDDLE PROPERTIES, CL A        25,000          234
                                         --------  -----------

    TOTAL REAL ESTATE INVESTMENT TRUSTS                $ 2,095
--------------------------------------------------------------------------------

    RETAIL -- 3.6%
    BRINKER INTERNATIONAL*                120,000        3,048
                                         --------  -----------
    DARDEN RESTAURANTS                     75,000        2,402
                                         --------  -----------
    STAPLES*                              100,000        1,458
                                         --------  -----------

    TOTAL RETAIL                                       $ 6,908
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


October 31, 2001  /   SEMI ANNUAL REPORT

                                         CAPITAL GROWTH PORTFOLIO (CONCLUDED) 87

--------------------------------------------------------------------------------
                                       SHARES/PRINCIPAL           MARKET
  DESCRIPTION                          AMOUNT (000)          VALUE (000)
--------------------------------------------------------------------------------

    SEMI-CONDUCTORS/INSTRUMENTS -- 1.0%
    INTERSIL, CL A*                        40,000      $ 1,310
                                         --------  -----------
    TEXAS INSTRUMENTS                      25,000          700
                                         --------  -----------

    TOTAL SEMI-CONDUCTORS/INSTRUMENTS                  $ 2,010
--------------------------------------------------------------------------------


   TELEPHONES & TELECOMMUNICATIONS-- 6.5%
    ALLTEL                                100,000        5,714
                                         --------  -----------
    SPRINT (PCS GROUP)*                   200,000        4,460
                                         --------  -----------
    WILLIAMS COMMUNICATIONS GROUP*      1,500,000        2,505
                                         --------  -----------

    TOTAL TELEPHONES & TELECOMMUNICATIONS             $ 12,679
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
(COST $201,265)                                       $184,529
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET PORTFOLIO -- 2.0%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS (A)             3,962,181        3,962
--------------------------------------------------------------------------------

TOTAL RELATED MONEY MARKET PORTFOLIO
(COST $3,962)                                          $ 3,962
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 2.6%

    PROGRESS ENERGY
       3.000%, 01/14/02                    $5,000        4,977
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(COST $4,969)                                          $ 4,977
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.9%
(COST $210,196)                                       $193,468
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- 0.1%                $  123
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  DESCRIPTION                                                VALUE (000)
--------------------------------------------------------------------------------

NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 9,830,357 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                             $165,020
                                                   -----------

PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 2,420,290 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               43,344
                                                   -----------

PORTFOLIO SHARES OF RETAIL CLASS B
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 893,587 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               19,458
                                                   -----------

ACCUMULATED NET REALIZED LOSS ON INVESTMENTS           (17,503)
                                                   -----------

NET UNREALIZED DEPRECIATION ON INVESTMENTS             (16,728)
                                                   -----------

TOTAL NET ASSETS-- 100.0%                             $193,591
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS              $14.79
--------------------------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                   $14.63
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($14.63 / 95.25%)                    $15.36
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS B                   $14.36
--------------------------------------------------------------------------------
*Non-income producing security
(A) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as adviser of this portfolio. See also Notes to the Financial Statements.
ADR -- American Depository Receipt
Cl -- Class
The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------


                                           SEMI ANNUAL REPORT / October 31, 2001

88       EQUITY PORTFOLIOS


MID-CAP EQUITY PORTFOLIO


[photo omitted]


Management Discussion and Analysis
      The ARK Mid-Cap Equity Portfolio managed to navigate through the turbulent markets of the first half of its fiscal year by modestly beating its benchmark, the S&P 400 Mid Cap Index. Our practices of keeping the Portfolio broadly diversified among major economic sectors and of focusing on stock selection proved especially useful in this recent environment of uncertain economic forecasts and high market volatility.

      As has been our practice, most changes made since April were relatively small. We took an opportunity in the summer to initiate positions in independent power companies such as Orion Power and NRG Energy as well as the marketing and trading organization of Aquila. After Reliant Resources offered to acquire Orion Power (a significant contributor to the Portfolio's relative performance), we re-deployed proceeds into other utility names with greater appreciation potential. Sensormatic Electronics was another beneficiary of an acquisition offer. Devon Energy, Aquila, and Convergys led the list of stocks that detracted most from performance during the period.

      In August we saw an opportunity to reduce overweight positions in several financial services companies such as TCF Financial, North Fork Bancorporation, and Zions Bancorporation based on extended valuations. We kept most of the proceeds from the banks and S&Ls in the financial sector by initiating a position in the St. Paul Companies. Some important additions were very interesting company-specific situations such as Hasbro, Edison Schools, Apple Computer, and Owens-Illinois. Finally, we continued our process of pruning small positions across all sectors and re-deploying proceeds into more concentrated positions.

      Looking forward, we expect continued monetary easing and strong fiscal stimulus to prevent a prolonged recession. However, we expect these actions to take some time to stimulate growth, and any vision of sustained economic recovery will be clouded by the potential for additional terrorist attacks. We will continue to take advantage of the plentiful universe of mid-cap stocks to build our arsenal of high-quality companies with competitive advantages. We believe these types of companies should benefit from higher-than-average growth and should outperform peers regardless of outlook or timing for economic recovery.




DAVID G. ROBERTSON

PORTFOLIO MANAGER

DAVID G. ROBERTSON IS MANAGER OF THE MID-CAP EQUITY PORTFOLIO. MR. ROBERTSON HAS BEEN A VICE PRESIDENT OF AIA SINCE NOVEMBER 2000. HE IS ALSO AN EQUITY ANALYST. HE JOINED AIA FROM BLACKROCK, WHERE HE HAD BEEN AN INVESTMENT MANAGER SINCE 1996. MR. ROBERTSON HAS MORE THAN 12 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.



October 31, 2001  /   SEMI ANNUAL REPORT

                                                     MID-CAP EQUITY PORTFOLIO 89


Performance as of October 31, 2001
(Unaudited)
--------------------------------------------------------------------------------
                                                  S&P 400    LIPPER MID-CAP
                             INST'L    RETAIL     MID-CAP    GROWTH FUNDS
                             CLASS     CLASS A*   INDEX      CLASSIFICATION

One year total return        -19.33%   -19.36%    -12.45%    -38.65%
--------------------------------------------------------------------------------

One year total return
with load                    --        -23.18%    --         --
--------------------------------------------------------------------------------

Annualized three year
total return                 12.06%    11.58%     11.75%     7.52%
--------------------------------------------------------------------------------
Annualized three year
total return with load       --        9.78%      --         --
--------------------------------------------------------------------------------
Annualized total return
inception to date            13.72%    13.30%     --         --
--------------------------------------------------------------------------------
Annualized total return
inception to date
with load                    --        12.18%     --         --
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance. Institutional Class shares were offered beginning November 18, 1996. Retail Class A shares were offered beginning September 1, 1999. Performance for the Retail Class A shares with load reflects the deduction of the 4.75% sales charge.
* Performance shown prior to the actual inception date of the Retail Class A shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Retail Class A shares. The Retail Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 5.35% without load and 3.01% with load.

  The performance for the S&P 400 Mid-Cap Index does not include operating expenses that are incurred by the Portfolio.

Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

17% ENERGY
16% RELATED PARTY MONEY MARKET PORTFOLIO
14% TECHNOLOGY
14% FINANCIAL
11% CONSUMER NON-DURABLE
 9% MISCELLANEOUS BUSINESS SERVICES
 9% CHEMICALS & DRUGS
 1% REAL ESTATE INVESTMENT TRUST


Statement of Net Assets (Unaudited)

--------------------------------------------------------------------------------
                                                            MARKET
  DESCRIPTION                               SHARES     VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 84.5%

    AEROSPACE & DEFENSE -- 0.4%
    HUBBELL, CL B                           3,816       $  104
                                         --------  -----------
    NEWPORT NEWS SHIPBUILDING               4,000          277
                                         --------  -----------

    TOTAL AEROSPACE & DEFENSE                           $  381
--------------------------------------------------------------------------------

    APPAREL/TEXTILES -- 0.3%
    JONES APPAREL GROUP*                    0,400          287
                                         --------  -----------

    TOTAL APPAREL/TEXTILES                              $  287
--------------------------------------------------------------------------------

    AUTOMOTIVE -- 3.1%
    AUTONATION*                            50,000          514
                                         --------  -----------
    FEDERAL SIGNAL                          2,882           58
                                         --------  -----------
    HARLEY-DAVIDSON                        20,000          905
                                         --------  -----------
    HARSCO                                  9,800          313
                                         --------  -----------
    LEAR*                                  35,600        1,093
                                         --------  -----------

    TOTAL AUTOMOTIVE                                   $ 2,883
--------------------------------------------------------------------------------

    BANKS -- 8.0%
    ASSOCIATED BANC-CORP                    5,362          185
                                         --------  -----------
    ASTORIA FINANCIAL                       4,000          208
                                         --------  -----------
    BANKNORTH GROUP                        16,500          362
                                         --------  -----------
    CITY NATIONAL                           4,200          172
                                         --------  -----------
    COMPASS BANCSHARES                      9,000          225
                                         --------  -----------
    DIME BANCORP                            9,500          322
                                         --------  -----------
    FIRST TENNESSEE NATIONAL               12,000          415
                                         --------  -----------
    FIRST VIRGINIA BANKS                    4,750          215
                                         --------  -----------
    FIRSTMERIT                             10,000          231
                                         --------  -----------
    GOLDEN STATE BANCORP                   15,000          380
--------------------------------------------------------------------------------


                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                                       MARKET
  DESCRIPTION                               SHARES  VALUE (000)
--------------------------------------------------------------------------------


    GREATER BAY BANCORP                     3,500        $  80
                                         --------  -----------
    GREENPOINT FINANCIAL                    8,200          263
                                         --------  -----------
    HIBERNIA, CL A                         13,500          205
                                         --------  -----------
    INDYMAC BANCORP*                        7,100          182
                                         --------  -----------
    INVESTORS FINANCIAL SERVICES            3,000          159
                                         --------  -----------
    M&T BANK                               11,000          720
                                         --------  -----------
    MARSHALL & ILSLEY                      13,500          792
                                         --------  -----------
    MERCANTILE BANKSHARES                   5,075          194
                                         --------  -----------
    NATIONAL COMMERCE FINANCIAL            19,065          434
                                         --------  -----------
    NORTH FORK BANCORPORATION              20,000          558
                                         --------  -----------
    PACIFIC CENTURY FINANCIAL               4,000           93
                                         --------  -----------
    PROVIDENT FINANCIAL GROUP               3,500           75
                                         --------  -----------
    SILICON VALLEY BANCSHARES*              4,500          105
                                         --------  -----------
    SOVEREIGN BANCORP                      14,600          145
                                         --------  -----------
    TCF FINANCIAL                          16,500          693
                                         --------  -----------
    WILMINGTON TRUST                        1,900          108
                                         --------  -----------

    TOTAL BANKS                                        $ 7,521
--------------------------------------------------------------------------------

    BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.7%
    CATALINA MARKETING*                     2,500           69
                                         --------  -----------
    ENTERCOM COMMUNICATIONS*                2,500           84
                                         --------  -----------
    HISPANIC BROADCASTING*                  9,000          151
                                         --------  -----------
    WESTWOOD ONE*                          15,000          357
                                         --------  -----------

    TOTAL BROADCASTING, NEWSPAPERS
    & ADVERTISING                                       $  661
--------------------------------------------------------------------------------

    BUILDING & CONSTRUCTION -- 1.7%
    AMERICAN STANDARD*                      6,000          347
                                         --------  -----------
    CEMEX, ADR                             31,415          723
                                         --------  -----------
    DYCOM INDUSTRIES*                       3,000           36
                                         --------  -----------
    JACOBS ENGINEERING GROUP*               2,200          144
                                         --------  -----------
    MARTIN MARIETTA MATERIALS               5,000          200
                                         --------  -----------
    VULCAN MATERIALS                        3,925          163
                                         --------  -----------

    TOTAL BUILDING & CONSTRUCTION                      $ 1,613
--------------------------------------------------------------------------------

    CHEMICALS -- 0.5%
    CABOT                                   5,000          167
                                         --------  -----------
    LYONDELL CHEMICAL                      10,000          133
                                         --------  -----------
    SOLUTIA                                11,700          140
                                         --------  -----------

    TOTAL CHEMICALS                                     $  440
--------------------------------------------------------------------------------

    COMMUNICATIONS EQUIPMENT -- 2.0%
    ADVANCED FIBRE COMMUNICATION*          10,000          186
                                         --------  -----------
    L-3 COMMUNICATIONS HOLDINGS*            3,000          261
                                         --------  -----------
    MACROVISION*                            6,000          148
                                         --------  -----------
    PLANTRONICS*                           52,500        1,091
                                         --------  -----------
    POLYCOM*                                6,000          180
                                         --------  -----------

    TOTAL COMMUNICATIONS EQUIPMENT                     $ 1,866
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            MARKET
  DESCRIPTION                               SHARES     VALUE (000)
--------------------------------------------------------------------------------

    COMPUTER SOFTWARE -- 2.1%
    CHOICEPOINT*                            3,000       $  128
                                         --------  -----------
    DENDRITE INTERNATIONAL*                50,000          496
                                         --------  -----------
    SYMANTEC*                              20,000        1,100
                                         --------  -----------
    SYNOPSYS*                               6,000          282
                                         --------  -----------

    TOTAL COMPUTER SOFTWARE                            $ 2,006
--------------------------------------------------------------------------------

    COMPUTERS & SERVICES -- 6.5%
    AFFILIATED COMPUTER SERVICES, CL A*     3,500          308
                                         --------  -----------
    AMERICAN POWER CONVERSION*             15,500          199
                                         --------  -----------
    APPLE COMPUTER*                        40,000          702
                                         --------  -----------
    CADENCE DESIGN SYSTEMS*                57,000        1,205
                                         --------  -----------
    CDW COMPUTER CENTERS*                  10,000          460
                                         --------  -----------
    CERIDIAN*                              16,500          272
                                         --------  -----------
    DIEBOLD                                 3,854          140
                                         --------  -----------
    DST SYSTEMS*                           13,500          553
                                         --------  -----------
    JABIL CIRCUIT*                         50,000        1,060
                                         --------  -----------
    SCI SYSTEMS*                           19,900          404
                                         --------  -----------
    SUNGARD DATA SYSTEMS*                  30,000          756
                                         --------  -----------

    TOTAL COMPUTERS & SERVICES                         $ 6,059
--------------------------------------------------------------------------------

    CONTAINERS & PACKAGING -- 1.3%
    OWENS-ILLINOIS*                       200,000        1,220
                                         --------  -----------

    TOTAL CONTAINERS & PACKAGING                       $ 1,220
--------------------------------------------------------------------------------

    DIVERSIFIED OPERATIONS -- 0.6%
    KAYDON                                  2,200           42
                                         --------  -----------
    PENTAIR                                 1,574           50
                                         --------  -----------
    SPX*                                    3,000          299
                                         --------  -----------
    TELEFLEX                                3,200          128
                                         --------  -----------
    TRINITY INDUSTRIES                      3,200           80
                                         --------  -----------

    TOTAL DIVERSIFIED OPERATIONS                        $  599
--------------------------------------------------------------------------------

    DRUGS -- 8.4%
    AMERISOURCEBERGEN*                     11,141          708
                                         --------  -----------
    BARR LABORATORIES*                      4,000          291
                                         --------  -----------
    BIOGEN*                                10,000          550
                                         --------  -----------
    COR THERAPEUTICS*                       2,500           56
                                         --------  -----------
    GENZYME*                               25,048        1,351
                                         --------  -----------
    ICN PHARMACEUTICALS                     5,000          121
                                         --------  -----------
    IDEC PHARMACEUTICALS*                  27,000        1,619
                                         --------  -----------
    IVAX*                                  18,750          385
                                         --------  -----------
    MEDIMMUNE*                             11,100          436
                                         --------  -----------
    MILLENNIUM PHARMACEUTICALS*            29,000          738
                                         --------  -----------
    MYLAN LABORATORIES                     15,000          553
                                         --------  -----------
    PERRIGO*                                6,050           89
                                         --------  -----------
    PROTEIN DESIGN LABS*                   17,000          561
                                         --------  -----------
    SEPRACOR*                               9,300          441
                                         --------  -----------

    TOTAL DRUGS                                        $ 7,899
--------------------------------------------------------------------------------


October 31, 2001  /   SEMI ANNUAL REPORT

                                         MID-CAP EQUITY PORTFOLIO (CONTINUED) 91


--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                              SHARES  VALUE (000)
--------------------------------------------------------------------------------

    ELECTRICAL SERVICES -- 9.4%
    AES*                                   35,000       $  485
                                         --------  -----------
    ALLEGHENY ENERGY                        6,229          228
                                         --------  -----------
    ALLETE                                  8,450          186
                                         --------  -----------
    ALLIANT ENERGY                          5,500          162
                                         --------  -----------
    AQUILA*                                51,000          936
                                         --------  -----------
    CALPINE*                               40,000          990
                                         --------  -----------
    CLECO                                   5,600          113
                                         --------  -----------
    CONECTIV                                8,687          205
                                         --------  -----------
    CONSTELLATION ENERGY GROUP             30,000          671
                                         --------  -----------
    DPL                                    10,000          230
                                         --------  -----------
    HAWAIIAN ELECTRIC INDUSTRIES            4,775          178
                                         --------  -----------
    IDACORP                                 4,350          165
                                         --------  -----------
    NRG ENERGY*                            90,000        1,590
                                         --------  -----------
    NSTAR                                   5,000          206
                                         --------  -----------
    OGE ENERGY                              6,106          132
                                         --------  -----------
    POTOMAC ELECTRIC POWER                 12,550          269
                                         --------  -----------
    PUBLIC SERVICE OF NEW MEXICO            4,400          108
                                         --------  -----------
    PUGET ENERGY                            6,200          118
                                         --------  -----------
    SCANA                                  11,950          308
                                         --------  -----------
    SIERRA PACIFIC RESOURCES                9,400          136
                                         --------  -----------
    TECO ENERGY                            11,872          306
                                         --------  -----------
    UTILICORP UNITED                        9,425          279
                                         --------  -----------
    WESTERN RESOURCES                       7,500          123
                                         --------  -----------
    WISCONSIN ENERGY                       13,600          302
                                         --------  -----------
    XCEL ENERGY                            15,000          424
                                         --------  -----------

    TOTAL ELECTRICAL SERVICES                          $ 8,850
--------------------------------------------------------------------------------

   ELECTRICAL TECHNOLOGY -- 0.2%
    ENERGIZER HOLDINGS*                    10,000          165
                                         --------  -----------

    TOTAL ELECTRICAL TECHNOLOGY                         $  165
--------------------------------------------------------------------------------

    ENTERTAINMENT -- 0.7%
    INTERNATIONAL GAME TECHNOLOGY*          6,600          337
                                         --------  -----------
    MANDALAY RESORT GROUP*                  7,500          124
                                         --------  -----------
    PARK PLACE ENTERTAINMENT*              30,000          215
                                         --------  -----------

    TOTAL ENTERTAINMENT                                 $  676
--------------------------------------------------------------------------------

   FINANCIAL SERVICES -- 1.5%
    AG EDWARDS                              8,018          317
                                         --------  -----------
    DUN & BRADSTREET*                       4,000          125
                                         --------  -----------
    INVESTMENT TECHNOLOGY GROUP*            5,000          322
                                         --------  -----------
    LABRANCHE*                              6,500          188
                                         --------  -----------
    LEGG MASON                              4,600          194
                                         --------  -----------
    WADDELL & REED FINANCIAL, CL A         10,000          255
                                         --------  -----------

    TOTAL FINANCIAL SERVICES                           $ 1,401
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         MARKET
  DESCRIPTION                               SHARES  VALUE (000)
--------------------------------------------------------------------------------

    FOOD, BEVERAGE & TOBACCO -- 2.4%
    DEAN FOODS                              3,575       $  160
                                         --------  -----------
    HORMEL FOODS                            7,600          182
                                         --------  -----------
    MCCORMICK                               5,750          252
                                         --------  -----------
    PEPSIAMERICAS                          15,300          200
                                         --------  -----------
    RJ REYNOLDS TOBACCO HOLDINGS           10,000          560
                                         --------  -----------
    SUIZA FOODS*                            2,500          147
                                         --------  -----------
    TOOTSIE ROLL INDUSTRIES                 2,575           94
                                         --------  -----------
    TYSON FOODS, CL A                      64,891          635
                                         --------  -----------

    TOTAL FOOD, BEVERAGE & TOBACCO                     $ 2,230
--------------------------------------------------------------------------------

    GAS/NATURAL GAS -- 1.0%
    ENRON                                  70,000          973
                                         --------  -----------

    TOTAL GAS/NATURAL GAS                               $  973
--------------------------------------------------------------------------------

    HOUSEHOLD PRODUCTS -- 0.2%
    DIAL                                   10,700          178
                                         --------  -----------

    TOTAL HOUSEHOLD PRODUCTS                            $  178
--------------------------------------------------------------------------------

    INSURANCE -- 4.4%
    AFLAC                                  10,920          267
                                         --------  -----------
    ALLMERICA FINANCIAL                     9,000          351
                                         --------  -----------
    AMERICAN FINANCIAL GROUP                4,500          100
                                         --------  -----------
    ARTHUR J. GALLAGHER                     8,400          307
                                         --------  -----------
    EVEREST RE GROUP                        4,000          267
                                         --------  -----------
    FIRST HEALTH GROUP*                     5,600          151
                                         --------  -----------
    HCC INSURANCE HOLDINGS                  2,500           69
                                         --------  -----------
    HEALTH NET*                            10,000          219
                                         --------  -----------
    MONY GROUP                              5,000          151
                                         --------  -----------
    OLD REPUBLIC INTERNATIONAL             10,000          254
                                         --------  -----------
    OXFORD HEALTH PLANS*                   11,400          269
                                         --------  -----------
    PACIFICARE HEALTH SYSTEMS*              3,153           52
                                         --------  -----------
    PMI GROUP                               2,550          141
                                         --------  -----------
    PROTECTIVE LIFE                         4,900          135
                                         --------  -----------
    RADIAN GROUP                            6,000          203
                                         --------  -----------
    ST. PAUL                               20,000          918
                                         --------  -----------
    UNITRIN                                 5,000          193
                                         --------  -----------
    WILLIS GROUP HOLDINGS*                  5,000          116
                                         --------  -----------

    TOTAL INSURANCE                                    $ 4,163
--------------------------------------------------------------------------------

    LEISURE PRODUCTS -- 1.0%
    CALLAWAY GOLF                           9,000          129
                                         --------  -----------
    ELECTRONIC ARTS*                       15,500          798
                                         --------  -----------

    TOTAL LEISURE PRODUCTS                              $  927
--------------------------------------------------------------------------------


                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                                            MARKET
  DESCRIPTION                               SHARES     VALUE (000)
--------------------------------------------------------------------------------

    MACHINERY -- 0.7%
    COOPER CAMERON*                         7,000       $  273
                                         --------  -----------
    DONALDSON                               2,200           69
                                         --------  -----------
    GRANT PRIDECO*                         15,000          136
                                         --------  -----------
    LAM RESEARCH*                           7,500          142
                                         --------  -----------

    TOTAL MACHINERY                                     $  620
--------------------------------------------------------------------------------

    MEASURING DEVICES -- 1.3%
    BECKMAN COULTER                         4,500          191
                                         --------  -----------
    WATERS*                                30,000        1,065
                                         --------  -----------

    TOTAL MEASURING DEVICES                            $ 1,256
--------------------------------------------------------------------------------

    MEDICAL PRODUCTS & SERVICES -- 2.6%
    APOGENT TECHNOLOGIES*                   7,800          183
                                         --------  -----------
    DENTSPLY INTERNATIONAL                  3,900          175
                                         --------  -----------
    EXPRESS SCRIPTS*                        8,000          328
                                         --------  -----------
    GILEAD SCIENCES*                        7,000          440
                                         --------  -----------
    HEALTH MANAGEMENT ASSOCIATES, CL A*    25,000          487
                                         --------  -----------
    LINCARE HOLDINGS*                       6,400          164
                                         --------  -----------
    OMNICARE                               11,000          219
                                         --------  -----------
    ORATEC INTERVENTIONS*                   5,000           31
                                         --------  -----------
    STERIS*                                 5,300          119
                                         --------  -----------
    TRIGON HEALTHCARE*                      4,000          246
                                         --------  -----------

    TOTAL MEDICAL PRODUCTS & SERVICES                  $ 2,392
--------------------------------------------------------------------------------

    MISCELLANEOUS BUSINESS SERVICES-- 1.2%
    BISYS GROUP*                           12,600          655
                                         --------  -----------
    CENDANT*                               13,280          172
                                         --------  -----------
    MANPOWER                                7,000          200
                                         --------  -----------
    VIAD                                    6,900          135
                                         --------  -----------

    TOTAL MISCELLANEOUS BUSINESS SERVICES              $ 1,162
--------------------------------------------------------------------------------

    OFFICE FURNITURE & FIXTURES -- 0.3%
    HILLENBRAND INDUSTRIES                  6,000          318
                                         --------  -----------

    TOTAL OFFICE FURNITURE & FIXTURES                   $  318
--------------------------------------------------------------------------------

    PAPER & PAPER PRODUCTS -- 1.2%
    BOWATER                                12,650          566
                                         --------  -----------
    RAYONIER                                2,100           90
                                         --------  -----------
    TEMPLE-INLAND                          10,000          500
                                         --------  -----------

    TOTAL PAPER & PAPER PRODUCTS                       $ 1,156
--------------------------------------------------------------------------------

    PETROLEUM & FUEL PRODUCTS -- 6.7%
    BJ SERVICES*                           17,600          450
                                         --------  -----------
    DEVON ENERGY                           20,000          766
                                         --------  -----------
    ENSCO INTERNATIONAL                    15,500          307
                                         --------  -----------
    GLOBAL MARINE*                         14,075          227
                                         --------  -----------
    HELMERICH & PAYNE                      11,000          334
                                         --------  -----------
    MURPHY OIL                              2,400          191
                                         --------  -----------

--------------------------------------------------------------------------------
                                                         MARKET
  DESCRIPTION                            SHARES     VALUE (000)
--------------------------------------------------------------------------------

    NOBLE AFFILIATES                        4,400       $  163
                                         --------  -----------
    OCEAN ENERGY                           12,000          219
                                         --------  -----------
    PRIDE INTERNATIONAL*                    6,500           84
                                         --------  -----------
    QUESTAR                                 5,800          128
                                         --------  -----------
    SMITH INTERNATIONAL*                    5,200          246
                                         --------  -----------
    TIDEWATER                               4,855          147
                                         --------  -----------
    VARCO INTERNATIONAL*                   11,000          165
                                         --------  -----------
    WEATHERFORD INTERNATIONAL*             15,000          513
                                         --------  -----------
    XTO ENERGY                            127,750        2,299
                                         --------  -----------

    TOTAL PETROLEUM & FUEL PRODUCTS                    $ 6,239
--------------------------------------------------------------------------------


    PRINTING & PUBLISHING -- 1.0%
    HARTE-HANKS                             5,000          117
                                         --------  -----------
    READER'S DIGEST ASSOCIATION, CL A       7,500          133
                                         --------  -----------
    VALASSIS COMMUNICATIONS*                5,800          181
                                         --------  -----------
    WASHINGTON POST, CL B                     950          485
                                         --------  -----------

    TOTAL PRINTING & PUBLISHING                         $  916
--------------------------------------------------------------------------------


    PROFESSIONAL SERVICES -- 2.0%
    APOLLO GROUP, CL A*                    10,500          427
                                         --------  -----------
    DEVRY*                                 20,000          539
                                         --------  -----------
    EDISON SCHOOLS*                        50,000          943
                                         --------  -----------

    TOTAL PROFESSIONAL SERVICES                        $ 1,909
--------------------------------------------------------------------------------


    REAL ESTATE INVESTMENT TRUST -- 0.6%
    ARCHSTONE-SMITH TRUST                  25,000          605
                                         --------  -----------

    TOTAL REAL ESTATE INVESTMENT TRUST                  $  605
--------------------------------------------------------------------------------


    RETAIL -- 2.7%
    ABERCROMBIE & FITCH, CL A*             10,975          207
                                         --------  -----------
    BJ'S WHOLESALE CLUB*                    6,000          305
                                         --------  -----------
    BRINKER INTERNATIONAL*                  7,273          185
                                         --------  -----------
    CBRL GROUP                              3,500           88
                                         --------  -----------
    DOLLAR TREE STORES*                     7,750          174
                                         --------  -----------
    FAMILY DOLLAR STORES                   18,000          519
                                         --------  -----------
    FASTENAL                                1,650           97
                                         --------  -----------
    LANDS' END*                             3,350          107
                                         --------  -----------
    LONGS DRUG STORES                      20,000          455
                                         --------  -----------
    OUTBACK STEAKHOUSE*                     5,700          164
                                         --------  -----------
    TECH DATA*                              4,500          192
                                         --------  -----------

    TOTAL RETAIL                                       $ 2,493
--------------------------------------------------------------------------------


October 31, 2001  /   SEMI ANNUAL REPORT

                                         MID-CAP EQUITY PORTFOLIO (CONCLUDED) 93


--------------------------------------------------------------------------------
                                                         MARKET
  DESCRIPTION                              SHARES   VALUE (000)
--------------------------------------------------------------------------------

    SEMI-CONDUCTORS/INSTRUMENTS -- 2.5%
    CYPRESS SEMICONDUCTOR*                 15,250       $  301
                                         --------  -----------
    KEMET*                                 10,000          179
                                         --------  -----------
    MICROCHIP TECHNOLOGY*                  17,250          539
                                         --------  -----------
    NVIDIA*                                10,800          463
                                         --------  -----------
    RF MICRO DEVICES*                      12,600          258
                                         --------  -----------
    SEMTECH*                               10,000          378
                                         --------  -----------
    TRIQUINT SEMICONDUCTOR*                13,753          243
                                         --------  -----------

    TOTAL SEMI-CONDUCTORS/INSTRUMENTS                  $ 2,361
--------------------------------------------------------------------------------

    STEEL & STEEL WORKS -- 0.5%
    AK STEEL HOLDING                       43,500          396
                                         --------  -----------
    PRECISION CASTPARTS                     2,100           48
                                         --------  -----------

    TOTAL STEEL & STEEL WORKS                           $  444
--------------------------------------------------------------------------------

    TELEPHONES & TELECOMMUNICATIONS -- 0.8%
    BROADWING*                             17,700          164
                                         --------  -----------
    TELEPHONE & DATA SYSTEMS                6,400          563
                                         --------  -----------

    TOTAL TELEPHONES & TELECOMMUNICATIONS               $  727
--------------------------------------------------------------------------------

    TESTING LABORATORIES -- 1.1%
    INCYTE GENOMICS*                        5,000           75
                                         --------  -----------
    QUEST DIAGNOSTICS*                     14,000          915
                                         --------  -----------

    TOTAL TESTING LABORATORIES                          $  990
--------------------------------------------------------------------------------


    TOYS -- 1.2%
    HASBRO                                 70,000        1,160
                                         --------  -----------

    TOTAL TOYS                                         $ 1,160
--------------------------------------------------------------------------------

    TRANSPORTATION SERVICES -- 1.2%
    C.H. ROBINSON WORLDWIDE                11,000          294
                                         --------  -----------
    EXPEDITORS INTERNATIONAL WASHINGTON     5,600          253
                                         --------  -----------
    GATX                                   22,550          596
                                         --------  -----------

    TOTAL TRANSPORTATION SERVICES                      $ 1,143
--------------------------------------------------------------------------------

    UTILITIES -- 0.5%
    AMERICAN WATER WORKS                   11,200          455
                                         --------  -----------

    TOTAL UTILITIES                                     $  455
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
(COST $76,236)                                         $79,344
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       MARKET
  DESCRIPTION                              SHARES   VALUE (000)
--------------------------------------------------------------------------------

WARRANTS -- 0.0%
    DIME BANCORP* (A)                       9,500         $  2
                                         --------  -----------

TOTAL WARRANTS
(COST $0)                                                 $  2
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET PORTFOLIO -- 16.0%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS (B)            14,968,063       14,968
                                       ----------  -----------

TOTAL RELATED MONEY MARKET PORTFOLIO
(COST $14,968)                                         $14,968
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.5%
(COST $91,204)                                         $94,314
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES, NET-- (0.5)%              $ (457)
--------------------------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 7,557,090 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               86,685
                                                   -----------

PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 395,705 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                6,030
                                                   -----------

ACCUMULATED NET REALIZED LOSS ON INVESTMENTS            (1,968)
                                                   -----------

NET UNREALIZED APPRECIATION ON INVESTMENTS               3,110
                                                   -----------

TOTAL NET ASSETS-- 100.0%                              $93,857
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS              $11.80
--------------------------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                   $11.77
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($11.77 / 95.25%)                    $12.36
--------------------------------------------------------------------------------
*Non-income producing security.
(A) These warrants represent a potential settlement in a legal claim. There is no strike price or expiration date for these warrants.
(B) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as adviser of this portfolio. See also Notes to the Financial Statements.
ADR -- American Depository Receipt
Cl -- Class
The accompanying notes are an integral part of the financial statements.


                                           SEMI ANNUAL REPORT / October 31, 2001

94       EQUITY PORTFOLIOS


SMALL-CAP EQUITY PORTFOLIO


[photo omitted]


Management Discussion and Analysis
      Events of September 11, 2001 further weakened a United States economy that was "softening" throughout the last year and turned what was thought to be a mild slowdown into a more serious affair. A dramatic drop in airline and vacation travel, announcements of massive job layoffs, and threats of bio-terrorist contamination all served to make consumers more hesitant about spending, although zero percent financing on new cars helped to tempt many buyers.

      The ARK Small-Cap Equity Portfolio witnessed declines in asset value, but held up better than many of its peers due to a more conservative investment strategy undertaken last spring. Specifically, significant positions in technology and telecommunications were reduced with the proceeds going into the financial, healthcare, and consumer non-durable sectors. Wendy's International, Lone Star Steakhouse, and Petsmart were added in the expectation of higher consumer spending on less expensive merchandise. Several bank stocks were included, particularly Sovereign Bancorp in the savings and loan area. Post Properties, a real estate investment trust (REIT), was included because of the company's defensive nature. Triad Hospitals, Sunrise Assisted Living, and Health Net were also added to the healthcare positions. The technology weighting of the Portfolio stands at about 11% -- much lower than the 28% technology weighting of the Russell 2000 Growth Index.

      Stock market volatility will continue through this year, but we feel economic activity and order patterns will begin to improve in the second quarter of 2002. Since the stock market is a discounting mechanism, equity performance should start to recover in earnest late this year. Historically, the best performers coming out of a recession have been small-cap stocks, and we see no reason to doubt that this will occur in 2002.


H. GILES KNIGHT

PORTFOLIO MANAGER

H. GILES KNIGHT IS MANAGER OF THE SMALL-CAP EQUITY PORTFOLIO AND IS MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. HE HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A SENIOR VICE PRESIDENT OF ALLFIRST SINCE 1995. MR. KNIGHT HAS MORE THAN 30 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.

October 31, 2001  /   SEMI ANNUAL REPORT

                                                   SMALL-CAP EQUITY PORTFOLIO 95


Performance as of October 31, 2001
(Unaudited)


                                                                          FRANK           LIPPER
                                                             RUSSELL      RUSSELL         MID-CAP
                             INST'L    RETAIL     RETAIL     2000         2000            GROWTH FUNDS
                             CLASS     CLASS A*   CLASS B*   GROWTH INDEX INDEX           CLASSIFICATION

One year total return        -14.59%   -14.72%    -15.55%    -31.50%      -12.70%          -38.65%
------------------------------------------------------------------------------------------------------------

One year total return
with load                        --    -18.75%    -19.77%        --           --               --
-------------------------------------------------------------------------------------------------------------

Annualized three year
total return                  31.19%    31.10%     30.51%      0.95%         5.59%           7.52%
-------------------------------------------------------------------------------------------------------------
Annualized three year
total return with load           --     29.00%     29.92%        --           --               --
-------------------------------------------------------------------------------------------------------------
Annualized five year
total return                  19.84%    19.66%     18.82%      0.96%         6.07%           5.31%
-------------------------------------------------------------------------------------------------------------
Annualized five year
total return with load           --     18.51%     18.62%        --           --               --
-------------------------------------------------------------------------------------------------------------
Annualized total return
inception to date             20.94%    20.69%     19.70%        --           --               --
-------------------------------------------------------------------------------------------------------------
Annualized total return
inception to date with load      --     19.76%     19.70%        --           --               --
-------------------------------------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance. Institutional Class shares were offered beginning July 13, 1995. Retail Class A shares were offered beginning May 16, 1996. Performance for Retail Class A shares with load reflects the deduction of the 4.75% sales charge. Retail Class B shares were offered beginning February 20, 2001. Performance for Retail Class B shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC).
* Performance shown prior to the actual inception date of the Retail Class A and Retail Class B shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Retail Class A shares and Retail Class B shares. The Retail Class A and Retail Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 14.66% without load and 13.64% with load. Cumulative performance since actual inception for Retail Class B shares is -11.43% without CDSC and -15.86% with CDSC.
  The performance of the Frank Russell 2000 Growth Index and the Frank Russell 2000 Index does not include operating expenses that are incurred by the Portfolio.
  Lipper has reclassified the Small-Cap Equity Portfolio into its new mid-cap comparison category.

Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

24% MISCELLANEOUS BUSINESS SERVICES
16% RELATED PARTY MONEY MARKET PORTFOLIO
14% FINANCIAL
12% CONSUMER NON-DURABLE
11% TECHNOLOGY
 9% DURABLE GOODS
 6% REAL ESTATE INVESTMENT TRUST
 5% ENERGY
 3% CHEMICALS & DRUGS


Statement of Net Assets (Unaudited)

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                              SHARES  VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 84.7%

    AEROSPACE & DEFENSE -- 4.4%
    ALLIANT TECHSYSTEMS*                   33,000      $ 2,880
                                         --------  ------------
    FAIRCHILD, CL A*                      335,700          739
                                         --------  -----------
    TELEDYNE TECHNOLOGIES*                163,200        2,476
                                         --------  -----------

    TOTAL AEROSPACE & DEFENSE                          $ 6,095
--------------------------------------------------------------------------------

    AIR TRANSPORTATION -- 4.2%
    MESA AIR GROUP*                       212,500        1,137
                                         --------  ------------
    SKYWEST                               250,000        4,575
                                         --------  -----------

    TOTAL AIR TRANSPORTATION                           $ 5,712
--------------------------------------------------------------------------------

    BANKS -- 4.2%
    FIRST MARINER BANCORP*                 35,000          278
                                         --------  -----------
    IBERIABANK                             57,000        1,581
                                         --------  -----------
    LOCAL FINANCIAL*                       72,200          892
                                         --------  -----------
    MUTUALFIRST FINANCIAL                  75,000        1,125
                                         --------  -----------
    WEBSTER FINANCIAL                      63,000        1,912
                                         --------  -----------

    TOTAL BANKS                                        $ 5,788
--------------------------------------------------------------------------------

    COMPUTERS & SERVICES -- 1.4%
    HPL TECHNOLOGIES*                      40,000          471
                                         --------  ------------
    TRIZETTO GROUP*                       150,000        1,455
                                         --------  -----------

    TOTAL COMPUTERS & SERVICES                         $ 1,926
--------------------------------------------------------------------------------


                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                                         MARKET
  DESCRIPTION                              SHARES   VALUE (000)
--------------------------------------------------------------------------------
 DRUGS -- 2.9%
    AVIRON*                                92,500      $ 3,080
                                         --------  -----------
    PERRIGO*                                2,400           35
                                         --------  -----------
    PHARMACEUTICAL RESOURCES*              24,900          854
                                         --------  -----------

    TOTAL DRUGS                                        $ 3,969
--------------------------------------------------------------------------------

    FINANCIAL SERVICES -- 3.2%
    BLACKROCK*                             30,000        1,297
                                          --------  ----------
    EATON VANCE                            48,700        1,368
                                         --------  -----------
    FRIEDMAN BILLINGS RAMSEY GROUP, CL A* 140,500          674
                                         --------  -----------
    WADDELL & REED FINANCIAL, CL A         40,000        1,020

    TOTAL FINANCIAL SERVICES                           $ 4,359
--------------------------------------------------------------------------------

    FOOD, BEVERAGE & TOBACCO -- 2.4%
    FLOWERS FOODS*                         80,700        3,349
                                         --------  -----------

    TOTAL FOOD, BEVERAGE & TOBACCO                     $ 3,349
--------------------------------------------------------------------------------

    INSURANCE -- 6.4%
    ANTHEM*                                 2,000           84
                                         --------  -----------
    HEALTH NET*                           102,500        2,250
                                         --------  -----------
    MAX RE CAPITAL*                       100,000        1,650
                                         --------  -----------
    PRINCIPAL FINANCIAL GROUP*              3,000           67
                                         --------  -----------
    UNIVERSAL AMERICAN FINANCIAL*         100,000          632
                                         --------  -----------
    WILLIS GROUP HOLDINGS*                178,100        4,148
                                         --------  -----------

    TOTAL INSURANCE                                    $ 8,831
--------------------------------------------------------------------------------


    MEASURING DEVICES -- 0.2%
    STRATEGIC DIAGNOSTICS*                 25,000          212
                                         --------  -----------

    TOTAL MEASURING DEVICES                             $  212
--------------------------------------------------------------------------------

    MEDICAL LABORATORIES -- 2.5%
    CHARLES RIVER LABORATORIES
    INTERNATIONAL*                        100,000        3,360
                                         --------  ------------

    TOTAL MEDICAL LABORATORIES                         $ 3,360
--------------------------------------------------------------------------------


    MEDICAL PRODUCTS & SERVICES -- 14.2%
    ALLIANCE IMAGING*                      55,000          674
                                         --------  -----------
    BIOMET                                 83,250        2,539
                                         --------  -----------
    CAREMARK RX*                          150,000        2,010
                                         --------  -----------
    COOPER                                 90,000        4,320
                                         --------  -----------
    EDWARDS LIFESCIENCES*                  75,000        1,905
                                         --------  -----------
    ENDO PHARMACEUTICALS HOLDINGS*        165,000        1,625
                                         --------  -----------
    GIVEN IMAGING*                         54,000          483
                                         --------  -----------
    ORTHOFIX INTERNATIONAL*                41,300        1,326
                                         --------  -----------
    PSS WORLD MEDICAL*                    150,000        1,355
                                         --------  -----------
    TRIAD HOSPITALS*                       41,070        1,105
                                         --------  -----------
    VIVUS*                                375,000        1,162
                                         --------  -----------
    ZIMMER HOLDINGS*                       30,000          927
                                         --------  -----------

    TOTAL MEDICAL PRODUCTS & SERVICES                 $ 19,431
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                             SHARES   VALUE (000)
--------------------------------------------------------------------------------

    MISCELLANEOUS BUSINESS SERVICES -- 4.8%
    NDCHEALTH*                            100,000      $ 3,520
                                         --------  -----------
    STEWART ENTERPRISES, CL A*            100,000          606
                                         --------  -----------
    SUNRISE ASSISTED LIVING*               83,400        2,493
                                         --------  -----------

    TOTAL MISCELLANEOUS BUSINESS SERVICES              $ 6,619
--------------------------------------------------------------------------------

    PETROLEUM & FUEL PRODUCTS -- 5.6%
    KEY ENERGY SERVICES*                  287,100        2,498
                                         --------  ------------
    PENNZOIL-QUAKER STATE                 400,000        4,692
                                         --------  -----------
    VINTAGE PETROLEUM                      24,800          434
                                         --------  -----------

    TOTAL PETROLEUM & FUEL PRODUCTS                    $ 7,624
--------------------------------------------------------------------------------

    PROFESSIONAL SERVICES -- 1.5%
    SYLVAN LEARNING SYSTEMS*               92,000        2,061
                                         --------  ------------

    TOTAL PROFESSIONAL SERVICES                        $ 2,061
--------------------------------------------------------------------------------

    REAL ESTATE INVESTMENT TRUSTS -- 5.7%
    AGREE REALTY                           23,800          452
                                         --------  ------------
    AMERICA FIRST MORTGAGE INVESTMENTS    155,000        1,251
                                         --------  -----------
    FBR ASSET INVESTMENT                   52,700        1,180
                                         --------  -----------
    INNKEEPERS USA TRUST                   45,500          315
                                         --------  -----------
    LNR PROPERTY                           75,000        2,066
                                         --------  -----------
    POST PROPERTIES                        75,000        2,547
                                         --------  -----------

    TOTAL REAL ESTATE INVESTMENT TRUSTS                $ 7,811
--------------------------------------------------------------------------------

    RETAIL -- 10.1%
    7-ELEVEN*                             125,000        1,262
                                         --------  -----------
    BOMBAY*                               450,500        1,041
                                         --------  -----------
    CBRL GROUP                             60,000        1,507
                                         --------  -----------
    LONE STAR STEAKHOUSE & SALOON         180,000        2,333
                                         --------  -----------
    PEP BOYS-MANNY MOE & JACK             200,000        2,350
                                         --------  -----------
    PETSMART*                             300,000        2,343
                                         --------  -----------
    SMITH & WOLLENSKY RESTAURANT GROUP*   106,500          405
                                         --------  -----------
    WENDY'S INTERNATIONAL                 100,000        2,630
                                         --------  -----------

    TOTAL RETAIL                                      $ 13,871
--------------------------------------------------------------------------------

    SEMI-CONDUCTORS/INSTRUMENTS -- 9.4%
    ATI TECHNOLOGIES*                     200,000        1,656
                                         --------  -----------
    AXCELIS TECHNOLOGIES*                 280,000        3,671
                                         --------  -----------
    KULICKE & SOFFA INDUSTRIES*           502,500        7,623
                                         --------  -----------

    TOTAL SEMI-CONDUCTORS/INSTRUMENTS                 $ 12,950
--------------------------------------------------------------------------------

    TELEPHONES & TELECOMMUNICATIONS-- 0.7%
    ANDREW*                                50,000          908
                                         --------  ------------

    TOTAL TELEPHONES & TELECOMMUNICATIONS               $  908
--------------------------------------------------------------------------------


October 31, 2001  /   SEMI ANNUAL REPORT

                                       SMALL-CAP EQUITY PORTFOLIO (CONCLUDED) 97


--------------------------------------------------------------------------------
                                                            MARKET
  DESCRIPTION                              SHARES      VALUE (000)
--------------------------------------------------------------------------------


    TESTING LABORATORIES -- 0.9%
    QUINTILES TRANSNATIONAL*               80,000      $ 1,269
                                         --------  -----------

    TOTAL TESTING LABORATORIES                         $ 1,269
-------------------------------------------------------------------------------

TOTAL COMMON STOCK
(COST $113,950)                                       $116,145
                                         --------  -----------

WARRANTS -- 0.0%
    DIME BANCORP* (A)                     100,000           21
                                         --------  -----------

TOTAL WARRANTS
(COST $0)                                                $  21
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET PORTFOLIO --15.9%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS (B)            21,814,845       21,815
                                       ----------  -----------

TOTAL RELATED MONEY MARKET PORTFOLIO
(COST $21,815)                                        $ 21,815
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.6%
(COST $135,765)                                       $137,981
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.6%)             $ (816)
--------------------------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 5,320,128 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               81,299
                                                   -----------

PORTFOLIO SHARES OF RETAIL CLASS A
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 3,783,368 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               67,890
                                                   -----------

PORTFOLIO SHARES OF RETAIL CLASS B
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 18,276 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                  296
                                                   -----------

UNDISTRIBUTED NET INVESTMENT INCOME                         30
                                                   -----------

ACCUMULATED NET REALIZED LOSS ON INVESTMENTS           (14,566)
                                                   -----------

NET UNREALIZED APPRECIATION ON INVESTMENTS               2,216
                                                   -----------

TOTAL NET ASSETS-- 100.0%                             $137,165
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS               $15.10
--------------------------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS A                    $14.95
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($14.95 / 95.25%)                    $15.70
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS B                    $14.88
--------------------------------------------------------------------------------
*Non-income producing security
(A) These warrants represent a potential settlement in a legal claim. There is no strike price or expiration date for these warrants.
(B) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as adviser of this portfolio.
Cl -- Class
See also Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / October 31, 2001

98       EQUITY PORTFOLIOS


INTERNATIONAL EQUITY PORTFOLIO


Management Discussion and Analysis
      The past six months saw equity markets generally decline as U.S. and global economies continued to weaken and markets remained concerned about the corporate earnings outlook. The situation was exacerbated by the terrorist attacks on September 11, which have led to further weakness in global economic indicators and postponed economic recovery, which had been expected in late 2001. Central banks reacted by cutting interest rates further. Since May, U.S. rates were cut from 4.5% to 2.5%, European rates from 4.75% to 3.75%, and UK rates from 5.5% to 4.5%. Markets expect further rate cuts to ensure economic recovery during the first half of 2002. In addition, the U.S. government announced a fiscal stimulus package equivalent to between 1.0% and 1.5% of U.S. Gross Domestic Product (GDP).

      Global equity markets as a whole declined by 16.4% in U.S. dollar terms. Across the main regional markets, the declines ranged from 13.4% in the UK to 21.1% in Japan. The markets dropped significantly after the attacks, but subsequently recovered and had regained their losses by mid-October (on the hope that the policy measures would be successful in rejuvenating the economy). Later in October, however, markets retreated somewhat after the release of some weaker than expected U.S. economic indicators.

      On average, the Portfolio was mildly underweight in emerging markets, underweight in developed markets, and held cash of 2.4%. Within the developed markets, Europe (ex-UK) represented the largest relative overweight position, reflecting our positive view on the outlook for the region. The Portfolio's weighting in the UK was reduced after some outperformance by the region. The Japanese position was increased from a neutral to an overweight exposure.

      Sectorally, the Portfolio increased its exposure to the consumer discretionary and telecommunications sectors, with both ending the period slightly overweighted. Purchases of Accor, Granada, Compass Group, WPP, Valeo and Vivendi Universal accounted for the increase to the consumer discretionary sector, while the telecommunications weighting was increased mainly through purchases of BT and Vodafone in the UK and Telefonica and Deutsche Telekom in Europe. Increased industrial exposure, through purchases of Siemens and SMC, reduced the underweight position from 5% to 1.3%. Increases to these sectors were made on the basis of their exposure to recovery expectations.

      The Portfolio's weightings to financials and information technology were reduced, moving from neutral to underweight in financials and reducing the overweight position in information technology. Financials had seen strong relative performance in 2001, and profits were taken in a broad range of stocks including Lloyd's TSB, HSBC Holdings, UBS and ING Groep. Information technology suffered from the general downturn in economic expectations, and on stock-specific views we sold the Portfolio's holdings in SAP, Fujitsu, Dimension Data and Marconi.




[photo omitted]


LOUISE MCGUIGAN

PORTFOLIO MANAGER

LOUISE MCGUIGAN IS THE MANAGER OF THE INTERNATIONAL EQUITY PORTFOLIO. MS. MCGUIGAN HAS BEEN THE HEAD OF AIB GOVETT'S EAFE PRODUCT LINE SINCE 1998. INITIALLY WITH AIB INVESTMENT MANAGERS LIMITED AND SUBSEQUENTLY HILL SAMUEL FAGAN INVESTMENT MANAGEMENT, SHE REJOINED AIB INVESTMENT MANAGERS LIMITED IN 1994. SHE MANAGED AIB INVESTMENT MANAGERS LIMITED'S FAR EAST EQUITY BOOK BEFORE BECOMING A EUROPEAN EQUITY MANAGER IN 1995. MS. MCGUIGAN HAS MORE THAN EIGHT YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.




October 31, 2001  /   SEMI ANNUAL REPORT

                                               INTERNATIONAL EQUITY PORTFOLIO 99


Performance as of October 31, 2001
(Unaudited)





--------------------------------------------------------------------------------
                                                             LIPPER
                             INST'L    RETAIL     MSCI EAFE  INTERNATIONAL-
                             CLASS*    CLASS A    INDEX      FUNDS OBJECTIVE

One year total return        -26.58%   -26.61%    -25.00%    -26.39%
--------------------------------------------------------------------------------

One year total return
with load                        --    -30.10%        --         --
--------------------------------------------------------------------------------

Annualized three year
total return                  -5.56%    -5.76%     -3.62%     -1.56%
--------------------------------------------------------------------------------
Annualized three year
total return with load           --     -7.28%        --         --
--------------------------------------------------------------------------------
Annualized five year
total return                  -1.24%    -1.38%      0.54%      1.82%
--------------------------------------------------------------------------------
Annualized five year
total return with load           --     -2.33%        --         --
--------------------------------------------------------------------------------
Annualized total return
inception to date              4.28%     4.21%        --         --
--------------------------------------------------------------------------------
Annualized total return
inception to date with load      --      3.69%        --         --
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance. Performance for the Retail Class A shares with load reflects the deduction of the 4.75% sales charge.
* Performance presented prior to August 12, 2000 reflects the performance of Class A Retail Shares of the Govett International Equity Fund from its inception date of January 7, 1992. Institutional Class and Class A Retail shares of the Govett fund were offered beginning July 24, 1998 and January 7, 1992, respectively. The assets of the Govett fund were reorganized into the Portfolio on August 12, 2000. The investment objectives and policies of the Govett fund were substantially similar to the current investment objectives and policies of the Portfolio. There was no sales charge applicable to Class A Retail Shares of the Govett fund.
  Performance prior to the inception of Institutional Class shares of the Govett fund represents that of Class A Retail shares. The Institutional Class annual returns would have been substantially similar to those of Retail Class A because shares of each class are invested in the same portfolio of securities. Annualized performance since inception for Institutional shares is -8.24%.
  The performance of the MSCI EAFE Index does not include operating expenses that are incurred by the Portfolio.

Geographic Diversification
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

61% WESTERN EUROPE
26% SOUTH EAST ASIA
 3% NORTH EAST ASIA
 3% LATIN AMERICA
 2% SOUTHERN EUROPE
 2% INDIAN SUB CONTINENT
 2% CENTRAL & EASTERN EUROPE
 1% SUB SAHARAN AFRICA


Schedule of Investments (Unaudited)

--------------------------------------------------------------------------------
                                                            MARKET
  DESCRIPTION                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- 98.8%


    BRAZIL -- 1.2%
    COMPANHIA VALE DO RIO DOCE, ADR         9,760      $  204
                                         --------  -----------
    PETROLEO BRASILEIRO, ADR*               9,300         186
                                         --------  -----------

    TOTAL BRAZIL                                       $  390
--------------------------------------------------------------------------------

    CHINA -- 1.4%
    CHINA MOBILE*                          69,000          209
                                         --------  -----------
    PETROCHINA, CL H                    1,284,000          242
                                         --------  -----------

    TOTAL CHINA                                         $  451
--------------------------------------------------------------------------------

    CZECH REPUBLIC -- 0.8%
    KOMERCNI BANKA, GDR*                   28,900          249
                                         --------  ------------

    TOTAL CZECH REPUBLIC                                $  249
--------------------------------------------------------------------------------


    FINLAND -- 1.8%
    NOKIA OYJ                              27,679          579
                                         --------  -----------

    TOTAL FINLAND                                       $  579
--------------------------------------------------------------------------------


                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                                         MARKET
  DESCRIPTION                              SHARES   VALUE (000)
--------------------------------------------------------------------------------

    FRANCE -- 15.2%
    ACCOR                                  15,180       $  477
                                         --------  -----------
    AVENTIS                                 8,044          592
                                         --------  -----------
    AXA                                    28,327          620
                                         --------  -----------
    BNP PARIBAS                             4,619          384
                                         --------  -----------
    CAP GEMINI                              5,474          308
                                         --------  -----------
    GROUPE DANONE                           1,506          174
                                         --------  -----------
    LAFARGE                                 6,282          558
                                         --------  -----------
    SUEZ                                   11,866          373
                                         --------  -----------
    TOTALFINAELF                            5,659          795
                                         --------  -----------
    VALEO                                   4,961          170
                                         --------  -----------
    VIVENDI UNIVERSAL                      10,364          484
                                         --------  -----------

    TOTAL FRANCE                                       $ 4,935
--------------------------------------------------------------------------------

    GERMANY -- 7.7%
    DEUTSCHE BANK                          10,425          577
                                         --------  -----------
    DEUTSCHE TELEKOM                       29,676          457
                                         --------  -----------
    E.ON                                    7,834          406
                                         --------  -----------
    HENKEL                                  5,370          317
                                         --------  -----------
    SIEMENS                                11,164          532
                                         --------  -----------
    VOLKSWAGEN                              5,788          221
                                         --------  -----------

    TOTAL GERMANY                                      $ 2,510
--------------------------------------------------------------------------------

    HONG KONG -- 0.8%
    HUTCHISON WHAMPOA                      31,808          258
                                         --------  -----------

    TOTAL HONG KONG                                     $  258
--------------------------------------------------------------------------------

    HUNGARY -- 0.8%
    MATAV RT, ADR*                         16,000          249
                                         --------  -----------

    TOTAL HUNGARY                                       $  249
--------------------------------------------------------------------------------

    INDIA -- 1.6%
    ICICI                                 114,000          124
                                         --------  ------------
    MAHANAGAR TELEPHONE NIGAM, ADR*        33,000          186
                                         --------  -----------
    RANBAXY LABORATORIES                   15,000          222
                                         --------  -----------

    TOTAL INDIA                                         $  532
--------------------------------------------------------------------------------


    ITALY -- 1.4%
    SANPAOLO IMI                           43,517          457
                                         --------  -----------

    TOTAL ITALY                                         $  457
--------------------------------------------------------------------------------

    JAPAN -- 23.9%
    AJINOMOTO                              53,000          574
                                         --------  -----------
    FUJI HEAVY INDUSTRIES                  92,000          450
                                         --------  -----------
    ITO-YOKADO                             15,000          662
                                         --------  -----------
    MATSUSHITA ELECTRIC INDUSTRIAL         21,000          249
                                         --------  -----------
    MITSUBISHI TOKYO FINANCIAL GROUP*          36          268
                                         --------  -----------
    MITSUI SUMITOMO INSURANCE              95,920          533
                                         --------  -----------
    MURATA MANUFACTURING                    6,500          408
                                         --------  -----------

--------------------------------------------------------------------------------
                                                         MARKET
  DESCRIPTION                              SHARES   VALUE (000)
--------------------------------------------------------------------------------

    NEC                                    25,000       $  227
                                         --------  -----------
    NIPPON STEEL                          160,000          214
                                         --------  -----------
    NIPPON TELEGRAPH & TELEPHONE               83          342
                                         --------  -----------
    NTT DOCOMO                                 28          380
                                         --------  -----------
    PROMISE                                 4,200          272
                                         --------  -----------
    ROHM                                    2,300          245
                                         --------  -----------
    SHIN-ETSU CHEMICAL                     17,000          560
                                         --------  -----------
    SMC                                     5,500          474
                                         --------  -----------
    SONY                                    8,500          321
                                         --------  -----------
    SUMITOMO CHEMICAL                     152,000          580
                                         --------  -----------
    SUMITOMO MITSUI BANKING                41,400          256
                                         --------  -----------
    TAKEDA CHEMICAL INDUSTRIES             16,000          775
                                         --------  -----------

    TOTAL JAPAN                                        $ 7,790
--------------------------------------------------------------------------------

    MEXICO -- 1.5%
    AMERICA MOVIL, SER L, ADR               8,900          133
                                         --------  -----------
    TELEFONOS DE MEXICO, ADR                6,600          225
                                         --------  -----------
    WALMART DE MEXICO, SER C               59,800          129
                                         --------  -----------
    TOTAL MEXICO                                        $  487
--------------------------------------------------------------------------------

    NETHERLANDS -- 9.2%
    FORTIS (NL)                            25,838          612
                                         --------  -----------
    ING GROEP                              25,584          638
                                         --------  -----------
    ROYAL DUTCH PETROLEUM                   7,714          393
                                         --------  -----------
    ROYAL KPN*                             28,598          111
                                         --------  -----------
    VNU                                    20,736          605
                                         --------  -----------
    TOTAL NETHERLANDS                                  $ 2,991
--------------------------------------------------------------------------------

    SOUTH AFRICA -- 0.7%
    EDGARS CONSOLIDATED STORES                314            1
                                         --------  -----------
    STANDARD BANK INVESTMENT               75,000          247
                                         --------  -----------
    TOTAL SOUTH AFRICA                                  $  248
--------------------------------------------------------------------------------

    SOUTH KOREA -- 1.6%
    H&CB ADR                               14,000          182
                                         --------  -----------
    KOREA ELECTRIC POWER, ADR              17,000          148
                                         --------  -----------
    SK TELECOM, ADR                         9,000          190
                                         --------  -----------
    TOTAL SOUTH KOREA                                   $  520
--------------------------------------------------------------------------------

    SPAIN -- 1.8%
    TELEFONICA*                            43,531          523
                                         --------  ------------
    TELEFONICA, ADR*                        1,456           52
                                         --------  -----------
    TOTAL SPAIN                                         $  575
--------------------------------------------------------------------------------



October 31, 2001  /   SEMI ANNUAL REPORT

                                  INTERNATIONAL EQUITY PORTFOLIO (CONCLUDED) 101


--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                              SHARES  VALUE (000)
--------------------------------------------------------------------------------


    SWEDEN -- 2.5%
    ATLAS COPCO, CL A                      22,388       $  457
                                         --------  -----------
    NORDEA                                 25,401          112
                                         --------  -----------
    SANDVIK                                11,300          239
                                         --------  -----------

    TOTAL SWEDEN                                        $  808
--------------------------------------------------------------------------------

    SWITZERLAND -- 6.9%
    NESTLE, CL B                            1,767          367
                                         --------  -----------
    NOVARTIS                               20,274          759
                                         --------  -----------
    ROCHE HOLDING                           2,741          190
                                         --------  -----------
    STMICROELECTRONICS                     15,341          434
                                         --------  -----------
    SWISSCOM                                  217           60
                                         --------  -----------
    UBS                                     6,517          303
                                         --------  -----------
    ZURICH FINANCIAL SERVICES                 580          133
                                         --------  -----------

    TOTAL SWITZERLAND                                  $ 2,246
--------------------------------------------------------------------------------

    TAIWAN -- 1.6%
    ASUSTEK COMPUTER, GDR*                102,521          354
                                         --------  -----------
    SILICONWARE PRECISION INDUSTRIES, ADR* 70,733          180
                                         --------  -----------

    TOTAL TAIWAN                                        $  534
--------------------------------------------------------------------------------

    UNITED KINGDOM -- 16.4%
    AGGREGATE INDUSTRIES                  183,717          232
                                         --------  -----------
    BARCLAYS                               15,084          454
                                         --------  -----------
    BARRATT DEVELOPMENTS                   38,206          179
                                         --------  -----------
    BHP BILLITON                           37,347          159
                                         --------  -----------
    BP                                     74,071          598
                                         --------  -----------
    BRITISH TELECOMMUNICATIONS             48,182          244
                                         --------  -----------
    COMPASS GROUP                          36,750          268
                                         --------  -----------
    CONDUIT, CL S, GDR*                     3,320           15
                                         --------  -----------
    DIAGEO                                  5,945           59
                                         --------  -----------
    GLAXOSMITHKLINE                        25,221          679
                                         --------  -----------
    GRANADA                                74,484          141
                                         --------  -----------
    HAYS                                  109,634          263
                                         --------  -----------
    HBOS                                   14,840          167
                                         --------  -----------
    KIER GROUP                             15,659          110
                                         --------  -----------
    PEARSON                                 4,764           57
                                         --------  -----------
    ROLLS-ROYCE                            96,656          210
                                         --------  -----------
    ROYAL BANK OF SCOTLAND GROUP           20,107          481
                                         --------  -----------
    SERCO GROUP                            37,642          200
                                         --------  -----------
    VODAFONE GROUP                        261,214          604
                                         --------  -----------
    WPP GROUP                              22,480          203
                                         --------  -----------

    TOTAL UNITED KINGDOM                               $ 5,323
--------------------------------------------------------------------------------

TOTAL FOREIGN COMMON STOCK
(COST $43,444)                                         $32,132
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                              SHARES  VALUE (000)
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.4%

    DREYFUS CASH MANAGEMENT FUND          122,723       $  123
                                         --------  -----------

TOTAL MONEY MARKET FUND
(COST $123)                                             $  123
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.2%
(COST $43,567)                                         $32,255


OTHER ASSETS AND LIABILITIES, NET-- 0.8%                $  264
-------------------------------------------------------------------------------

TOTAL NET ASSETS-- 100.0%                              $32,519
--------------------------------------------------------------------------------

* Non-income producing security
Cl -- Class
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
Ser -- Series
The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------


                                           SEMI ANNUAL REPORT / October 31, 2001

102       EQUITY PORTFOLIOS


EMERGING MARKETS EQUITY PORTFOLIO


Management Discussion and Analysis
      In common with all world markets, emerging markets felt shockwaves from the tragic events of September 11. A weak summer, in which investors were continually worried about the health of the global economy, was exacerbated by the terrorist attacks. Emerging markets, weighed down throughout the year by their need for economic growth to rebound, fell substantially.

      Emerging markets dependent on technology were among the hardest hit. The 18-month decline in information technology spending weighed further on the sector, which continued to look richly valued as earnings estimates were slashed. Taiwan fell heavily as its first recession in 25 years took hold. This was made worse by the onslaught of severe typhoons. The Portfolio's Taiwanese element was restructured in the light of this environment, as we added technology stocks with a positive earnings stream and sold those that were more vulnerable to the slowdown.

      India's technology sector also suffered a substantial decline. Exposure was reduced to the Indian software industry and increased to the pharmaceutical sector. Korea's economy has shown signs of life, and we have added to Korean blue chip stocks recently. The two crisis-ridden economies of Argentina and Turkey experienced investor capitulation as foreign participants exited the markets. Argentina continues to walk the tightrope of debt default. Turkey remains stuck in the mire of recession and a falling currency. At October 31, the Portfolio had no exposure to either market, having recently sold its last two Turkish holdings.

      While nearly all markets have fallen, several have proved relatively robust. Eastern Europe has displayed defensive qualities over this difficult period. The Portfolio gained exposure to the Polish banking sector and increased weightings to the Russian oil sector.

      The progress of the West's war on terrorism will be crucial in determining the risk appetite for investors. The deep value present in emerging markets is supported by monetary easing and plentiful liquidity in the global financial system. The economic outlook is likely to worsen before it improves, but it must be borne in mind that equity markets will anticipate a recovery before it occurs. This will dominate our investment strategy for the remainder of the year.


[photo omitted]


CALUM GRAHAM

PORTFOLIO MANAGER

CALUM GRAHAM IS MANAGER OF THE EMERGING MARKETS EQUITY PORTFOLIO. MR. GRAHAM IS ALSO THE DIRECTOR OF EMERGING MARKETS FOR AIB GOVETT, INC., AND DIRECTOR OF GOVETT INVESTMENT MANAGEMENT LTD., WHERE HE HAS OVERALL RESPONSIBILITY FOR THE MANAGEMENT OF ALL GLOBAL EMERGING MARKETS PORTFOLIOS AND THE IMPLEMENTATION OF THE INVESTMENT PROCESS. HE HAS MORE THAN NINE YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.




October 31, 2001  /   SEMI ANNUAL REPORT

                                           EMERGING MARKETS EQUITY PORTFOLIO 103


Performance as of October 31, 2001
(Unaudited)


Geographic Diversification
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)


--------------------------------------------------------------------------------
                                       MSCI         LIPPER
                        RETAIL       EMERGING  EMERGING MARKETS
                       CLASS A*   MARKETS INDEX FUNDS OBJECTIVE
--------------------------------------------------------------------------------
One year total return   -28.60%       -23.83%      -22.68%
--------------------------------------------------------------------------------

One year total return
with load               -31.99%         --            --
--------------------------------------------------------------------------------

Annualized three year
total return            -5.06%         1.40%         1.32%
--------------------------------------------------------------------------------
Annualized three year
total return with load  -6.57%          --            --
--------------------------------------------------------------------------------
Annualized five year
total return            -12.19%       -7.91%        -7.37%
--------------------------------------------------------------------------------
Annualized five year
total return with load  -13.04%         --            --
--------------------------------------------------------------------------------
Annualized total return
inception to date       -1.66%          --            --
--------------------------------------------------------------------------------
Annualized total return
inception to date
with load               -2.15%          --            --
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance. Performance for Retail Class A shares with load reflects the deduction of the 4.75% sales charge.
* Performance presented prior to August 12, 2000 reflects the performance of Class A Retail Shares of the Govett Emerging Markets Equity Fund, which were offered beginning January 7, 1992. The assets of the Govett fund were reorganized into the Portfolio on August 12, 2000. The investment objectives and policies of the Govett fund and the Portfolio were substantially similar. There was no sales charge applicable to Class A Retail shares of the Govett fund.
  The performance of the MSCI Emerging Markets Index does not include operating expenses that are incurred by the Portfolio.

Geographic Diversification
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)
28% LATIN AMERICA
27% NORTH EAST ASIA
15% SOUTH EAST ASIA
 9% CENTRAL & EASTERN EUROP
 7% SUB SAHARAN AFRICA
 4% INDIAN SUB CONTINENT
 4% WESTERN EUROPE
 3% MIDDLE EAST & NOTH AFRICA
 3% MONEY MARKET FUND


Schedule of Investments (Unaudited)

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                              SHARES  VALUE (000)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- 82.3%

    BRAZIL -- 5.6%
    ARACRUZ CELULOSE, ADR                   4,000        $  70
                                         --------  -----------
    CIA PARANAENSE DE ENERGIA, ADR          8,400           40
                                         --------  -----------
    COMPANHIA DE BEBIDAS DAS
    AMERICAS, ADR                           4,700           76
                                         --------  -----------
    PETROLEO BRASILEIRO, ADR                4,000           80
                                         --------  -----------
    TELEMIG CELULAR PARTICIPACOES, ADR      1,592           38
                                         --------  -----------

    TOTAL BRAZIL                                        $  304
--------------------------------------------------------------------------------

    CHILE -- 2.1%
    EMBOTELLADORA ANDINA, CL A, ADR*       12,948          115
                                         --------  -----------

    TOTAL CHILE                                         $  115
--------------------------------------------------------------------------------

    CHINA -- 7.1%
    CHINA MOBILE*                          60,000          182
                                         --------  -----------
    PETROCHINA, CL H                    1,078,000          203
                                         --------  -----------

    TOTAL CHINA                                         $  385
--------------------------------------------------------------------------------

    CZECH REPUBLIC -- 1.3%
    KOMERCNI BANKA, GDR*                    8,500           73
                                         --------  -----------

    TOTAL CZECH REPUBLIC                                 $  73
--------------------------------------------------------------------------------

    HONG KONG -- 5.3%
    CNOOC                                  51,500           51
                                         --------  -----------
    HUTCHISON WHAMPOA                      10,000           81
                                         --------  -----------
    NEW WORLD INFRASTRUCTURE               50,200           17
                                         --------  -----------
  YUE YUEN INDUSTRIAL HOLDINGS             70,000          140
                                         --------  -----------

    TOTAL HONG KONG                                     $  289
--------------------------------------------------------------------------------

                                           SEMI ANNUAL REPORT / October 31, 2001

--------------------------------------------------------------------------------
                                                     MARKET
  DESCRIPTION                               SHARES VALUE (000)
--------------------------------------------------------------------------------
    HUNGARY -- 2.3%
    GEDEON RICHTER, GDR                     1,392        $  75
                                         --------  -----------
    OTP BANK, GDR                           1,000           52
                                         --------  -----------

    TOTAL HUNGARY                                       $  127
--------------------------------------------------------------------------------

    INDIA -- 4.0%
    HINDUSTAN LEVER                           500            2
                                         --------  -----------
    ICICI                                  23,000           25
                                         --------  -----------
    ITC                                     1,650           24
                                         --------  -----------
    RANBAXY LABORATORIES                   11,300          167
                                         --------  -----------

    TOTAL INDIA                                         $  218
--------------------------------------------------------------------------------

    ISRAEL -- 2.5%
    CHECK POINT SOFTWARE TECHNOLOGIES*      2,199           65
                                         --------  -----------
    TEVA PHARMACEUTICAL INDUSTRIES, ADR     1,200           74
                                         --------  -----------

    TOTAL ISRAEL                                        $  139
--------------------------------------------------------------------------------

    MALAYSIA -- 1.1%
    GAMUDA                                 27,000           32
                                         --------  -----------
    RESORTS WORLD                          19,000           26
                                         --------  -----------

    TOTAL MALAYSIA                                       $  58
--------------------------------------------------------------------------------

    MEXICO -- 11.6%
    AMERICA MOVIL SA DE CV, SER L*         99,694           75
                                         --------  -----------
    CEMEX, ADR                              2,370           55
                                         --------  -----------
    FOMENTO ECONOMICO MEXICANO             20,541           64
                                         --------  -----------
    GRUPO MODELO, SER C                    47,500          109
                                         --------  -----------
    GRUPO TELEVISA, ADR*                    1,960           60
                                         --------  -----------
    TELEFONOS DE MEXICO                   101,694          173
                                         --------  -----------
    WALMART DE MEXICO, SER C               43,750           95
                                         --------  -----------

    TOTAL MEXICO                                        $  631
--------------------------------------------------------------------------------


    POLAND -- 1.3%
    BANK POLSKA, GDR*                       3,800           69
--------------------------------------------------------------------------------

    TOTAL POLAND                                         $  69
--------------------------------------------------------------------------------


    RUSSIA -- 3.6%
    LUKOIL HOLDINGS, ADR                    1,779           79
--------------------------------------------------------------------------------
    SURGUTNEFTEGAZ, ADR                     9,323          118

    TOTAL RUSSIA                                        $  197

--------------------------------------------------------------------------------
                                                       MARKET
  DESCRIPTION                               SHARES   VALUE (000)
--------------------------------------------------------------------------------

    SOUTH AFRICA -- 6.7%
    BIDVEST GROUP*                         11,956        $  57
                                         --------  -----------
    BOE                                   136,000           53
                                         --------  -----------
    IMPERIAL HOLDINGS                       8,977           54
                                         --------  -----------
    JD GROUP                               13,800           48
                                         --------  -----------
    MASSMART HOLDINGS                      57,145           76
                                         --------  -----------
    STANDARD BANK INVESTMENT               23,000           76
                                         --------  -----------

    TOTAL SOUTH AFRICA                                  $  364
--------------------------------------------------------------------------------

    SOUTH KOREA -- 13.2%
    HANA BANK                              28,800          224
                                         --------  -----------
    HUMAX                                   9,300          161
                                         --------  -----------
    HYUNDAI MOTOR                          10,100          162
                                         --------  -----------
    SAMSUNG ELECTRONICS                         4            1
                                         --------  -----------
    SK TELECOM                                900          171
                                         --------  -----------

    TOTAL SOUTH KOREA                                   $  719
--------------------------------------------------------------------------------

    TAIWAN -- 11.3%
    AMBIT MICROSYSTEMS                     39,800          160
                                         --------  -----------
    CHINATRUST COMMERCIAL BANK            163,352           83
                                         --------  -----------
    D-LINK                                161,400          135
                                         --------  -----------
    PRESIDENT CHAIN STORE                  36,800           69
                                         --------  -----------
    TAIWAN CELLULAR*                       68,651           70
                                         --------  -----------
    UNITED MICROELECTRONICS*              109,171           90
                                         --------  -----------
    VIA TECHNOLOGIES                        4,200           10
                                         --------  -----------

    TOTAL TAIWAN                                        $  617
--------------------------------------------------------------------------------

    TURKEY -- 0.0%
    TURKIYE GARANTI BANKASI*                    3           --
                                         --------  -----------

    TOTAL TURKEY                                        $   --
--------------------------------------------------------------------------------

    UNITED KINGDOM -- 3.3%
    ANGLO AMERICAN                          4,500           58
                                         --------  -----------
    BHP BILLITON                            6,800           29
                                         --------  -----------
    HSBC HOLDINGS*                          8,600           93
                                         --------  -----------

    TOTAL UNITED KINGDOM                                $  180
--------------------------------------------------------------------------------

TOTAL FOREIGN COMMON STOCK
(COST $4,990)                                           $4,485
--------------------------------------------------------------------------------


October 31, 2001  /   SEMI ANNUAL REPORT

                               EMERGING MARKETS EQUITY PORTFOLIO (CONCLUDED) 105


--------------------------------------------------------------------------------
                                                         MARKET
  DESCRIPTION                            SHARES     VALUE (000)
--------------------------------------------------------------------------------

FOREIGN PREFERRED STOCK -- 6.8%

    BRAZIL -- 6.8%
    BANCO ITAU                          1,199,000         $ 76
                                         --------  -----------
    COMPANHIA VALE DO RIO DOCE              6,320          132
                                         --------  -----------
    PETROLEO BRASILEIRO                     3,929           76
                                         --------  -----------
    TELE NORTE LESTE PARTICIPACOES      8,433,627           85
                                         --------  -----------

    TOTAL BRAZIL                                        $  369
--------------------------------------------------------------------------------

TOTAL FOREIGN PREFERRED STOCK
(COST $320)                                             $  369
--------------------------------------------------------------------------------

MONEY MARKET FUND -- 3.2%

    DREYFUS CASH MANAGEMENT FUND          176,826          177
                                         --------  -----------

TOTAL MONEY MARKET FUND
(COST $177)                                             $  177
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 92.3%
(COST $5,487)                                           $5,031
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- 7.7%                $  421
--------------------------------------------------------------------------------
TOTAL NET ASSETS-- 100.0%                               $5,452
--------------------------------------------------------------------------------

* Non-income producing security
Cl -- Class
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
Ser -- Series
Amounts designated as "--" are either $0 or have rounded to $0.
The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                           SEMI ANNUAL REPORT / October 31, 2001

                       This page intentionally left blank.

                                  STATEMENTS OF ASSETS AND LIABILITIES (000) 107


-----------------------------------------------------------------------------------------------------------------------------------
 OCTOBER 31, 2001 (UNAUDITED)                                           INTERNATIONAL                     EMERGING MARKETS
                                                                      EQUITY PORTFOLIO                    EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

ASSETS:
     Investments at market value
         (cost $43,567 and $5,487, respectively)                          $32,255                               $5,031
                                                                -------------------------------------------------------------------
     Cash                                                                      --                                  138
                                                                -------------------------------------------------------------------
     Foreign currency (cost $133 and $170, respectively)                      134                                  170
                                                                -------------------------------------------------------------------
     Interest receivable                                                      103                                    8
     Receivable for investment securities sold                                501                                  140
     Receivable for capital shares sold                                        14                                   --
                                                                -------------------------------------------------------------------
     Receivable for currency contracts                                     10,735                                   --
                                                                -------------------------------------------------------------------
     Foreign exchange gains                                                    80                                   --
     Other assets                                                              --                                    3

     TOTAL ASSETS                                                          43,822                                5,490
-----------------------------------------------------------------------------------------------------------------------------------


LIABILITIES:
     Payable for investment securities purchased                              499                                   25
                                                                -------------------------------------------------------------------
     Payable for capital shares redeemed                                       28                                    1
                                                                -------------------------------------------------------------------
     Payable for currency contracts                                        10,734                                   --
     Other liabilities                                                         42                                   12

     TOTAL LIABILITIES                                                     11,303                                   38
                                                                -------------------------------------------------------------------


NET ASSETS:
       Portfolio shares of Institutional Class (unlimited
         authorization -- no par value) based on 3,323,338
         outstanding shares of beneficial interest                         39,867                                   --
                                                                -------------------------------------------------------------------
       Portfolio shares of Retail Class A (unlimited
        authorization -- no par value) based on 915,737
        and 827,763 outstanding shares of beneficial
        interest, respectively                                              9,456                               19,176
                                                                -------------------------------------------------------------------
     Undistributed net investment income                                      111                                   26
                                                                -------------------------------------------------------------------
     Accumulated net realized loss on investments                          (5,684)                             (13,294)
                                                                -------------------------------------------------------------------
     Net unrealized depreciation on investments                           (11,312)                                (456)
     Net unrealized appreciation on foreign currency                           81                                   --
                                                                -------------------------------------------------------------------

     TOTAL NET ASSETS                                                     $32,519                               $5,452
-----------------------------------------------------------------------------------------------------------------------------------


     NET ASSET VALUE, OFFERING AND REDEMPTION
        PRICE PER SHARE-- INSTITUTIONAL CLASS                               $7.67                                  N/A
-----------------------------------------------------------------------------------------------------------------------------------


     NET ASSET VALUE AND REDEMPTION
        PRICE PER SHARE-- RETAIL CLASS A                                    $7.67                                $6.59
-----------------------------------------------------------------------------------------------------------------------------------


     MAXIMUM OFFERING PRICE PER SHARES --
        RETAIL CLASS A ($7.67 / 95.25% AND
        $6.59 / 95.25%, RESPECTIVELY)                                       $8.05                                $6.92
-----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.



                                           SEMI ANNUAL REPORT / October 31, 2001

108   STATEMENTS OF OPERATIONS (000)

------------------------------------------------------------------------------------------------------------------------------------
 FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) U.S. TREASURY  U.S. GOVERNMENT  MONEY MARKET TAX-FREE     PENNSYLVANIA
                                                       MONEY MARKET   MONEY MARKET     PORTFOLIO    MONEY MARKET TAX-FREE MONEY
                                                       PORTFOLIO      PORTFOLIO                     PORTFOLIOS   MARKET PORTFOLIO(1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends                                          $   --          $    --             $    --      $   --         $ --
------------------------------------------------------------------------------------------------------------------------------------
     Interest                                            7,881           29,878              29,933       2,093          451
------------------------------------------------------------------------------------------------------------------------------------

     TOTAL INVESTMENT INCOME                             7,881           29,878              29,933       2,093          451
------------------------------------------------------------------------------------------------------------------------------------


EXPENSES:
     Administrator Fees                                    268            1,026                 997         102           24
------------------------------------------------------------------------------------------------------------------------------------
     Investment Advisory Fees                              516            1,973               1,918         195           45
------------------------------------------------------------------------------------------------------------------------------------
     Custodian Fees                                         26              117                  70          19            4
------------------------------------------------------------------------------------------------------------------------------------
     Transfer Agency Fees                                   30              112                  96          11            2
------------------------------------------------------------------------------------------------------------------------------------
     Professional Fees                                      23               87                  65           8            2
------------------------------------------------------------------------------------------------------------------------------------
     Registration Fees                                      14               56                  69          10            5
     Distribution Fees-- Retail Class A                     29              139                 397          52           --
     Distribution Fees-- Retail Class B                     --               --                   1          --           --
     Distribution Fees-- Institutional II Class             99              147                 378          36            1
     Printing Fees                                          19               64                  62           5            1
     Trustee Fees                                            4               16                   7           2           --
     Amortization of Deferred
           Organization Costs                               --               --                  --          --           --
     Miscellaneous Fees                                     13               74                  27           4            1
------------------------------------------------------------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Institutional Class                             193              954                 534          50           43
------------------------------------------------------------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Retail Class A                                   18               83                 238          31            2
     Shareholder Servicing Fees--
           Retail Class B                                   --               --                  --          --           --

     TOTAL EXPENSES                                      1,252            4,848               4,859         525          130
------------------------------------------------------------------------------------------------------------------------------------


LESS WAIVERS:
     Investment Advisory Fees                             (124)            (789)               (997)       (125)         (18)
------------------------------------------------------------------------------------------------------------------------------------
     Distribution Fees-- Retail Class A                     --               --                  --          --           --
------------------------------------------------------------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Institutional Class                             (90)            (445)               (249)        (23)          (9)
------------------------------------------------------------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Retail Class A                                  (11)             (50)               (143)        (19)          (1)

     TOTAL WAIVERS                                        (225)          (1,284)             (1,389)       (167)         (28)
------------------------------------------------------------------------------------------------------------------------------------


     TOTAL NET EXPENSES                                  1,027            3,564               3,470         358          102
------------------------------------------------------------------------------------------------------------------------------------


     NET INVESTMENT INCOME                               6,854           26,314              26,463       1,735          349

     Net Realized Gain (Loss) on Investments                12               --                   1          --           --
------------------------------------------------------------------------------------------------------------------------------------
     Net Change in Unrealized
           Appreciation on Investments                      --               --                  --          --           --
------------------------------------------------------------------------------------------------------------------------------------

     NET REALIZED AND UNREALIZED
           GAIN (LOSS) ON INVESTMENTS                       12               --                   1          --           --
------------------------------------------------------------------------------------------------------------------------------------


     NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                          $6,866          $26,314             $26,464      $1,735         $349
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
 FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED)  SHORT-TERM    SHORT-TERM      MARYLAND   PENNSYLVANIA  INTERMEDIATE FIXED
                                                        TREASURY      BOND PORTFOLIO  TAX-FREE   TAX-FREE      INCOME PORTFOLIO
                                                        PORTFOLIO                     PORTFOLIO  PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends                                            $   --        $    --        $   12       $   --           $   39
--------------------------------------------------------------------------------------------------------------------------------
     Interest                                              1,165         2,258+         3,068        4,337            4,061+
--------------------------------------------------------------------------------------------------------------------------------

     TOTAL INVESTMENT INCOME                               1,165          2,258         3,080        4,337            4,100
--------------------------------------------------------------------------------------------------------------------------------


EXPENSES:
     Administrator Fees                                       30             49            78          109               87
--------------------------------------------------------------------------------------------------------------------------------
     Investment Advisory Fees                                 79            283           391          544              401
--------------------------------------------------------------------------------------------------------------------------------
     Custodian Fees                                            5             13            10           13               15
--------------------------------------------------------------------------------------------------------------------------------
     Transfer Agency Fees                                      3              5             9           12               10
--------------------------------------------------------------------------------------------------------------------------------
     Professional Fees                                         2              4             7            9                6
--------------------------------------------------------------------------------------------------------------------------------
     Registration Fees                                         4              4             7            8                6
     Distribution Fees-- Retail Class A                       18             --            38            4               --
     Distribution Fees-- Retail Class B                       --             --             3            1               --
     Distribution Fees-- Institutional II Class               --             --            --           --               --
     Printing Fees                                             2              2             4            5                6
     Trustee Fees                                             --              1             1            2                1
     Amortization of Deferred
           Organization Costs                                 --              1            --            1               --
     Miscellaneous Fees                                        2              2             4            5                5
--------------------------------------------------------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Institutional Class                                27             57            70          124              100
--------------------------------------------------------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Retail Class A                                      7             --            19            2               --
     Shareholder Servicing Fees--
           Retail Class B                                     --             --             1           --               --

     TOTAL EXPENSES                                          179            421           642          839              637
--------------------------------------------------------------------------------------------------------------------------------


LESS WAIVERS:
     Investment Advisory Fees                                 --            (19)          (96)          --              (61)
--------------------------------------------------------------------------------------------------------------------------------
     Distribution Fees-- Retail Class A                       (7)            --            (6)          (1)              --
--------------------------------------------------------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Institutional Class                               (16)           (34)          (14)         (33)             (27)
--------------------------------------------------------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Retail Class A                                     (7)            --           (19)          (2)              --

     TOTAL WAIVERS                                           (30)           (53)         (135)         (36)             (88)
--------------------------------------------------------------------------------------------------------------------------------


     TOTAL NET EXPENSES                                      149            368           507          803              549
--------------------------------------------------------------------------------------------------------------------------------


     NET INVESTMENT INCOME                                 1,016          1,890         2,573        3,534            3,551

     Net Realized Gain (Loss) on Investments                 189            113           (33)         353              261
--------------------------------------------------------------------------------------------------------------------------------
     Net Change in Unrealized
           Appreciation on Investments                       978            969         3,840        5,822            5,317
--------------------------------------------------------------------------------------------------------------------------------

     NET REALIZED AND UNREALIZED
           GAIN (LOSS) ON INVESTMENTS                      1,167          1,082         3,807        6,175            5,578
--------------------------------------------------------------------------------------------------------------------------------


     NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                            $2,183         $2,972        $6,380       $9,709           $9,129
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) U.S. GOVERNMENT INCOME
                                                       BOND PORTFOLIO  PORTFOLIO

--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends                                            $  158      $   178
-------------------------------------------------------------------------------
     Interest                                              3,834+      11,809+
-------------------------------------------------------------------------------

     TOTAL INVESTMENT INCOME                               3,992       11,987
-------------------------------------------------------------------------------


EXPENSES:
     Administrator Fees                                       83          247
-------------------------------------------------------------------------------
     Investment Advisory Fees                                476        1,142
-------------------------------------------------------------------------------
     Custodian Fees                                           16           37
-------------------------------------------------------------------------------
     Transfer Agency Fees                                      9           29
-------------------------------------------------------------------------------
     Professional Fees                                         7           21
-------------------------------------------------------------------------------
     Registration Fees                                         7           15
     Distribution Fees-- Retail Class A                        4           15
     Distribution Fees-- Retail Class B                       --            3
     Distribution Fees-- Institutional II Class               --           --
     Printing Fees                                             1           17
     Trustee Fees                                              1            4
     Amortization of Deferred
           Organization Costs                                  1           --
     Miscellaneous Fees                                        4           12
-------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Institutional Class                                93          277
-------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Retail Class A                                      2            7
     Shareholder Servicing Fees--
           Retail Class B                                     --            1

     TOTAL EXPENSES                                          704        1,827
-------------------------------------------------------------------------------


LESS WAIVERS:
     Investment Advisory Fees                                (57)        (171)
-------------------------------------------------------------------------------
     Distribution Fees-- Retail Class A                       --           (3)
-------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Institutional Class                               (25)         (55)
-------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Retail Class A                                     (2)          (7)

     TOTAL WAIVERS                                           (84)        (236)
-------------------------------------------------------------------------------


     TOTAL NET EXPENSES                                      620        1,591
-------------------------------------------------------------------------------


     NET INVESTMENT INCOME                                 3,372       10,396

     Net Realized Gain (Loss) on Investments                 370        3,772
-------------------------------------------------------------------------------
     Net Change in Unrealized
           Appreciation on Investments                     4,387       12,579
-------------------------------------------------------------------------------

     NET REALIZED AND UNREALIZED
           GAIN (LOSS) ON INVESTMENTS                      4,757       16,351
-------------------------------------------------------------------------------


     NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                            $8,129      $26,747
-------------------------------------------------------------------------------


+ Includes income from securities lending program. See Notes to the Financial
  Statements for additional information.
(1) Commenced operations on May 1, 2001.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


October 31, 2001  /   SEMI ANNUAL REPORT



                                       108 & 109




                                           SEMI ANNUAL REPORT / October 31, 2001



110 & 111

   STATEMENTS OF OPERATIONS (000)

------------------------------------------------------------------------------------------------------------------------------------
 FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) BALANCED  EQUITY INCOME VALUE EQUITY  EQUITY INDEX  BLUE CHIP  CAPITAL GROWTH
                                                       PORTFOLIO PORTFOLIO     PORTFOLIO     PORTFOLIO     EQUITY     PORTFOLIO
                                                                                                           PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends                                        $    999     $    941       $  2,374     $    701      $  1,562    $  1,086
------------------------------------------------------------------------------------------------------------------------------------
     Less: Foreign Taxes Withheld                           (3)          --            (14)          (5)           --          (5)
------------------------------------------------------------------------------------------------------------------------------------
     Interest                                            4,085           82             52            5           240         145
------------------------------------------------------------------------------------------------------------------------------------

     TOTAL INVESTMENT INCOME                             5,081        1,023          2,412          701         1,802       1,226
------------------------------------------------------------------------------------------------------------------------------------


EXPENSES:
     Administrator Fees                                    222           51            197           67           193         143
------------------------------------------------------------------------------------------------------------------------------------
     Investment Advisory Fees                            1,111          277          1,516          103         1,041         770
------------------------------------------------------------------------------------------------------------------------------------
     Custodian Fees                                         36            2             37           17            29          18
     Transfer Agency Fees                                   24            6             22            7            18          14
     Professional Fees                                      20            5             17            6            17          12
     Registration Fees                                      14            5             20            6            17          13
     Distribution Fees-- Retail Class A                     85            9             13           18           172          83
     Distribution Fees-- Retail Class B                     55           --              3           --            52          56
     Distribution Fees-- Institutional II Class             --           --             --           --            --          --
     Printing Fees                                          17            3             10            4            14          10
------------------------------------------------------------------------------------------------------------------------------------
     Trustee Fees                                            4            1              3            1             3           2
------------------------------------------------------------------------------------------------------------------------------------
     Amortization of Deferred Organization Costs            --           --              1            1            --          --
     Miscellaneous Fees                                     11            2              2            4             9           6
     Shareholder Servicing Fees--
           Institutional Class                             214           56            222           71           166         123
     Shareholder Servicing Fees--
           Retail Class A                                   32            3              5            7            47          31
     Shareholder Servicing Fees--
           Retail Class B                                   18           --              1           --            17          19

     TOTAL EXPENSES                                      1,863          420          2,069          312         1,795       1,300
------------------------------------------------------------------------------------------------------------------------------------


LESS WAIVERS:
     Administrator Fees                                     --           --             --          (20)           --          --
------------------------------------------------------------------------------------------------------------------------------------
     Investment Advisory Fees                             (154)         (24)          (197)         (67)         (149)        (55)
------------------------------------------------------------------------------------------------------------------------------------
     Distribution Fees-- Retail Class A                    (32)          (3)            (5)          (7)          (94)        (31)
------------------------------------------------------------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Institutional Class                              --           --             --          (71)           --          --
     Shareholder Servicing Fees--
           Retail Class A                                  (32)          (3)            (5)          (7)          (47)        (31)

     TOTAL WAIVERS                                        (218)         (30)          (207)        (172)         (290)       (117)
------------------------------------------------------------------------------------------------------------------------------------


     TOTAL NET EXPENSES                                  1,645          390          1,862          140         1,505       1,183
------------------------------------------------------------------------------------------------------------------------------------


     NET INVESTMENT INCOME (LOSS)                        3,436          633            550          561           297          43

     Net Realized Gain (Loss) on Investments            (8,992)        (233)         2,837         (725)       (1,709)    (11,957)
------------------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain on Foreign
           Currency Transactions                            --           --             --           --            --          --
------------------------------------------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments               (24,365)     (11,769)       (40,798)     (15,655)      (52,223)    (42,721)
     Net Change in Unrealized Depreciation
           on Foreign Currency                              --           --             --           --            --          --
     NET REALIZED AND UNREALIZED
           GAIN (LOSS) ON INVESTMENTS                  (33,357)     (12,002)       (37,961)     (16,380)      (53,932)    (54,678)
------------------------------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                        $(29,921)    $(11,369)      $(37,411)    $(15,819)     $(53,635))  $(54,635)
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED)  MID-CAP     SMALL-CAP   INTERNATIONAL  EMERGING MARKETS
                                                        EQUITY      EQUITY      EQUITY         EQUITY
                                                        PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends                                           $    445     $    660    $   429        $    91
---------------------------------------------------------------------------------------------------------------
     Less: Foreign Taxes Withheld                              --           --        (35)           (12)
---------------------------------------------------------------------------------------------------------------
     Interest                                                 104          216         18              3
---------------------------------------------------------------------------------------------------------------

     TOTAL INVESTMENT INCOME                                  549          876        412             82
---------------------------------------------------------------------------------------------------------------


EXPENSES:
     Administrator Fees                                        64           98         24              4
---------------------------------------------------------------------------------------------------------------
     Investment Advisory Fees                                 396          602        185             32
---------------------------------------------------------------------------------------------------------------
     Custodian Fees                                            16           35         52             50
     Transfer Agency Fees                                       7           12          6              5
     Professional Fees                                          5            8          2              1
     Registration Fees                                          6           15          3             --
     Distribution Fees-- Retail Class A                         9          126         16             13
     Distribution Fees-- Retail Class B                        --            1         --             --
     Distribution Fees-- Institutional II Class                --           --         --             --
     Printing Fees                                              5            6          1             --
---------------------------------------------------------------------------------------------------------------
     Trustee Fees                                               1            1         --             --
---------------------------------------------------------------------------------------------------------------
     Amortization of Deferred Organization Costs                1           --          1             --
     Miscellaneous Fees                                         4            5          2             --
     Shareholder Servicing Fees--
           Institutional Class                                 71           65         22             --
     Shareholder Servicing Fees--
           Retail Class A                                       3           47          6             --
     Shareholder Servicing Fees--
           Retail Class B                                      --           --         --             --

     TOTAL EXPENSES                                           588        1,021        320            105
---------------------------------------------------------------------------------------------------------------


LESS WAIVERS:
     Administrator Fees                                        --           --         --             --
---------------------------------------------------------------------------------------------------------------
     Investment Advisory Fees                                 (30)          (1)       (52)           (32)
---------------------------------------------------------------------------------------------------------------
     Distribution Fees-- Retail Class A                        (3)         (47)        (6)            (5)
---------------------------------------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Institutional Class                                 --           --         --             --
     Shareholder Servicing Fees--
           Retail Class A                                      (3)         (47)        (6)            --

     TOTAL WAIVERS                                            (36)         (95)       (64)           (37)
---------------------------------------------------------------------------------------------------------------


     TOTAL NET EXPENSES                                       552          926        256             68
---------------------------------------------------------------------------------------------------------------


     NET INVESTMENT INCOME (LOSS)                              (3)         (50)       156             14

     Net Realized Gain (Loss) on Investments               (8,231)      (9,638)    (2,560)        (1,666)
---------------------------------------------------------------------------------------------------------------
     Net Realized Gain on Foreign
           Currency Transactions                               --           --         54              5
---------------------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                   (2,555)      (8,964)    (5,096)           463
     Net Change in Unrealized Depreciation
           on Foreign Currency                                 --           --        (17)            (7)
     NET REALIZED AND UNREALIZED
           GAIN (LOSS) ON INVESTMENTS                     (10,786)     (18,602)    (7,619)        (1,205)
---------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                           $(10,789)    $(18,652)   $(7,463)       $(1,191)
---------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


October 31, 2001  /   SEMI ANNUAL REPORT

112 & 113

   STATEMENTS OF CHANGES IN NET ASSETS (000)

------------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIODS ENDED OCTOBER 31, 2001 (UNAUDITED)  U.S. TREASURY MONEY      U.S. GOVERNMENT MONEY           MONEY MARKET
 OR THE YEAR ENDED APRIL 30, 2001 (AUDITED)          MARKET PORTFOLIO         MARKET PORTFOLIO                PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------

                                                        5/1/01      5/1/00        5/1/01      5/1/00       5/1/01      5/1/00
                                                   to 10/31/01  to 4/30/01   to 10/31/01  to 4/30/01  to 10/31/01  to 4/30/01
                                                  ------------  ----------   -----------  ----------  ------------ ----------
OPERATIONS:
     Net Investment Income                            $  6,854    $ 24,154    $   26,314  $   89,383    $   26,463 $   67,178
------------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments                12          97            --          42             1         (2)
------------------------------------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                    --          --            --          --            --         --
------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                          6,866      24,251        26,314      89,425        26,464     67,176
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
            Institutional Class                         (4,329)    (15,954)      (21,405)    (74,455)      (12,367)   (30,280)
------------------------------------------------------------------------------------------------------------------------------
         Retail Class A                                   (367)     (1,052)       (1,757)     (7,796)       (5,301)   (16,063)
------------------------------------------------------------------------------------------------------------------------------
         Retail Class B                                     --          --            --          --            (2)        (2)
------------------------------------------------------------------------------------------------------------------------------
         Institutional II Class                         (2,158)     (7,189)       (3,156)     (7,292)       (8,797)   (20,897)
     Net Capital Gains
         Institutional Class                                --          --            --          --            --         --
------------------------------------------------------------------------------------------------------------------------------
         Retail Class A                                     --          --            --          --            --         --
         Retail Class B                                     --          --            --          --            --         --
         Institutional II Class                             --          --            --          --            --         --
     TOTAL DISTRIBUTIONS                                (6,854)    (24,195)      (26,318)    (89,543)      (26,467)   (67,242)
------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS(1):
     Institutional Class:
         Shares Issued                                 206,768     693,983       911,678   2,374,146     1,186,986  1,209,958
------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions         3           8            --          --         1,140      2,618
------------------------------------------------------------------------------------------------------------------------------
         Shares Redeemed                              (214,524)   (713,500)     (856,276) (2,545,310)     (827,127)(1,137,812)
------------------------------------------------------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                       (7,753)    (19,509)       55,402    (171,164)      360,999     74,764
------------------------------------------------------------------------------------------------------------------------------

     Retail Class A:
         Shares Issued                                  13,483      35,543        90,261     382,422        81,373    220,611
------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions       300        764             --          38         5,243     15,571
         Shares Redeemed                                (9,240)    (33,340)     (105,108)   (383,258)      (59,681)  (190,507)
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                        4,543       2,967       (14,847)       (798)       26,935     45,675
------------------------------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                                      --          --            --          --            81        103
------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions        --          --            --          --             2          2
         Shares Redeemed                                    --          --            --          --            (2)       (23)
     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                           --          --            --          --            81         82
------------------------------------------------------------------------------------------------------------------------------
     Institutional II Class:
         Shares Issued                                 229,894     440,628       551,426     531,461     1,406,178  1,807,345
------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions        --          --            --           1            --         --
------------------------------------------------------------------------------------------------------------------------------
         Shares Redeemed                              (220,750)   (460,064)     (408,877)   (449,663)   (1,315,803)(1,742,150)
------------------------------------------------------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL II CLASS SHARE
     TRANSACTIONS                                        9,144     (19,436)      142,549      81,799        90,375     65,195
------------------------------------------------------------------------------------------------------------------------------

     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                            5,934     (35,978)      183,104     (90,163)      478,390    185,716
------------------------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS               5,946     (35,922)      183,100     (90,281)      478,387    185,650
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of period                               390,642     426,564     1,529,572   1,619,853     1,246,604  1,060,954
------------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD                                    $396,588    $390,642    $1,712,672  $1,529,572    $1,724,991 $1,246,604
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIODS ENDED OCTOBER 31, 2001 (UNAUDITED)  U.S. TREASURY MONEY      U.S. GOVERNMENT MONEY           MONEY MARKET
 OR THE YEAR ENDED APRIL 30, 2001 (AUDITED)          MARKET PORTFOLIO         MARKET PORTFOLIO                PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------

                                                        5/1/01      5/1/00        5/1/01      5/1/00       5/1/01      5/1/00
                                                   to 10/31/01  to 4/30/01   to 10/31/01  to 4/30/01  to 10/31/01  to 4/30/01
                                                  ------------  ----------   -----------  ----------  ------------ ----------
OPERATIONS:
     Net Investment Income                            $  6,854    $ 24,154    $   26,314  $   89,383    $   26,463 $   67,178
------------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments                12          97            --          42             1         (2)
------------------------------------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                    --          --            --          --            --         --
------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                          6,866      24,251        26,314      89,425        26,464     67,176
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
            Institutional Class                         (4,329)    (15,954)      (21,405)    (74,455)      (12,367)   (30,280)
------------------------------------------------------------------------------------------------------------------------------
         Retail Class A                                   (367)     (1,052)       (1,757)     (7,796)       (5,301)   (16,063)
------------------------------------------------------------------------------------------------------------------------------
         Retail Class B                                     --          --            --          --            (2)        (2)
------------------------------------------------------------------------------------------------------------------------------
         Institutional II Class                         (2,158)     (7,189)       (3,156)     (7,292)       (8,797)   (20,897)
     Net Capital Gains
         Institutional Class                                --          --            --          --            --         --
------------------------------------------------------------------------------------------------------------------------------
         Retail Class A                                     --          --            --          --            --         --
         Retail Class B                                     --          --            --          --            --         --
         Institutional II Class                             --          --            --          --            --         --
     TOTAL DISTRIBUTIONS                                (6,854)    (24,195)      (26,318)    (89,543)      (26,467)   (67,242)
------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS(1):
     Institutional Class:
         Shares Issued                                 206,768     693,983       911,678   2,374,146     1,186,986  1,209,958
------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions         3           8            --          --         1,140      2,618
------------------------------------------------------------------------------------------------------------------------------
         Shares Redeemed                              (214,524)   (713,500)     (856,276) (2,545,310)     (827,127)(1,137,812)
------------------------------------------------------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                       (7,753)    (19,509)       55,402    (171,164)      360,999     74,764
------------------------------------------------------------------------------------------------------------------------------

     Retail Class A:
         Shares Issued                                  13,483      35,543        90,261     382,422        81,373    220,611
------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions       300        764             --          38         5,243     15,571
         Shares Redeemed                                (9,240)    (33,340)     (105,108)   (383,258)      (59,681)  (190,507)
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                        4,543       2,967       (14,847)       (798)       26,935     45,675
------------------------------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                                      --          --            --          --            81        103
------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions        --          --            --          --             2          2
         Shares Redeemed                                    --          --            --          --            (2)       (23)
     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                           --          --            --          --            81         82
------------------------------------------------------------------------------------------------------------------------------
     Institutional II Class:
         Shares Issued                                 229,894     440,628       551,426     531,461     1,406,178  1,807,345
------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions        --          --            --           1            --         --
------------------------------------------------------------------------------------------------------------------------------
         Shares Redeemed                              (220,750)   (460,064)     (408,877)   (449,663)   (1,315,803)(1,742,150)
------------------------------------------------------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL II CLASS SHARE
     TRANSACTIONS                                        9,144     (19,436)      142,549      81,799        90,375     65,195
------------------------------------------------------------------------------------------------------------------------------

     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                            5,934     (35,978)      183,104     (90,163)      478,390    185,716
------------------------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS               5,946     (35,922)      183,100     (90,281)      478,387    185,650
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of period                               390,642     426,564     1,529,572   1,619,853     1,246,604  1,060,954
------------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD                                    $396,588    $390,642    $1,712,672  $1,529,572    $1,724,991 $1,246,604
------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIODS ENDED OCTOBER 31, 2001 (UNAUDITED)          TAX-FREE MONEY      PENNSYLVANIA                  SHORT-TERM
 OR THE YEAR ENDED APRIL 30, 2001 (AUDITED)                  MARKET PORTFOLIO    TAX-FREE MONEY                TREASURY
                                                                                 MARKET PORTFOLIO              PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

                                                            5/1/01      5/1/00          5/1/01             5/1/01       5/1/00
                                                       to 10/31/01  to 4/30/01     to 10/31/01(2)     to 10/31/01   to 4/30/01
                                                       -----------  ----------     --------------     -----------   ----------
OPERATIONS:
     Net Investment Income                                $  1,735    $  4,974             $  349         $ 1,016      $ 2,134
-------------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments                    --          --                 --             189          (93)
-------------------------------------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                        --          --                 --             978        1,489
-------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                              1,735       4,974                349           2,183        3,530
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
            Institutional Class                               (770)     (2,289)              (331)           (821)      (1,716)
-------------------------------------------------------------------------------------------------------------------------------
         Retail Class A                                       (430)     (1,290)                --            (195)        (418)
-------------------------------------------------------------------------------------------------------------------------------
         Retail Class B                                         --          --                 --              --           --
-------------------------------------------------------------------------------------------------------------------------------
         Institutional II Class                               (535)     (1,409)               (18)             --           --
     Net Capital Gains
         Institutional Class                                    --          --                 --              --          --
-------------------------------------------------------------------------------------------------------------------------------
         Retail Class A                                         --          --                 --              --          --
         Retail Class B                                         --          --                 --              --           --
         Institutional II Class                                 --          --                 --              --           --
     TOTAL DISTRIBUTIONS                                    (1,735)     (4,988)              (349)         (1,016)      (2,134)
-------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS(1):
     Institutional Class:
         Shares Issued                                      35,789      62,457             58,121           6,096        4,959
-------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions            --          --                 --             105          186
-------------------------------------------------------------------------------------------------------------------------------
         Shares Redeemed                                   (36,800)    (64,071)           (17,129)         (6,310)      (5,924)
-------------------------------------------------------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                           (1,011)     (1,614)            40,992            (109)        (779)
-------------------------------------------------------------------------------------------------------------------------------

     Retail Class A:
         Shares Issued                                      12,907      40,185                 --             780        1,267
-------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions           430       1,173                 --             184          390
         Shares Redeemed                                    (5,899)    (48,961)                --            (737)      (2,880)
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                            7,438      (7,603)                --             227       (1,223)
-------------------------------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                                          --          --                 --              --           --
-------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions            --          --                 --              --           --
         Shares Redeemed                                        --          --                 --              --           --
     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                               --          --                 --              --           --
-------------------------------------------------------------------------------------------------------------------------------
     Institutional II Class:
         Shares Issued                                      39,633      97,949              3,187              --           --
-------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions            --          --                 --              --           --
-------------------------------------------------------------------------------------------------------------------------------
         Shares Redeemed                                   (38,741)    (89,207)            (1,050)             --           --
-------------------------------------------------------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL II CLASS SHARE
     TRANSACTIONS                                              892       8,742              2,137              --           --
-------------------------------------------------------------------------------------------------------------------------------

     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                                7,319        (475)            43,129             118       (2,002))
-------------------------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS                   7,319        (489)            43,129           1,285         (606))
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of period                                   144,403     144,892                 --          44,075       44,681
-------------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD                                        $151,722    $144,403            $43,129         $45,360      $44,075
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIODS ENDED OCTOBER 31, 2001 (UNAUDITED)             SHORT-TERM                   MARYLAND               PENNSYLVANIA
 OR THE YEAR ENDED APRIL 30, 2001 (AUDITED)                     BOND                         TAX-FREE               TAX-FREE
                                                                PORTFOLIO                    PORTFOLIO              PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

                                                           5/1/01       5/1/00         5/1/01       5/1/00       5/1/01      5/1/00
                                                      to 10/31/01   to 4/30/01    to 10/31/01   to 4/30/01  to 10/31/01  to 4/30/01
                                                     ------------   ----------   ------------   ----------  -----------  ----------
OPERATIONS:
     Net Investment Income                                $ 1,890    $   4,658       $  2,573    $   5,124     $  3,534    $  7,208
-----------------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments                  113         (500)           (33)        (140)         353        (828)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                      969        3,665          3,840        5,146        5,822       8,093
-----------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                             2,972        7,823          6,380       10,130        9,709      14,473
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
            Institutional Class                            (1,888)      (4,723)        (2,014)      (4,026)      (3,447)     (7,080)
-----------------------------------------------------------------------------------------------------------------------------------
         Retail Class A                                        --           --           (536)      (1,085)         (48)       (125)
-----------------------------------------------------------------------------------------------------------------------------------
         Retail Class B                                        --           --            (16)         (13)          (2)         (3)
-----------------------------------------------------------------------------------------------------------------------------------
         Institutional II Class                                --           --             --           --           --          --
     Net Capital Gains
         Institutional Class                                   --           --             --           --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
         Retail Class A                                        --           --             --           --           --          --
         Retail Class B                                        --           --             --           --           --          --
         Institutional II Class                                --           --             --           --           --          --
     TOTAL DISTRIBUTIONS                                   (1,888)      (4,723)        (2,566)      (5,124)      (3,497)     (7,208)
-----------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS(1):
     Institutional Class:
         Shares Issued                                     10,524       13,135          5,178       12,483        6,125      17,786
-----------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions          867        2,308            202          331          100         134
-----------------------------------------------------------------------------------------------------------------------------------
         Shares Redeemed                                  (11,933)     (34,638)        (3,748)     (14,395)      (8,233)    (24,875)
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                            (542)     (19,195)         1,632       (1,581)      (2,008)     (6,955)
-----------------------------------------------------------------------------------------------------------------------------------

     Retail Class A:
         Shares Issued                                         --           --          7,156        4,947          249         631
-----------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions           --           --            414          832           35          89
         Shares Redeemed                                       --           --         (7,389)      (8,082)        (617)     (1,290)
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                              --           --            181       (2,303)        (333)       (570)
-----------------------------------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                                         --           --            348          749           92          23
-----------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions           --           --              9            6            2           2
         Shares Redeemed                                       --           --            (60)         (70)          --        (141)
     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                              --           --            297          685           94        (116)
-----------------------------------------------------------------------------------------------------------------------------------
     Institutional II Class:
         Shares Issued                                         --           --             --           --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions           --           --             --           --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
         Shares Redeemed                                       --           --             --           --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL II CLASS SHARE
     TRANSACTIONS                                              --           --             --           --           --          --
-----------------------------------------------------------------------------------------------------------------------------------

     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                                (542)     (19,195)         2,110       (3,199)      (2,247)     (7,641)
-----------------------------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS                    542      (16,095)         5,924        1,807        3,965        (376)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of period                                   76,090       92,185        115,626      113,819      163,512     163,888
-----------------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD                                        $76,632    $  76,090       $121,550     $115,626     $167,477    $163,512
-----------------------------------------------------------------------------------------------------------------------------------

(1) For share transactions, see Note 9 in Notes to Financial Statements.
(2) Commenced operations on 5/1/01.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / October 31, 2001



114 & 115

   STATEMENTS OF CHANGES IN NET ASSETS (000)

-----------------------------------------------------------------------------------------------------------
 FOR THE PERIODS ENDED OCTOBER 31, 2001 (UNAUDITED)   INTERMEDIATE FIXED                U.S. GOVERNMENT
 OR THE YEAR ENDED APRIL 30, 2001 (AUDITED)           INCOME PORTFOLIO                  BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------

                                                       5/1/01       5/1/00          5/1/01         5/1/00
                                                   to 10/31/01   to 4/30/01     to 10/31/01     to 4/30/01
                                                 -------------   ----------     -----------     ----------
OPERATIONS:
     Net Investment Income                       $ 3,551          $  7,192         $  3,372       $  8,340
-----------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments         261              (104)             370         (2,806)
-----------------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments           5,317             5,660            4,387          9,822
-----------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                    9,129            12,748            8,129         15,356
-----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
         Institutional Class                      (3,566)           (7,185)          (3,285)        (8,213)
-----------------------------------------------------------------------------------------------------------
         Retail Class A                               --                --              (75)          (128)
-----------------------------------------------------------------------------------------------------------
         Retail Class B                               --                --               --             --
-----------------------------------------------------------------------------------------------------------
     Net Capital Gains
         Institutional Class                          --                --               --             --
-----------------------------------------------------------------------------------------------------------
         Retail Class A                               --                --               --             --
         Retail Class B                               --                --               --             --

     TOTAL DISTRIBUTIONS                          (3,566)           (7,185)          (3,360)        (8,341)
-----------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS(1):
     Institutional Class:
         Shares Issued                            10,629            29,395            4,055          7,225
-----------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of
     Cash Distributions 701             1,428              819          2,105
-----------------------------------------------------------------------------------------------------------
         Shares Redeemed                         (10,377)          (21,409)         (18,086)       (55,031)

     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                    953             9,414          (13,212)       (45,701)
-----------------------------------------------------------------------------------------------------------

     Retail Class A:
         Proceeds from Govett Merger                  --                --               --             --
-----------------------------------------------------------------------------------------------------------
         Shares Issued                                --                --            1,557            494
         Shares Issued in Lieu of Cash Distributions  --                --               61             99
         Shares Redeemed                              --                --             (691)          (545)
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                     --                --              927             48
-----------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                                --                --               --             --
-----------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions  --                --               --             --
         Shares Redeemed                              --                --               --             --

     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                     --                --               --             --
-----------------------------------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                        953             9,414          (12,285)       (45,653)
-----------------------------------------------------------------------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS         6,516            14,977           (7,516)       (38,638)
-----------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of period                         129,531           114,554          130,574        169,212
-----------------------------------------------------------------------------------------------------------

     END OF PERIOD                              $136,047          $129,531         $123,058       $130,574
-----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIODS ENDED OCTOBER 31, 2001 (UNAUDITED)               INCOME                                     BALANCED
 OR THE YEAR ENDED APRIL 30, 2001 (AUDITED)                       PORTFOLIO                                  PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------

                                                            5/1/01        5/1/00                     5/1/01        5/1/00
                                                        to 10/31/01    to 4/30/01                to 10/31/01    to 4/30/01
                                                        -----------    ----------                -----------    ----------
OPERATIONS:
     Net Investment Income                                 $ 10,396     $  23,256                   $  3,436      $  8,387
---------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments                  3,772         4,749                     (8,992)       (1,234)
---------------------------------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                     12,579        13,730                    (24,365)      (36,126)
---------------------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                              26,747        41,735                    (29,921)      (28,973)
---------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
         Institutional Class                                (10,108)      (22,728)                    (3,039)       (7,298)
---------------------------------------------------------------------------------------------------------------------------
         Retail Class A                                        (258)         (519)                      (438)         (932)
---------------------------------------------------------------------------------------------------------------------------
         Retail Class B                                         (20)          (25)                       (99)         (189)
---------------------------------------------------------------------------------------------------------------------------
     Net Capital Gains
         Institutional Class                                     --            --                         --       (19,683)
---------------------------------------------------------------------------------------------------------------------------
         Retail Class A                                          --            --                         --        (2,630)
         Retail Class B                                          --            --                         --          (817)

     TOTAL DISTRIBUTIONS                                    (10,386)      (23,272)                    (3,576)      (31,549)
---------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS(1):
     Institutional Class:
         Shares Issued                                       16,110        58,761                      7,934        28,676
---------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions          6,819        16,122                      3,023        26,844
---------------------------------------------------------------------------------------------------------------------------
         Shares Redeemed                                    (46,401)      (64,197)                   (20,777)      (51,444)

     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                           (23,472)       10,686                     (9,820)        4,076
---------------------------------------------------------------------------------------------------------------------------

     Retail Class A:
         Proceeds from Govett Merger                             --         3,395                         --            --
---------------------------------------------------------------------------------------------------------------------------
         Shares Issued                                        1,581           873                      3,717        11,045
         Shares Issued in Lieu of Cash Distributions            213           380                        425         3,444
         Shares Redeemed                                       (551)       (1,839)                    (3,699)       (7,120)
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                             1,243         2,809                        443         7,369
---------------------------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                                          344           352                      1,613         6,166
---------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions             18            22                         98           996
         Shares Redeemed                                        (22)         (119)                    (1,041)       (1,217)

     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                               340           255                        670         5,945
---------------------------------------------------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                               (21,889)       13,750                     (8,707)       17,390
---------------------------------------------------------------------------------------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS                   (5,528)       32,213                    (42,204)      (43,132)
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of period                                    381,732       349,519                    359,289       402,421
---------------------------------------------------------------------------------------------------------------------------

     END OF PERIOD                                         $376,204      $381,732                   $317,085      $359,289
---------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIODS ENDED OCTOBER 31, 2001 (UNAUDITED)         EQUITY INCOME            VALUE EQUITY               EQUITY INDEX
 OR THE YEAR ENDED APRIL 30, 2001 (AUDITED)                 PORTFOLIO                PORTFOLIO                  PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

                                                        5/1/01       5/1/00       5/1/01       5/1/00       5/1/01     5/1/00
                                                    to 10/31/01   to 4/30/01  to 10/31/01   to 4/30/01  to 10/31/01 to 4/30/01
                                                    -----------   ----------  -----------   ----------  ----------- ----------
OPERATIONS:
     Net Investment Income                            $    633      $ 1,438     $    550   $      634      $    561  $   1,195
-------------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments              (233)       4,220        2,837       21,684          (725)    18,307
-------------------------------------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments               (11,769)      (1,074)     (40,798)     (46,258)      (15,655)   (34,461)
-------------------------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                        (11,369)       4,584      (37,411)     (23,940)      (15,819)   (14,959)
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
         Institutional Class                              (600)      (1,379)        (534)        (554)         (520)    (1,165)
-------------------------------------------------------------------------------------------------------------------------------
         Retail Class A                                    (33)         (58)          (9)          (7)          (37)       (57)
-------------------------------------------------------------------------------------------------------------------------------
         Retail Class B                                     --           --           --           --            --         --
-------------------------------------------------------------------------------------------------------------------------------
     Net Capital Gains
         Institutional Class                                --       (6,963)          --      (53,368)           --    (20,299)
-------------------------------------------------------------------------------------------------------------------------------
         Retail Class A                                     --         (305)          --       (1,087)           --     (1,342)
         Retail Class B                                     --           --           --          (94)           --         --

     TOTAL DISTRIBUTIONS                                  (633)      (8,705)        (543)     (55,110)         (557)   (22,863)
-------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS(1):
     Institutional Class:
         Shares Issued                                   3,531        7,446       15,059       26,226         4,294     18,178
-------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions        16        6,812          168       37,043           394     21,056
-------------------------------------------------------------------------------------------------------------------------------
         Shares Redeemed                                (2,608)     (15,104)     (20,658)    (103,792)       (6,249)   (54,629)

     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                          939         (846)      (5,431)     (40,523)       (1,561)   (15,395)
-------------------------------------------------------------------------------------------------------------------------------

     Retail Class A:
         Proceeds from Govett Merger                        --           --           --           --            --         --
-------------------------------------------------------------------------------------------------------------------------------
         Shares Issued                                   1,173        1,306        1,013        2,709           690      4,208
         Shares Issued in Lieu of Cash Distributions        31          349            6          682            26      1,383
         Shares Redeemed                                  (426)        (655)        (657)      (2,450)         (764)    (1,229)
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                          778        1,000          362          941           (48)     4,362
-------------------------------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                                      --           --          170          418            --         --
-------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions        --           --            5           94            --         --
         Shares Redeemed                                    --           --          (15)        (103)           --         --

     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                           --           --          160          409            --         --
-------------------------------------------------------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                            1,717          154       (4,909)     (39,173)       (1,609)   (11,033)
-------------------------------------------------------------------------------------------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS             (10,285)      (3,967)     (42,863)    (118,223)      (17,985)   (48,855)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of period                                82,859       86,826      318,551      436,774       109,755    158,610
-------------------------------------------------------------------------------------------------------------------------------

     END OF PERIOD                                    $ 72,574      $82,859     $275,688    $ 318,551      $ 91,770   $109,755
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
 FOR THE PERIODS ENDED OCTOBER 31, 2001 (UNAUDITED)       BLUE CHIP
 OR THE YEAR ENDED APRIL 30, 2001 (AUDITED)               EQUITY PORTFOLIO
------------------------------------------------------------------------------

                                                          5/1/01      5/1/00
                                                      to 10/31/01  to 4/30/01
                                                      -----------  ----------
OPERATIONS:
     Net Investment Income                              $    297    $    885
------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments              (1,709)     (8,290)
------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                 (52,223)    (35,914)
------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                          (53,635)    (43,319)
------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
         Institutional Class                                (272)       (744)
------------------------------------------------------------------------------
         Retail Class A                                      (47)       (160)
------------------------------------------------------------------------------
         Retail Class B                                       --          --
------------------------------------------------------------------------------
     Net Capital Gains
         Institutional Class                                  --      (5,532)
------------------------------------------------------------------------------
         Retail Class A                                       --      (1,799)
         Retail Class B                                       --        (347)

     TOTAL DISTRIBUTIONS                                    (319)     (8,582)
------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS(1):
     Institutional Class:
         Shares Issued                                    21,405      79,191
------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions         106       5,279
------------------------------------------------------------------------------
         Shares Redeemed                                 (13,468)    (22,783)

     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                          8,043      61,687
------------------------------------------------------------------------------

     Retail Class A:
         Proceeds from Govett Merger                          --          --
------------------------------------------------------------------------------
         Shares Issued                                     3,494      12,829
         Shares Issued in Lieu of Cash Distributions          45       1,922
         Shares Redeemed                                  (4,164)     (8,382)
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                           (625)      6,369
------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                                     1,519       6,851
------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions          --         343
         Shares Redeemed                                    (669)     (1,116)

     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                            850       6,078
------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                              8,268      74,134
------------------------------------------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS               (45,686)     22,233
------------------------------------------------------------------------------

NET ASSETS:
     Beginning of period                                 317,824     295,591
------------------------------------------------------------------------------

     END OF PERIOD                                      $272,138    $317,824
------------------------------------------------------------------------------

(1) For share transactions, see Note 9 in Notes to Financial Statements. Amounts designated as "--" are either $0 or have been rounded to $0.
 The accompanying notes are an integral part of the financial statements.





                                           SEMI ANNUAL REPORT / October 31, 2001

116 & 117

STATEMENTS OF CHANGES IN NET ASSETS (000)

---------------------------------------------------------------------------------------------------------
 FOR THE PERIODS ENDED OCTOBER 31, 2001 (UNAUDITED)     CAPITAL GROWTH               MID-CAP
 OR THE YEAR ENDED APRIL 30, 2001 (AUDITED)             PORTFOLIO                    EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------

                                                      5/1/01        5/1/00           5/1/01       5/1/00
                                                 to 10/31/01    to 4/30/01      to 10/31/01   to 4/30/01
                                                 -----------    ----------      -----------   ----------
OPERATIONS:
     Net Investment Income (Loss)                     $   43     $    328          $   (3)        $ (202)
---------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments         (11,957)      (8,119)         (8,231)        18,712
---------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Foreign
           Currency Transactions                          --           --              --             --
---------------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments             (42,721)     (49,266)         (2,555)       (25,227)
     Net Change in Unrealized Appreciation
           (Depreciation) on Foreign
           Currency Transactions                          --           --              --             --
---------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                      (54,635)     (57,057)        (10,789)        (6,717)
---------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
         Institutional Class                              --         (139)             --             --
---------------------------------------------------------------------------------------------------------
         Retail Class A                                   --           (6)             --             --
---------------------------------------------------------------------------------------------------------
         Retail Class B                                   --           --              --             --
---------------------------------------------------------------------------------------------------------
     Return of Capital
         Institutional Class                              --           --              --             --
---------------------------------------------------------------------------------------------------------
         Retail Class A                                   --           --              --             --
     Net Capital Gains
         Institutional Class                              --      (14,939)             --        (19,593)
---------------------------------------------------------------------------------------------------------
         Retail Class A                                   --       (4,071)             --           (681)
         Retail Class B                                   --       (1,393)             --             --
     TOTAL DISTRIBUTIONS                                  --      (20,548)             --        (20,274)
---------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS(1):
     Institutional Class:
         Proceeds from Govett Merger                      --           --              --             --
---------------------------------------------------------------------------------------------------------
         Shares Issued                                23,808       61,524          10,858         19,895
         Shares Issued in Lieu of Cash Distributions      --       13,964              --         18,702
         Shares Redeemed                             (13,421)     (37,268)         (6,693)        (9,513)
     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                     10,387       38,220           4,165         29,084
---------------------------------------------------------------------------------------------------------

     Retail Class A:
         Proceeds from Govett Merger                      --           --              --             --
---------------------------------------------------------------------------------------------------------
         Shares Issued                                 4,595       24,738           2,104          4,094
---------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions      --        3,986              --            638
         Shares Redeemed                              (3,923)     (20,358)         (1,429)          (433)
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                        672        8,366             675          4,299
---------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                                 1,168        7,594              --             --
---------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions      --        1,386              --             --
---------------------------------------------------------------------------------------------------------
         Shares Redeemed                                (779)      (1,584)             --             --
---------------------------------------------------------------------------------------------------------
     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                        389        7,396              --             --
---------------------------------------------------------------------------------------------------------

     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                         11,448       53,982           4,840         33,383
---------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS           (43,187)     (23,623)         (5,949)         6,392
---------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of period                             236,778      260,401          99,806         93,414
---------------------------------------------------------------------------------------------------------
     END OF PERIOD                                  $193,591     $236,778         $93,857        $99,806
---------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIODS ENDED OCTOBER 31, 2001 (UNAUDITED)          SMALL-CAP                              INTERNATIONAL EQUITY
 OR THE YEAR ENDED APRIL 30, 2001 (AUDITED)                  EQUITY PORTFOLIO                       PORTFOLIO(2)
------------------------------------------------------------------------------------------------------------------------------------

                                                              5/1/01        5/1/00        05/1/01          11/1/00          1/1/00
                                                         to 10/31/01    to 4/30/01    to 10/31/01       to 4/30/01      to 10/31/00*
                                                         -----------    ----------    -----------       ----------      -----------
OPERATIONS:
     Net Investment Income (Loss)                           $   (50)       $ (164)        $ 156      $      (23)         $ (182)
------------------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments                 (9,638)      (19,926)       (2,560)         (3,104)          3,040
------------------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Foreign
           Currency Transactions                                 --            --            54             (59)           (177)
------------------------------------------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                     (8,964)        6,427        (5,096)         (1,812)         (9,740)
     Net Change in Unrealized Appreciation
           (Depreciation) on Foreign
           Currency Transactions                                 --            --           (17)            102              (3)
------------------------------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                             (18,652)      (13,663)       (7,463)         (4,896)         (7,062)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
         Institutional Class                                     --            --            --            (151)             --
------------------------------------------------------------------------------------------------------------------------------------
         Retail Class A                                          --            --            --             (30)             --
------------------------------------------------------------------------------------------------------------------------------------
         Retail Class B                                          --            --            --              --              --
------------------------------------------------------------------------------------------------------------------------------------
     Return of Capital
         Institutional Class                                     --          (460)           --              --              --
------------------------------------------------------------------------------------------------------------------------------------
         Retail Class A                                          --           (69)           --              --              --
     Net Capital Gains
         Institutional Class                                     --       (13,786)           --          (1,990)         (1,227)
------------------------------------------------------------------------------------------------------------------------------------
         Retail Class A                                          --        (2,066)           --            (511)         (1,923)
         Retail Class B                                          --            --            --              --              --
     TOTAL DISTRIBUTIONS                                         --       (16,381)           --          (2,682)         (3,150)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS(1):
     Institutional Class:
         Proceeds from Govett Merger                             --            --            --              --          40,471
------------------------------------------------------------------------------------------------------------------------------------
         Shares Issued                                       12,338        22,505         2,854           4,875           2,067
         Shares Issued in Lieu of Cash Distributions             --        14,035            --           1,978           1,224
         Shares Redeemed                                     (6,390)       (9,605)       (4,592)         (9,730)         (4,129)
     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                             5,948        26,935        (1,738)         (2,877)         39,633
------------------------------------------------------------------------------------------------------------------------------------

     Retail Class A:
         Proceeds from Govett Merger                             --        62,433            --              --           3,419
------------------------------------------------------------------------------------------------------------------------------------
         Shares Issued                                        6,259        95,071         1,111          18,154             354
------------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions             --         2,105            --             525           1,828
         Shares Redeemed                                     (7,039)      (98,814)       (2,468)        (18,020)         (3,286)
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                              (780)       60,795        (1,357)            659           2,315
------------------------------------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                                          180           138            --              --              --
------------------------------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions             --            --            --              --              --
------------------------------------------------------------------------------------------------------------------------------------
         Shares Redeemed                                         (4)          (18)           --              --              --
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                               176           120            --              --              --
------------------------------------------------------------------------------------------------------------------------------------

     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                                 5,344        87,850        (3,095)         (2,218)         41,948
------------------------------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS                  (13,308)       57,806       (10,558)         (9,796)         31,736
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of period                                    150,473        92,667        43,077          52,873          21,137
------------------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD                                         $137,165      $150,473       $32,519         $43,077         $52,873
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 FOR THE PERIODS ENDED OCTOBER 31, 2001 (UNAUDITED)                          EMERGING MARKETS
 OR THE YEAR ENDED APRIL 30, 2001 (AUDITED)                                  EQUITY PORTFOLIO(2)
------------------------------------------------------------------------------------------------------------

                                                           05/1/01             11/1/00              1/1/00
                                                       to 10/31/01          to 4/30/00          to 10/31/00*
                                                       -----------          ----------          -----------
OPERATIONS:
     Net Investment Income (Loss)                         $   14             $   (10)            $   (103)
------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments              (1,666)               (799)               2,110
------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Foreign
           Currency Transactions                               5                  17                  (84)
------------------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                     463                (395)              (6,726)
     Net Change in Unrealized Appreciation
           (Depreciation) on Foreign
           Currency Transactions                              (7)                  7                   16
------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                           (1,191)             (1,180)              (4,787)
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
         Institutional Class                                  --                  --                   --
------------------------------------------------------------------------------------------------------------
         Retail Class A                                       --                  --                   --
------------------------------------------------------------------------------------------------------------
         Retail Class B                                       --                  --                   --
------------------------------------------------------------------------------------------------------------
     Return of Capital
         Institutional Class                                  --                  --                   --
------------------------------------------------------------------------------------------------------------
         Retail Class A                                       --                  --                   --
     Net Capital Gains
         Institutional Class                                  --                  --                   --
------------------------------------------------------------------------------------------------------------
         Retail Class A                                       --                  --                   --
         Retail Class B                                       --                  --                   --
     TOTAL DISTRIBUTIONS                                      --                  --                   --
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS(1):
     Institutional Class:
         Proceeds from Govett Merger                          --                  --                   --
------------------------------------------------------------------------------------------------------------
         Shares Issued                                        --                  --                   --
         Shares Issued in Lieu of Cash Distributions          --                  --                   --
         Shares Redeemed                                      --                  --                   --
     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                             --                  --                   --
------------------------------------------------------------------------------------------------------------

     Retail Class A:
         Proceeds from Govett Merger                          --                  --                   --
------------------------------------------------------------------------------------------------------------
         Shares Issued                                     1,437                 802                1,303
------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions          --                  --                   --
         Shares Redeemed                                  (2,040)             (1,500)              (5,451)
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                           (603)               (698)              (4,148)
------------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                                        --                  --                   --
------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions          --                  --                   --
------------------------------------------------------------------------------------------------------------
         Shares Redeemed                                      --                  --                   --
------------------------------------------------------------------------------------------------------------
     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                             --                  --                   --
------------------------------------------------------------------------------------------------------------

     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                              (603)                (698)              (4,148)
------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS               (1,794)              (1,878)              (8,935)
------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of period                                  7,246                9,124               18,059
------------------------------------------------------------------------------------------------------------
     END OF PERIOD                                       $5,452              $ 7,246              $ 9,124
------------------------------------------------------------------------------------------------------------

 *  Audited.
(1) For share transactions, see Note 9 in Notes to Financial Statements.
(2) The operations of the Portfolio prior to August 12, 2000 are those of the former Govett Fund. See Note 8.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.



                                           SEMI ANNUAL REPORT / October 31, 2001

118   FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) AND THE YEARS ENDED APRIL 30 (AUDITED),
----------------------------------------------------------------------------------------------------------------------------------
                                    REALIZED
           NET ASSET                AND               DISTRIBUTIONS    DISTRIBUTIONS    NET ASSET
           VALUE,        NET        UNREALIZED        FROM NET         FROM             VALUE,                      NET ASSETS
           BEGINNING     INVESTMENT GAINS (LOSSES)    INVESTMENT       CAPITAL          END           TOTAL         END OF
           OF PERIOD     INCOME     ON INVESTMENTS    INCOME           GAINS            OF PERIOD     RETURN(A)     PERIOD (000)
----------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Money Market Portfolio
INSTITUTIONAL CLASS
  2001*       $1.00       0.02         --               (0.02)            --             $1.00           1.71%+      $  251,399
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.05         --               (0.05)            --              1.00           5.58           259,145
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.05         --               (0.05)            --              1.00           4.73           278,568
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.04         --               (0.04)            --              1.00           4.58           289,930
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.05         --               (0.05)            --              1.00           5.08           262,687
----------------------------------------------------------------------------------------------------------------------------------
  1997         1.00       0.05         --               (0.05)            --              1.00           5.00           225,924

RETAIL CLASS A
  2001*       $1.00       0.02         --               (0.02)            --             $1.00           1.59%+      $   26,131
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.05         --               (0.05)            --              1.00           5.34            21,587
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.04         --               (0.04)            --              1.00           4.49            18,618
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.04         --               (0.04)            --              1.00           4.33            19,632
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.05         --               (0.05)            --              1.00           4.77            35,302
----------------------------------------------------------------------------------------------------------------------------------
  1997         1.00       0.05         --               (0.05)            --              1.00           4.71            13,673

INSTITUTIONAL II CLASS
  2001*       $1.00       0.02         --               (0.02)            --             $1.00           1.67%+      $  119,058
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.05         --               (0.05)            --              1.00           5.50           109,910
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.05         --               (0.05)            --              1.00           4.66           129,378
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.04         --               (0.04)            --              1.00           4.53           139,253
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.05         --               (0.05)            --              1.00           4.99            94,844
----------------------------------------------------------------------------------------------------------------------------------
  1997         1.00       0.05         --               (0.05)            --              1.00           4.89            63,496

U.S. Government Money Market Portfolio
INSTITUTIONAL CLASS
  2001*       $1.00       0.02         --               (0.02)            --             $1.00           1.72%+      $1,298,911
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.06         --               (0.06)            --              1.00           6.00         1,243,512
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.05         --               (0.05)            --              1.00           5.16         1,414,772
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.05         --               (0.05)            --              1.00           5.00         1,428,064
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.05         --               (0.05)            --              1.00           5.42         1,285,840
----------------------------------------------------------------------------------------------------------------------------------
  1997         1.00       0.05         --               (0.05)            --              1.00           5.22         1,250,778

RETAIL CLASS A
  2001*       $1.00       0.02         --               (0.02)            --             $1.00           1.60%+      $  104,878
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.06         --               (0.06)            --              1.00           5.75           119,725
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.05         --               (0.05)            --              1.00           4.92           120,578
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.05         --               (0.05)            --              1.00           4.75           104,037
----------------------------------------------------------------------------------------------------------------------------------
  1998 (1)     1.00       0.04         --               (0.04)            --              1.00           5.19**          78,265

INSTITUTIONAL II CLASS
  2001*       $1.00       0.02         --               (0.02)            --             $1.00           1.68%+      $  308,883
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.06         --               (0.06)            --              1.00           5.92           166,335
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.05         --               (0.05)            --              1.00           5.08            84,503
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.05         --               (0.05)            --              1.00           4.95           142,144
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.05         --               (0.05)            --              1.00           5.33            91,629
----------------------------------------------------------------------------------------------------------------------------------
  1997         1.00       0.05         --               (0.05)            --              1.00           5.12            37,284

Money Market Portfolio
INSTITUTIONAL CLASS
  2001*       $1.00       0.02         --               (0.02)            --             $1.00           1.82%+      $  944,961
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.06         --               (0.06)            --              1.00           6.17           583,964
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.05         --               (0.05)            --              1.00           5.37           509,229
  1999         1.00       0.05         --               (0.05)            --              1.00           5.17           527,132
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.05         --               (0.05)            --              1.00           5.55           226,439
----------------------------------------------------------------------------------------------------------------------------------
  1997         1.00       0.05         --               (0.05)            --              1.00           5.36           318,919

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) AND THE YEARS ENDED APRIL 30 (AUDITED),
-------------------------------------------------------------------------------------
                                                                        RATIO
                                                       RATIO OF NET     OF EXPENSES
                                         RATIO OF      INVESTMENT       TO AVERAGE
                                         EXPENSES      INCOME           NET ASSETS
                                         TO AVERAGE    TO AVERAGE       (EXCLUDING
                                         NET ASSETS    NET ASSETS       WAIVERS)
-------------------------------------------------------------------------------------

U.S. Treasury Money Market Portfolio
INSTITUTIONAL CLASS
  2001*                                   0.46%**    3.37%**            0.59%**
-------------------------------------------------------------------------------------
  2001                                    0.47       5.44               0.60
-------------------------------------------------------------------------------------
  2000                                    0.45       4.63               0.58
-------------------------------------------------------------------------------------
  1999                                    0.45       4.47               0.59
-------------------------------------------------------------------------------------
  1998                                    0.40       4.96               0.48
-------------------------------------------------------------------------------------
  1997                                    0.37       4.88               0.43

RETAIL CLASS A
  2001*                                   0.69%**    3.12%**            0.84%**
-------------------------------------------------------------------------------------
  2001                                    0.70       5.19               0.85
-------------------------------------------------------------------------------------
  2000                                    0.68       4.34               0.83
-------------------------------------------------------------------------------------
  1999                                    0.69       4.31               0.84
-------------------------------------------------------------------------------------
  1998                                    0.70       4.66               0.85
-------------------------------------------------------------------------------------
  1997                                    0.64       4.62               0.83

INSTITUTIONAL II CLASS
  2001*                                   0.53%**    3.27%**            0.59%**
-------------------------------------------------------------------------------------
  2001                                    0.54       5.34               0.60
-------------------------------------------------------------------------------------
  2000                                    0.52       4.58               0.58
-------------------------------------------------------------------------------------
  1999                                    0.50       4.39               0.56
-------------------------------------------------------------------------------------
  1998                                    0.48       4.88               0.54
-------------------------------------------------------------------------------------
  1997                                    0.47       4.79               0.53

U.S. Government Money Market Portfolio
INSTITUTIONAL CLASS
  2001*                                   0.43%**    3.37%**            0.60%**
-------------------------------------------------------------------------------------
  2001                                    0.40       5.82               0.58
-------------------------------------------------------------------------------------
  2000                                    0.41       5.05               0.59
-------------------------------------------------------------------------------------
  1999                                    0.40       4.86               0.59
-------------------------------------------------------------------------------------
  1998                                    0.35       5.29               0.49
-------------------------------------------------------------------------------------
  1997                                    0.32       5.10               0.43

RETAIL CLASS A
  2001*                                   0.66%**    3.17%**            0.85%**
-------------------------------------------------------------------------------------
  2001                                    0.63       5.62               0.83
-------------------------------------------------------------------------------------
  2000                                    0.64       4.85               0.84
-------------------------------------------------------------------------------------
  1999                                    0.64       4.62               0.84
-------------------------------------------------------------------------------------
  1998 (1)                                0.67**     4.98**             0.87**

INSTITUTIONAL II CLASS
  2001*                                   0.50%**    3.21%**            0.60%**
-------------------------------------------------------------------------------------
  2001                                    0.47       5.69               0.58
-------------------------------------------------------------------------------------
  2000                                    0.48       4.91               0.59
-------------------------------------------------------------------------------------
  1999                                    0.45       4.76               0.56
-------------------------------------------------------------------------------------
  1998                                    0.44       5.21               0.55
-------------------------------------------------------------------------------------
  1997                                    0.42       5.01               0.53

Money Market Portfolio
INSTITUTIONAL CLASS
  2001*                                   0.38%**    3.47%**            0.58%**
-------------------------------------------------------------------------------------
  2001                                    0.38       5.97               0.58
-------------------------------------------------------------------------------------
  2000                                    0.38       5.25               0.58
-------------------------------------------------------------------------------------
  1999                                    0.38       5.01               0.60
-------------------------------------------------------------------------------------
  1998                                    0.33       5.41               0.50
-------------------------------------------------------------------------------------
  1997                                    0.28       5.23               0.43


October 31, 2001  /   SEMI ANNUAL REPORT

                                                        FINANCIAL HIGHLIGHTS 119

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) AND THE YEARS ENDED APRIL 30 (AUDITED),
----------------------------------------------------------------------------------------------------------------------------------

                                    REALIZED
           NET ASSET                AND               DISTRIBUTIONS    DISTRIBUTIONS   NET ASSET
           VALUE,        NET        UNREALIZED        FROM NET         FROM            VALUE,                        NET ASSETS
           BEGINNING     INVESTMENT GAINS (LOSSES)    INVESTMENT       CAPITAL         END           TOTAL           END OF
           OF PERIOD     INCOME     ON INVESTMENTS    INCOME           GAINS           OF PERIOD     RETURN(A)       PERIOD (000)
----------------------------------------------------------------------------------------------------------------------------------

Money Market Portfolio (CONTINUED)
RETAIL CLASS A
  2001*       $1.00      0.02            --           (0.02)               --          $1.00          1.70%+        $  323,683
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00      0.06            --           (0.06)               --           1.00          5.93             296,748
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00      0.05            --           (0.05)               --           1.00          5.13             251,140
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00      0.05            --           (0.05)               --           1.00          4.91             246,496
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00      0.05            --           (0.05)               --           1.00          5.25             188,048
----------------------------------------------------------------------------------------------------------------------------------
  1997         1.00      0.05            --           (0.05)               --           1.00          5.03             128,693

RETAIL CLASS B
  2001*       $1.00      0.01            --           (0.01)               --          $1.00          1.35%+$              186
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00      0.05            --           (0.05)               --           1.00          5.21                 105
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00      0.04            --           (0.04)               --           1.00          4.41                  23
----------------------------------------------------------------------------------------------------------------------------------
  1999 (2)     1.00      0.01            --           (0.01)               --           1.00          3.86**                22

INSTITUTIONAL II CLASS
  2001*       $1.00      0.02            --           (0.02)               --          $1.00          1.79%+        $  456,161
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00      0.06            --           (0.06)               --           1.00          6.09             365,787
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00      0.05            --           (0.05)               --           1.00          5.30             300,562
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00      0.05            --           (0.05)               --           1.00          5.11             229,046
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00      0.05            --           (0.05)               --           1.00          5.47              82,293
----------------------------------------------------------------------------------------------------------------------------------
  1997         1.00      0.05            --           (0.05)               --           1.00          5.25              62,960

Tax-Free Money Market Portfolio
INSTITUTIONAL CLASS
  2001*       $1.00      0.01            --           (0.01)               --          $1.00          1.17%+        $   61,042
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00      0.04            --           (0.04)               --           1.00          3.73              62,052
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00      0.03            --           (0.03)               --           1.00          3.17              63,666
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00      0.03            --           (0.03)               --           1.00          2.99              77,896
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00      0.03            --           (0.03)               --           1.00          3.45              90,446
  1997         1.00      0.03            --           (0.03)               --           1.00          3.29              69,091

RETAIL CLASS A
  2001*       $1.00      0.01            --           (0.01)               --          $1.00          1.05%+        $   45,795
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00      0.03            --           (0.03)               --           1.00          3.50              38,358
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00      0.03            --           (0.03)               --           1.00          2.94              45,970
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00      0.03            --           (0.03)               --           1.00          2.74              33,509
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00      0.03            --           (0.03)               --           1.00          3.16              25,144
----------------------------------------------------------------------------------------------------------------------------------
  1997         1.00      0.03            --           (0.03)               --           1.00          3.01              16,495

INSTITUTIONAL II CLASS
  2001*       $1.00      0.01            --           (0.01)               --          $1.00          1.13%+        $   44,885
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00      0.04            --           (0.04)               --           1.00          3.66              43,993
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00      0.03            --           (0.03)               --           1.00          3.10              35,256
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00      0.03            --           (0.03)               --           1.00          2.94              43,575
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00      0.03            --           (0.03)               --           1.00          3.37              29,474
----------------------------------------------------------------------------------------------------------------------------------
  1997         1.00      0.03            --           (0.03)               --           1.00          3.19              16,727

Pennsylvania Tax-Free Money Market Portfolio
INSTITUTIONAL CLASS
  2001*(3)    $1.00      0.01            --           (0.01)               --          $1.00          1.00%+        $   40,992
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL II CLASS
  2001*(4)    $1.00      0.01            --           (0.01)               --          $1.00          0.92%+$             2,137


FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) AND THE YEARS ENDED APRIL 30 (AUDITED),
-------------------------------------------------------------------------------
                                                                    RATIO
                                                     RATIO OF NET   OF EXPENSES
                                       RATIO OF      INVESTMENT     TO AVERAGE
                                       EXPENSES      INCOME         NET ASSETS
                                       TO AVERAGE    TO AVERAGE     (EXCLUDING
                                       NET ASSETS    NET ASSETS     WAIVERS)
-------------------------------------------------------------------------------

Money Market Portfolio (CONTINUED)
RETAIL CLASS A
  2001*                                  0.61%**    3.34%**         0.83%**
------------------------------------------------------------------------------
  2001                                   0.61       5.75            0.83
-------------------------------------------------------------------------------
  2000                                   0.61       5.02            0.83
-------------------------------------------------------------------------------
  1999                                   0.62       4.79            0.85
-------------------------------------------------------------------------------
  1998                                   0.62       5.13            0.85
-------------------------------------------------------------------------------
  1997                                   0.59       4.92            0.83

RETAIL CLASS
  2001*                                  1.30%**    2.53%**         1.43%**
-------------------------------------------------------------------------------
  2001                                   1.30       4.80            1.43
-------------------------------------------------------------------------------
  2000                                   1.31       4.39            1.44
------------------------------------------------------------------------------
  1999 (2)                               1.30**     3.76**          1.44**

INSTITUTIONAL II CLASS
  2001*                                  0.45%**    3.49%**         0.58%**
-------------------------------------------------------------------------------
  2001                                   0.45       5.86            0.58
-------------------------------------------------------------------------------
  2000                                   0.45       5.20            0.58
-------------------------------------------------------------------------------
  1999                                   0.43       4.97            0.57
------------------------------------------------------------------------------
  1998                                   0.41       5.33            0.55
------------------------------------------------------------------------------
  1997                                   0.38       5.14            0.53

Tax-Free Money Market Portfolio
INSTITUTIONAL CLASS
  2001*                                  0.37%**    2.32%**         0.60%**
-------------------------------------------------------------------------------
  2001                                   0.36       3.67            0.59
-------------------------------------------------------------------------------
  2000                                   0.37       3.12            0.60
-------------------------------------------------------------------------------
  1999                                   0.36       2.95            0.60
-------------------------------------------------------------------------------
  1998                                   0.32       3.39            0.51
------------------------------------------------------------------------------
  1997                                   0.28       3.23            0.44

RETAIL CLASS A
  2001*                                  0.61%**    2.05%**         0.86%**
-------------------------------------------------------------------------------
  2001                                   0.59       3.46            0.84
-------------------------------------------------------------------------------
  2000                                   0.60       2.90            0.85
-------------------------------------------------------------------------------
  1999                                   0.60       2.66            0.85
------------------------------------------------------------------------------
  1998                                   0.61       3.11            0.86
-------------------------------------------------------------------------------
  1997                                   0.55       2.97            0.84

INSTITUTIONAL II CLASS
  2001*                                  0.44%**    2.24%**         0.60%**
-------------------------------------------------------------------------------
  2001                                   0.43       3.53            0.59
-------------------------------------------------------------------------------
  2000                                   0.44       3.04            0.60
-------------------------------------------------------------------------------
  1999                                   0.41       2.87            0.57
------------------------------------------------------------------------------
  1998                                   0.40       3.31            0.56
------------------------------------------------------------------------------
  1997                                   0.38       3.14            0.54

Pennsylvania Tax-Free Money Market
INSTITUTIONAL CLASS
  2001*(3)                               0.56%**    1.92%**         0.71%**
-------------------------------------------------------------------------------
INSTITUTIONAL II CLASS
  2001*(4)                               0.56%**    1.89%**         0.81%**


* For the six month period ended October 31, 2001.
** Annualized.
+  Returns are for the period indicated and have not been annualized.
(A)Total return for the retail class does not include the one-time sales charge.


(1) Commenced operations on July 7, 1997.
(2) Commenced operations on January 22, 1999.
(3) Commenced operations on May 1, 2001.
(4) Commenced operations on May 10, 2001.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.




                                           SEMI ANNUAL REPORT / October 31, 2001

120  FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) AND THE YEARS ENDED APRIL 30 (AUDITED),
----------------------------------------------------------------------------------------------------------------------------------
                                                                 REALIZED
                                        NET ASSET                AND               DISTRIBUTIONS    DISTRIBUTIONS   NET ASSET
                                        VALUE,      NET          UNREALIZED        FROM NET         FROM            VALUE,
                                        BEGINNING   INVESTMENT   GAINS (LOSSES)    INVESTMENT       CAPITAL         END
                                        OF PERIOD   INCOME       ON INVESTMENTS    INCOME           GAINS           OF PERIOD
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Treasury Portfolio
INSTITUTIONALCLASS
  2001*                                  $10.18        0.23       0.27               (0.23)              --         $10.45
----------------------------------------------------------------------------------------------------------------------------------
  2001                                     9.86        0.49       0.32               (0.49)              --          10.18
----------------------------------------------------------------------------------------------------------------------------------
  2000                                    10.03        0.46      (0.15)              (0.46)           (0.02)          9.86
----------------------------------------------------------------------------------------------------------------------------------
  1999                                    10.05        0.48       0.03               (0.48)           (0.05)         10.03
----------------------------------------------------------------------------------------------------------------------------------
  1998                                     9.96        0.53       0.10               (0.53)           (0.01)         10.05
----------------------------------------------------------------------------------------------------------------------------------
  1997                                     9.96        0.50         --               (0.49)           (0.01)          9.96

RETAIL CLASS A
  2001*                                  $10.17        0.22       0.27               (0.22)              --         $10.44
----------------------------------------------------------------------------------------------------------------------------------
  2001                                     9.85        0.47       0.32               (0.47)              --          10.17
----------------------------------------------------------------------------------------------------------------------------------
  2000                                    10.03        0.44      (0.16)              (0.44)           (0.02)          9.85
----------------------------------------------------------------------------------------------------------------------------------
  1999                                    10.05        0.47       0.03               (0.47)           (0.05)         10.03
----------------------------------------------------------------------------------------------------------------------------------
  1998                                     9.96        0.52       0.09               (0.51)           (0.01)         10.05
----------------------------------------------------------------------------------------------------------------------------------
  1997 (1)                                 9.95        0.27       0.03               (0.28)           (0.01)          9.96

Short-Term Bond Portfolio
INSTITUTIONAL CLASS
  2001*                                  $ 9.99        0.25       0.14               (0.25)              --         $10.13
----------------------------------------------------------------------------------------------------------------------------------
  2001                                     9.63        0.55       0.36               (0.55)              --           9.99
----------------------------------------------------------------------------------------------------------------------------------
  2000                                     9.94        0.50      (0.30)              (0.50)           (0.01)          9.63
----------------------------------------------------------------------------------------------------------------------------------
  1999                                     9.95        0.51      (0.01)              (0.51)              --           9.94
----------------------------------------------------------------------------------------------------------------------------------
  1998                                     9.96        0.09      (0.01)              (0.09)              --           9.95
----------------------------------------------------------------------------------------------------------------------------------
  1998++                                   9.95        0.57       0.01               (0.57)              --           9.96
----------------------------------------------------------------------------------------------------------------------------------
  1997++ (2)                              10.00        0.49      (0.05)              (0.49)              --           9.95

Maryland Tax-Free Portfolio
INSTITUTIONAL CLASS
  2001*                                  $ 9.91        0.22       0.32               (0.22)              --         $10.23
----------------------------------------------------------------------------------------------------------------------------------
  2001                                     9.48        0.44       0.43               (0.44)              --           9.91
----------------------------------------------------------------------------------------------------------------------------------
  2000                                    10.21        0.44      (0.69)              (0.44)           (0.04)          9.48
----------------------------------------------------------------------------------------------------------------------------------
  1999                                    10.14        0.45       0.14               (0.45)           (0.07)         10.21
----------------------------------------------------------------------------------------------------------------------------------
  1998                                     9.87        0.47       0.33               (0.47)           (0.06)         10.14
----------------------------------------------------------------------------------------------------------------------------------
  1997 (3)                                10.00        0.22      (0.13)              (0.22)              --           9.87

RETAIL CLASS A
  2001*                                  $ 9.90        0.21       0.32               (0.21)              --         $10.22
----------------------------------------------------------------------------------------------------------------------------------
  2001                                     9.48        0.43       0.42               (0.43)              --           9.90
----------------------------------------------------------------------------------------------------------------------------------
  2000                                    10.21        0.43      (0.69)              (0.43)           (0.04)          9.48
----------------------------------------------------------------------------------------------------------------------------------
  1999                                    10.14        0.43       0.14               (0.43)           (0.07)         10.21
----------------------------------------------------------------------------------------------------------------------------------
  1998                                     9.87        0.44       0.34               (0.45)           (0.06)         10.14
----------------------------------------------------------------------------------------------------------------------------------
  1997(4)                                  9.96        0.13      (0.07)              (0.15)              --           9.87

RETAIL CLASS B
  2001*                                  $ 9.91        0.18       0.33               (0.18)              --         $10.24
----------------------------------------------------------------------------------------------------------------------------------
  2001                                     9.48        0.36       0.43               (0.36)              --           9.91
----------------------------------------------------------------------------------------------------------------------------------
  2000(5)                                  9.75        1.51      (0.23)              (1.51)           (0.04)          9.48


FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) AND THE YEARS ENDED APRIL 30 (AUDITED),
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     RATIO
                                                                                    RATIO OF NET     OF EXPENSES
                                                                      RATIO OF      INVESTMENT       TO AVERAGE
                                                        NET ASSETS    EXPENSES      INCOME           NET ASSETS     PORTFOLIO
                                          TOTAL         END OF        TO AVERAGE    TO AVERAGE       (EXCLUDING     TURNOVER
                                          RETURN(A)     PERIOD (000)  NET ASSETS    NET ASSETS       WAIVERS)       RATE
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Treasury Portfolio
INSTITUTIONAL CLASS
  2001*                                     5.01%+      $ 36,042        0.62%**        4.51%**        0.71%**         21.27%
-------------------------------------------------------------------------------------------------------------------------------
  2001                                      8.45          35,215        0.64           4.93           0.73            80.00
-------------------------------------------------------------------------------------------------------------------------------
  2000                                      3.11          34,877        0.64           4.60           0.73            80.49
-------------------------------------------------------------------------------------------------------------------------------
  1999                                      5.24          34,088        0.63           4.79           0.72            70.64
-------------------------------------------------------------------------------------------------------------------------------
  1998                                      6.48          24,929        0.55           5.26           0.60           124.24
-------------------------------------------------------------------------------------------------------------------------------
  1997                                      5.13          21,563        0.55           5.11           0.60           147.86

RETAIL CLASS A
  2001*                                     4.91%+     $    9,318       0.81%**        4.33%**        1.11%**         21.27%
-------------------------------------------------------------------------------------------------------------------------------
  2001                                      8.24           8,860        0.83           4.74           1.13            80.00
-------------------------------------------------------------------------------------------------------------------------------
  2000                                      2.80           9,804        0.82           4.39           1.12            80.49
-------------------------------------------------------------------------------------------------------------------------------
  1999                                      5.04          14,006        0.82           4.61           1.12            70.64
-------------------------------------------------------------------------------------------------------------------------------
  1998                                      6.23          14,410        0.78           5.02           1.07           124.24
-------------------------------------------------------------------------------------------------------------------------------
  1997 (1)                                  3.39+         22,937        0.67**         5.07**         0.91**         147.86

Short-Term Bond Portfolio
INSTITUTIONAL CLASS
  2001*                                     3.99%+      $ 76,632        0.98%**        5.01%**        1.12%**         32.73%
-------------------------------------------------------------------------------------------------------------------------------
  2001                                      9.70          76,090        0.97           5.52           1.11           107.45
-------------------------------------------------------------------------------------------------------------------------------
  2000                                      2.01          92,185        0.97           5.09           1.11            65.58
-------------------------------------------------------------------------------------------------------------------------------
  1999                                      5.15         111,127        0.97           5.14           1.11            91.22
-------------------------------------------------------------------------------------------------------------------------------
  1998                                      0.82+        131,669        0.97**         5.14**         1.16**         108.18
-------------------------------------------------------------------------------------------------------------------------------
  1998++                                    5.98         133,544        0.82           5.78           1.01           135.00
-------------------------------------------------------------------------------------------------------------------------------
  1997++ (2)                                4.49+        146,178        0.90**         5.47**         1.08**         112.00

Maryland Tax-Free Portfolio
INSTITUTIONAL CLASS
  2001*                                     5.49%+      $ 94,814        0.81%**        4.32%**        1.00%**          1.93%
-------------------------------------------------------------------------------------------------------------------------------
  2001                                      9.34          90,210        0.81           4.50           1.00            28.94
-------------------------------------------------------------------------------------------------------------------------------
  2000                                     (2.37)         87,845        0.81           4.57           1.00            24.29
-------------------------------------------------------------------------------------------------------------------------------
  1999                                      5.86          95,046        0.76           4.35           0.99            30.83
-------------------------------------------------------------------------------------------------------------------------------
  1998                                      8.15          83,215        0.68           4.62           0.77            22.40
-------------------------------------------------------------------------------------------------------------------------------
  1997 (3)                                  0.89+         79,608        0.67**         4.95**         0.72**          11.13

RETAIL CLASS A
  2001*                                     5.42%+      $ 25,667        0.94%**        4.19%**        1.30%**          1.93%
-------------------------------------------------------------------------------------------------------------------------------
  2001                                      9.09          24,671        0.94           4.38           1.30            28.94
-------------------------------------------------------------------------------------------------------------------------------
  2000                                     (2.50)         25,924        0.94           4.43           1.30            24.29
-------------------------------------------------------------------------------------------------------------------------------
  1999                                      5.69          32,395        0.93           4.18           1.29            30.83
-------------------------------------------------------------------------------------------------------------------------------
  1998                                      7.91          25,283        0.90           4.39           1.15            22.40
-------------------------------------------------------------------------------------------------------------------------------
  1997(4)                                   0.63+          7,997        0.91**         4.70**         1.10**          11.13

RETAIL CLASS B
  2001*                                     5.15%+     $   1,069        1.69%**        3.45%**        1.85%**          1.93%
-------------------------------------------------------------------------------------------------------------------------------
  2001                                      8.47             745        1.69           3.57           1.85            28.94
-------------------------------------------------------------------------------------------------------------------------------
  2000(5)                                  13.17+             50        1.68**         3.82**         1.85**          24.29


October 31, 2001  /   SEMI ANNUAL REPORT

                                                        FINANCIAL HIGHLIGHTS 121



FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) AND THE YEARS ENDED APRIL 30 (AUDITED),
------------------------------------------------------------------------------------------------------------------------------

                                                                REALIZED
                                      NET ASSET                 AND               DISTRIBUTIONS    DISTRIBUTIONS   NET ASSET
                                      VALUE,       NET          UNREALIZED        FROM NET         FROM            VALUE,
                                      BEGINNING    INVESTMENT   GAINS (LOSSES)    INVESTMENT       CAPITAL         END
                                      OF PERIOD    INCOME       ON INVESTMENTS    INCOME           GAINS           OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Portfolio
INSTITUTIONAL CLASS
  2001*                                $  9.81       0.21          0.38             (0.21)               --        $10.19
------------------------------------------------------------------------------------------------------------------------------
  2001                                    9.38       0.42          0.43             (0.42)               --          9.81
------------------------------------------------------------------------------------------------------------------------------
  2000                                   10.23       0.42         (0.81)            (0.42)            (0.04)         9.38
------------------------------------------------------------------------------------------------------------------------------
  1999                                   10.14       0.41          0.15             (0.41)            (0.06)        10.23
-------------------------------------------------------------------------------------------------------------------------------
  1998                                   10.28       0.07         (0.14)            (0.07)               --         10.14
-------------------------------------------------------------------------------------------------------------------------------
  1998++                                 10.09       0.40          0.19             (0.40)               --         10.28
------------------------------------------------------------------------------------------------------------------------------
  1997++(2)                              10.00       0.40          0.09             (0.40)               --         10.09

RETAIL CLASS A
  2001*                                $  9.80       0.20          0.38             (0.20)               --        $10.18
------------------------------------------------------------------------------------------------------------------------------
  2001                                    9.38       0.41          0.42             (0.41)               --          9.80
------------------------------------------------------------------------------------------------------------------------------
  2000                                   10.22       0.40         (0.80)            (0.40)            (0.04)         9.38
------------------------------------------------------------------------------------------------------------------------------
  1999                                   10.13       0.39          0.15             (0.39)            (0.06)        10.22
------------------------------------------------------------------------------------------------------------------------------
  1998 (6)                               10.26       0.04         (0.13)            (0.04)               --         10.13

RETAIL CLASS B
  2001*                                $  9.82       0.17          0.38             (0.17)               --        $10.20
------------------------------------------------------------------------------------------------------------------------------
  2001                                    9.39       0.34          0.43             (0.34)               --          9.82
------------------------------------------------------------------------------------------------------------------------------
  2000(5)                                 9.71       1.20         (0.28)            (1.20)            (0.04)         9.39

Intermediate Fixed Income Portfolio
INSTITUTIONAL CLASS
  2001*                                $  9.85       0.27          0.41             (0.27)               --        $10.26
------------------------------------------------------------------------------------------------------------------------------
  2001                                    9.42       0.55          0.43             (0.55)               --          9.85
------------------------------------------------------------------------------------------------------------------------------
  2000                                    9.93       0.53         (0.50)            (0.53)            (0.01)         9.42
------------------------------------------------------------------------------------------------------------------------------
  1999                                   10.00       0.55         (0.02)            (0.55)            (0.05)         9.93
------------------------------------------------------------------------------------------------------------------------------
  1998                                    9.80       0.60          0.23             (0.60)            (0.03)        10.00
------------------------------------------------------------------------------------------------------------------------------
  1997 (3)                               10.00       0.28         (0.20)            (0.28)               --          9.80

U.S. Government Bond Portfolio
INSTITUTIONAL CLASS
  2001*                                $  9.72       0.26          0.38             (0.26)               --        $10.10
------------------------------------------------------------------------------------------------------------------------------
  2001                                    9.27       0.53          0.45             (0.53)               --          9.72
------------------------------------------------------------------------------------------------------------------------------
  2000                                    9.78       0.51         (0.51)            (0.51)               --          9.27
------------------------------------------------------------------------------------------------------------------------------
  1999                                    9.85       0.54         (0.07)            (0.54)               --          9.78
------------------------------------------------------------------------------------------------------------------------------
  1998                                    9.85       0.10            --             (0.10)               --          9.85
------------------------------------------------------------------------------------------------------------------------------
  1998++                                  9.82       0.67          0.03             (0.67)               --          9.85
------------------------------------------------------------------------------------------------------------------------------
  1997++ (2)                             10.00       0.59         (0.18)            (0.59)               --          9.82

RETAIL CLASS A
  2001*                                $  9.73       0.26          0.38             (0.26)               --        $10.11
------------------------------------------------------------------------------------------------------------------------------
  2001                                    9.28       0.52          0.45             (0.52)               --          9.73
------------------------------------------------------------------------------------------------------------------------------
  2000                                    9.79       0.50         (0.51)            (0.50)               --          9.28
------------------------------------------------------------------------------------------------------------------------------
  1999                                    9.85       0.54         (0.06)            (0.54)               --          9.79
------------------------------------------------------------------------------------------------------------------------------
  1998 (7)                                9.88       0.81         (0.03)            (0.81)               --          9.85

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) AND THE YEARS ENDED APRIL 30 (AUDITED),
--------------------------------------------------------------------------------------------------------------------------
                                                                                               RATIO
                                                                              RATIO OF NET     OF EXPENSES
                                                                RATIO OF      INVESTMENT       TO AVERAGE
                                                  NET ASSETS    EXPENSES      INCOME           NET ASSETS     PORTFOLIO
                                    TOTAL         END OF        TO AVERAGE    TO AVERAGE       (EXCLUDING     TURNOVER
                                    RETURN(A)     PERIOD (000)  NET ASSETS    NET ASSETS       WAIVERS)       RATE
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Portfolio
INSTITUTIONAL CLASS
  2001*                                6.08%+     $164,946       0.96%**       4.22%**            1.00%**        6.15%
-------------------------------------------------------------------------------------------------------------------------
  2001                                 9.25        160,833       0.96          4.38               1.00          25.67
-------------------------------------------------------------------------------------------------------------------------
  2000                                (3.88)       160,664       0.96          4.32               1.00          30.92
-------------------------------------------------------------------------------------------------------------------------
  1999                                 5.56        224,480       0.92          4.01               1.00          43.46
-------------------------------------------------------------------------------------------------------------------------
  1998                                (0.66)+      215,182       0.84**        3.84**             0.91**         3.50
-------------------------------------------------------------------------------------------------------------------------
  1998++                               6.68        195,322       0.80          4.43               1.00          57.00
-------------------------------------------------------------------------------------------------------------------------
  1997++(2)                            5.03+       221,393       0.83**        4.41**             1.02**        86.00

RETAIL CLASS A
  2001*                                6.00%+      $ 2,356       1.10%**       4.08**             1.30%**        6.15%
-------------------------------------------------------------------------------------------------------------------------
  2001                                 8.99          2,603       1.09          4.24               1.29          25.67
-------------------------------------------------------------------------------------------------------------------------
  2000                                (3.95)         3,036       1.09          4.23               1.29          30.92
-------------------------------------------------------------------------------------------------------------------------
  1999                                 5.39          3,820       1.10          3.84               1.30          43.46
-------------------------------------------------------------------------------------------------------------------------
  1998 (6)                            (0.94)+        2,577       1.01**        3.72**             1.24**         3.50

RETAIL CLASS B
  2001*                                5.64%+       $  175       1.85%         3.33%              1.85%          6.15%
-------------------------------------------------------------------------------------------------------------------------
  2001                                 8.30             76       1.84          3.52               1.84          25.67
-------------------------------------------------------------------------------------------------------------------------
  2000(5)                              9.37 +          188       1.84**        3.63**             1.84**        30.92

Intermediate Fixed Income Portfolio
INSTITUTIONAL CLASS
  2001*                                6.99%+     $136,047       0.82%**       5.32%**            0.95%**       32.99%
-------------------------------------------------------------------------------------------------------------------------
  2001                                10.72        129,531       0.80          5.75               0.95          36.26
-------------------------------------------------------------------------------------------------------------------------
  2000                                 0.32        114,554       0.81          5.52               0.96          29.28
-------------------------------------------------------------------------------------------------------------------------
  1999                                 5.40        100,419       0.77          5.49               0.95          52.87
--------------------------------------------------------------------------------------------------------------------------
  1998                                 8.65         84,328       0.69          6.02               0.87          41.63
-------------------------------------------------------------------------------------------------------------------------
  1997 (3)                             0.78+        76,326       0.68**        5.55**             0.83**        17.18

U.S. Government Bond Portfolio
INSTITUTIONAL CLASS
  2001*                                6.70%+     $119,478       0.97%**       5.31%**            1.10%**        9.22%
-------------------------------------------------------------------------------------------------------------------------
  2001                                10.88        128,041       0.96          5.62               1.09          36.75
-------------------------------------------------------------------------------------------------------------------------
  2000                                 0.04        166,837       0.96          5.38               1.09           6.62
-------------------------------------------------------------------------------------------------------------------------
  1999                                 4.82        255,329       0.93          5.43               1.10         102.27
-------------------------------------------------------------------------------------------------------------------------
  1998                                 1.02+       265,616       0.88**        6.04**             1.06**        13.77
-------------------------------------------------------------------------------------------------------------------------
  1998++                               7.40        264,565       0.79          6.88               0.98         431.00
-------------------------------------------------------------------------------------------------------------------------
  1997++ (2)                           4.18+       259,042       0.85**        6.54**             1.03**       255.00

RETAIL CLASS A
  2001*                                6.64%+      $ 3,580       1.11%**       5.16%**            1.40%**        9.22%
-------------------------------------------------------------------------------------------------------------------------
  2001                                10.72          2,533       1.10          5.47               1.40          36.75
-------------------------------------------------------------------------------------------------------------------------
  2000                                (0.09)         2,375       1.10          5.26               1.40           6.62
-------------------------------------------------------------------------------------------------------------------------
  1999                                 4.93          2,240       1.12          5.11               1.41         102.27
-------------------------------------------------------------------------------------------------------------------------
  1998 (7)                             7.86+            30       1.05**        6.02**             1.33**        13.77


  + Returns are for the period indicated and have not been annualized.
 ++ Period  ended February 28.
  * For the six month period ended October 31, 2001.
 ** Annualized.
(A) Total return for the retail class does not include the one-time sales charge.
(1) Commenced operations on September 9, 1996.
(2) Commenced operations on April 1, 1996.
(3) Commenced operations on November 18, 1996.
(4) Commenced operations on January 2, 1997.
(5) Commenced operations on March 23, 1998.
(6) Commenced operations on September 9, 1999.
(7) Commenced operations on April 1, 1998.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


                                           SEMI ANNUAL REPORT / October 31, 2001

122   FINANCIAL HIGHLIGHTS




FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) AND THE YEARS ENDED APRIL 30 (AUDITED),
-------------------------------------------------------------------------------------------------------------------------------

                                  REALIZED
            NET ASSET             AND              DISTRIBUTIONS DISTRIBUTIONS  NET ASSET                            RATIO OF
            VALUE,     NET        UNREALIZED       FROM NET      FROM           VALUE,                 NET ASSETS    EXPENSES
            BEGINNING  INVESTMENT GAINS (LOSSES)   INVESTMENT    CAPITAL        END         TOTAL      END OF        TO AVERAGE
            OF PERIOD  INCOME     ON INVESTMENTS   INCOME        GAINS          OF PERIOD   RETURN(A)  PERIOD (000)  NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Income Portfolio
INSTITUTIONAL CLASS
  2001*      $  9.96    0.28       0.44            (0.28)           --          $10.40        7.31%+   $364,457         0.83%**
-------------------------------------------------------------------------------------------------------------------------------
  2001          9.51    0.60       0.45            (0.60)           --            9.96       11.28      372,036         0.82
-------------------------------------------------------------------------------------------------------------------------------
  2000         10.08    0.56      (0.57)           (0.56)           --            9.51       (0.01)     343,260         0.82
-------------------------------------------------------------------------------------------------------------------------------
  1999         10.25    0.59      (0.17)           (0.59)           --           10.08        4.22      356,482         0.78
-------------------------------------------------------------------------------------------------------------------------------
  1998          9.82    0.61       0.43            (0.61)           --           10.25       10.84      322,304         0.73
-------------------------------------------------------------------------------------------------------------------------------
  1997          9.80    0.59       0.02            (0.59)           --            9.82        6.51      242,966         0.68

RETAIL CLASS A
  2001*       $10.08    0.27       0.46            (0.28)           --          $10.53        7.30%+   $ 10,663         0.96%**
-------------------------------------------------------------------------------------------------------------------------------
  2001          9.62    0.58       0.47            (0.59)           --           10.08       11.19        8,991         0.95
-------------------------------------------------------------------------------------------------------------------------------
  2000         10.20    0.56      (0.58)           (0.56)           --            9.62       (0.18)       5,830         0.95
-------------------------------------------------------------------------------------------------------------------------------
  1999         10.37    0.58      (0.16)           (0.59)           --           10.20        4.08        8,573         0.95
-------------------------------------------------------------------------------------------------------------------------------
  1998          9.94    0.58       0.44            (0.59)           --           10.37       10.47        6,889         0.95
-------------------------------------------------------------------------------------------------------------------------------
  1997          9.91    0.59       0.01            (0.57)           --            9.94        6.32        4,102         0.89

RETAIL CLASS B
  2001*       $ 9.96    0.23       0.45            (0.24)           --          $10.40        6.86%+    $ 1,084         1.71%**
-------------------------------------------------------------------------------------------------------------------------------
  2001          9.51    0.51       0.45            (0.51)           --            9.96       10.35          705         1.70
-------------------------------------------------------------------------------------------------------------------------------
  2000         10.08    0.48      (0.57)           (0.48)           --            9.51       (0.85)         429         1.71
-------------------------------------------------------------------------------------------------------------------------------
  1999 (1)     10.40    0.35      (0.32)           (0.35)           --           10.08        0.35+         280         1.70**

Balanced Portfolio
INSTITUTIONAL CLASS
  2001*       $14.47    0.15      (1.38)           (0.15)           --          $13.09       (8.52)%+  $263,151         0.91%**
-------------------------------------------------------------------------------------------------------------------------------
  2001         16.90    0.35      (1.48)           (0.35)        (0.95)          14.47       (6.93)     300,818         0.91
-------------------------------------------------------------------------------------------------------------------------------
  2000         14.64    0.28       2.90            (0.26)        (0.66)          16.90       22.39      348,332         0.90
-------------------------------------------------------------------------------------------------------------------------------
  1999         13.24    0.28       2.03            (0.28)        (0.63)          14.64       18.17      118,395         0.85
-------------------------------------------------------------------------------------------------------------------------------
  1998         11.43    0.30       3.04            (0.30)        (1.23)          13.24       30.95       96,858         0.79
-------------------------------------------------------------------------------------------------------------------------------
  1997         11.38    0.33       0.53            (0.30)        (0.51)          11.43        7.85       76,987         0.74

RETAIL CLASS A
  2001*       $14.40    0.14      (1.36)           (0.14)           --          $13.04       (8.46)%+  $ 39,899         1.01%**
-------------------------------------------------------------------------------------------------------------------------------
  2001         16.84    0.32      (1.48)           (0.33)        (0.95)          14.40       (7.06)      43,644         1.02
-------------------------------------------------------------------------------------------------------------------------------
  2000         14.59    0.28       2.88            (0.25)        (0.66)          16.84       22.26       43,098         1.01
-------------------------------------------------------------------------------------------------------------------------------
  1999         13.20    0.26       2.02            (0.26)        (0.63)          14.59       17.97       26,927         1.01
-------------------------------------------------------------------------------------------------------------------------------
  1998         11.40    0.27       3.04            (0.28)        (1.23)          13.20       30.67       15,074         1.02
-------------------------------------------------------------------------------------------------------------------------------
  1997         11.35    0.28       0.56            (0.28)        (0.51)          11.40        7.66        6,164         0.96

RETAIL CLASS B
  2001*       $14.38    0.08      (1.35)           (0.09)           --          $13.02       (8.83)%+  $ 14,035         1.76%**
-------------------------------------------------------------------------------------------------------------------------------
  2001         16.82    0.20      (1.47)           (0.22)        (0.95)          14.38       (7.78)      14,827         1.77
-------------------------------------------------------------------------------------------------------------------------------
  2000         14.60    0.16       2.87            (0.15)        (0.66)          16.82       21.32       10,991         1.77
-------------------------------------------------------------------------------------------------------------------------------
  1999 (1)     12.58    0.16       2.67            (0.18)        (0.63)          14.60       23.13+       2,479         1.75**

Equity Income Portfolio
INSTITUTIONAL CLASS
  2001*       $11.34    0.10      (1.62)           (0.10)           --          $ 9.72      (13.58)%+  $ 68,274         0.98%**
-------------------------------------------------------------------------------------------------------------------------------
  2001         12.00    0.20       0.42            (0.20)        (1.08)          11.34        5.42       78,666         0.99
-------------------------------------------------------------------------------------------------------------------------------
  2000         12.05    0.20       0.38            (0.20)        (0.43)          12.00        5.40       83,473         0.98
-------------------------------------------------------------------------------------------------------------------------------
  1999         12.52    0.25       0.22            (0.25)        (0.69)          12.05        4.17      101,104         0.91
-------------------------------------------------------------------------------------------------------------------------------
  1998         10.67    0.31       3.06            (0.31)        (1.21)          12.52       33.04      106,643         0.84
-------------------------------------------------------------------------------------------------------------------------------
  1997 (2)     10.00    0.12       0.67            (0.12)           --           10.67        7.88+      83,947         0.83**

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) AND THE YEARS ENDED APRIL 30 (AUDITED),
----------------------------------------------------------------------------------------------------------------------------
                                                  RATIO
                                    RATIO OF NET  OF EXPENSES
                                    INVESTMENT    TO AVERAGE
                                    INCOME        NET ASSETS   PORTFOLIO
                                    TO AVERAGE    (EXCLUDING   TURNOVER
                                    NET ASSETS    WAIVERS)     RATE
-------------------------------------------------------------------------
Income Portfolio
INSTITUTIONAL CLASS
  2001*                             5.47%**       0.95%**     70.10%
-----------------------------------------------------------------------
  2001                              6.09          0.94       339.82
-----------------------------------------------------------------------
  2000                              5.82          0.94       328.20
-----------------------------------------------------------------------
  1999                              5.77          0.94        50.41
-----------------------------------------------------------------------
  1998                              6.05          0.77       154.87
-----------------------------------------------------------------------
  1997                              6.19          0.68       271.60

RETAIL CLASS A
  2001*                             5.33%**       1.25%**     70.10%
-----------------------------------------------------------------------
  2001                              5.97          1.24       339.82
-----------------------------------------------------------------------
  2000                              5.67          1.24       328.20
-----------------------------------------------------------------------
  1999                              5.59          1.24        50.41
-----------------------------------------------------------------------
  1998                              5.82          1.16       154.87
-----------------------------------------------------------------------
  1997                              5.96          1.09       271.60

RETAIL CLASS B
  2001*                             4.57%**       1.80%**     70.10%
-----------------------------------------------------------------------
  2001                              5.19          1.79       339.82
-----------------------------------------------------------------------
  2000                              4.97          1.80       328.20
-----------------------------------------------------------------------
  1999 (1)                          4.71**        1.79**      50.41

Balanced Portfolio
INSTITUTIONAL CLASS
  2001*                             2.06%**       1.00%**     23.05%
-----------------------------------------------------------------------
  2001                              2.18          1.01        36.26
-----------------------------------------------------------------------
  2000                              1.95          1.00        54.46
-----------------------------------------------------------------------
  1999                              2.12          1.00        56.70
-----------------------------------------------------------------------
  1998                              2.44          0.83        71.58
-----------------------------------------------------------------------
  1997                              2.79          0.74       124.22

RETAIL CLASS A
  2001*                             1.96%**       1.40%**     23.05%
-----------------------------------------------------------------------
  2001                              2.08          1.41        36.26
-----------------------------------------------------------------------
  2000                              1.84          1.40        54.46
-----------------------------------------------------------------------
  1999                              1.94          1.40        56.70
-----------------------------------------------------------------------
  1998                              2.20          1.33        71.58
-----------------------------------------------------------------------
  1997                              2.56          1.19       124.22

RETAIL CLASS B
  2001*                             1.21%**       1.85%**     23.05%
-----------------------------------------------------------------------
  2001                              1.35          1.86        36.26
-----------------------------------------------------------------------
  2000                              1.10          1.86        54.46
-----------------------------------------------------------------------
  1999 (1)                          0.99**        1.84**      56.70

Equity Income Portfolio
INSTITUTIONAL CLASS
  2001*                             1.61%**       1.04%**     23.03%
-----------------------------------------------------------------------
  2001                              1.70          1.06        21.41
-----------------------------------------------------------------------
  2000                              1.83          1.05        41.43
-----------------------------------------------------------------------
  1999                              2.10          1.04        56.03
-----------------------------------------------------------------------
  1998                              2.58          0.97        39.88
-----------------------------------------------------------------------
  1997 (2)                          2.47**        0.93**      34.38


October 31, 2001  /   SEMI ANNUAL REPORT


                                                        FINANCIAL HIGHLIGHTS 123





FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) AND THE YEARS ENDED APRIL 30 (AUDITED),
--------------------------------------------------------------------------------------------------------------------------------

                                  REALIZED
            NET ASSET             AND              DISTRIBUTIONS DISTRIBUTIONS  NET ASSET                            RATIO OF
            VALUE,     NET        UNREALIZED       FROM NET      FROM           VALUE,                 NET ASSETS    EXPENSES
            BEGINNING  INVESTMENT GAINS (LOSSES)   INVESTMENT    CAPITAL        END         TOTAL      END OF        TO AVERAGE
            OF PERIOD  INCOME     ON INVESTMENTS   INCOME        GAINS          OF PERIOD   RETURN(A)  PERIOD (000)  NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (continued)
RETAIL CLASS A
  2001*       $11.33    0.09      (1.62)            (0.09)          --           $ 9.71     (13.64)%+  $ 4,300        1.08%**
---------------------------------------------------------------------------------------------------------------------------------
  2001         11.99    0.19       0.42             (0.19)       (1.08)           11.33       5.33       4,193        1.10
---------------------------------------------------------------------------------------------------------------------------------
  2000         12.04    0.22       0.38             (0.22)       (0.43)           11.99       5.29       3,353        1.09
---------------------------------------------------------------------------------------------------------------------------------
  1999         12.52    0.23       0.21             (0.23)       (0.69)           12.04       3.92       3,659        1.08
---------------------------------------------------------------------------------------------------------------------------------
  1998 (3)     11.01    0.28       2.73             (0.29)       (1.21)           12.52      28.73+      3,428        1.07**

Value Equity Portfolio
INSTITUTIONALCLASS
  2001*       $11.30    0.02      (1.36)            (0.02)          --           $ 9.94     (11.87)%+ $268,392        1.22%**
---------------------------------------------------------------------------------------------------------------------------------
  2001         14.11    0.02      (0.86)            (0.02)       (1.95)           11.30      (5.96)    310,803        1.20
---------------------------------------------------------------------------------------------------------------------------------
  2000         15.22    0.26       1.40             (0.26)       (2.51)           14.11      10.87     428,675        1.20
---------------------------------------------------------------------------------------------------------------------------------
  1999         14.59    0.08       1.36             (0.09)       (0.72)           15.22      10.48     536,827        1.14
---------------------------------------------------------------------------------------------------------------------------------
  1998         14.00    0.01       0.62             (0.01)       (0.03)           14.59       4.51+    645,202        1.08**
---------------------------------------------------------------------------------------------------------------------------------
  1998++       11.91    0.15       3.45             (0.15)       (1.36)           14.00      31.64     577,154        1.00
---------------------------------------------------------------------------------------------------------------------------------
  1997++ (4)   10.00    0.14       2.10             (0.14)       (0.19)           11.91      22.77+    540,889        1.05**
RETAIL CLASS A
  2001*       $11.28    0.01      (1.35)            (0.01)          --           $ 9.93     (11.85)%+  $ 6,396        1.32%**
---------------------------------------------------------------------------------------------------------------------------------
  2001         14.10    0.01      (0.87)            (0.01)       (1.95)           11.28      (6.10)      6,890        1.30
---------------------------------------------------------------------------------------------------------------------------------
  2000         15.22    0.14       1.40             (0.15)       (2.51)           14.10      10.72       7,516        1.32
---------------------------------------------------------------------------------------------------------------------------------
  1999         14.60    0.05       1.36             (0.07)       (0.72)           15.22      10.29       3,553        1.31
---------------------------------------------------------------------------------------------------------------------------------
  1998 (5)     14.55      --       0.05                --           --            14.60       0.34+        227        1.26**
RETAIL CLASS B
  2001*       $11.05   (0.01)     (1.34)               --           --           $ 9.70     (12.22)%+   $  900        2.07%**
---------------------------------------------------------------------------------------------------------------------------------
  2001         13.94   (0.02)     (0.92)               --        (1.95)           11.05      (6.79)        858        2.05
---------------------------------------------------------------------------------------------------------------------------------
  2000         15.16   (0.07)      1.36                --        (2.51)           13.94       9.93         583        2.07
---------------------------------------------------------------------------------------------------------------------------------
  1999 (6)     12.93    0.01       2.97             (0.03)       (0.72)           15.16      23.70+        164        2.07**

Equity Index Portfolio
INSTITUTIONAL CLASS
  2001*       $10.45    0.06      (1.58)            (0.06)          --           $ 8.87     (14.62)%+ $ 83,955        0.25%**
---------------------------------------------------------------------------------------------------------------------------------
  2001         14.83    0.12      (1.77)            (0.13)       (2.60)           10.45     (12.34)    100,495        0.25
---------------------------------------------------------------------------------------------------------------------------------
  2000         13.87    0.14       1.26             (0.14)       (0.30)           14.83      10.25     151,157        0.25
---------------------------------------------------------------------------------------------------------------------------------
  1999         11.59    0.14       2.41             (0.14)       (0.13)           13.87      22.37      86,911        0.23
  1998 (7)     10.00    0.08       1.58             (0.07)          --            11.59      16.71+     45,531        0.20**
RETAIL CLASS A
  2001*       $10.42    0.04      (1.57)            (0.04)          --           $ 8.85     (14.68)%+  $ 7,815        0.50%**
---------------------------------------------------------------------------------------------------------------------------------
  2001         14.79    0.09      (1.77)            (0.09)       (2.60)           10.42     (12.51)      9,260        0.50
---------------------------------------------------------------------------------------------------------------------------------
  2000         13.84    0.11       1.25             (0.11)       (0.30)           14.79       9.95       7,453        0.50
---------------------------------------------------------------------------------------------------------------------------------
  1999         11.57    0.11       2.40             (0.11)       (0.13)           13.84      22.05       4,974        0.48
---------------------------------------------------------------------------------------------------------------------------------
  1998 (8)      9.78    0.06       1.80             (0.07)          --            11.57      19.08+      1,417        0.45**


FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) AND THE YEARS ENDED APRIL 30 (AUDITED),
-------------------------------------------------------------
                                       RATIO
                         RATIO OF NET  OF EXPENSES
                         INVESTMENT    TO AVERAGE
                         INCOME        NET ASSETS   PORTFOLIO
                         TO AVERAGE    (EXCLUDING   TURNOVER
                         NET ASSETS    WAIVERS)     RATE
-------------------------------------------------------------
Equity Income Portfolio
RETAIL CLASS A
  2001*                  1.51%**         1.44%**      23.03%
---------------------------------------------------------------
  2001                   1.62            1.46         21.41
---------------------------------------------------------------
  2000                   1.72            1.45         41.43
---------------------------------------------------------------
  1999                   1.93            1.44         56.03
---------------------------------------------------------------
  1998 (3)               2.39**          1.45**       39.88

Value Equity Portfolio
INSTITUTIONAL
  2001*                  0.37%**         1.35%**      10.20%
---------------------------------------------------------------
  2001                   0.17            1.33          9.63
---------------------------------------------------------------
  2000                   0.16            1.34         25.00
---------------------------------------------------------------
  1999                   0.58            1.34         32.21
---------------------------------------------------------------
  1998                   0.65**          1.20**        4.34
---------------------------------------------------------------
  1998++                 1.17            1.20         30.00
---------------------------------------------------------------
  1997++ (4)             1.48**          1.26**       37.00
RETAIL CLASS A
  2001*                  0.26%**         1.75%**      10.20%
---------------------------------------------------------------
  2001                   0.06            1.73          9.63
---------------------------------------------------------------
  2000                  (0.01)           1.75         25.00
---------------------------------------------------------------
  1999                   0.29            1.74         32.21
  1998 (5)               0.62**          1.67**        4.34
RETAIL CLASS B
  2001*                 (0.50)%**        2.20%**      10.20%
---------------------------------------------------------------
  2001                  (0.69)           2.18          9.63
---------------------------------------------------------------
  2000                  (0.77)           2.20         25.00
---------------------------------------------------------------
  1999 (6)              (0.67)**         2.20**       32.21

Equity Index Portfolio
INSTITUTIONAL Class
  2001*                  1.11%**         0.57%**       4.88%
---------------------------------------------------------------
  2001                   0.94            0.56         44.36
---------------------------------------------------------------
  2000                   1.03            0.59         58.81
---------------------------------------------------------------
  1999                   1.20            0.61         34.04
---------------------------------------------------------------
  1998 (7)               1.43**          0.62**       49.56
RETAIL CLASS A
  2001*                  0.86%**         0.97%**       4.88%
---------------------------------------------------------------
  2001                   0.70            0.96         44.36
---------------------------------------------------------------
  2000                   0.78            0.99         58.81
---------------------------------------------------------------
  1999                   0.92            1.00         34.04
---------------------------------------------------------------
  1998 (8)               1.02**          1.08**       49.56


 +  Returns are for the period indicated and have not been annualized.
++  Period ended February 28.
 *  For the six month period ended October 31, 2001.
 ** Annualized.
(A)Total return for the retail class does not include the one-time sales charge.
(1)Commenced operations on September 14, 1998.
(2)Commenced operations on November 18, 1996.
(3)Commenced operations on May 9, 1997.
(4)Commenced operations on April 1, 1996.
(5)Commenced operations on April 1, 1998.
(6)Commenced operations on September 14, 1998.
(7)Commenced operations on October 1, 1997.
(8)Commenced operations on November 3, 1997.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


                                           SEMI ANNUAL REPORT / October 31, 2001

124    FINANCIAL HIGHLIGHTS



FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) AND THE YEARS ENDED APRIL 30 (AUDITED),
--------------------------------------------------------------------------------------------------------------------------------

                                  REALIZED
            NET ASSET             AND              DISTRIBUTIONS DISTRIBUTIONS  NET ASSET                            RATIO OF
            VALUE,     NET        UNREALIZED       FROM NET      FROM           VALUE,                 NET ASSETS    EXPENSES
            BEGINNING  INVESTMENT GAINS (LOSSES)   INVESTMENT    CAPITAL        END         TOTAL      END OF        TO AVERAGE
            OF PERIOD  INCOME     ON INVESTMENTS   INCOME        GAINS          OF PERIOD   RETURN(A)  PERIOD (000)  NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Blue Chip Equity Portfolio
INSTITUTIONAL CLASS
  2001*       $19.89    0.02      (3.32)           (0.02)        --             $16.57      (16.58)%+ $203,589         0.95%**
--------------------------------------------------------------------------------------------------------------------------------
  2001         23.60    0.07      (3.15)           (0.07)        (0.56)          19.89      (13.20)    235,562         0.96
--------------------------------------------------------------------------------------------------------------------------------
  2000         20.00    0.08       3.97            (0.07)        (0.38)          23.60       20.45     211,534         0.97
--------------------------------------------------------------------------------------------------------------------------------
  1999         17.01    0.10       3.41            (0.12)        (0.40)          20.00       21.07     129,720         0.91
--------------------------------------------------------------------------------------------------------------------------------
  1998         12.39    0.14       4.70            (0.13)        (0.09)          17.01       39.34      67,060         0.81
--------------------------------------------------------------------------------------------------------------------------------
  1997         10.12    0.17       2.28            (0.17)        (0.01)          12.39       24.41      35,690         0.70

RETAIL CLASS A
  2001*       $19.87    0.01      (3.33)           (0.01)        --             $16.54      (16.69)%+ $ 55,841         1.05%**
--------------------------------------------------------------------------------------------------------------------------------
  2001         23.57    0.05      (3.14)           (0.05)        (0.56)          19.87      (13.26)     67,840         1.06
--------------------------------------------------------------------------------------------------------------------------------
  2000         19.98    0.06       3.95            (0.04)        (0.38)          23.57       20.29      73,347         1.08
--------------------------------------------------------------------------------------------------------------------------------
  1999         16.98    0.09       3.40            (0.09)        (0.40)          19.98       20.96      56,771         1.07
--------------------------------------------------------------------------------------------------------------------------------
  1998         12.38    0.10       4.69            (0.10)        (0.09)          16.98       38.93      43,300         1.04
--------------------------------------------------------------------------------------------------------------------------------
  1997 (1)     10.33    0.16       2.06            (0.16)        (0.01)          12.38       21.74+     13,211         0.86**

RETAIL CLASS B
  2001*       $19.60   (0.04)     (3.29)              --            --          $16.27      (16.99)%+ $ 12,708         1.80%**
--------------------------------------------------------------------------------------------------------------------------------
  2001         23.38   (0.06)     (3.16)              --         (0.56)          19.60      (13.92)     14,422         1.81
--------------------------------------------------------------------------------------------------------------------------------
  2000         19.93   (0.07)      3.90               --         (0.38)          23.38       19.39      10,710         1.83
--------------------------------------------------------------------------------------------------------------------------------
  1999 (2)     17.07    0.01       3.28            (0.03)        (0.40)          19.93       19.62+      3,162         1.84**

Capital Growth Portfolio
INSTITUTIONAL CLASS
  2001*       $19.07    0.01      (4.29)              --            --          $14.79      (22.44)%+ $145,348         1.00%**
--------------------------------------------------------------------------------------------------------------------------------
  2001         26.13    0.04      (5.19)           (0.02)        (1.89)          19.07      (20.32)    175,559         1.00
--------------------------------------------------------------------------------------------------------------------------------
  2000         18.71   (0.03)      9.31               --         (1.86)          26.13       51.36     193,827         1.00
--------------------------------------------------------------------------------------------------------------------------------
  1999         14.90   (0.01)      4.33               --         (0.51)          18.71       29.51      90,042         0.94
--------------------------------------------------------------------------------------------------------------------------------
  1998         11.92    0.02       4.96            (0.04)        (1.96)          14.90       45.19      50,615         0.84
--------------------------------------------------------------------------------------------------------------------------------
  1997         11.60    0.11       1.41            (0.14)        (1.06)          11.92       13.46      34,170         0.39

RETAIL CLASS A
  2001*       $18.88      --      (4.25)              --            --          $14.63      (22.51)%+ $ 35,408         1.10%**
--------------------------------------------------------------------------------------------------------------------------------
  2001         25.89    0.03      (5.15)              --         (1.89)          18.88      (20.37)     44,988         1.11
--------------------------------------------------------------------------------------------------------------------------------
  2000         18.58   (0.05)      9.22               --         (1.86)          25.89       51.12      52,445         1.11
--------------------------------------------------------------------------------------------------------------------------------
  1999         14.82   (0.03)      4.30               --         (0.51)          18.58       29.34      23,035         1.09
--------------------------------------------------------------------------------------------------------------------------------
  1998         11.87      --       4.93            (0.02)        (1.96)          14.82       44.90      14,401         1.06
--------------------------------------------------------------------------------------------------------------------------------
  1997         11.56    0.09       1.41            (0.13)        (1.06)          11.87       13.39       5,595         0.56

RETAIL CLASS B
  2001*       $18.61   (0.06)     (4.19)              --            --          $14.36      (22.84)%+ $ 12,835         1.85%**
--------------------------------------------------------------------------------------------------------------------------------
  2001         25.74   (0.08)     (5.16)              --         (1.89)          18.61      (20.98)     16,231         1.86
--------------------------------------------------------------------------------------------------------------------------------
  2000         18.61   (0.13)      9.12               --         (1.86)          25.74       50.03      14,129         1.86
--------------------------------------------------------------------------------------------------------------------------------
  1999 (3)     13.53   (0.04)      5.63               --         (0.51)          18.61       41.88+      2,162         1.87**

Mid-Cap Equity Portfolio
INSTITUTIONAL CLASS
  2001*       $13.19      --      (1.39)              --            --          $11.80      (10.54)%+ $ 89,201         1.11%**
--------------------------------------------------------------------------------------------------------------------------------
  2001         17.92   (0.02)     (1.11)              --         (3.60)          13.19       (6.55)     95,317         1.10
--------------------------------------------------------------------------------------------------------------------------------
  2000         14.70   (0.04)      5.30               --         (2.04)          17.92       38.90      92,253         1.11
--------------------------------------------------------------------------------------------------------------------------------
  1999         14.11    0.01       1.16            (0.01)        (0.57)          14.70        8.76      63,648         1.06
--------------------------------------------------------------------------------------------------------------------------------
  1998         10.17    0.04       4.61            (0.04)        (0.67)          14.11       46.92      55,280         0.97
--------------------------------------------------------------------------------------------------------------------------------
  1997 (4)     10.00    0.03       0.17            (0.03)           --           10.17        1.98+     27,059         0.90**

RETAIL CLASS A
  2001*       $13.16      --      (1.39)              --            --          $11.77      (10.56)%+  $ 4,656         1.21%**
--------------------------------------------------------------------------------------------------------------------------------
  2001         17.90   (0.01)     (1.13)              --         (3.60)          13.16       (6.62)      4,489         1.21
--------------------------------------------------------------------------------------------------------------------------------
  2000 (5)     15.22   (0.02)      4.74               --         (2.04)          17.90       34.04+      1,161         1.23**


FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) AND THE YEARS ENDED APRIL 30 (AUDITED),
---------------------------------------------------
                            RATIO
              RATIO OF NET  OF EXPENSES
              INVESTMENT    TO AVERAGE
              INCOME        NET ASSETS   PORTFOLIO
              TO AVERAGE    (EXCLUDING   TURNOVER
              NET ASSETS    WAIVERS)     RATE
---------------------------------------------------
Blue Chip Equity Portfolio
INSTITUTIONAL CLASS
  2001*        0.26%**        1.05%**    33.74%
-----------------------------------------------
  2001         0.35           1.06       31.66
-----------------------------------------------
  2000         0.39           1.08       40.58
-----------------------------------------------
  1999         0.63           1.07       38.78
-----------------------------------------------
  1998         0.96           0.89       26.32
-----------------------------------------------
  1997         1.55           0.90       46.91

RETAIL CLASS A
  2001*        0.16%**        1.60%**    33.74%
-----------------------------------------------
  2001         0.25           1.61       31.66
-----------------------------------------------
  2000         0.28           1.63       40.58
-----------------------------------------------
  1999         0.49           1.62       38.78
-----------------------------------------------
  1998         0.71           1.50       26.32
-----------------------------------------------
  1997 (1)     1.29**         1.25**     46.91

RETAIL CLASS B
  2001*       (0.59)%**       1.90%**    33.74%
-----------------------------------------------
  2001        (0.50)          1.91       31.66
-----------------------------------------------
  2000        (0.49)          1.93       40.58
-----------------------------------------------
  1999 (2)    (0.43)**        1.94**     38.78

Capital Growth Portfolio
INSTITUTIONAL CLASS
  2001*        0.12%**        1.05%**   114.34%
-----------------------------------------------
  2001         0.20           1.06       90.32
-----------------------------------------------
  2000        (0.18)          1.06      113.74
-----------------------------------------------
  1999        (0.07)          1.04      118.46
-----------------------------------------------
  1998         0.13           0.88      174.55
-----------------------------------------------
  1997         0.92           0.85      246.14

RETAIL CLASS A
  2001*        0.02%**        1.45%**   114.34%
-----------------------------------------------
  2001         0.11           1.46       90.32
-----------------------------------------------
  2000        (0.29)          1.46      113.74
-----------------------------------------------
  1999        (0.23)          1.44      118.46
-----------------------------------------------
  1998        (0.10)          1.37      174.55
-----------------------------------------------
  1997         0.74           1.30      246.14

RETAIL CLASS B
  2001*       (0.74)%**       1.90%**   114.34%
-----------------------------------------------
  2001        (0.66)          1.91       90.32
-----------------------------------------------
  2000        (1.04)          1.91      113.74
-----------------------------------------------
  1999 (3)    (1.09)**        1.92**    118.46

Mid-Cap Equity Portfolio
INSTITUTIONAL CLASS
  2001*          --%**        1.17%**    30.63%
-----------------------------------------------
  2001        (0.20)          1.17       95.51
-----------------------------------------------
  2000        (0.26)          1.18       55.90
-----------------------------------------------
  1999         0.04           1.18       61.81
-----------------------------------------------
  1998         0.31           1.06       38.30
-----------------------------------------------
  1997 (4)     0.65**         0.95**     14.74

RETAIL CLASS A
  2001*       (0.10)%**       1.57%**    30.63%
-----------------------------------------------
  2001        (0.27)          1.57       95.51
-----------------------------------------------
  2000 (5)    (0.31)**        1.59**     55.90

October 31, 2001  /   SEMI ANNUAL REPORT

                                                        FINANCIAL HIGHLIGHTS 125



FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) AND THE YEARS ENDED APRIL 30 (AUDITED),
------------------------------------------------------------------------------------------------------------------------------

                                  REALIZED
            NET ASSET             AND              DISTRIBUTIONS DISTRIBUTIONS  RETURN   NET ASSET
            VALUE,     NET        UNREALIZED       FROM NET      FROM           OF       VALUE,                  NET ASSETS
            BEGINNING  INVESTMENT GAINS (LOSSES)   INVESTMENT    CAPITAL        CAPITAL  END         TOTAL       END OF
            OF PERIOD  INCOME     ON INVESTMENTS   INCOME        GAINS                   OF PERIOD   RETURN(A)   PERIOD (000)
------------------------------------------------------------------------------------------------------------------------------
Small-Cap Equity Portfolio
INSTITUTIONAL CLASS
  2001*       $17.15     --         (2.05)             --             --          --       $15.10     (11.95)%+  $ 80,321
------------------------------------------------------------------------------------------------------------------------------
  2001         23.24  (0.01)        (2.03)             --          (4.03)      (0.02)       17.15     (10.05)      85,286
------------------------------------------------------------------------------------------------------------------------------
  2000         12.65  (0.08)        15.39              --          (4.72)         --        23.24     126.42       81,375
------------------------------------------------------------------------------------------------------------------------------
  1999         11.86  (0.05)         1.17              --          (0.33)         --        12.65       9.89       30,562
------------------------------------------------------------------------------------------------------------------------------
  1998          8.53  (0.02)         3.97              --          (0.62)         --        11.86      47.93       27,372
------------------------------------------------------------------------------------------------------------------------------
  1997         14.72  (0.01)        (2.97)             --          (3.21)         --         8.53     (23.43)      17,746
RETAIL CLASS A
  2001*       $16.99  (0.01)        (2.03)             --             --          --       $14.95     (12.01)%+  $ 56,572
------------------------------------------------------------------------------------------------------------------------------
  2001         23.07  (0.02)        (2.01)             --          (4.03)      (0.02)       16.99     (10.09)      65,062
------------------------------------------------------------------------------------------------------------------------------
  2000         12.59  (0.05)        15.25              --          (4.72)         --        23.07     126.13       11,292
------------------------------------------------------------------------------------------------------------------------------
  1999         11.83  (0.07)         1.16              --          (0.33)         --        12.59       9.66        2,248
------------------------------------------------------------------------------------------------------------------------------
  1998          8.53  (0.06)         3.98              --          (0.62)         --        11.83      47.57        1,853
------------------------------------------------------------------------------------------------------------------------------
  1997 (1)     15.47  (0.01)        (3.72)             --          (3.21)         --         8.53     (27.14)+      1,075
RETAIL CLASS B
  2001*       $16.97  (0.04)        (2.05)             --             --          --       $14.88     (12.32)%+    $  272
------------------------------------------------------------------------------------------------------------------------------
  2001(6)      16.80  (0.01)         0.18              --             --          --        16.97       1.01+         125
International Equity Portfolio
INSTITUTIONAL CLASS
  2001*       $ 9.38   0.05         (1.76)             --             --          --       $ 7.67     (18.23)%+  $ 25,497
------------------------------------------------------------------------------------------------------------------------------
  2001(7)      11.02  (0.02)        (1.06)          (0.04)         (0.52)         --         9.38     (10.21)+     33,101
------------------------------------------------------------------------------------------------------------------------------
  2000 (8)     17.18  (0.01)        (2.92)             --          (3.23)         --        11.02     (18.85)+     42,058
------------------------------------------------------------------------------------------------------------------------------
  1999 (9)     15.05  (0.03)         4.18              --          (2.02)         --        17.18      28.25        8,419
------------------------------------------------------------------------------------------------------------------------------
  1998 (10)    17.28  (0.03)        (0.17)             --          (2.03)         --        15.05      (1.15)+      6,678
RETAIL CLASS A
  2001*       $ 9.38   0.02         (1.73)             --             --          --       $ 7.67     (18.23)%+   $ 7,022
------------------------------------------------------------------------------------------------------------------------------
  2001(7)      11.01  (0.02)        (1.06)          (0.03)         (0.52)         --         9.38     (10.24)+      9,976
------------------------------------------------------------------------------------------------------------------------------
  2000 (8)     17.25  (0.08)        (2.93)             --          (3.23)         --        11.01     (19.09)+     10,815
------------------------------------------------------------------------------------------------------------------------------
  1999 (9)     15.15  (0.08)         4.21              --          (2.03)         --        17.25      27.95       12,718
------------------------------------------------------------------------------------------------------------------------------
  1998 (9)     14.78  (0.11)         2.92              --          (2.44)         --        15.15      19.12       12,223
------------------------------------------------------------------------------------------------------------------------------
  1997 (9)     15.18  (0.33)         0.24              --          (0.31)         --        14.78      (0.71)      13,952
------------------------------------------------------------------------------------------------------------------------------
  1996 (9)     15.28  (0.15)         1.97           (0.27)         (1.65)         --        15.18      12.13       25,822
Emerging Markets Equity Portfollio
RETAIL CLASS A
  2001*++     $ 7.98   0.02         (1.41)             --             --          --       $ 6.59     (17.42)%+   $ 5,452
------------------------------------------------------------------------------------------------------------------------------
  2001(7)       9.23  (0.01)        (1.24)             --             --          --         7.98     (13.54)+      7,246
------------------------------------------------------------------------------------------------------------------------------
  2000 (8)     13.54  (0.20)        (4.11)             --             --          --         9.23     (31.83)+      9,124
------------------------------------------------------------------------------------------------------------------------------
  1999 (9)      7.96     --          5.58              --             --          --        13.54      70.10       18,059
------------------------------------------------------------------------------------------------------------------------------
  1998 (9)     12.24   0.02         (4.15)          (0.15)            --          --         7.96     (34.18)      14,734
------------------------------------------------------------------------------------------------------------------------------
  1997 (9)     13.66  (0.11)        (1.31)             --             --          --        12.24     (10.40)      32,899
------------------------------------------------------------------------------------------------------------------------------
  1996 (9)     12.24  (0.13)         1.61           (0.06)            --          --        13.66      12.08       56,814


FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED) AND THE YEARS ENDED APRIL 30 (AUDITED),
--------------------------------------------------------------
                                        RATIO
                          RATIO OF NET  OF EXPENSES
              RATIO OF    INVESTMENT    TO AVERAGE
              EXPENSES    INCOME        NET ASSETS   PORTFOLIO
              TO AVERAGE  TO AVERAGE    (EXCLUDING   TURNOVER
              NET ASSETS  NET ASSETS    WAIVERS)     RATE
--------------------------------------------------------------
Small-Cap Equity Portfolio
INSTITUTIONAL CLASS
  2001*        1.19%**      (0.02)%**   1.19%**      123.50%
--------------------------------------------------------------
  2001         1.15         (0.14)      1.17         359.60
--------------------------------------------------------------
  2000         1.19         (0.49)      1.21         753.31
--------------------------------------------------------------
  1999         1.16         (0.48)      1.23         733.14
--------------------------------------------------------------
  1998         0.98         (0.24)      1.02         410.72
--------------------------------------------------------------
  1997         0.95         (0.12)      0.95         704.41
RETAIL CLASS A
  2001*        1.29%**      (0.13)%**   1.59%**      123.50%
--------------------------------------------------------------
  2001         1.25         (0.11)      1.56         359.60
--------------------------------------------------------------
  2000         1.30         (0.49)      1.61         753.31
--------------------------------------------------------------
  1999         1.32         (0.64)      1.63         733.14
--------------------------------------------------------------
  1998         1.21         (0.46)      1.36         410.72
--------------------------------------------------------------
  1997 (1)     1.11**       (0.13)**     1.21**      704.41
RETAIL CLASS B
  2001*        2.05%**      (0.81)%**   2.05%**      123.50%
--------------------------------------------------------------
  2001(6)      2.07**       (0.61)**    2.08**       359.60
International Equity Portfolio
INSTITUTIONAL CLASS
  2001*        1.36%**       0.86%**    1.64%**       27.56%
--------------------------------------------------------------
  2001(7)      1.41**       (0.07)**    1.46**        15.09+
--------------------------------------------------------------
  2000 (8)     1.71**       (0.51)**    1.96**       196.30+
--------------------------------------------------------------
  1999 (9)     2.00         (0.17)      2.98          41.00
--------------------------------------------------------------
  1998 (10)    1.75         (0.47)      2.90         109.00
RETAIL CLASS A
  2001*        1.46%**       0.78%**    2.04%**       27.56%
--------------------------------------------------------------
  2001(7)      1.51**       (0.18)**    1.86**        15.09+
--------------------------------------------------------------
--------------------------------------------------------------
  2000 (8)     2.46**       (1.21)**    3.11**       196.30+
--------------------------------------------------------------
  1999 (9)     2.35         (0.52)      3.34          41.00
--------------------------------------------------------------
  1998 (9)     2.45         (0.62)      3.30         109.00
--------------------------------------------------------------
  1997 (9)     2.50         (1.01)      3.12          51.00
--------------------------------------------------------------
  1996 (9)     2.39         (1.06)      3.09          84.00
Emerging Markets Equity Portfolio
RETAIL CLASS A
  2001*++      2.09%**       0.43%**    3.24%**       29.87%
--------------------------------------------------------------
  2001(7)      2.16**       (0.25)**    2.61**        29.80+
--------------------------------------------------------------
  2000 (8)     1.91         (0.88)      3.80          63.40+
--------------------------------------------------------------
  1999 (9)     1.85          0.08       4.31          63.00
--------------------------------------------------------------
  1998 (9)     2.50          0.03       4.09         121.00
--------------------------------------------------------------
  1997 (9)     2.50         (0.54)      2.91         120.00
--------------------------------------------------------------
  1996 (9)     2.38         (0.62)      2.62         122.00


  * For the six month period ended October 31, 2001.
**  Annualized.
  + Returns are for the period indicated and have not been annualized.
 ++ Per share amounts calculated using average shares method.
(A) Total return for the retail class does not include the one-time sales charge.
(1) Commenced operations on May 16, 1996.
(2) Commenced operations on July 31, 1998.
(3) Commenced operations on September 14, 1998.
(4) Commenced operations on November 18, 1996.
(5) Commenced operations on September 1, 1999.
(6) Commenced operations on February 20, 2001.
(7) For the six-month period ended April 30.
(8) Periods ended October 31.
(9) Years ended December 31.
(10)Commenced operations on July 24, 1998.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.



October 31, 2001

126   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION
      ARK Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992, and amended and restated on March 19, 1993, and further amended on December 10, 1999.

      The Fund consists of thirty separate investment portfolios as of October 31, 2001 (individually, a "Portfolio" and collectively, the "Portfolios"):

      U.S. Treasury Money Market Portfolio
      U.S. Government Money Market Portfolio
      Money Market Portfolio
      Tax-Free Money Market Portfolio
      Pennsylvania Tax-Free Money Market Portfolio
       (collectively, the "Money Market Portfolios") Short-Term Treasury Portfolio Short-Term Bond Portfolio Maryland Tax-Free Portfolio Pennsylvania Tax-Free Portfolio Intermediate Fixed Income Portfolio U.S. Government Bond Portfolio Income Portfolio Balanced Portfolio Equity Income Portfolio Value Equity Portfolio Equity Index Portfolio Blue Chip Equity Portfolio Capital Growth Portfolio Mid-Cap Equity Portfolio Small-Cap Equity Portfolio International Equity Portfolio Emerging Markets Equity Portfolio U.S. Treasury Cash Management Portfolio U.S. Government Cash Management Portfolio Prime Cash Management Portfolio Tax-Free Cash Management Portfolio
        (collectively, the "Cash Management Portfolios")

      Social Issues Intermediate Fixed Income Portfolio
      Social Issues Blue Chip Equity Portfolio
      Social Issues Capital Growth Portfolio
      Social Issues Small-Cap Equity Portfolio
        (collectively, the "Social Issues Portfolios")

      The Fund may issue an unlimited number of shares of each of its Portfolios and may issue shares of one or more classes of each Portfolio. The financial statements of the Cash Management and Social Issues Portfolios are not presented herein, but are presented separately.


      2. SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios.

      The following is a summary of significant accounting policies followed by the Portfolios.

      SECURITY VALUATION -- Securities of the Portfolios are generally valued by independent pricing services. Securities listed on a securities exchange for which market quotations are readily available are valued at the last reported sale price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less to maturity may be valued at their amortized cost.

      When market quotations are not readily available, securities are valued at fair value in good faith as determined under procedures established by the Board of Trustees.

      Investment securities held by the Money Market Portfolios are stated at their amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

      INCOME TAXES -- It is the intention of each Portfolio to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary.

      NET ASSET VALUE PER SHARE -- The net asset value per share of each class of each Portfolio is calculated every business day. It is computed by dividing the total assets of each class of the Portfolio, less the class-related liabilities, by the number of outstanding shares of each class of the Portfolio.

      CLASSES -- Each class of shares has equal rights as to earnings, assets and voting privileges, except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Class-specific expenses are borne by the applicable class. Other expenses, income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.




October 31, 2001

                                  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  127


      ORGANIZATIONAL COSTS -- All eligible organizational costs associated with the start-up of the Portfolios prior to December 15, 1998 are being amortized on a straight-line basis over a period of sixty months. If any or all of the shares representing initial capital of a Portfolio are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.

      REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

      SHORT SALES -- The Portfolios may sell a security that they own "short against the box" in anticipation of a decline in the market value of that security. As collateral for this transaction, the Portfolio must deposit liquid securities with the broker/dealer through which it made the short sale. A gain, limited to the price at which the Portfolio sold the security short, or a loss, the difference between the proceeds received and the market value of the security, will be recognized upon termination of the short sale.

      DOLLAR ROLL TRANSACTIONS -- The Income Portfolio engages in dollar roll transactions with respect to mortgage-related securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon and maturity) security from the institution at a later date at an agreed-upon price. The mortgage-related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.

      WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS -- The Portfolios may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction (and therefore the value of the security) may be less favorable than the yield available in the market when the securities delivery takes place. The Portfolios maintain cash, U.S. government securities, or liquid, high-grade debt obligations in an amount sufficient to meet the purchase price in a segregated account until the settlement date. No Portfolio intends to engage in when-issued purchases and forward commitments for speculative purposes.

      DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly for the Money Market Portfolios, the Short-Term Treasury Portfolio, Short-Term Bond Portfolio, Maryland Tax-Free Portfolio, Pennsylvania Tax-Free Portfolio, Intermediate Fixed Income Portfolio, U.S. Government Bond Portfolio and Income Portfolio. The Equity Income Portfolio declares and pays dividends monthly; the Balanced Portfolio, Value Equity Portfolio, Equity Index Portfolio, Blue Chip Equity Portfolio and Mid-Cap Equity Portfolio declare and pay dividends quarterly; and the Capital Growth Portfolio, Small-Cap Equity Portfolio, International Equity Portfolio and Emerging Markets Equity Portfolio declare and pay dividends annually from net investment income. Distributions from net capital gains, if any, are declared and paid at least annually by each Portfolio.

      Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

      On the Statements of Net Assets or Statements of Assets and Liabilities, the following adjustments were made:



                            ACCUMULATED  UNDISTRIBUTED
                           NET REALIZED NET INVESTMENT  PAID-IN-
                            GAIN (LOSS)  INCOME (LOSS)  CAPITAL
  PORTFOLIO                    (000)         (000)       (000)

U.S. Treasury Money Market  $  (18)          $ 18      $    --
--------------------------------------------------------------------------------

Short-Term Treasury             --              2           (2)
--------------------------------------------------------------------------------

Pennsylvania Tax-Free           --             21          (21)
--------------------------------------------------------------------------------
Income                       1,785             --       (1,785)
--------------------------------------------------------------------------------
Balanced                         2             (2)          --
--------------------------------------------------------------------------------
Equity Index                    --              2           (2)
--------------------------------------------------------------------------------
Blue Chip Equity                 1              4           (5)
--------------------------------------------------------------------------------
Capital Growth                  --            (43)          43
--------------------------------------------------------------------------------
Mid-Cap Equity                  --              4           (4)







                                                                October 31, 2001

128   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


      IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on May 1, 2001.Prior to May 1, 2001, the Maryland Tax-Free Portfolio and the Pennsylvania Tax-Free Portfolio did not accrete market discounts on fixed income securities. In accordance with the implementation of the new accounting standards, the Portfolios were required to record a cumulative effect adjustment of $54,443 and $62,016, respectively, to reflect the accretion of market discounts that were not previously recorded. The cumulative adjustments were a reclassification between net investment income and net unrealized appreciation of securities and therefore did not impact total net assets or the net asset value per share of the Fund. The effect of this charge for the period ended October 31, 2001 was to increase net investment income by $6,744 and $35,837, respectively. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.

      The effect of this change on the financial highlights for the Maryland Tax-Free Portfolio and the Pennsylvania Tax-Free Portfolio, as presented on pages 120 and 121, for the six months ended October 31, 2001 was:


                             IMPACT OF ADOPTION ON:
                          ----------------------------

                         NET       REALIZED AND      RATIO OF NET INVESTMENT
                     INVESTMENT     UNREALIZED     INCOME TO AVERAGE NET ASSETS
                                                  ----------------------------
                       INCOME     GAINS (LOSSES)        BEFORE      AFTER
  PORTFOLIO           PER SHARE    PER SHARE           ADOPTION   ADOPTION
--------------------------------------------------------------------------------

Maryland Tax-Free
--------------------------------------------------------------------------------

    Institutional Class$    --        $--                4.31%      4.32%
--------------------------------------------------------------------------------
    Retail Class A        0.01      (0.01)               4.18       4.19
--------------------------------------------------------------------------------
    Retail Class B          --         --                3.43       3.45
--------------------------------------------------------------------------------
Pennsylvania Tax-Free
--------------------------------------------------------------------------------
    Institutional Class   0.01      (0.01)               4.18       4.22
--------------------------------------------------------------------------------
    Retail Class A        0.01      (0.01)               4.04       4.08
--------------------------------------------------------------------------------
    Retail Class B          --         --                3.29       3.33
--------------------------------------------------------------------------------

      Per share ratios and supplemental data for periods prior to October 31, 2001 have been restated to reflect this change in presentation.

      OTHER -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Net realized capital gains and losses on the sale of investment securities are determined using the identified cost method with the exception of the Money Market Portfolios, for which original issue discounts and purchase premiums on securities held by the Portfolios are accreted and amortized ratably to maturity using the effective interest method. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual method.

   3. INVESTMENT ADVISORY AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
      Allied Investment Advisors, Inc. (AIA) is the investment adviser to each Portfolio. AIA is an affiliate of Allfirst Trust Co., N.A., the custodian and sub-administrator of each Portfolio. Pursuant to an investment advisory contract on behalf of each Portfolio, AIA is entitled to receive fees for its advisory services at the annual rates shown in the following table based on the average net assets of the Portfolio.



  PORTFOLIO                                        ANNUAL RATE
--------------------------------------------------------------------------------

U.S. Treasury Money Market                             0.25%
--------------------------------------------------------------------------------

U.S. Government Money Market                           0.25%
--------------------------------------------------------------------------------

Money Market                                           0.25%
--------------------------------------------------------------------------------

Tax-Free Money Market                                  0.25%
--------------------------------------------------------------------------------

Pennsylvania Tax-Free Money Market                     0.25%
--------------------------------------------------------------------------------

Short-Term Treasury                                    0.35%
--------------------------------------------------------------------------------

Short-Term Bond                                        0.75%
--------------------------------------------------------------------------------

Maryland Tax-Free                                      0.65%
--------------------------------------------------------------------------------

Pennsylvania Tax-Free                                  0.65%
--------------------------------------------------------------------------------

Intermediate Fixed Income                              0.60%
--------------------------------------------------------------------------------

U.S. Government Bond                                   0.75%
--------------------------------------------------------------------------------

Income                                                 0.60%
--------------------------------------------------------------------------------

Balanced                                               0.65%
--------------------------------------------------------------------------------

Equity Income                                          0.70%
--------------------------------------------------------------------------------

Value Equity                                           1.00%
--------------------------------------------------------------------------------

Equity Index                                           0.20%
--------------------------------------------------------------------------------

Blue Chip Equity                                       0.70%
--------------------------------------------------------------------------------

Capital Growth                                         0.70%
--------------------------------------------------------------------------------

Mid-Cap Equity                                         0.80%
--------------------------------------------------------------------------------

Small-Cap Equity                                       0.80%
--------------------------------------------------------------------------------

International Equity                                   1.00%
--------------------------------------------------------------------------------

Emerging Markets Equity                                1.00%
--------------------------------------------------------------------------------

      AIA has agreed to waive a portion of its fees or reimburse expenses on certain Portfolios in order to limit total operating expenses of such Portfolios. A portion of these waivers is voluntary and may be discontinued at any time.

      Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may invest in affiliated money market fund Portfolios, provided that investments in affiliated money market fund Portfolios do not exceed 25% of the investing Portfolio's total assets.

      AIB Govett, Inc. (AIB Govett), an indirect majority owned subsidiary of Allied Irish Banks, is the subadvisor for the International Equity Portfolio and the Emerging Markets Equity Portfolio. It provides day-to-day management services and makes investment decisions on behalf of these Portfolios in accordance with their respective investment policies. In accordance with an investment subadvisory agreement, AIA


October 31, 2001

                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)129


      pays AIB Govett subadvisory fees from the fees it receives from the International Equity Portfolio and the Emerging Markets Equity Portfolio. SEI Investments Mutual Funds Services (the "Administrator") serves as administrator and transfer agent for the Fund under an administration agreement and transfer agency agreement. The Administrator is entitled to receive an annual fee of 0.13% of each Portfolio's average net assets, paid monthly, for services performed under the administration agreement. The Administrator has voluntarily agreed to waive a portion of its administrative fees on certain Portfolios in order to limit total operating expenses of such Portfolios. The waiver is voluntary and may be discontinued at any time. Pursuant to a separate agreement between Allfirst Trust Co., N.A. and the Administrator, Allfirst Trust Co., N.A. performs sub-administration services on behalf of the Portfolios, for which it receives an annual fee, paid by the Administrator, of up to 0.0275% of each Portfolio's average net assets. Effective January 1, 2002, Allfirst Trust Co., N.A. will succeed SEIInvestments Mutual Funds Services as administrator and transfer agent for the Fund. Forum Administrative Services, LLC will act as sub-administrator for the Fund, and Boston Financial Data Services, Inc. will act as sub-transfer agent for the Fund.

4.    DISTRIBUTION AND SHAREHOLDER SERVICES PLANS
      DISTRIBUTION AND SERVICE PLANS

      The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act on behalf of the Retail Class A of each Portfolio. The plan permits payment of distribution fees up to 0.75% of the average daily net assets of the class. The Trustees have authorized payment of the following distribution fees by Retail Class A:

                             PERCENTAGE OF
                             AVERAGE NET
       CLASS                    ASSETS               PORTFOLIO

Retail Class A                  0.25%        Money Market Portfolios
--------------------------------------------------------------------------------

                                0.30%        Short-Term Bond
                                             Maryland Tax-Free
                                             Pennsylvania Tax-Free
                                             Intermediate Fixed Income
                                             U.S. Government Bond
                                             Income
--------------------------------------------------------------------------------

                               0.40%         Short-Term Treasury
                                             Balanced
                                             Equity Income
                                             Value Equity
                                             Equity Index
                                             Capital Growth
                                             Mid-Cap Equity
                                             Small-Cap Equity
                                             International Equity
                                             Emerging Markets Equity
--------------------------------------------------------------------------------

                               0.55%         Blue Chip Equity
--------------------------------------------------------------------------------

      The actual distribution fees as of 10/31/01 for the above Portfolios are 0.25%.

      The Fund has also adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act on behalf of the Retail Class B of the Money Market, Maryland Tax-Free, Pennsylvania Tax-Free, Income, Balanced, Value Equity, Blue Chip Equity, Capital Growth and Small-Cap Equity Portfolios and the Institutional IIClass of each Money Market Portfolio. Pursuant to the plan, distribution fees of 0.75% and service fees of 0.25% of the average daily net assets of the Retail Class B of the Portfolios are paid. For Institutional IIClass, distribution and service fees, as a percentage of average daily net assets of the class, may be up to 0.75% as authorized by the Trustees. Currently, the Trustees have set distribution and service fees at an annual rate of 0.15% of average daily net assets of Institutional II Class shares.

      A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Retail Class B shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Retail Class B shares until the redemption of such shares.

    YEARS                                    CONTINGENT DEFERRED
PURCHASES MADE                                  SALES CHARGE

First                                                 5%
--------------------------------------------------------------------------------

Second                                                4%
--------------------------------------------------------------------------------

Third                                                 3%
--------------------------------------------------------------------------------

Fourth                                                3%
--------------------------------------------------------------------------------

Fifth                                                 2%
--------------------------------------------------------------------------------

Sixth                                                 1%
--------------------------------------------------------------------------------

Seventh and Following                               None
--------------------------------------------------------------------------------

      Distribution and/or service fees are paid to SEI Investments Distribution Co. ("SIDCO"), which acts as distributor for the Fund pursuant to a Distribution Agreement on behalf of each Portfolio. SIDCO has voluntarily agreed to waive a portion of its fee on certain Portfolios in order to limit total operating expenses of such Portfolios. The waiver is voluntary and may be discontinued at any time.

      Effective January 1, 2002, ARK Funds Distributors, LLC will succeed SIDCO as distributor for the Fund.

      Prior to August 12, 2000, the Govett International Equity Fund (currently, ARK International Equity Portfolio) and the Govett Emerging Markets Equity Fund (currently, ARK Emerging Markets Equity Portfolio) paid another distributor 0.35% of the average daily net assets of each fund's Class
      A Retail shares.

      SHAREHOLDER SERVICES PLANS

      The Fund has adopted a Shareholder Services Plan on behalf of the Retail Class A and the Institutional Class of each Portfolio. Each plan permits payment of service fees at an annual rate of up to 0.25% of the average daily net assets of



                                                                October 31, 2001

130   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


      Retail Class A shares, or up to 0.15% of average daily net assets of Institutional Class shares. Currently, the Trustees have set service fees at an annual rate of 0.15% of average daily net assets of Retail Class A shares and Institutional Class shares. A portion of the service fees paid by the Retail Class A and Institutional Class of certain Portfolios is being waived voluntarily. All or a portion of these waivers may be discontinued at any time.

5. INVESTMENT TRANSACTIONS
      The cost of securities purchased and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, during the period ended October 31, 2001, were as follows:

--------------------------------------------------------------------------------
                                       PURCHASES      SALES
  PORTFOLIO                             (000)         (000)
--------------------------------------------------------------------------------

Short-Term Treasury                       $ --         $ --
--------------------------------------------------------------------------------

Short-Term Bond                          5,398      (9,068)
--------------------------------------------------------------------------------

Maryland Tax-Free                        4,574      (2,227)
--------------------------------------------------------------------------------

Pennsylvania Tax-Free                    9,972     (10,735)
--------------------------------------------------------------------------------

Intermediate Fixed Income               16,877     (21,745)
--------------------------------------------------------------------------------

U.S. Government Bond                      514      (13,081)
--------------------------------------------------------------------------------

Income                                  18,375     (42,271)
--------------------------------------------------------------------------------

Balanced                                59,084     (70,580)
--------------------------------------------------------------------------------

Equity Income                           19,140     (17,003)
--------------------------------------------------------------------------------

Value Equity                            30,252     (41,257)
--------------------------------------------------------------------------------

Equity Index                             4,937      (6,119)
--------------------------------------------------------------------------------

Blue Chip Equity                        99,390     (94,956)
--------------------------------------------------------------------------------

Capital Growth                         241,146    (237,007)
--------------------------------------------------------------------------------

Mid-Cap Equity                          27,970     (35,841)
--------------------------------------------------------------------------------

Small-Cap Equity                       165,177    (180,870)
--------------------------------------------------------------------------------

International Equity                     9,818     (10,180)
--------------------------------------------------------------------------------

Emerging Markets Equity                  1,790      (2,560)
--------------------------------------------------------------------------------

      The purchases and sales of U.S. government securities were as follows:

--------------------------------------------------------------------------------
                                       PURCHASES      SALES
  PORTFOLIO                             (000)         (000)
--------------------------------------------------------------------------------

Short-Term Treasury                    $ 9,127   $ (11,754)
--------------------------------------------------------------------------------

Short-Term Bond                         21,446     (10,471)
--------------------------------------------------------------------------------

Intermediate Fixed Income               29,912     (20,317)
--------------------------------------------------------------------------------

U.S. Government Bond                    10,823     (11,543)
--------------------------------------------------------------------------------

Income                                 233,093    (235,889)
--------------------------------------------------------------------------------

Balanced                                14,578     (19,757)
--------------------------------------------------------------------------------


      For federal income tax purposes, the cost of securities owned at October 31, 2001, was not materially different from the amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation of securities at October 31, 2001, for each Portfolio is as follows:


                                                         NET UNREALIZED
                          APPRECIATED    DEPRECIATED    APPRECIATION
                          SECURITIES     SECURITIES     (DEPRECIATION)
  PORTFOLIO                  (000)         (000)            (000)
--------------------------------------------------------------------------------
Short-Term Treasury        $  1,813        $--       $  1,813
--------------------------------------------------------------------------------

Short-Term Bond               2,155       (479)         1,676
--------------------------------------------------------------------------------

Maryland Tax-Free             6,050       (298)         5,752
--------------------------------------------------------------------------------

Pennsylvania Tax-Free         8,115       (672)         7,443
--------------------------------------------------------------------------------

Intermediate Fixed Income     6,696       (619)         6,077
--------------------------------------------------------------------------------

U.S. Government Bond          4,984     (1,407)         3,577
--------------------------------------------------------------------------------

Income                       16,850     (3,521)        13,329
--------------------------------------------------------------------------------

Balanced                     29,060    (47,364)       (18,304)
--------------------------------------------------------------------------------

Equity Income                15,685     (2,808)        12,877
--------------------------------------------------------------------------------

Value Equity                 94,427     (7,276)        87,151
--------------------------------------------------------------------------------

Equity Index                  7,943    (31,845)       (23,902)
--------------------------------------------------------------------------------

Blue Chip Equity             33,617    (39,578)        (5,961)
--------------------------------------------------------------------------------

Capital Growth                8,475    (25,203)       (16,728)
--------------------------------------------------------------------------------

Mid-Cap Equity               13,486    (10,376)         3,110
--------------------------------------------------------------------------------

Small-Cap Equity              9,753     (7,537)         2,216
--------------------------------------------------------------------------------

International Equity            353    (11,665)       (11,312)
--------------------------------------------------------------------------------

Emerging Markets Equity         410       (866)          (456)
--------------------------------------------------------------------------------

      At October 31, 2001, the following Portfolios had available capital loss carryforwards to offset future capital gains:

                                      CAPITAL LOSS
                                      CARRYFORWARD
                                         AMOUNT       EXPIRATION
  PORTFOLIO                               (000)          DATE
--------------------------------------------------------------------------------
Money Market                           $      7          2007
                                              1          2009
--------------------------------------------------------------------------------

Tax-Free Money Market                         1          2008
--------------------------------------------------------------------------------

Short-Term Treasury                          35          2008
--------------------------------------------------------------------------------

Maryland Tax-Free                           343          2007
                                            819          2008
--------------------------------------------------------------------------------

Pennsylvania Tax-Free                     2,230          2007
                                          2,864          2008
                                             42          2009
--------------------------------------------------------------------------------

Income                                      170          2002
                                          1,412          2003
                                            745          2004
                                            392          2005
--------------------------------------------------------------------------------

Balanced                                 12,285          2009
--------------------------------------------------------------------------------

Equity Index                                587          2009
--------------------------------------------------------------------------------

Blue Chip Equity                          3,208          2009
--------------------------------------------------------------------------------

Capital Growth                           16,703          2009
--------------------------------------------------------------------------------

Mid-Cap Equity                            1,967          2009
--------------------------------------------------------------------------------

Small-Cap Equity                          4,237          2006
                                         10,031          2009
--------------------------------------------------------------------------------

Emerging Markets Equity                  10,026          2006
                                            755          2007
                                          2,507          2009
--------------------------------------------------------------------------------






October 31, 2001

                                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) 131




6. SECURITIES LENDING TRANSACTIONS
      In order to generate additional income, certain Portfolios may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker/dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at October 31, 2001, income generated from the program during the year ended October 31, 2001, and the collateral purchased with cash received and held at October 31, 2001, with respect to such loans were as follows:

                                                       INCOME RECEIVED
                                  MARKET VALUE OF      FROM SECURITIES
                                 LOANED SECURITIES        LENDING
  PORTFOLIO                           (000)                (000)
--------------------------------------------------------------------------------
Short-Term Bond                      $ 7,105               $ 3
--------------------------------------------------------------------------------

Intermediate Fixed Income             28,911                11
--------------------------------------------------------------------------------

U.S. Government Bond                  23,972                10
--------------------------------------------------------------------------------

Income                               111,806                87
--------------------------------------------------------------------------------




                                 MONEY      OTHER FIXED
                    REPUCHASE    MARKET       INCOME             COLLATERAL
                   AGREEMENTS INSTRUMENTS   SECURITIES  CASH       TOTAL
                     (000)       (000)         (000)    (000)      (000)
--------------------------------------------------------------------------------
Short-Term Bond   $ 6,345      $  760         $  --      $15      $ 7,120
--------------------------------------------------------------------------------

Intermediate
   Fixed
   Income          18,470       5,097         5,500       29       29,096
--------------------------------------------------------------------------------


U.S. Government
   Bond            10,525       1,073        12,600        6       24,204
--------------------------------------------------------------------------------

Income             78,723          85        33,596        7      112,411
--------------------------------------------------------------------------------



7. CONCENTRATION OF RISK
      The International Equity Portfolio and the Emerging Markets Equity Portfolio invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.

      The Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio invest in debt instruments of municipal issuers. Although these Portfolios monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

      The Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio invest in securities that include revenue bonds and general obligation bonds. At October 31, 2001, the percentage of portfolio investments by each revenue source was as follows:

--------------------------------------------------------------------------------
                                      MARYLAND            PENNSYLVANIA
                                 TAX-FREE PORTFOLIO    TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------

Education                                18%                   15%
--------------------------------------------------------------------------------

Healthcare                               18                    19
--------------------------------------------------------------------------------

Transportation                            3                     2
--------------------------------------------------------------------------------

Utility                                  10                     8
--------------------------------------------------------------------------------

Housing                                   4                     2
--------------------------------------------------------------------------------

Pollution Control                        --                     1
--------------------------------------------------------------------------------

Public Facility                           5                     14
--------------------------------------------------------------------------------

Industrial                               --                     16
--------------------------------------------------------------------------------

Other                                     5                      3
--------------------------------------------------------------------------------

General Obligations                      37                     20
--------------------------------------------------------------------------------

                                        100%                   100%
--------------------------------------------------------------------------------



8. FUND MERGERS
      On August 12, 2000, the Govett Global Income Fund, the Govett International Equity Fund, and the Govett Emerging Markets Equity Fund were reorganized into the Income Portfolio, the International Equity Portfolio, and the Emerging Markets Equity Portfolio, respectively. On September 16, 2000, the Govett Smaller Companies Fund was reorganized into the Small-Cap Equity Portfolio. Shares of the Govett Funds were exchanged for shares of the respective ARK Portfolios in a tax-free exchange.

      The acquired net assets consisted primarily of the following components:

                                  ACQUIRED
                               NET UNREALIZED     ACQUIRED
  PORTFOLIO                     APPRECIATION     NET ASSETS
--------------------------------------------------------------------------------
Income                         $      4,228    $  3,394,864
--------------------------------------------------------------------------------

Small-Cap Equity                  7,269,962      62,433,270
--------------------------------------------------------------------------------

International Equity                     --      43,889,830
--------------------------------------------------------------------------------

Emerging Markets Equity           1,852,298      12,154,505
--------------------------------------------------------------------------------



                                         SEMI ANNUAL REPORT  /  October 31, 2001

132   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)




9.       SHARES ISSUED AND REDEEMED (000):






---------------------------------------------------------------------------------------------------------------
 FOR THE YEAR OR PERIOD INDICATED
 TRANSACTIONS IN PORTFOLIO SHARES
 WERE FOLLOWS:                              U.S. TREASURY MONEY    U.S. GOVERNMENT MONEY        MONEY MARKET
                                             MARKET PORTFOLIO        MARKET PORTFOLIO            PORTFOLIO
---------------------------------------------------------------------------------------------------------------

                                             5/1/01      5/1/00      5/1/01     5/1/00       5/1/01     5/1/00
                                         to 10/31/01  to 4/30/01*to 10/31/01 to 4/30/01* to 10/31/01 to 4/30/01*
SHARES ISSUED AND REDEEMED:             ------------  ---------- ----------- ----------  ----------- ----------
     Institutional Class:
         Shares Issued                       206,768     693,983     911,678   2,374,146   1,186,986  1,209,958
----------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                      3           8          --          --       1,140      2,618
----------------------------------------------------------------------------------------------------------------
         Shares Redeemed                    (214,524)   (713,500)   (856,276) (2,545,310)   (827,127)(1,137,812)
                                            --------------------------------------------------------------------

     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                       (7,753)    (19,509)     55,402    (171,164)    360,999     74,764
----------------------------------------------------------------------------------------------------------------

     Retail Class A:
         Shares Issued                        13,483      35,543      90,261     382,422      81,373    220,611
----------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                    300         764          --          38       5,243     15,571
                                            --------------------------------------------------------------------
        Shares Redeemed                       (9,240)    (33,340)   (105,108)   (383,258)    (59,681)  (190,507)
                                           --------------------------------------------------------------------

     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                              4,543       2,967     (14,847)       (798)     26,935     45,675
---------------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                            --          --          --          --          81        103
---------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                     --          --          --          --           2          2
                                            -------------------------------------------------------------------
        Shares Redeemed                           --          --          --          --          (2)       (23)
                                            -------------------------------------------------------------------

     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                 --          --          --          --          81         82
---------------------------------------------------------------------------------------------------------------

     Institutional II Class:
         Shares Issued                       229,894     440,628     551,426     531,461   1,406,178  1,807,345
---------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                     --          --          --           1          --         --
---------------------------------------------------------------------------------------------------------------
         Shares Redeemed                    (220,750)   (460,064)   (408,877)   (449,663) (1,315,803)(1,742,150
                                           --------------------------------------------------------------------

     TOTAL INSTITUTIONAL II CLASS
     SHARE TRANSACTIONS                        9,144     (19,436)    142,549      81,799      90,375     65,195
---------------------------------------------------------------------------------------------------------------


     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                        5,934     (35,978)    183,104     (90,163)    478,390    185,716
                                           --------------------------------------------------------------------



                                              TAX-FREE MONEY           PENNSYLVANIA TAX-FREE       SHORT-TERM
                                             MARKET PORTFOLIO             MARKET PORTFOLIO     TREASURY PORTFOLIO
                                              5/1/01      5/1/00         5/1/01      5/1/01       5/1/00       5/1/01
                                         to 10/31/01  to 4/30/01*to 10/31/01(1) to 10/31/01   to 4/30/01* to 10/31/01
---------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
     Institutional Class:
         Shares Issued                    35,789      62,457                58,121             589          495
                                           --------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                 --          --                    --              10           18
                                           --------------------------------------------------------------------
         Shares Redeemed                 (36,800)    (64,071)              (17,129)           (608)        (592)      (
                                           --------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                   (1,011)     (1,614)               40,992              (9)         (79)
---------------------------------------------------------------------------------------------------------------

     Retail Class A:
         Shares Issued                    12,907      40,185                    --              76          126
                                           --------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                430       1,173                    --              18           39
                                             ------------------------------------------------------------------
       Shares Redeemed                    (5,899)    (48,961)                   --             (72)        (289)
                                           --------------------------------------------------------------------

     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                          7,438      (7,603)                   --              22         (124)
---------------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                       --          --                     --              --           --
                                           --------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                --          --                     --              --           --
                                           --------------------------------------------------------------------
         Shares Redeemed                     --          --                     --              --           --
                                           --------------------------------------------------------------------

     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                            --          --                     --              --           --
----------------------------------------------------------------------------------------------------------------

     Institutional II Class:
         Shares Issued                   39,633      97,949                  3,187              --           --
                                           --------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                --          --                     --              --           --
                                           --------------------------------------------------------------------
         Shares Redeemed                (38,741)    (89,207)                (1,050)             --           --
                                           --------------------------------------------------------------------

     TOTAL INSTITUTIONAL II CLASS
     SHARE TRANSACTIONS                     892       8,742                  2,137              --           --
---------------------------------------------------------------------------------------------------------------


     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                   7,319        (475)                43,129              13         (203)
----------------------------------------------------------------------------------------------------------------

                                                    SHORT-TERM                MARYLAND             PENNSYLVANIA
                                                  BOND PORTFOLIO        TAX-FREE PORTFOLIO       TAX-FREE PORTFOLIO

                                               5/1/01       5/1/00       5/1/01      5/1/00       5/1/01      5/1/00
                                            10/31/01   to 4/30/01* to 10/31/01  to 4/30/01* to 10/31/01  to 4/30/01*
                                          -----------  -------------- ------------ ----------- --------- ------------
SHARES ISSUED AND REDEEMED:
     Institutional Class:
         Shares Issued                     1,046        1,337          516      1,277           611       1,827
                                           --------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                 86          235           20         34            10          14
                                           --------------------------------------------------------------------
         Shares Redeemed                  (1,189)      (3,529)        (373)    (1,477)         (821)     (2,570)
                                           --------------------------------------------------------------------

     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                      (57)      (1,957)         163       (166)         (200)       (729)
----------------------------------------------------------------------------------------------------------------

     Retail Class A:
         Shares Issued                        --           --          718        502            24          65
                                           --------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                 --           --           41         85             3           9
                                           --------------------------------------------------------------------
        Shares Redeemed                       --           --         (741)      (831)          (62)       (132)
                                           --------------------------------------------------------------------

     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                             --           --           18       (244)          (35)        (58)
----------------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                        --           --           34         76             9           2
                                           --------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                 --           --            1          1            --          --
                                           --------------------------------------------------------------------
         Shares Redeemed                      --           --           (6)        (7)           --         (14)
                                           --------------------------------------------------------------------

     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                             --           --           29         70             9         (12)
----------------------------------------------------------------------------------------------------------------

     Institutional II Class:
         Shares Issued                        --           --           --         --            --          --
                                           --------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                 --           --           --         --            --          --
                                           --------------------------------------------------------------------
         Shares Redeemed                      --           --           --         --            --          --
                                           --------------------------------------------------------------------

     TOTAL INSTITUTIONAL II CLASS
     SHARE TRANSACTIONS                       --           --           --         --            --          --
-----------------------------------------------------------------------------------------------------------------


     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                      (57)       (1957)         210        (340)         (226)       (799)
-----------------------------------------------------------------------------------------------------------------

  *   Audited.
(1) Commenced operations on May 1, 2001.
Amounts designated as "--" are either $0 or have been rounded to $0.




                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)133


                                                                October 31, 2001

134   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)




SHARES ISSUED AND REDEEMED (000) (CONTINUED):

 FOR THE YEAR OR PERIOD INDICATED INTERMEDIATE U.S.TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------------
                                                                 INTERMEDIATE                 U.S. GOVERNMENT
                                                           FIXED INCOME PORTFOLIO             BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
                                                             5/1/01        5/1/00          5/1/01         5/1/00
                                                        to 10/31/01    to 4/30/01*    to 10/31/01     to 4/30/01*
                                                       --------------   ------------   --------------  ----------
     Institutional Class:
         Shares Issued                                        1,067         3,050             410            748
                                                            ----------------------------------------------------
         Shares Issued in Lieu of Cash Distributions             70           147              83            221
                                                            ----------------------------------------------------
         Shares Redeemed                                     (1,039)       (2,201)         (1,835)        (5,792)
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                                          98           996          (1,342)        (4,823)
----------------------------------------------------------------------------------------------------------------

     Retail Class A:
         Shares Issued from Govett Merger                        --            --              --             --
                                                            ----------------------------------------------------
           Shares Issued                                         --            --             159             52
                                                            ----------------------------------------------------
           Shares Issued in Lieu of Cash Distributions           --            --               6             10
                                                            ----------------------------------------------------
           Shares Redeemed                                       --            --             (71)           (58)
                                                            ----------------------------------------------------
       TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                                --            --              94              4
-----------------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                                           --            --              --             --
-----------------------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions             --            --              --             --
                                                            ----------------------------------------------------
         Shares Redeemed                                         --            --              --             --
                                                            ----------------------------------------------------
     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                                --            --              --             --
----------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                                          98           996          (1,248)        (4,819)
----------------------------------------------------------------------------------------------------------------


                                                                   INCOME                       BALANCED
                                                                  PORTFOLIO                    PORTFOLIO

                                                             5/1/01        5/1/00          5/1/01         5/1/00
                                                        to 10/31/01    to 4/30/01*    to 10/31/01     to 4/30/01*
                                                       --------------   ------------   --------------  ----------
SHARES ISSUED AND REDEEMED:
     Institutional Class:
         Shares Issued                                        1,593         6,065             591         1,774
                                                           ----------------------------------------------------
          Shares Issued in Lieu of Cash Distributions           672         1,648             226         1,770
                                                           ----------------------------------------------------
          Shares Redeemed                                    (4,578)       (6,472)         (1,514)       (3,358)
                                                           ----------------------------------------------------
      TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                                       2,313)        1,241            (697)          186
---------------------------------------------------------------------------------------------------------------

     Retail Class A:
         Shares Issued from Govett Merger                        --           348              --            --
                                                           ---------------------------------------------------
          Shares Issued                                         154            87             271           693
                                                           ---------------------------------------------------
          Shares Issued in Lieu of Cash Distributions            21            38              32           228
                                                           ---------------------------------------------------
          Shares Redeemed                                       (54)         (187)           (272)         (451)
                                                           ---------------------------------------------------
      TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                               121           286              31           470
--------------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                                           33            36             116           388
                                                           ---------------------------------------------------
          Shares Issued in Lieu of Cash Distributions             2             2               7            66
                                                           ---------------------------------------------------
          Shares Redeemed                                        (2)          (12)            (76)          (77)
                                                           ---------------------------------------------------
      TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                                33            26              47           377
---------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                                      (2,159)        1,553            (619)        1,033
----------------------------------------------------------------------------------------------------------------


                                                                 EQUITY INCOME                VALUE EQUITY
                                                                  PORTFOLIO                    PORTFOLIO

                                                             5/1/01        5/1/00          5/1/01         5/1/00
                                                        to 10/31/01    to 4/30/01*    to 10/31/01     to 4/30/01*
                                                       --------------  ------------   --------------  ----------
     Institutional Class:
         Shares Issued                                          332           639           1,403          1,509
                                                           -----------------------------------------------------
         Shares Issued in Lieu of Cash Distributions              1           610              17          3,275
                                                           -----------------------------------------------------
         Shares Redeemed                                       (242)       (1,273)           (934)        (7,650)
                                                           -----------------------------------------------------
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                                          91           (24)           (514)        (2,866)
-----------------------------------------------------------------------------------------------------------------

     Retail Class A:
         Shares Issued from Govett Merger                        --            --              --             --
                                                           -----------------------------------------------------
         Shares Issued                                          111           113              94            195
                                                           -----------------------------------------------------
         Shares Issued in Lieu of Cash Distributions              3            31               1             61
                                                           -----------------------------------------------------
         Shares Redeemed                                        (41)          (54)            (62)          (178)
                                                           -----------------------------------------------------
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                                73            90              33             78
------------------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                                           --            --              17             35
                                                           -----------------------------------------------------
         Shares Issued in Lieu of Cash Distributions             --            --              --              8
                                                           -----------------------------------------------------
         Shares Redeemed                                         --            --              (2)            (7)
                                                           -----------------------------------------------------
     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                                --            --              15             36
-----------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                                         164            66            (466)        (2,752)
-----------------------------------------------------------------------------------------------------------------


                                                                  EQUITY INDEX                 BLUE CHIP
                                                                   PORTFOLIO                EQUITY PORTFOLIO

                                                             5/1/01        5/1/00          5/1/01         5/1/00
                                                        to 10/31/01    to 4/30/01*    to 10/31/01     to 4/30/01*
                                                       --------------  ------------   --------------  ----------
     Institutional Class:
         Shares Issued                                          442         1,506           1,182         3,683
                                                           ----------------------------------------------------
         Shares Issued in Lieu of Cash Distributions             42         1,868               6          250
                                                           ----------------------------------------------------
         Shares Redeemed                                       (636)       (3,955)           (739)       (1,055)
                                                           ----------------------------------------------------
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                                         152         (581)           (449)        (2,878)
---------------------------------------------------------------------------------------------------------------

     Retail Class A:
         Shares Issued from Govett Merger                        --            --              --            --
                                                           ----------------------------------------------------
         Shares Issued                                           71          358              194           596
                                                           ----------------------------------------------------
         Shares Issued in Lieu of Cash Distributions              3          123                2            91
                                                           ----------------------------------------------------
         Shares Redeemed                                        (79)         (97)            (236)         (384)
                                                           ----------------------------------------------------
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                                (5)         384              (40)          303
---------------------------------------------------------------------------------------------------------------

     Retail Class B:
         Shares Issued                                           --            --              83           314
                                                           ----------------------------------------------------
         Shares Issued in Lieu of Cash Distributions             --            --              --            17
                                                           ----------------------------------------------------
         Shares Redeemed                                         --            --             (38)          (53)
                                                           ----------------------------------------------------
     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                                --            --              45           278
---------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                                         164            66            (454)       (3,459)
---------------------------------------------------------------------------------------------------------------

    * Audited
    Amounts designated as "_" are either $0 or have been rounded to $0

136   NOTES TO FINANCIAL STATEMENTS (UNAUDITED

 FOR THE YEAR OR PERIOD INDICATED                               CAPITAL GROWTH                  MID-CAP
 TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:                PORTFOLIO                 EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------

                                                               5/1/00       5/1/00         5/1/00          5/1/00
                                                            10/31/01   to 4/30/01*    to 10/31/01     to 4/30/01*
                                                         ------------  ------------   --------------   -----------
SHARES ISSUED AND REDEEMED:
     Institutional Class:
           Shares Issued from Govett Merger                      --            --              --             --
                                                       ----------------------------------------------------------
           Shares Issued                                      1,427         2,762             877          1,293
                                                       ----------------------------------------------------------
           Shares Issued in Lieu of Cash Distributions           --          672               --          1,402
                                                       ----------------------------------------------------------
           Shares Redeemed                                     (801)       (1,649)           (545)          (619)
                                                       ----------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                                         626         1,785             332          2,076
------------------------------------------------------------------------------------------------------------------

     Retail Class A:
           Shares Issued from Govett Merger                      --            --              --             --
                                                       ----------------------------------------------------------
           Shares Issued                                        275         1,145             166            260
                                                       ----------------------------------------------------------
           Shares Issued in Lieu of Cash Distributions           --          194               --             47
                                                       ----------------------------------------------------------
           Shares Redeemed                                     (238)         (981)           (111)           (31)
                                                       ----------------------------------------------------------
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                                37           358              55            276
------------------------------------------------------------------------------------------------------------------

     Institutional II Class:
           Shares Issued                                         69           330              --             --
                                                       ----------------------------------------------------------
           Shares Issued in Lieu of Cash Distributions           --           68               --             --
                                                       ----------------------------------------------------------
           Shares Redeemed                                      (47)          (75)             --             --
                                                       ----------------------------------------------------------

     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                                22           323              --             --
-----------------------------------------------------------------------------------------------------------------


     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                                         685         2,466             387          2,352
-----------------------------------------------------------------------------------------------------------------


 FOR THE YEAR OR PERIOD INDICATED                                  SMALL-CAP
 TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:              EQUITY PORTFOLIO
--------------------------------------------------------------------------------
                                                               5/1/00       5/1/00
                                                            10/31/01   to 4/30/01*
                                                         ------------  ------------
SHARES ISSUED AND REDEEMED:
     Institutional Class:
           Shares Issued from Govett Merger                                --
                                                       ------------------------------
           Shares Issued                                        754         1,209
                                                       ------------------------------
           Shares Issued in Lieu of Cash Distributions           --           762
                                                       ------------------------------
           Shares Redeemed                                     (407)         (500)
                                                       ------------------------------
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                                         347         1,471
-------------------------------------------------------------------------------------

     Retail Class A:
           Shares Issued from Govett Merger                      --         3,398
                                                       ------------------------------
           Shares Issued                                        374         5,640
                                                       ------------------------------
           Shares Issued in Lieu of Cash Distributions           --           115
                                                       ------------------------------
           Shares Redeemed                                     (419)       (5,815)
                                                       ------------------------------
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                               (45)        3,338
-------------------------------------------------------------------------------------

     Institutional II Class:
           Shares Issued                                         11             8
                                                       ------------------------------
           Shares Issued in Lieu of Cash Distributions           --            --
                                                       ------------------------------
           Shares Redeemed                                       --            (1)
                                                       ------------------------------

     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                                11             7
-------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                                         313         4,816
-------------------------------------------------------------------------------------


 FOR THE YEAR OR PERIOD INDICATED                                        INTERNATIONAL EQUITY
 TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:                         PORTFOLIO(1)(2)
----------------------------------------------------------------------------------------------------

                                                               5/1/00      11/1/00         1/1/00
                                                            10/31/01   to 4/30/01*    to 10/31/01
                                                         ------------  ------------   --------------
SHARES ISSUED AND REDEEMED:
     Institutional Class:
           Shares Issued from Govett Merger                      --            --           3,354
                                                         ----------------------------------------
           Shares Issued                                        337           484             175
                                                         ----------------------------------------
           Shares Issued in Lieu of Cash Distributions           --           193              99
                                                         ----------------------------------------
           Shares Redeemed                                     (543)         (965)           (301)
                                                         ----------------------------------------
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                                        (206)         (288)          3,327
------------------------------------------------------------------------------------------------

     Retail Class A:
           Shares Issued from Govett Merger                      --            --             284
                                                         ----------------------------------------
           Shares Issued                                        121         1,775              28
                                                         ----------------------------------------
           Shares Issued in Lieu of Cash Distributions           --            51             149
                                                         ----------------------------------------
           Shares Redeemed                                     (268)       (1,745)           (216)
                                                         ----------------------------------------
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                              (147)           81             245
-------------------------------------------------------------------------------------------------

     Institutional II Class:
           Shares Issued                                         --            --              --
                                                         ----------------------------------------
           Shares Issued in Lieu of Cash Distributions           --            --              --
                                                         ----------------------------------------
           Shares Redeemed                                       --            --              --
                                                         ----------------------------------------

     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                                --            --              --
-------------------------------------------------------------------------------------------------


     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                                        (353)         (207)          3,572

-------------------------------------------------------------------------------------------------


FOR THE YEAR OR PERIOD INDICATED                                          EMERGING MARKETS
TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:                       EQUITY PORTFOLIO(1)(2)
--------------------------------------------------------------------------------------------------------
                                                               5/1/00          11/1/00         1/1/00
                                                          to 10/31/01      to 4/30/01*    to 10/31/01
                                                           ------------    ------------   --------------
SHARES ISSUED AND REDEEMED:
     Institutional Class:
           Shares Issued from G                                  --            --              --
                                                          ----------------------------------------
           Shares Issued                                         --            --              --
                                                          ----------------------------------------
           Shares Issued in Lieu of Cash Distributions           --            --              --
                                                          ----------------------------------------
           Shares Redeemed                                       --            --              --
                                                          ----------------------------------------
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                                          --            --              --
--------------------------------------------------------------------------------------------------

     Retail Class A:
           Shares Issued from Govett Merger                      --            --              --
                                                          ----------------------------------------
           Shares Issued                                        184            99             108
                                                          ----------------------------------------
           Shares Issued in Lieu of Cash Distributions           --            --              --
                                                          ----------------------------------------
           Shares Redeemed                                     (264)         (180)           (453)
                                                          ----------------------------------------
     TOTAL RETAIL CLASS A SHARE
     TRANSACTIONS                                               (80)          (81)           (345)
-------------------------------------------------------------------------------------------------

     Institutional II Class:
           Shares Issued                                         --            --              --
                                                          ---------------------------------------
           Shares Issued in Lieu of Cash Distributions           --            --              --
                                                          ---------------------------------------
           Shares Redeemed                                       --            --              --
                                                          ---------------------------------------

     TOTAL RETAIL CLASS B SHARE
     TRANSACTIONS                                                --            --              --
-------------------------------------------------------------------------------------------------


     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                                         (80)         (81)            (345)

-------------------------------------------------------------------------------------------------


   *   Audited.
(1) The operations of the Portfolio prior to August 12, 2000 are those of the former Govett Fund. See Note 8.
(2) Share activity for the period prior to August 12, 2000 have been restated to reflect the conversion ratio used in the merger.
Amounts designated as "--" are either $0 or have been rounded to $0.

136 & 137








October 31, 2001

                                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) 137


                                                                October 31, 2001

138   NOTICE TO SHAREHOLDERS (UNAUDITED)


For taxpayers filing on a calendar year basis, this notice is for informational purposes only.

For the fiscal year ended October 31, 2001, each Portfolio is designating the following items with regard to distribution paid during the year.




                                LONG TERM
                                (20% RATE)    ORDINARY
                              CAPITAL GAINS    INCOME     TAX EXEMPT
                              DISTRIBUTIONS DISTRIBUTION    INCOME                    QUALIFYING      FOREIGN
 PORTFOLIO                     (TAX BASIS)   (TAX BASIS) DISTRIBUTION      TOTAL     DIVIDENDS (1)  TAX CREDIT
---------------------------------------------------------------------------------------------------------------

U.S. Treasury Money Market         0%           100%           0%           100%          0%            0%
---------------------------------------------------------------------------------------------------------------

U.S. Government Money Market       0%           100%           0%           100%          0%            0%
---------------------------------------------------------------------------------------------------------------

Money Market Portfolio             0%           100%           0%           100%          0%            0%
---------------------------------------------------------------------------------------------------------------

Tax-Free Money Market              0%             0%         100%           100%          0%            0%
---------------------------------------------------------------------------------------------------------------

Pennsylvania Tax-Free Money Market 0%             0%         100%           100%          0%            0%
---------------------------------------------------------------------------------------------------------------

Short Term Treasury                0%           100%           0%           100%          0%            0%
---------------------------------------------------------------------------------------------------------------

Maryland Tax Free                  0%             0%         100%           100%          0%            0%
---------------------------------------------------------------------------------------------------------------

Pennsylvania Tax Free              0%             0%         100%           100%          0%            0%
---------------------------------------------------------------------------------------------------------------

Intermediate Fixed Income          0%           100%           0%           100%          0%            0%
---------------------------------------------------------------------------------------------------------------

Income                             0%           100%           0%           100%          0%            0%
---------------------------------------------------------------------------------------------------------------

Balanced                          66%            34%           0%           100%         23%            0%
---------------------------------------------------------------------------------------------------------------

Equity Income                     73%            27%           0%           100%         99%            0%
---------------------------------------------------------------------------------------------------------------

Equity Index                      91%             9%           0%           100%         80%            0%
---------------------------------------------------------------------------------------------------------------

Blue Chip Equity                  80%            20%           0%           100%         94%            0%
---------------------------------------------------------------------------------------------------------------

Capital Growth                    79%            21%           0%           100%          2%            0%
---------------------------------------------------------------------------------------------------------------

Mid-Cap Equity                    68%            32%           0%           100%         59%            0%
---------------------------------------------------------------------------------------------------------------

Small-Cap Equity                   0%             0%           0%             0%          0%            0%
---------------------------------------------------------------------------------------------------------------

Emerging Markets Equity            0%             0%           0%             0%          0%            0%
---------------------------------------------------------------------------------------------------------------

(1) Qualifying dividends represent those dividends that qualify for the corporate dividends received deduction.




October 31, 2001

                                      NOTES







                                           SEMI ANNUAL REPORT / OCTOBER 31, 2001

                                      NOTES










SEMI ANNUAL REPORT / OCTOBER 31, 2001

                               INVESTMENT ADVISOR
                        Allied Investment Advisors, Inc.
                               Baltimore, Maryland

                              INVESTMENT SUBADVISOR
                                AIB Govett, Inc.
                            San Francisco, California

                                    TRUSTEES
                              William H. Cowie, Jr.
                                 David D. Downes
                                 Victor Garland
                                  Rick A. Gold
                                Charlotte R. Kerr
                                Thomas Schweizer
                                Richard B. Seidel

                                  ADMINISTRATOR
                                Through 12/31/01:
                      SEI Investments Mutual Funds Services
                               Oaks, Pennsylvania
                                Effective 1/1/02:
                            Allfirst Trust Co., N.A.
                               Baltimore, Maryland

                                   DISTRIBUTOR
                                Through 12/31/01:
                        SEI Investments Distribution Co.
                               Oaks, Pennsylvania
                                Effective 1/1/02:
                           ARKFunds Distributors, LLC
                                 Portland, Maine

                                  LEGAL COUNSEL
                           Kirkpatrick & Lockhart LLP
                                Washington, D.C.

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Boston, Massachusetts

                                    CUSTODIAN
                            Allfirst Trust Co., N.A.
                               Baltimore, Maryland

This report and the financial statements contained herein are submitted for the general information of the shareholders of ARK Funds. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Shares of the Portfolios are not deposits of any bank and are not insured by the Federal Deposit Insurance
    Corporation, the Federal Reserve Board, or any other government agency. Investing in the shares involves investment risks including the possible loss of principal amount invested. For information about ARK Funds
     Portfolios, please call 1-800-ARK-FUND (1-800-275-3863).

ARK FUNDS [logo omitted]


100 E. Pratt street, 15th floor  |    Mail Code 104-410
Baltimore, MD 21202



We are pleased to send you our Semi Annual  Report
for  the  period  ended   10/31/01.   This  report
contains   important    information   about   your
investments in ARK Funds. Because we are sending a semi annual report to each person listed as shareholder, you (or your household) may receive more than one report.

This material must be preceded or accompanied by a current prospectus. ARK-SA-001-0100

[recycled logo omitted]
RECYCLED CONTENT